                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21482
                                    ---------------------------------------

                          SUNAMERICA SPECIALTY SERIES
--------------------------------------------------------------------------------
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

        HARBORSIDE FINANCIAL CENTER, 3200 PLAZA 5 JERSEY CITY, NJ 07311
--------------------------------------------------------------------------------
    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)                    (ZIP CODE)

                                 JOHN T. GENOY
                             SENIOR VICE PRESIDENT
                       SUNAMERICA ASSET MANAGEMENT, LLC
                         HARBORSIDE FINANCIAL CENTER,
                                 3200 PLAZA 5
                             JERSEY CITY, NJ 07311
--------------------------------------------------------------------------------
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code:    (201) 324-6414
                                                      ------------------------

Date of fiscal year end:   October 31
                          ------------------------

Date of reporting period:        April 30, 2014
                               ------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

       2014 SEMI-ANNUAL REPORT

                          SUNAMERICA SPECIALTY SERIES


      High Watermark Fund
      2020 High Watermark Fund
      SunAmerica
      Alternative Strategies Fund
      Global Trends Fund
      Focused Alpha Growth Fund
      Focused Alpha Large-Cap Fund
      Income Explorer Fund
      Small-Cap Fund


                                    [GRAPHIC]



[LOGO]

                        TABLE OF CONTENTS


        MESSAGE FROM THE PRESIDENT..................................   2
        EXPENSE EXAMPLE.............................................   5
        STATEMENT OF ASSETS AND LIABILITIES.........................   7
        STATEMENT OF OPERATIONS.....................................   9
        STATEMENT OF CHANGES IN NET ASSETS..........................  10
        FINANCIAL HIGHLIGHTS........................................  12
        PORTFOLIO OF INVESTMENTS....................................  19
        NOTES TO FINANCIAL STATEMENTS...............................  66
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT
        AGREEMENT AND SUBADVISORY AGREEMENT......................... 101

        A MESSAGE FROM THE PRESIDENT -- (UNAUDITED)

Dear Shareholders:

We are pleased to present this semi-annual update for the SunAmerica Specialty Series, including 2020 High Watermark Fund, SunAmerica Alternative Strategies Fund, SunAmerica Global Trends Fund, SunAmerica Focused Alpha Growth Fund, SunAmerica Focused Alpha Large-Cap Fund, SunAmerica Income Explorer Fund and the recently launched SunAmerica Small-Cap Fund, for the six-month period ended April 30, 2014.

Overall, global equities advanced solidly during the semi-annual period, while global bonds delivered positive, yet muted, returns.

As the semi-annual period began in November 2013, the nearly five-year-old global stock rally marched on, as generally solid economic data, coupled with continued accommodative monetary policy from central banks around the world, raised many investors' 2014 expectations. Despite concerns about a slow-down in China and tepid economic growth in Europe, market participants were emboldened by signs of expansionary traction in the U.S. and Japan, the world's largest and third-largest economies, respectively. U.S. equities reached a new all-time high in December 2013, as the U.S. Federal Reserve (the "Fed") ended seven months of speculation and announced it would finally begin tapering its asset purchases, signaling confidence in the U.S. economy. Stock markets in Europe and Japan made fresh highs in December 2013 as well. In the fixed income market, bond yields generally increased in December 2013 on improving economic data and the Fed's tapering announcement.

Global equities got off to a weak start in early 2014, but subsequently recovered, continuing to post fresh highs into April 2014 despite the U.S. economic data impacted by the particularly inclement winter season, Fed Chair Janet Yellen unsettling some investors with comments that suggested the Fed may begin to raise interest rates at a slightly more aggressive pace than markets anticipated, ongoing geopolitical tensions surrounding the crisis in Ukraine, concerns about a Chinese growth slowdown and unsettling economic and political developments in several other emerging market countries. Investors appeared to take solace from comments out of the European Central Bank and Chinese government suggesting that stimulus measures may be ramped up. Solid U.S. corporate earnings and robust merger and acquisition activity also aided bullish sentiment. In the fixed income market, bond yields declined overall on weaker U.S. economic data in the first several months of 2014. However, the Fed continued to reduce its asset purchases, as it believed the U.S. economy appeared poised for stronger economic growth.

Amidst these conditions, the investment markets posted mixed results during the semi-annual period. Despite some volatility, the semi-annual period was a solid one for the U.S. equity markets, with broad-based gains driving the representative S&P 500 Index* to an 8.36% return, and for the international equity markets, with the MSCI All Country World Index (Net)* returning 5.28%. For the semi-annual period overall, all U.S. equity market capitalization segments produced gains. Large-cap stocks performed best, followed closely by mid-cap stocks and at some distance by small-cap stocks. Value stocks outperformed growth stocks across the capitalization spectrum. (All as represented by Russell Investments Indices.*) Nine of the ten sectors in the S&P 500 Index, representing the U.S. equity market, generated positive returns during the semi-annual period. Utilities, Information Technology, Energy, Health Care and Materials posted the highest total returns during the six months ended April 30, 2014. During the same period, Telecommunication Services was the only sector to post a negative return. Consumer Discretionary and Consumer Staples were also comparatively weak sectors within the S&P 500 Index. Within the international equities markets, Europe posted gains comparable to those of the U.S. equity market, but the Asia-Pacific region, including the Japanese equity market, and the emerging markets, posted negative returns during the semi-annual period.

U.S. bonds, as represented by Barclays U.S. Aggregate Bond Index,* and global bonds, as represented by Barclays Global Aggregate Bond Index,* posted more modest returns of 1.74% and 2.10%, respectively, for the semi-annual period overall. Fixed income sectors with higher risk profiles, including high yield corporate bonds, performed well, while those fixed income sectors considered less risky, such as U.S. Treasury securities, lagged in comparison. The Citigroup 10-Year U.S. Treasury Benchmark Index* returned 0.87%, as yields rose from 2.57% at the beginning of the semi-annual period to 2.67% on April 30, 2014. Similarly, as yields on international government bonds moved higher on improving economic data and U.S. Fed tapering, the Citigroup World Government

Bond Index (USD, hedged)* returned 1.94%. Meanwhile, the Barclays 1-3 Year Government Bond Index* was essentially flat, returning 0.24% for the same time period. Commodities generally performed well during the semi-annual period, as supply disruptions like harsh winter weather and geopolitical tensions drove up prices, especially of agricultural commodities. The exception was industrial metals, which were weaker on concerns about a slowing Chinese economy. Representing the commodities asset class, the S&P GSCI Light Energy Total Return Index* returned 5.98% for the semi-annual period. Hedge funds and managed futures generated comparatively weaker returns, with the Hedge Fund Research Equal Weighted Strategies Index* returning 1.81% and the S&P Diversified Trends Indicator Index* returning 0.11% over the same six months.

In our attempt to best serve the long-term interests of our shareholders amidst whatever market conditions may arise, we enhanced our suite of investment options during the semi-annual period by launching the SunAmerica Small-Cap Fund on February 6, 2014. We believe investors in this broadly diversified, two-tiered portfolio -- which strategically allocates assets between a small-cap index strategy and an active micro-cap growth strategy -- may benefit from greater growth potential opportunities than found in conventional small-cap portfolios. By using highly respected money managers to oversee each strategy, the SunAmerica Small-Cap Fund can leverage their combined expertise, resources and knowledge to potentially deliver enhanced returns and long-term growth of capital.

On the following pages, you will find the financial statements and portfolio information for each of the SunAmerica Specialty Series portfolios for the six-month period ended April 30, 2014.

Thank you for being a part of the SunAmerica Specialty Series portfolios. We value your ongoing confidence in us and look forward to serving your investment needs in the future.

Sincerely,

/s/ Peter A. Harbeck

Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC
--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DIVERSIFICATION AND ASSET ALLOCATION DO NOT GUARANTEE A PROFIT NOR PROTECT AGAINST A LOSS.

* The S&P 500 INDEX is Standard & Poor's 500 Composite Stock Price Index, a widely-recognized, unmanaged index of common stock prices. The MSCI ALL COUNTRY WORLD INDEX (NET) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The RUSSELL INVESTMENT INDICES have provided tracking for a wide array of benchmarks and indices for almost 30 years, and Russell is currently the U.S. institutional industry leader in terms of market share, capturing 68% of the market share for all U.S. institutional equity products reporting a benchmark. The Indices are constructed to be objective and comprehensive with full coverage of the underlying market segment (without gaps or overlaps) in order to create a complete picture of the whole market. The BARCLAYS U.S. AGGREGATE BOND INDEX represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. The BARCLAYS GLOBAL AGGREGATE BOND INDEX provides a broad-based measure of the global investment grade fixed-rate debt markets. It is comprised of the U.S. Aggregate, Pan-European Aggregate and Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized sub-indices by liquidity constraint, sector, quality and maturity. The CITIGROUP 10-YEAR U.S. TREASURY BENCHMARK INDEX is an unmanaged index that computes returns for the current Treasury Notes with a maturity of 10 years or less. Treasury Notes are fixed income securities whose interest and principal payments are backed by the full faith and credit of the U.S. government. The CITIGROUP WORLD GOVERNMENT BOND INDEX (USD, HEDGED) is a market capitalization-weighted bond index consisting of the government bond markets of 23 developed countries. Country eligibility in the WGBI is determined by market size, credit and barriers-to-entry requirement criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of US$25 million. The BARCLAYS 1-3 YEAR GOVERNMENT BOND INDEX consists of securities in the U.S. Government Index with a maturity from 1 up to (but not including) 3 years. The index includes publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government. The S&P GSCI LIGHT ENERGY TOTAL RETURN INDEX is a sub-index of the S&P Goldman Sachs Commodity Index (GSCI) and tracks the performance of commodity futures using the same conventions as the S&P GSCI. The S&P GSCI Light Energy TR Index uses 1/4 of the S&P GSCI contract production weights for the energy components. The S&P GSCI is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. The returns are calculated on a fully collateralized basis with full reinvestment. The HEDGE FUND RESEARCH EQUAL WEIGHTED STRATEGIES INDEX is calculated by equally weighting these eight hedge strategies with fixed weights for each strategy; convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The S&P DIVERSIFIED TRENDS INDICATOR INDEX is a diversified composite of commodity and financial futures designed to provide exposure to major global market trends. It's a composite of 24 highly liquid futures grouped into 14 sectors, evenly weighted between financials and physical commodities. Indices are not managed and an investor cannot invest directly in an index.
The 2020 High Watermark Fund's subadviser employs a disciplined quantitative approach through a proprietary, computer-assisted methodology to construct and rebalance the Fund's portfolio. This construction and rebalancing process is similar to asset allocation except that it controls not only portfolio assets such as U.S. government securities but also the portfolio's exposures to equity markets via futures contracts and from time to time options contracts. Under certain circumstances, the Fund may be required to invest 100% of its assets in fixed income securities. In these circumstances, the Fund may not participate meaningfully in any subsequent recovery in the equity markets. Use of fixed income securities reduces the Fund's ability to participate as fully in upward equity market movements, and therefore, represents some loss of opportunity compared to portfolios that are fully invested in equities.
On the 2020 High Watermark Fund's Protected Maturity Date, the Fund is designed to return to shareholders the highest net asset value (NAV) attained during the life of the Fund, adjusted as a result of dividends, distribution and extraordinary expenses. This NAV is the Fund's Protected High Watermark Value. The 2020 High Watermark Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement ("Master Agreement") between SunAmerica Specialty Series, on behalf of the 2020 High Watermark Fund, and Prudential Global Funding ("PGF"), under which PGF will pay to the Fund any shortfall between the Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. PGF's obligations are guaranteed by its parent company, Prudential Financial Inc., ("Prudential Financial"). The Master Agreement is solely the obligation of PGF and Prudential Financial. The Master Agreement is an obligation that runs solely to the 2020 High Watermark Fund, not to the Fund's shareholders. PGF's obligations under the Master Agreement are dependent on the financial condition of PGF and Prudential Financial. A shareholder's payout will be reduced by any redemption of Fund shares or dividends and distributions taken in cash, sales charges and extraordinary fund expenses. Dividends and distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Payment Undertaking does not apply to shares redeemed prior to the Protected Maturity Date and shareholders can lose money on shares redeemed early. If certain obligations are not performed under the Master Agreement (Master Agreement risk), shareholders will receive upon redemption the then-current net asset value, which may be lower than the current high watermark value. Neither the Fund nor SunAmerica Asset Management, LLC, the Fund's investment adviser, is obligated to replace the Master Agreement provider or Prudential Financial should they be unable to make payments under the Master Agreement. The Master Agreement increases the Fund's expenses and could lower fund performance. If the Master Agreement is terminated, the fee payable under a new agreement may be higher.
The SunAmerica Alternative Strategies Fund is not a complete investment program and should not be an investor's sole investment because its performance is linked to the performance of highly volatile commodities and hedge funds. The Fund may also hold investments through the managed futures strategy that may fluctuate significantly in value over short periods of time. Investors should consider buying shares of the SunAmerica Alternative Strategies Fund only as part of an overall portfolio strategy that includes other asset classes, such as fixed income and equity investments. Investors in the SunAmerica Alternative Strategies Fund should be willing to assume greater risks of potentially significant short-term share price fluctuation because of the SunAmerica Alternative Strategies Fund's investments in commodity-linked and hedge fund-linked instruments and in managed futures.
The risks associated with the Global Trends Fund's use of futures contracts include the risk that:
(i) changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset; (ii) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts; and (iii) if the Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. Forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Investments that provide exposure to foreign markets involve special risks, such as currency fluctuations, differing financial reporting and regulatory standards, and economic and political instability. These risks are highlighted when the issuer is in an emerging market. Fixed income securities and currency and fixed income futures are subject to changes in their value when prevailing interest rates change. Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from futures instruments that are tied to foreign instruments or currencies. The Fund also has exposure to the commodities markets, which may subject it to greater volatility than investments in traditional securities. The SunAmerica Global Trends Fund expects to invest a significant portion of its assets in repurchase agreements collateralized by the U.S. government and its agencies, and may also invest in other high-quality, short-term securities ("money market instruments"). The primary purpose of the repurchase agreements and other money market instruments held by the Fund will be to serve as collateral for the futures instruments. The Fund's investments in repurchase agreements involve certain risks involving the default or insolvency of the seller and counterparty risk (i.e. the risk that the counterparty will not perform its obligations). The Fund's return is expected to be derived principally from changes in the value of the assets underlying the futures instruments held by the Fund. Active trading of the Fund's portfolio may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund's performance. Active trading may also result in increased tax liability for Fund shareholders. Investors should note that the ability of the subadviser to successfully implement the Fund's strategies, including the proprietary investment process used by the subadviser, will influence the performance of the Fund significantly.
Focused funds are less diversified than typical mutual funds; therefore, the performance of each holding in a focused fund has a greater impact upon the overall portfolio, which increases risk. Stocks of small-cap and mid-cap companies are generally more volatile than and not as readily marketable as those of larger companies, and may have less resources and a greater risk of business failure than do large companies.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2014 -- (UNAUDITED)

DISCLOSURE OF FUND EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Fund (each a "Fund" and collectively, the "Funds") in the SunAmerica Specialty Series (the "Trust"), you may incur two types of costs:
(1) transaction costs, including applicable sales charges (loads) on purchase payments and contingent deferred sales charges and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) on investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at November 1, 2013 and held until April 30, 2014.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Period Ended April 30, 2014" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Period Ended April 30, 2014" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended April 30, 2014" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Period Ended April 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other Funds. For shareholder accounts in classes other than Class I and Class W, the "Expenses Paid During the Period Ended April 30, 2014" column does not include small account fees that may be charged if your balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Period Ended April 30, 2014" column does not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Funds' prospectuses, your retirement plan document and/or materials from your financial advisers for a full description of these fees. Had these fees, if applicable, been included, the "Expenses Paid During the Period Ended April 30, 2014" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges; small account fees and administrative fees, if applicable, to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs and other fees were included, your costs would have been higher.

        SUNAMERICA SPECIALTY SERIES
        EXPENSE EXAMPLE -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                                                ENDING ACCOUNT
                                                   ENDING ACCOUNT  EXPENSES PAID                 VALUE USING A  EXPENSES PAID
                                     BEGINNING      VALUE USING     DURING THE     BEGINNING    HYPOTHETICAL 5%  DURING THE
                                   ACCOUNT VALUE  ACTUAL RETURN AT PERIOD ENDED  ACCOUNT VALUE  ASSUMED RETURN  PERIOD ENDED
                                   AT NOVEMBER 1,    APRIL 30,       APRIL 30,   AT NOVEMBER 1,  AT APRIL 30,     APRIL 30,
                                        2013            2014           2014*          2013           2014           2014*
                                   -------------- ---------------- ------------- -------------- --------------- -------------
2020 HIGH WATERMARK FUND
  Class A#........................   $1,000.00       $  991.40        $ 6.72       $1,000.00       $1,018.05       $ 6.80
  Class C#........................   $1,000.00       $  988.13        $ 9.91       $1,000.00       $1,014.83       $10.04
  Class I#........................   $1,000.00       $  993.38        $ 4.40       $1,000.00       $1,020.38       $ 4.46
SUNAMERICA ALTERNATIVE STRATEGIES
 FUND@
  Class A#........................   $1,000.00       $1,032.95        $ 8.67       $1,000.00       $1,016.27       $ 8.60
  Class C#........................   $1,000.00       $1,029.60        $11.93       $1,000.00       $1,013.04       $11.83
  Class W#........................   $1,000.00       $1,032.75        $ 7.66       $1,000.00       $1,017.26       $ 7.60
SUNAMERICA GLOBAL TRENDS FUND@
  Class A#........................   $1,000.00       $  977.39        $ 9.07       $1,000.00       $1,015.62       $ 9.25
  Class C#........................   $1,000.00       $  974.96        $12.24       $1,000.00       $1,012.40       $12.47
  Class W#........................   $1,000.00       $  978.94        $ 8.10       $1,000.00       $1,016.61       $ 8.25
SUNAMERICA FOCUSED ALPHA
 GROWTH FUND
  Class A.........................   $1,000.00       $1,019.71        $ 8.26       $1,000.00       $1,016.61       $ 8.25
  Class C#........................   $1,000.00       $1,015.73        $11.85       $1,000.00       $1,013.04       $11.83
  Class W#........................   $1,000.00       $1,020.03        $ 7.61       $1,000.00       $1,017.26       $ 7.60
SUNAMERICA FOCUSED ALPHA
 LARGE-CAP FUND
  Class A#........................   $1,000.00       $1,048.24        $ 8.43       $1,000.00       $1,016.56       $ 8.30
  Class C#........................   $1,000.00       $1,044.90        $11.81       $1,000.00       $1,013.24       $11.63
  Class W#........................   $1,000.00       $1,048.44        $ 7.72       $1,000.00       $1,017.26       $ 7.60
SUNAMERICA INCOME EXPLORER FUND
  Class A#........................   $1,000.00       $1,071.51        $ 8.83       $1,000.00       $1,016.27       $ 8.60
  Class C#........................   $1,000.00       $1,067.54        $12.15       $1,000.00       $1,013.04       $11.83
  Class W#........................   $1,000.00       $1,072.64        $ 7.81       $1,000.00       $1,017.26       $ 7.60
SUNAMERICA SMALL-CAP FUND+
  Class A#........................   $1,000.00       $  996.00        $ 3.95       $1,000.00       $1,016.27       $ 8.60
  Class C#........................   $1,000.00       $  994.67        $ 5.44       $1,000.00       $1,013.04       $11.83
  Class W#........................   $1,000.00       $  996.67        $ 3.49       $1,000.00       $1,017.26       $ 7.60


                                     EXPENSE
                                   RATIO AS OF
                                    APRIL 30,
                                      2014*
                                   -----------
2020 HIGH WATERMARK FUND
  Class A#........................    1.36%
  Class C#........................    2.01%
  Class I#........................    0.89%
SUNAMERICA ALTERNATIVE STRATEGIES
 FUND@
  Class A#........................    1.72%
  Class C#........................    2.37%
  Class W#........................    1.52%
SUNAMERICA GLOBAL TRENDS FUND@
  Class A#........................    1.85%
  Class C#........................    2.50%
  Class W#........................    1.65%
SUNAMERICA FOCUSED ALPHA
 GROWTH FUND
  Class A.........................    1.65%
  Class C#........................    2.37%
  Class W#........................    1.52%
SUNAMERICA FOCUSED ALPHA
 LARGE-CAP FUND
  Class A#........................    1.66%
  Class C#........................    2.33%
  Class W#........................    1.52%
SUNAMERICA INCOME EXPLORER FUND
  Class A#........................    1.72%
  Class C#........................    2.37%
  Class W#........................    1.52%
SUNAMERICA SMALL-CAP FUND+
  Class A#........................    1.72%
  Class C#........................    2.37%
  Class W#........................    1.52%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365 days, except for the Small-Cap Fund "Actual Return" information which was multiplied by 84 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your prospectus, your retirement plan document and/or materials from your financial adviser, for more information.
# During the stated period, the investment adviser either waived a portion or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Period Ended April 30, 2014" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Period Ended April 30, 2014" and the "Expense Ratios" would have been lower.
@  Consolidated; See Note 2.
+  Commencement of operations on February 6, 2014.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2014 -- (UNAUDITED)

                                                                      SUNAMERICA    SUNAMERICA    SUNAMERICA     SUNAMERICA
                                                         2020 HIGH    ALTERNATIVE     GLOBAL       FOCUSED        FOCUSED
                                                         WATERMARK    STRATEGIES      TRENDS     ALPHA GROWTH   ALPHA LARGE-
                                                           FUND          FUND#        FUND#          FUND         CAP FUND
                                                       ------------  ------------  -----------  -------------  -------------
ASSETS:
Investments at value (unaffiliated)*.................. $ 42,551,706  $ 74,569,506  $        --  $ 560,103,460  $ 604,951,848
Repurchase agreements (cost approximates value).......      174,000     2,187,000   68,430,000             --             --
                                                       ------------  ------------  -----------  -------------  -------------
  Total investments...................................   42,725,706    76,756,506   68,430,000    560,103,460    604,951,848
                                                       ------------  ------------  -----------  -------------  -------------
Cash..................................................          642            --        2,560            581          1,869
Foreign Cash*.........................................           --            --           --             --             --
Receivable for:
  Shares of beneficial interest sold..................           --        28,708       20,422      1,068,126        256,064
  Dividends and interest..............................           --       107,661           74         99,595        287,736
  Investments sold....................................           --            --           --     21,783,944     17,291,426
Prepaid expenses and other assets.....................        4,912         5,251        5,113         12,922          9,914
Due from broker.......................................           --        46,144    1,948,663             --             --
Due from investment adviser for expense
 reimbursements/fee waivers...........................       23,489        54,308       12,574            834            625
Deferred offering costs...............................           --            --           --             --             --
Unrealized appreciation on forward foreign
 currency contracts...................................           --            --       51,002             --             --
Variation margin on futures contracts.................          305        77,985       98,368             --             --
                                                       ------------  ------------  -----------  -------------  -------------
  Total assets........................................   42,755,054    77,076,563   70,568,776    583,069,462    622,799,482
                                                       ------------  ------------  -----------  -------------  -------------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..............          344       370,549      219,275      1,839,795        491,752
  Investments purchased...............................           --            --           --             --             --
  Investment advisory and management fees.............       22,867        63,495       65,986        481,685        515,761
  Distribution and service maintenance fees...........       14,695        26,988       29,121        206,479        243,247
  Transfer agent fees and expenses....................        8,618        19,308       13,554        120,544        124,570
  Trustees' fees and expenses.........................          103           176          195          4,762         10,186
  Prudential Global Funding, Inc. (Note 1)............       12,314            --           --             --             --
  Other accrued expenses..............................       28,996        70,758       74,761        154,987        151,987
Call and put options written, at value@...............           --        68,021           --             --             --
Unrealized depreciation on forward foreign
 currency contracts...................................           --            --       21,989             --             --
Variation margin on futures contracts.................           --       121,538       64,440             --             --
                                                       ------------  ------------  -----------  -------------  -------------
  Total liabilities...................................       87,937       740,833      489,321      2,808,252      1,537,503
                                                       ------------  ------------  -----------  -------------  -------------
NET ASSETS............................................ $ 42,667,117  $ 76,335,730  $70,079,455  $ 580,261,210  $ 621,261,979
                                                       ============  ============  ===========  =============  =============
NET ASSETS REPRESENTED BY:
Paid-in capital.......................................   54,630,491   168,499,007   76,183,057    582,618,986    759,517,227
Accumulated undistributed net investment income
 (loss)...............................................      322,432   (12,834,277)  (5,236,418)    (3,590,870)    (2,343,008)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts
 and foreign exchange transactions....................  (17,468,535)  (80,493,229)  (1,315,385)  (107,966,321)  (217,559,941)
Unrealized appreciation (depreciation) on
 investments..........................................    5,181,374     1,049,219           --    109,199,390     81,647,701
Unrealized appreciation (depreciation) on futures
 contracts and written options contracts..............        1,355       115,006      348,205             --             --
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...............................           --             4       99,996             25             --
                                                       ------------  ------------  -----------  -------------  -------------
Net Assets............................................ $ 42,667,117  $ 76,335,730  $70,079,455  $ 580,261,210  $ 621,261,979
                                                       ============  ============  ===========  =============  =============
*Cost
  Investments (unaffiliated).......................... $ 37,370,332  $ 73,520,287  $        --  $ 450,904,070  $ 523,304,147
                                                       ============  ============  ===========  =============  =============
  Foreign cash........................................ $         --  $          0  $        --  $          --  $          --
                                                       ============  ============  ===========  =============  =============
  @ Premiums received on options written.............. $         --  $     50,296  $        --  $          --  $          --
                                                       ============  ============  ===========  =============  =============

                                                        SUNAMERICA
                                                          INCOME     SUNAMERICA
                                                         EXPLORER    SMALL-CAP
                                                           FUND         FUND
                                                       -----------  -----------
ASSETS:
Investments at value (unaffiliated)*.................. $22,802,675  $50,987,045
Repurchase agreements (cost approximates value).......          --           --
                                                       -----------  -----------
  Total investments...................................  22,802,675   50,987,045
                                                       -----------  -----------
Cash..................................................      50,244       34,874
Foreign Cash*.........................................      42,009           --
Receivable for:
  Shares of beneficial interest sold..................      68,687       10,177
  Dividends and interest..............................     120,250       13,534
  Investments sold....................................     358,216      578,557
Prepaid expenses and other assets.....................       4,770           --
Due from broker.......................................          --           --
Due from investment adviser for expense
 reimbursements/fee waivers...........................      20,178       23,291
Deferred offering costs...............................          --      141,831
Unrealized appreciation on forward foreign
 currency contracts...................................         236           --
Variation margin on futures contracts.................          --           --
                                                       -----------  -----------
  Total assets........................................  23,467,265   51,789,309
                                                       -----------  -----------
LIABILITIES:
Payable for:
  Shares of beneficial interest redeemed..............      11,233       37,031
  Investments purchased...............................     221,037      143,216
  Investment advisory and management fees.............      18,566       43,284
  Distribution and service maintenance fees...........       6,898       15,197
  Transfer agent fees and expenses....................       6,251        9,884
  Trustees' fees and expenses.........................         130          175
  Prudential Global Funding, Inc. (Note 1)............          --           --
  Other accrued expenses..............................      45,287      140,051
Call and put options written, at value@...............          --           --
Unrealized depreciation on forward foreign
 currency contracts...................................       4,821           --
Variation margin on futures contracts.................          --           --
                                                       -----------  -----------
  Total liabilities...................................     314,223      388,838
                                                       -----------  -----------
NET ASSETS............................................ $23,153,042  $51,400,471
                                                       ===========  ===========
NET ASSETS REPRESENTED BY:
Paid-in capital.......................................  21,534,766   51,562,448
Accumulated undistributed net investment income
 (loss)...............................................      90,237      (83,945)
Accumulated undistributed net realized gain (loss) on
 investments, futures contracts, options contracts
 and foreign exchange transactions....................     208,108        7,865
Unrealized appreciation (depreciation) on
 investments..........................................   1,324,606      (85,898)
Unrealized appreciation (depreciation) on futures
 contracts and written options contracts..............          --           --
Unrealized foreign exchange gain (loss) on other
 assets and liabilities...............................      (4,675)           1
                                                       -----------  -----------
Net Assets............................................ $23,153,042  $51,400,471
                                                       ===========  ===========
*Cost
  Investments (unaffiliated).......................... $21,478,069  $51,072,943
                                                       ===========  ===========
  Foreign cash........................................ $    42,268  $        --
                                                       ===========  ===========
  @ Premiums received on options written.............. $        --  $        --
                                                       ===========  ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF ASSETS AND LIABILITIES -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                  SUNAMERICA  SUNAMERICA   SUNAMERICA   SUNAMERICA  SUNAMERICA
                                                       2020 HIGH  ALTERNATIVE   GLOBAL      FOCUSED      FOCUSED      INCOME
                                                       WATERMARK  STRATEGIES    TRENDS    ALPHA GROWTH ALPHA LARGE-  EXPLORER
                                                         FUND        FUND#      FUND#         FUND       CAP FUND      FUND
                                                      ----------- ----------- ----------- ------------ ------------ -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $25,548,689 $57,336,599 $47,880,468 $429,702,611 $496,737,622 $22,068,191
Shares of beneficial interest issued and
 outstanding.........................................   2,824,241   7,034,404   3,567,813   17,756,686   20,484,725   1,356,518
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)............................................. $      9.05 $      8.15 $     13.42 $      24.20 $      24.25 $     16.27
Maximum sales charge (5.75% of offering price).......        0.55        0.50        0.82         1.48         1.48        0.99
                                                      ----------- ----------- ----------- ------------ ------------ -----------
Maximum offering price to public..................... $      9.60 $      8.65 $     14.24 $      25.68 $      25.73 $     17.26
                                                      =========== =========== =========== ============ ============ ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $ 6,041,965 $11,285,149 $16,453,291 $ 89,572,832 $118,074,088 $   921,773
Shares of beneficial interest issued and
 outstanding.........................................     668,514   1,409,856   1,245,946    3,760,240    4,941,182      56,709
Net asset value, offering and redemption price per
 share (excluding any applicable contingent deferred
 sales charge)....................................... $      9.04 $      8.00 $     13.21 $      23.82 $      23.90 $     16.25
                                                      =========== =========== =========== ============ ============ ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $11,076,463 $        -- $        -- $         -- $         -- $        --
Shares of beneficial interest issued and
 outstanding.........................................   1,221,340          --          --           --           --          --
Net asset value, offering and redemption price per
 share............................................... $      9.07 $        -- $        -- $         -- $         -- $        --
                                                      =========== =========== =========== ============ ============ ===========
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $        -- $ 7,713,982 $ 5,745,696 $ 60,985,767 $  6,450,269 $   163,078
Shares of beneficial interest issued and
 outstanding.........................................          --     940,244     425,648    2,509,036      264,641      10,024
Net asset value, offering and redemption price per
 share............................................... $        -- $      8.20 $     13.50 $      24.31 $      24.37 $     16.27
                                                      =========== =========== =========== ============ ============ ===========

                                                      SUNAMERICA
                                                      SMALL-CAP
                                                         FUND
                                                      -----------
CLASS A (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $51,179,994
Shares of beneficial interest issued and
 outstanding.........................................   3,425,719
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales
 charge)............................................. $     14.94
Maximum sales charge (5.75% of offering price).......        0.91
                                                      -----------
Maximum offering price to public..................... $     15.85
                                                      ===========
CLASS C (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $   120,836
Shares of beneficial interest issued and
 outstanding.........................................       8,101
Net asset value, offering and redemption price per
 share (excluding any applicable contingent deferred
 sales charge)....................................... $     14.92
                                                      ===========
CLASS I (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $        --
Shares of beneficial interest issued and
 outstanding.........................................          --
Net asset value, offering and redemption price per
 share............................................... $        --
                                                      ===========
CLASS W (UNLIMITED SHARES AUTHORIZED):
Net assets........................................... $    99,641
Shares of beneficial interest issued and
 outstanding.........................................       6,667
Net asset value, offering and redemption price per
 share............................................... $     14.95
                                                      ===========

--------
#  Consolidated; See Note 2.

See Notes to Financial Statements.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF OPERATIONS -- FOR THE PERIODS ENDED APRIL 30, 2014 -- (UNAUDITED)

                                                                                 SUNAMERICA   SUNAMERICA   SUNAMERICA
                                                                     2020 HIGH   ALTERNATIVE    GLOBAL      FOCUSED
                                                                     WATERMARK   STRATEGIES     TRENDS    ALPHA GROWTH
                                                                       FUND         FUND#       FUND#         FUND
                                                                    -----------  ----------- -----------  ------------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $        --  $   36,450  $        --  $ 1,287,730
Interest (unaffiliated)............................................     786,023     285,731       14,257        1,816
                                                                    -----------  ----------  -----------  -----------
      Total investment income*.....................................     786,023     322,181       14,257    1,289,546
                                                                    -----------  ----------  -----------  -----------
Expenses:
  Investment advisory and management fees..........................     144,715     495,143      568,241    2,799,084
  Distribution and service maintenance fees:.......................
   Class A.........................................................      45,532     105,322       98,903      754,570
   Class C.........................................................      34,879      61,192       99,108      410,796
  Service fees:
   Class I.........................................................      14,417          --           --           --
   Class W.........................................................          --       5,718        6,066       34,856
  Transfer agent fees and expenses:
   Class A.........................................................      31,394      67,985       64,860      551,874
   Class C.........................................................       9,233      14,510       23,397      104,594
   Class I.........................................................      13,134          --           --           --
   Class W.........................................................          --      11,421        9,349       51,122
  Registration fees:
   Class A.........................................................       7,450      11,197       19,669        1,845
   Class C.........................................................       5,899       6,627          268       15,467
   Class I.........................................................       8,065          --           --           --
   Class W.........................................................          --       7,037          252        4,386
  Custodian and accounting fees....................................      12,552      24,005       25,716       19,259
  Reports to shareholders..........................................       9,503      12,964        9,065       40,838
  Audit and tax fees...............................................      20,169      31,466       28,333       17,874
  Legal fees.......................................................       4,768      21,909       11,395        8,540
  Fees paid to Prudential Global Funding, Inc (Note 1).............      77,924          --           --           --
  Trustees' fees and expenses......................................       1,434      19,418        3,070       16,501
  Deferred offering costs..........................................          --          --           --           --
  Interest expense.................................................          --      54,812        3,441           --
  Other expenses...................................................       7,504      11,346       11,253       12,354
                                                                    -----------  ----------  -----------  -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid
    indirectly.....................................................     448,572     962,072      982,386    4,843,960
   Net (fees waived and expenses reimbursed)/recouped by
    investment advisor (Note 5)....................................    (150,441)   (241,495)    (144,110)      35,934
   Fees paid indirectly (Note 10)..................................          --          --           --       (5,554)
                                                                    -----------  ----------  -----------  -----------
   Net expenses....................................................     298,131     720,577      838,276    4,874,340
                                                                    -----------  ----------  -----------  -----------
Net investment income (loss).......................................     487,892    (398,396)    (824,019)  (3,584,794)
                                                                    -----------  ----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).............     576,411      48,278           --   14,157,171
Net realized gain (loss) on futures contracts and written options
 contracts.........................................................       9,077   1,012,471     (707,444)          --
Net realized foreign exchange gain (loss) on other assets and
 liabilities.......................................................          --    (929,905)     (58,545)      (2,095)
Net increase from payment by affiliates (Note 5)...................          --     536,835           --           --
                                                                    -----------  ----------  -----------  -----------
Net realized gain (loss) on investments and foreign currencies.....     585,488     667,679     (765,989)  14,155,076
                                                                    -----------  ----------  -----------  -----------
Change in unrealized appreciation (depreciation) on
 investments (unaffiliated)........................................  (1,502,341)  1,043,687           --   (1,928,497)
Change in unrealized appreciation (depreciation) on futures
 contracts and written options contracts...........................      (2,083)    386,603     (262,168)          --
Change in unrealized foreign exchange gain (loss) on other assets
 and liabilities...................................................          --     867,034      170,071          178
                                                                    -----------  ----------  -----------  -----------
Net unrealized gain (loss) on investments
 and foreign currencies............................................  (1,504,424)  2,297,324      (92,097)  (1,928,319)
                                                                    -----------  ----------  -----------  -----------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................    (918,936)  2,965,003     (858,086)  12,226,757
                                                                    -----------  ----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $  (431,044) $2,566,607  $(1,682,105) $ 8,641,963
                                                                    ===========  ==========  ===========  ===========
* Net of foreign withholding taxes on interest and dividends of.... $        --  $       --  $        --  $    24,139
                                                                    ===========  ==========  ===========  ===========

                                                                     SUNAMERICA  SUNAMERICA
                                                                      FOCUSED      INCOME    SUNAMERICA
                                                                    ALPHA LARGE-  EXPLORER   SMALL-CAP
                                                                      CAP FUND      FUND       FUND+
                                                                    ------------ ----------  ----------
INVESTMENT INCOME:
Dividends (unaffiliated)........................................... $ 3,444,854  $  661,650  $ 127,497
Interest (unaffiliated)............................................         670     113,570         97
                                                                    -----------  ----------  ---------
      Total investment income*.....................................   3,445,524     775,220    127,594
                                                                    -----------  ----------  ---------
Expenses:
  Investment advisory and management fees..........................   3,239,484     107,479    122,916
  Distribution and service maintenance fees:.......................
   Class A.........................................................     913,474      36,633     42,845
   Class C.........................................................     607,285       2,272        262
  Service fees:
   Class I.........................................................          --          --         --
   Class W.........................................................       3,341          81         36
  Transfer agent fees and expenses:
   Class A.........................................................     630,531      23,463     28,794
   Class C.........................................................     141,327         788      1,804
   Class I.........................................................          --          --         --
   Class W.........................................................       4,900         438      1,777
  Registration fees:
   Class A.........................................................      16,420         922         --
   Class C.........................................................       7,661         787         --
   Class I.........................................................          --          --         --
   Class W.........................................................       4,154         785         --
  Custodian and accounting fees....................................      11,884      15,028      5,878
  Reports to shareholders..........................................      43,261       8,214      2,074
  Audit and tax fees...............................................      17,868      26,123      9,540
  Legal fees.......................................................       9,005      10,885      3,854
  Fees paid to Prudential Global Funding, Inc (Note 1).............          --          --         --
  Trustees' fees and expenses......................................      17,090         644        356
  Deferred offering costs..........................................          --          --     33,439
  Interest expense.................................................         543          --         --
  Other expenses...................................................      12,698       9,114      5,656
                                                                    -----------  ----------  ---------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid
    indirectly.....................................................   5,680,926     243,656    259,231
   Net (fees waived and expenses reimbursed)/recouped by
    investment advisor (Note 5)....................................      95,932     (57,422)   (47,692)
   Fees paid indirectly (Note 10)..................................      (3,052)         --         --
                                                                    -----------  ----------  ---------
   Net expenses....................................................   5,773,806     186,234    211,539
                                                                    -----------  ----------  ---------
Net investment income (loss).......................................  (2,328,282)    588,986    (83,945)
                                                                    -----------  ----------  ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated).............  24,798,310     203,675      7,865
Net realized gain (loss) on futures contracts and written options
 contracts.........................................................          --          --         --
Net realized foreign exchange gain (loss) on other assets and
 liabilities.......................................................      (2,034)     10,169         --
Net increase from payment by affiliates (Note 5)...................          --          --         --
                                                                    -----------  ----------  ---------
Net realized gain (loss) on investments and foreign currencies.....  24,796,276     213,844      7,865
                                                                    -----------  ----------  ---------
Change in unrealized appreciation (depreciation) on
 investments (unaffiliated)........................................   8,503,776     722,780    (85,898)
Change in unrealized appreciation (depreciation) on futures
 contracts and written options contracts...........................          --          --         --
Change in unrealized foreign exchange gain (loss) on other assets
 and liabilities...................................................          --     (14,154)         1
                                                                    -----------  ----------  ---------
Net unrealized gain (loss) on investments
 and foreign currencies............................................   8,503,776     708,626    (85,897)
                                                                    -----------  ----------  ---------
Net realized and unrealized gain (loss) on investments and foreign
 currencies........................................................  33,300,052     922,470    (78,032)
                                                                    -----------  ----------  ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................ $30,971,770  $1,511,456  $(161,977)
                                                                    ===========  ==========  =========
* Net of foreign withholding taxes on interest and dividends of.... $    20,745  $   15,190  $      49
                                                                    ===========  ==========  =========

--------
#  Consolidated; See Note 2.
+  For the period February 6, 2014 (commencement of operations) to April 30,
   2014.

See Notes to Financial Statements.

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (unaudited)

                                                                            SUNAMERICA ALTERNATIVE
                                               2020 HIGH WATERMARK FUND        STRATEGIES FUND#
                                              -------------------------  ---------------------------
                                                FOR THE                    FOR THE
                                              PERIOD ENDED    FOR THE    PERIOD ENDED     FOR THE
                                               APRIL 30,    YEAR ENDED    APRIL 30,     YEAR ENDED
                                                  2014      OCTOBER 31,      2014       OCTOBER 31,
                                              (UNAUDITED)      2013      (UNAUDITED)       2013
                                              ------------ ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)............... $   487,892  $  1,113,569  $   (398,396) $  (1,494,865)
  Net realized gain (loss) on investments
   and foreign currencies....................     585,488     2,726,831       667,679     (8,414,549)
  Net unrealized gain (loss) on investments
   and foreign currencies....................  (1,504,424)   (5,872,886)    2,297,324     (7,047,897)
                                              -----------  ------------  ------------  -------------
Net increase (decrease) in net assets
 resulting from operations...................    (431,044)   (2,032,486)    2,566,607    (16,957,311)
                                              -----------  ------------  ------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)............    (629,587)     (685,805)           --             --
  Net investment income (Class C)............    (109,241)     (181,153)           --             --
  Net investment income (Class I)............    (341,353)     (412,742)           --             --
  Net investment income (Class W)............          --            --            --             --
  Net realized gain on securities (Class A)..          --            --            --             --
  Net realized gain on securities (Class C)..          --            --            --             --
  Net realized gain on securities (Class I)..          --            --            --             --
  Net realized gain on securities (Class W)..          --            --            --             --
                                              -----------  ------------  ------------  -------------
Total distributions to shareholders..........  (1,080,181)   (1,279,700)           --             --
                                              -----------  ------------  ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 (NOTE 8)....................................  (3,558,960)  (12,497,657)  (14,912,545)  (168,298,078)
                                              -----------  ------------  ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......  (5,070,185)  (15,809,843)  (12,345,938)  (185,255,389)

NET ASSETS:
Beginning of period..........................  47,737,302    63,547,145    88,681,668    273,937,057
                                              -----------  ------------  ------------  -------------
End of period+............................... $42,667,117  $ 47,737,302  $ 76,335,730  $  88,681,668
                                              ===========  ============  ============  =============
--------
+ Includes accumulated undistributed net
 investment income (loss).................... $   322,432  $    914,721  $(12,834,277) $ (12,435,881)
                                              ===========  ============  ============  =============

                                                   SUNAMERICA GLOBAL
                                                      TRENDS FUND#
                                              ---------------------------
                                                FOR THE
                                              PERIOD ENDED     FOR THE
                                               APRIL 30,     YEAR ENDED
                                                  2014       OCTOBER 31,
                                              (UNAUDITED)       2013
                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)............... $   (824,019) $  (3,209,370)
  Net realized gain (loss) on investments
   and foreign currencies....................     (765,989)    12,963,532
  Net unrealized gain (loss) on investments
   and foreign currencies....................      (92,097)       489,436
                                              ------------  -------------
Net increase (decrease) in net assets
 resulting from operations...................   (1,682,105)    10,243,598
                                              ------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)............           --             --
  Net investment income (Class C)............           --             --
  Net investment income (Class I)............           --             --
  Net investment income (Class W)............           --             --
  Net realized gain on securities (Class A)..   (6,038,759)            --
  Net realized gain on securities (Class C)..   (2,156,496)            --
  Net realized gain on securities (Class I)..           --             --
  Net realized gain on securities (Class W)..     (936,100)            --
                                              ------------  -------------
Total distributions to shareholders..........   (9,131,355)            --
                                              ------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 (NOTE 8)....................................  (20,012,258)  (216,106,283)
                                              ------------  -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......  (30,825,718)  (205,862,685)

NET ASSETS:
Beginning of period..........................  100,905,173    306,767,858
                                              ------------  -------------
End of period+............................... $ 70,079,455  $ 100,905,173
                                              ============  =============
--------
+ Includes accumulated undistributed net
 investment income (loss).................... $ (5,236,418) $  (4,412,399)
                                              ============  =============

#  Consolidated; See Note 2.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        STATEMENT OF CHANGES IN NET ASSETS -- (unaudited) (continued)

                                                SUNAMERICA FOCUSED ALPHA     SUNAMERICA FOCUSED ALPHA
                                                      GROWTH FUND                 LARGE-CAP FUND
                                              ---------------------------   --------------------------
                                                 FOR THE                      FOR THE
                                               PERIOD ENDED      FOR THE    PERIOD ENDED     FOR THE
                                                APRIL 30,      YEAR ENDED    APRIL 30,     YEAR ENDED
                                                   2014        OCTOBER 31,      2014       OCTOBER 31,
                                               (UNAUDITED)        2013      (UNAUDITED)       2013
                                              ------------    ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)............... $  (3,584,794)  $ (3,461,740) $ (2,328,282) $ (1,369,671)
  Net realized gain (loss) on investments
   and foreign currencies....................    14,155,076.    46,418,095    24,796,276    45,531,424
  Net unrealized gain (loss) on investments
   and foreign currencies....................   (1,928,319).    55,098,222     8,503,776    37,832,169
                                              -------------   ------------  ------------  ------------
Net increase (decrease) in net assets
 resulting from operations...................     8,641,963.    98,054,577    30,971,770    81,993,922
                                              -------------   ------------  ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)............            --.            --            --            --
  Net investment income (Class C)............            --.            --            --            --
  Net investment income (Class I)............            --.            --            --            --
  Net investment income (Class W)............            --.            --            --            --
  Net realized gain on securities (Class A...  (17,772,544).   (29,566,944)  (26,929,525)   (9,908,087)
  Net realized gain on securities (Class C)..   (3,208,951).    (3,751,227)   (6,180,659)   (1,441,264)
  Net realized gain on securities (Class I)..            --.            --            --            --
  Net realized gain on securities (Class W...   (1,391,074).      (682,590)     (135,057)      (18,822)
                                              -------------   ------------  ------------  ------------
Total distributions to shareholders..........  (22,372,569).   (34,000,761)  (33,245,241)  (11,368,173)
                                              -------------   ------------  ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 (NOTE 8)....................................    73,078,440.   169,183,608   (19,855,895)  314,267,799
                                              -------------   ------------  ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS......    59,347,834.   233,237,424   (22,129,366)  384,893,548

NET ASSETS:
Beginning of period..........................   520,913,376.   287,675,952   643,391,345   258,497,797
                                              -------------   ------------  ------------  ------------
End of period+............................... $ 580,261,210.  $520,913,376  $621,261,979  $643,391,345
                                              =============   ============  ============  ============
--------
+ Includes accumulated undistributed net
 investment income (loss).................... $  (3,590,870)  $     (6,076) $ (2,343,008) $    (14,726)
                                              =============   ============  ============  ============

                                                    SUNAMERICA INCOME         SUNAMERICA
                                                      EXPLORER FUND         SMALL-CAP FUND
                                              ----------------------------  --------------
                                                FOR THE                     FOR THE PERIOD
                                              PERIOD ENDED  FOR THE PERIOD   FEBRUARY 6,
                                               APRIL 30,       JULY 2,      2014@ THROUGH
                                                  2014      2013@ THROUGH   APRIL 30, 2014
                                              (UNAUDITED)  OCTOBER 31, 2013  (UNAUDITED)
                                              ------------ ---------------- --------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)............... $   588,986    $   251,095     $   (83,945)
  Net realized gain (loss) on investments
   and foreign currencies....................     213,844        (11,190)          7,865
  Net unrealized gain (loss) on investments
   and foreign currencies....................     708,626        611,305         (85,897)
                                              -----------    -----------     -----------
Net increase (decrease) in net assets
 resulting from operations...................   1,511,456        851,210        (161,977)
                                              -----------    -----------     -----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)............    (512,077)      (232,313)             --
  Net investment income (Class C)............     (10,242)        (1,374)             --
  Net investment income (Class I)............          --             --              --
  Net investment income (Class W)............      (2,882)        (1,332)             --
  Net realized gain on securities (Class A...          --             --              --
  Net realized gain on securities (Class C)..          --             --              --
  Net realized gain on securities (Class I)..          --             --              --
  Net realized gain on securities (Class W...          --             --              --
                                              -----------    -----------     -----------
Total distributions to shareholders..........    (525,201)      (235,019)             --
                                              -----------    -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS
 (NOTE 8)....................................     396,705     21,153,891      51,562,448
                                              -----------    -----------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......   1,382,960     21,770,082      51,400,471

NET ASSETS:
Beginning of period..........................  21,770,082             --              --
                                              -----------    -----------     -----------
End of period+............................... $23,153,042    $21,770,082     $51,400,471
                                              ===========    ===========     ===========
--------
+ Includes accumulated undistributed net
 investment income (loss).................... $    90,237    $    26,452     $   (83,945)
                                              ===========    ===========     ===========

@  Commencement of operations.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(3)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                                2020 HIGH WATERMARK FUND
                                                                ------------------------
                                                                        CLASS A
                                                                        -------
10/31/09       $7.74     $0.14      $ 0.50      $ 0.64     $(0.16)       $--      $(0.16) $8.22     8.32%  $38,471     1.59%
10/31/10        8.22      0.16        0.72        0.88      (0.14)        --       (0.14)  8.96    10.90    35,827     1.53
10/31/11        8.96      0.19        0.48        0.67      (0.17)        --       (0.17)  9.46     7.76    34,975     1.48
10/31/12        9.46      0.19        0.46        0.65      (0.19)        --       (0.19)  9.92     6.96    33,009     1.42
10/31/13        9.92      0.20       (0.56)      (0.36)     (0.21)        --       (0.21)  9.35    (3.70)   27,131     1.34
04/30/14(4)     9.35      0.10       (0.19)      (0.09)     (0.21)        --       (0.21)  9.05    (0.86)   25,549     1.36(5)
                                                                        CLASS C
                                                                        -------
10/31/09       $7.69     $0.08      $ 0.50      $ 0.58     $(0.11)       $--      $(0.11) $8.16     7.59%  $16,839     2.24%
10/31/10        8.16      0.10        0.72        0.82      (0.09)        --       (0.09)  8.89    10.14    16,229     2.18
10/31/11        8.89      0.13        0.48        0.61      (0.12)        --       (0.12)  9.38     7.02    15,848     2.13
10/31/12        9.38      0.12        0.46        0.58      (0.13)        --       (0.13)  9.83     6.22    14,123     2.07
10/31/13        9.83      0.13       (0.55)      (0.42)     (0.13)        --       (0.13)  9.28    (4.29)    8,230     1.99
04/30/14(4)     9.28      0.07       (0.18)      (0.11)     (0.13)        --       (0.13)  9.04    (1.19)    6,042     2.01(5)
                                                                        CLASS I
                                                                        -------
10/31/09       $7.79     $0.17      $ 0.50      $ 0.67     $(0.20)       $--      $(0.20) $8.26     8.66%  $12,497     1.12%
10/31/10        8.26      0.20        0.71        0.91      (0.17)        --       (0.17)  9.00    11.34    16,020     1.06
10/31/11        9.00      0.23        0.48        0.71      (0.21)        --       (0.21)  9.50     8.30    17,141     1.01
10/31/12        9.50      0.23        0.47        0.70      (0.23)        --       (0.23)  9.97     7.47    16,415     0.95
10/31/13        9.97      0.24       (0.55)      (0.31)     (0.26)        --       (0.26)  9.40    (3.22)   12,377     0.87
04/30/14(4)     9.40      0.12       (0.19)      (0.07)     (0.26)        --       (0.26)  9.07    (0.66)   11,076     0.89(5)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(3) TURNOVER
------------- ---------





    1.68%        14%
    1.89          0
    2.15          0
    1.91          0
    2.04          0
    2.17(5)       0


    1.03%        14%
    1.25          0
    1.50          0
    1.26          0
    1.38          0
    1.52(5)       0


    2.15%        14%
    2.37          0
    2.62          0
    2.38          0
    2.51          0
    2.64(5)       0

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/09 10/31/10 10/31/11 10/31/12 10/31/13 04/30/14(4)(5)
                                         -------- -------- -------- -------- -------- --------------
2020 High Watermark Fund Class A........   0.23%    0.30%    0.36%    0.41%    0.56%       0.54%
2020 High Watermark Fund Class C........   0.26     0.34     0.39     0.45     0.61        0.68
2020 High Watermark Fund Class I........   0.64     0.70     0.76     0.80     0.94        0.98

(4)Unaudited
(5)Annualized

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET                 NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET              ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE              END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL     PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2)   (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------   --------

                                                          SUNAMERICA ALTERNATIVE STRATEGIES FUND#
                                                          ---------------------------------------
                                                                          CLASS A
                                                                          -------
11/04/08@-
10/31/09      $10.00     $ 0.00     $ 0.22      $ 0.22     $   --      $   --     $   --  $10.22    2.20%    $235,868
10/31/10       10.22       0.03       0.30        0.33      (0.04)         --      (0.04)  10.51    3.21      320,125
10/31/11       10.51      (0.02)      0.58        0.56      (0.20)      (0.12)     (0.32)  10.75    5.48      379,710
10/31/12       10.75      (0.09)     (1.47)      (1.56)     (0.10)      (0.37)     (0.47)   8.72  (15.28)     181,487
10/31/13        8.72      (0.08)     (0.75)      (0.83)        --          --         --    7.89   (9.52)      65,418
04/30/14(7)     7.89      (0.04)      0.30        0.26         --          --         --    8.15    3.30(8)    57,337
                                                                          CLASS C
-
11/04/08@-
10/31/09      $10.00     $(0.03)    $ 0.19      $ 0.16     $   --      $   --     $   --  $10.16    1.60%    $ 19,728
10/31/10       10.16      (0.03)      0.28        0.25         --          --         --   10.41    2.46       31,081
10/31/11       10.41      (0.10)      0.59        0.49      (0.13)      (0.12)     (0.25)  10.65    4.87       65,753
10/31/12       10.65      (0.15)     (1.47)      (1.62)     (0.03)      (0.37)     (0.40)   8.63  (15.90)      44,446
10/31/13        8.63      (0.13)     (0.73)      (0.86)        --          --         --    7.77   (9.97)(6)   14,198
04/30/14(7)     7.77      (0.06)      0.29        0.23         --          --         --    8.00    2.96(8)    11,285
                                                                          CLASS W
-
11/04/08@-
10/31/09      $10.00     $ 0.04     $ 0.21      $ 0.25     $   --      $   --     $   --  $10.25    2.50%    $ 11,877
10/31/10       10.25       0.05       0.29        0.34      (0.06)         --      (0.06)  10.53    3.29       25,704
10/31/11       10.53      (0.01)      0.59        0.58      (0.22)      (0.12)     (0.34)  10.77    5.73       48,843
10/31/12       10.77      (0.07)     (1.47)      (1.54)     (0.12)      (0.37)     (0.49)   8.74  (15.07)      48,004
10/31/13        8.74      (0.06)     (0.74)      (0.80)        --          --         --    7.94   (9.15)(6)    9,066
04/30/14(7)     7.94      (0.03)      0.29        0.26         --          --         --    8.20    3.27(8)     7,714

                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
   EXPENSE      INCOME TO
 TO AVERAGE      AVERAGE     PORTFOLIO
NET ASSETS(4) NET ASSETS(4)  TURNOVER
------------- -------------  ---------






    1.72%(3)       0.02%(3)      51%
    1.72           0.31         141
    1.71          (0.19)        129
    1.68          (0.94)         95
    1.72          (0.94)         57
    1.72(3)       (0.92)(3)       5



    2.37%(3)      (0.34)%(3)     51%
    2.37          (0.34)        141
    2.37          (0.94)        129
    2.37          (1.62)         95
    2.30(5)       (1.52)         57
    2.37(3)       (1.57)(3)       5



    1.52%(3)       0.50%(3)      51%
    1.52           0.51         141
    1.52          (0.07)        129
    1.51          (0.75)         95
    1.43(5)       (0.63)         57
    1.52(3)       (0.71)(3)       5

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/09(3) 10/31/10 10/31/11 10/31/12 10/31/13 04/30/14(3)(7)
                                         ----------- -------- -------- -------- -------- --------------
SunAmerica Alternative Strategies Fund
 Class A................................    0.24%      0.18%    0.20%    0.22%    0.42%       0.57%
SunAmerica Alternative Strategies Fund
 Class C................................    0.40       0.22     0.22     0.21     0.53        0.66
SunAmerica Alternative Strategies Fund
 Class W................................    0.68       0.24     0.22     0.21     0.56        0.80

(5)Includes a reimbursement of expenses from a prior year of 0.07% and 0.09% for Class C and Class W, respectively.
(6)The Fund's performance figure was increased by 0.11% and 0.23% for Class C and Class W, respectively, for a reimbursement of expenses from a prior year.
(7)Unaudited
(8)The Fund's performance figure was increased by 0.69% for Class A, Class C and Class W, from a reimbursement by an affiliate (Note 5).

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET                   NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET                ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE                END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF    TOTAL      PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD  RETURN(2)    (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ ---------     --------

                                                                SUNAMERICA GLOBAL TRENDS FUND#
                                                                ------------------------------
                                                                           CLASS A
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.09)    $ 0.54      $ 0.45     $   --      $   --     $   --  $15.45    3.00%      $208,936
10/31/12       15.45      (0.26)     (0.44)      (0.70)     (0.15)      (0.13)     (0.28)  14.47   (4.58)       188,865
10/31/13       14.47      (0.27)      1.03        0.76         --          --         --   15.23    5.25(5)(7)   66,702
04/30/14(8)    15.23      (0.13)     (0.19)      (0.32)        --       (1.49)     (1.49)  13.42   (2.26)        47,880
                                                                           CLASS C
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.12)    $ 0.51      $ 0.39     $   --      $   --     $   --  $15.39    2.60%      $ 21,114
10/31/12       15.39      (0.34)     (0.44)      (0.78)     (0.09)      (0.13)     (0.22)  14.39   (5.08)        57,065
10/31/13       14.39      (0.37)      1.03        0.66         --          --         --   15.05    4.59(5)      23,535
04/30/14(8)    15.05      (0.17)     (0.18)      (0.35)        --       (1.49)     (1.49)  13.21   (2.50)        16,453
                                                                           CLASS W
                                                                           -------
06/15/11@-
10/31/11      $15.00     $(0.07)    $ 0.53      $ 0.46     $   --      $   --     $   --  $15.46    3.07%      $ 34,779
10/31/12       15.46      (0.22)     (0.46)      (0.68)     (0.16)      (0.13)     (0.29)  14.49   (4.40)        60,838
10/31/13       14.49      (0.24)      1.04        0.80         --          --         --   15.29    5.52(5)(7)   10,668
04/30/14(8)    15.29      (0.12)     (0.18)      (0.30)        --       (1.49)     (1.49)  13.50   (2.11)         5,746

                  RATIO
                 OF NET
  RATIO OF     INVESTMENT
   EXPENSE      INCOME TO
 TO AVERAGE      AVERAGE     PORTFOLIO
NET ASSETS(4) NET ASSETS(4)  TURNOVER
------------- -------------  ---------






    1.85%(3)      (1.81)%(3)     0%
    1.84          (1.72)         0
    1.85          (1.74)         0
    1.85(3)       (1.82)(3)      0



    2.50%(3)      (2.46)%(3)     0%
    2.50          (2.37)         0
    2.48(6)       (2.38)         0
    2.50(3)       (2.47)(3)      0



    1.65%(3)      (1.61)%(3)     0%
    1.65          (1.52)         0
    1.60(6)       (1.48)         0
    1.65(3)       (1.62)(3)      0

--------
#  Consolidated; See Note 2.
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                         10/31/11(3) 10/31/12 10/31/13 04/30/14(3)(8)
                                         ----------- -------- -------- --------------
Global Trends Fund Class A..............    0.86%      0.18%    0.28%       0.36%
Global Trends Fund Class C..............    1.91       0.16     0.25        0.30
Global Trends Fund Class W..............    1.49       0.16     0.26        0.30

(5)The Fund's performance figure was increased by 0.35% for Class A, Class C and Class W, from a reimbursement by an affiliate.
(6)Includes a reimbursement of expenses from a prior year of 0.01% and 0.02% for Class C and Class W, respectively.
(7)The Fund's performance figure was increased by 0.07% for Class A and Class W for a reimbursement of expenses from a prior year.
(8)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)



                                       NET
                NET                REALIZED AND                              DISTRIBUTIONS
               ASSET      NET       UNREALIZED                 DISTRIBUTIONS   FROM NET
               VALUE   INVESTMENT      GAIN         TOTAL FROM   FROM NET      REALIZED
             BEGINNING   INCOME     (LOSS) ON       INVESTMENT  INVESTMENT     GAINS ON
PERIOD ENDED OF PERIOD  (LOSS)@     INVESTMENT      OPERATIONS    INCOME      INVESTMENTS
------------ --------- ---------- ------------      ---------- ------------- -------------




-
12/31/08      $21.04     $(0.05)     $(8.26)          $(8.31)     $   --        $   --
12/31/09       11.48      (0.02)       3.86             3.84          --            --
12/31/10       14.97       0.01        4.65             4.66       (0.01)        (0.19)(4)
12/31/11       19.55      (0.10)      (0.30)           (0.40)         --         (0.48)
01/01/12-
10/31/12       18.67      (0.01)       2.86(10)(11)     2.85          --            --
10/31/13       21.52      (0.19)       5.95(11)         5.76          --         (2.50)
04/30/14(13)   24.78      (0.15)       0.62             0.47          --         (1.05)

-
01/24/12*-
10/31/12      $19.69     $ 0.03      $ 1.70(10)(11)   $ 1.73      $   --        $   --
10/31/13       21.42      (0.33)       5.91(11)         5.58          --         (2.50)
04/30/14(13)   24.50      (0.23)       0.60             0.37          --         (1.05)

-
01/24/12*-
10/31/12      $19.69     $ 0.10      $ 1.76(10)(11)   $ 1.86      $   --        $   --
10/31/13       21.55      (0.18)       6.01(11)         5.83          --         (2.50)
04/30/14(13)   24.88      (0.12)       0.60             0.48          --         (1.05)

                        CAPITAL
                         SHARE                                                                          RATIO
                      TRANSACTIONS                                                                     OF NET
                          NAV       NET       NET                            NET                     INVESTMENT
                       ACCRETION   ASSET     ASSET      MARKET   MARKET     ASSETS    RATIO OF         INCOME
DISTRIBUTIONS  TOTAL   RESULTING   VALUE     VALUE      VALUE    VALUE      END OF    EXPENSES        (LOSS) TO
 FROM RETURN  DISTRI- FROM SHARES  END OF    TOTAL      END OF   TOTAL      PERIOD   TO AVERAGE        AVERAGE       PORTFOLIO
 OF CAPITAL   BUTIONS   TENDERED   PERIOD    RETURN     PERIOD   RETURN    ($000'S) NET ASSETS(3)   NET ASSETS(3)    TURNOVER
------------- ------- ------------ ------ ------        ------ ------      -------- -------------   -------------    ---------

 SUNAMERICA FOCUSED ALPHA GROWTH FUND+
 -------------------------------------
                CLASS A

   $(1.25)    $(1.25)    $  --     $11.48 (41.07)%(1)   $ 9.55 (44.75)%(2) $233,635     1.17%           (0.29)%          89%
    (0.35)     (0.35)       --      14.97  34.50(1)      13.71  48.35(2)    304,753     1.22            (0.14)           72
       --      (0.20)     0.12(5)   19.55  32.19(1)      17.54  29.61(2)    278,510     1.25             0.06            70
       --      (0.48)       --      18.67  (2.02)(1)     18.28   6.88(2)    266,016     1.32            (0.48)           74

       --         --        --      21.52  15.27(8)(9)      --     --       249,508     1.68(6)(7)      (0.06)(6)(7)     87(12)
       --      (2.50)       --      24.78  30.45(8)         --     --       418,071     1.71(6)         (0.87)(6)       107(12)
       --      (1.05)       --      24.20   1.97(8)         --     --       429,703     1.65(6)(7)      (1.19)(6)(7)     35
                CLASS C


   $   --     $   --     $  --     $21.42   8.79%(8)(9) $   --    -- %     $ 33,084     2.37%(6)(7)      0.20%(6)(7)     87%(12)
       --      (2.50)       --      24.50  29.66(8)         --     --        72,132     2.37(6)         (1.58)(6)       107(12)
       --      (1.05)       --      23.82   1.57(8)         --     --        89,573     2.37(6)(7)      (1.91)(6)(7)     35
                CLASS W


   $   --     $   --     $  --     $21.55   9.45%(8)(9) $   --    -- %     $  5,084     1.52%(6)(7)      0.62%(6)(7)     87%(12)
       --      (2.50)       --      24.88  30.76(8)         --     --        30,710     1.52(6)         (0.85)(6)       107(12)
       --      (1.05)       --      24.31   2.00(8)         --     --        60,986     1.52(6)(7)      (1.06)(6)(7)     35

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, periods ended 12/31/08 through 12/31/11 have been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                              12/31/08 12/31/09 12/31/10 12/31/11 10/31/12(7) 10/31/13 04/30/14(7)(13)
                                              -------- -------- -------- -------- ----------- -------- ---------------
SunAmerica Focused Alpha Growth Fund Class A.   0.00%    0.00%    0.00%    0.00%     0.01%      0.00%       0.00%
SunAmerica Focused Alpha Growth Fund Class C.    N/A      N/A      N/A      N/A      0.00       0.00        0.00
SunAmerica Focused Alpha Growth Fund Class W.    N/A      N/A      N/A      N/A      0.00       0.00        0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)See Note 8.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                          10/31/12(7) 10/31/13 04/30/14(7)(13)
                                          ----------- -------- ---------------
 SunAmerica Focused Alpha Growth Fund
  Class A................................    0.03%     (0.01)%        -- %
 SunAmerica Focused Alpha Growth Fund
  Class C................................    0.23       0.03        (0.04)
 SunAmerica Focused Alpha Growth Fund
  Class W................................    0.84       0.01        (0.09)

(7)Annualized
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                        10/31/12
                                                        --------
               SunAmerica Focused Alpha Growth Fund
                Class A................................   0.64%
               SunAmerica Focused Alpha Growth Fund
                Class C................................   0.61
               SunAmerica Focused Alpha Growth Fund
                Class W................................   0.61

(10)Includes redemption fees of $0.12 per share.
(11)Includes the effect of a merger (see Note 3).
(12)Excludes purchases/sales due to fund merger.
(13)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                                                                                                CAPITAL
                                                                                                                 SHARE
                                       NET                                                                    TRANSACTIONS
                NET                REALIZED AND                 DISTRIB   DISTRIBUTIONS                           NAV       NET
               ASSET      NET       UNREALIZED                   UTIONS     FROM NET                           ACCRETION   ASSET
               VALUE   INVESTMENT      GAIN         TOTAL FROM  FROM NET    REALIZED    DISTRIBUTIONS  TOTAL   RESULTING   VALUE
             BEGINNING   INCOME     (LOSS) ON       INVESTMENT INVESTMENT   GAINS ON     FROM RETURN  DISTRI- FROM SHARES  END OF
PERIOD ENDED OF PERIOD  (LOSS)@     INVESTMENT      OPERATIONS   INCOME    INVESTMENTS   OF CAPITAL   BUTIONS   TENDERED   PERIOD
------------ --------- ---------- ------------      ---------- ---------- ------------- ------------- ------- ------------ ------

                                                                                       SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND+
                                                                                                ---------------------------------
                                                                                                       CLASS A
-
12/31/08      $21.16     $ 0.06      $(7.58)          $(7.52)    $(0.06)     $   --        $(1.19)    $(1.25)    $  --     $12.39
12/31/09       12.39       0.05        2.72             2.77      (0.05)         --         (0.30)     (0.35)       --      14.81
12/31/10       14.81       0.06        2.83             2.89      (0.07)      (0.13)(4)        --      (0.20)     0.08(5)   17.58
12/31/11       17.58      (0.01)      (0.27)           (0.28)     (0.03)      (0.70)           --      (0.73)       --      16.57
01/01/12-
10/31/12       16.57      (0.07)       2.75(10)(11)     2.68         --          --            --         --        --      19.25
10/31/13       19.25      (0.08)       6.06(11)         5.98         --       (0.86)           --      (0.86)       --      24.37
04/30/14(13)   24.37      (0.07)       1.22             1.15         --       (1.27)           --      (1.27)       --      24.25
                                                                                                       CLASS C
-
01/24/12*-
10/31/12      $17.59     $(0.19)     $ 1.77(10)(11)   $ 1.58     $   --      $   --        $   --     $   --     $  --     $19.17
10/31/13       19.17      (0.19)       5.99(11)         5.80         --       (0.86)           --      (0.86)       --      24.11
04/30/14(13)   24.11      (0.15)       1.21             1.06         --       (1.27)           --      (1.27)       --      23.90
                                                                                                       CLASS W
-
01/24/12*-
10/31/12      $17.59     $(0.02)     $ 1.72(10)(11)   $ 1.70     $   --      $   --        $   --     $   --     $  --     $19.29
10/31/13       19.29      (0.07)       6.12(11)         6.05         --       (0.86)           --      (0.86)       --      24.48
04/30/14(13)   24.48      (0.06)       1.22             1.16         --       (1.27)           --      (1.27)       --      24.37



    NET
   ASSET     MARKET   MARKET    NET ASSETS    RATIO OF                 RATIO OF
   VALUE     VALUE    VALUE       END OF      EXPENSES        NET INVESTMENT INCOME (LOSS)
   TOTAL     END OF   TOTAL       PERIOD   TO AVERAGE NET            TO AVERAGE NET        PORTFOLIO
   RETURN    PERIOD   RETURN     ($000'S)      ASSETS                   ASSETS             TURNOVER
------       ------ ------      ---------- --------------     ---------------------------- ---------


-------


(36.95)(1)   $10.33 (40.12)%(2)  $119,598      1.26%(3)              0.33%(3)                 120%
 23.15(1)     13.67  36.97(2)     143,028      1.34                  0.41                     135
 20.25(1)     15.74  16.76(2)     127,318      1.42(3)               0.42(3)                  130
 (1.50)(1)    16.22   7.55(2)     120,019      1.56(3)              (0.08)(3)                 115

 16.17(8)(9)     --     --        225,787      1.72(3)(6)(7)        (0.45)(3)(6)(7)           154(12)
 32.50(8)        --     --        521,938      1.72(3)(6)           (0.38)(3)(6)              124(12)
  4.82(8)        --     --        496,738      1.66(3)(6)(7)        (0.59)(3)(6)(7)            20



  8.98(8)(9) $   --    -- %      $ 32,358      2.37%(3)(6)(7)       (1.32)%(3)(6)(7)          154%(12)
 31.66(8)        --     --        118,963      2.37(3)(6)           (1.04)(3)(6)              124(12)
  4.49(8)        --     --        118,074      2.33(3)(6)(7)        (1.26)(3)(6)(7)            20



  9.66(8)(9) $   --    -- %      $    353      1.52%(3)(6)(7)       (0.12)%(3)(6)(7)          154%(12)
 32.80(8)        --     --          2,490      1.52(3)(6)           (0.32)(3)(6)              124(12)
  4.84(8)        --     --          6,450      1.52(3)(6)(7)        (0.50)(3)(6)(7)            20

--------
*  Commencement of operations.
+ See Note 1 -- Due to the reorganization which effectively converted the fund from closed-end to open-end, periods ended 12/31/08 through 12/31/11 have been presented under the requirements of closed-end funds.
@  Calculated based upon average shares outstanding
(1)Based on net asset value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at NAV on the ex-dividend date.
(2)Based on market value per share. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's prior dividend reinvestment plan.
(3)Excludes expense reductions. If expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                               12/31/08 12/31/10 10/31/12(7) 10/31/13 04/30/14(7)(13)
                               -------- -------- ----------- -------- ---------------
SunAmerica Focused Alpha
 Large-Cap Fund Class A.......   0.00%    0.00%     0.00%      0.00%       0.00%
SunAmerica Focused Alpha
 Large-Cap Fund Class C.......    N/A      N/A      0.01%      0.00        0.00
SunAmerica Focused Alpha
 Large-Cap Fund Class W.......    N/A      N/A      0.00%      0.00        0.00

(4)The total distributions for the calendar year exceeded investment company taxable income and net capital gains and resulted in an excess distributed amount to be treated as ordinary income to the extent of the Fund's current and accumulated earnings and profits.
(5)See Note 8.
(6)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                          10/31/12(7) 10/31/13 04/30/14(7)(13)
                                          ----------- -------- ---------------
 SunAmerica Focused Alpha Large-Cap Fund
  Class A................................     0.05%     0.00%       (0.03)%
 SunAmerica Focused Alpha Large-Cap Fund
  Class C................................     0.26      0.03        (0.05)
 SunAmerica Focused Alpha Large-Cap Fund
  Class W................................    12.82      1.13         0.07

(7)Annualized
(8)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(9)The Fund's performance figures were increased by the following amounts, from redemption fees received:

                                                        10/31/12
                                                        --------
               SunAmerica Focused Alpha Large-Cap Fund
                Class A................................   0.66%
               SunAmerica Focused Alpha Large-Cap Fund
                Class C................................   0.63
               SunAmerica Focused Alpha Large-Cap Fund
                Class W................................   0.63

(10)Includes redemption fees of $0.11 per share.
(11)Includes the effect of a merger (see Note 3).
(12)Excludes purchases/sales due to fund merger.
(13)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS    RATIO OF
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF     EXPENSE
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD   TO AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S) NET ASSETS(4)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- ------- -------------

                                                            SUNAMERICA INCOME EXPLORER FUND
                                                            -------------------------------
                                                                        CLASS A
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.20       $0.55      $0.75      $(0.19)       $--      $(0.19) $15.56   5.03%   $21,475     1.72%(3)
04/30/14(5)    15.56      0.42        0.67       1.09       (0.38)        --       (0.38)  16.27   7.15     22,068     1.72(3)
                                                                        CLASS C
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.17       $0.55      $0.72      $(0.16)       $--      $(0.16) $15.56   4.81%   $   190     2.37%(3)
04/30/14(5)    15.56      0.33        0.70       1.03       (0.34)        --       (0.34)  16.25   6.75        922     2.37(3)
                                                                        CLASS W
                                                                        -------
07/02/13@-
10/31/13      $15.00     $0.22       $0.54      $0.76      $(0.20)       $--      $(0.20) $15.56   5.10%   $   105     1.52%(3)
04/30/14(5)    15.56      0.42        0.69       1.11       (0.40)        --       (0.40)  16.27   7.26        163     1.52(3)

    RATIO
   OF NET
 INVESTMENT
  INCOME TO
   AVERAGE    PORTFOLIO
NET ASSETS(4) TURNOVER
------------- ---------






    4.22%(3)     13%
    5.49(3)      17



    3.39%(3)     13%
    4.96(3)      17



    4.36%(3)     13%
    5.68(3)      17

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                               10/31/13(3) 04/30/14(3)(5)
                                               ----------- --------------
      SunAmerica Income Explorer Fund Class A.     3.80%        0.51%
      SunAmerica Income Explorer Fund Class C.    44.66         1.06
      SunAmerica Income Explorer Fund Class W.    53.79         2.56

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        FINANCIAL HIGHLIGHTS -- (CONTINUED)

                                   NET GAIN
                                   (LOSS) ON
                NET               INVESTMENT                                               NET               NET
               ASSET                 (BOTH               DIVIDENDS  DISTRIBUTIONS         ASSET            ASSETS
               VALUE      NET      REALIZED   TOTAL FROM  FROM NET      FROM       TOTAL  VALUE            END OF
             BEGINNING INVESTMENT     AND     INVESTMENT INVESTMENT NET REALIZED  DISTRI- END OF   TOTAL   PERIOD
PERIOD ENDED OF PERIOD INCOME(1)  UNREALIZED) OPERATIONS   INCOME       GAINS     BUTIONS PERIOD RETURN(2) (000'S)
------------ --------- ---------- ----------- ---------- ---------- ------------- ------- ------ --------- -------

                                                                  SUNAMERICA SMALL-CAP FUND
                                                                  -------------------------
                                                                           CLASS A
                                                                           -------
02/06/14@-
04/30/14(5)   $15.00     $(0.02)    $(0.04)     $(0.06)     $--          $--        $--   $14.94   (0.40)% $51,180
                                                                           CLASS C
                                                                           -------
02/06/14@-
04/30/14(5)   $15.00     $(0.05)    $(0.03)     $(0.08)     $--          $--        $--   $14.92   (0.53)  $   121
                                                                           CLASS W
                                                                           -------
02/06/14@-
04/30/14(5)   $15.00     $(0.02)    $(0.03)     $(0.05)     $--          $--        $--   $14.95   (0.33)  $   100

                      RATIO
                      OF NET
    RATIO OF        INVESTMENT
    EXPENSE         INCOME TO
   TO AVERAGE        AVERAGE      PORTFOLIO
NET ASSETS(3)(4) NET ASSETS(3)(4) TURNOVER
---------------- ---------------- ---------






      1.72%(3)        (0.68)%(3)     18%



      2.37%(3)        (1.36)%(3)     18%



      1.52%(3)        (0.50)%(3)     18%

--------
@  Commencement of operations.
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load, but does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of following expense reimbursements, waivers, (recoupments) and custody credits, if applicable (based on average net assets):

                                                     04/30/14(3)(5)
                                                     --------------
            SunAmerica Small Cap Fund Class A.......      0.32%
            SunAmerica Small Cap Fund Class C.......     17.29
            SunAmerica Small Cap Fund Class W.......     18.90

(5)Unaudited

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO PROFILE -- APRIL 30, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

 United States Treasury Bonds..........................................  80.7%
 Resolution Funding....................................................  14.2
 U.S. Government Treasuries............................................   4.8
 Repurchase Agreements.................................................   0.4
                                                                        -----
 Total Investments --.................................................. 100.1
 Liabilities in excess of other assets (including open forward foreign currency contracts and futures contracts)............................  (0.1)
                                                                        -----
 Net Assets --......................................................... 100.0%
                                                                        =====

CREDIT QUALITY+#

                                  Aaa. 100.0%
                                       =====

--------
* Calculated as a percentage of net assets
+ Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- 2020 HIGH WATERMARK FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED)




                                                 PRINCIPAL    VALUE
                 SECURITY DESCRIPTION             AMOUNT     (NOTE 4)
         --------------------------------------------------------------
         U.S. GOVERNMENT AGENCIES -- 14.2%
         RESOLUTION FUNDING -- 14.2%
           Resolution Funding Corp. STRIPS
            zero coupon due 07/15/2020
            (cost $5,444,822).................. $ 7,000,000 $ 6,041,567
                                                            -----------
         U.S. GOVERNMENT TREASURIES -- 80.7%
         UNITED STATES TREASURY BONDS -- 80.7%
           U.S. Treasury Bond STRIPS
            zero coupon due 08/15/2020
            (cost $29,855,859).................  39,490,000  34,440,493
                                                            -----------
         TOTAL LONG-TERM INVESTMENT SECURITIES
            (cost $35,300,681).................              40,482,060
                                                            -----------
         SHORT-TERM INVESTMENT SECURITIES -- 4.8%
         U.S. GOVERNMENT TREASURIES -- 4.8%
           United States Treasury Bills
            0.04% due 10/02/2014(1)
            (cost $2,069,651)..................   2,070,000   2,069,646
                                                            -----------


                                                      PRINCIPAL    VALUE
                 SECURITY DESCRIPTION                  AMOUNT     (NOTE 4)
   ------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 0.4%
   REPURCHASE AGREEMENT -- 0.4%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.00%, dated 04/30/2014,
      to be repurchased 05/01/2014 in the amount
      of $174,000 and collateralized by $195,000 of
      Federal Home Loan Mtg. Corp. Notes, bearing
      interest at 2.00% due 01/30/2023 and having
      an approximate value of $179,544 (cost
      $174,000)...................................... $174,000      174,000
                                                                -----------
   TOTAL INVESTMENTS --
      (cost $37,544,332)(2)..........................    100.1%  42,725,706
   Liabilities in excess of other assets.............     (0.1)     (58,589)
                                                      --------  -----------
   NET ASSETS --                                         100.0% $42,667,117
                                                      ========  ===========

--------
(1)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)See Note 7 for cost of investments on a tax basis.

STRIPS -- Separate Trading of Registered Interest and Principal of Securities

OPEN FUTURES CONTRACTS
-------------------------------------------------------------------------------------------
                                                                 VALUE AS OF   UNREALIZED
NUMBER OF                                              VALUE AT   APRIL 30,   APPRECIATION
CONTRACTS TYPE     DESCRIPTION       EXPIRATION MONTH TRADE DATE    2014     (DEPRECIATION)
--------- ---- --------------------- ---------------- ---------- ----------- --------------
    1     Long S&P 500 E-Mini Index     June 2014      $92,540     $93,895       $1,355
                                                                                 ======

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2014 (see Note 4):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- -----------
ASSETS:
Lont-Term Investment Securities:
  U.S. Government Agencies:
   Resolution Funding....................        $   --            $ 6,041,567             $--           $ 6,041,567
  U.S. Government Treasuries:
   United States Treasury Bonds..........            --             34,440,493              --            34,440,493
Short-Term Investment Securities:
  U.S. Government Treasuries.............            --              2,069,646              --             2,069,646
Repurchase Agreement.....................            --                174,000              --               174,000
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation.         1,355                     --              --                 1,355
                                                 ------            -----------             ---           -----------
TOTAL                                            $1,355            $42,725,706             $--           $42,727,061
                                                 ======            ===========             ===           ===========

--------
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO PROFILE -- APRIL 30, 2014** -- (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Treasuries..............................................  39.6%
Federal Farm Credit Bank................................................  19.3
Federal Home Loan Bank..................................................  13.0
Commodity Notes.........................................................  12.0
United States Treasury Notes............................................   9.7
Repurchase Agreements...................................................   2.9
Exchange-Traded Funds...................................................   3.4
Time Deposits...........................................................   0.7
                                                                         -----
Total Investments --.................................................... 100.6
Liabilities in excess of other assets (including futures contracts, and options contracts).....................................................  (0.6)
                                                                         -----
Net Assets --........................................................... 100.0%
                                                                         =====

CREDIT QUALITY+#

                                  Aaa. 100.0%
                                       =====

--------
*  Calculated as a percentage of net assets.
** Consolidated; See Note 2
+  Source: Moody's
# Calculated as a percentage of total debt issues, excluding short-term securities.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014** -- (UNAUDITED)

                                                       SHARES/
                                                      PRINCIPAL    VALUE
                SECURITY DESCRIPTION                   AMOUNT     (NOTE 4)
   ------------------------------------------------------------------------
   COMMODITY INDEX-LINKED NOTES -- 12.0%
   COMMODITY NOTES -- 12.0%
     Credit Suisse AG New York FRS (Indexed to the
      S&P GSCI Total Return Index)
      Senior Notes
      0.02% due 11/04/2014*(3)...................... $ 3,000,000 $ 3,236,920
     UBS AG FRS (Indexed to the S&P GSCI Total
      Return Index)
      Senior Notes
      0.02% due 06/12/2014*(3)......................   5,000,000   5,927,179
                                                                 -----------
   TOTAL COMMODITY INDEX-LINKED NOTES
      (cost $8,000,000).............................               9,164,099
                                                                 -----------
   U.S. GOVERNMENT AGENCIES -- 32.3%
   FEDERAL FARM CREDIT BANK -- 19.3%
     0.99% due 09/05/2017...........................  15,000,000  14,781,195
                                                                 -----------
   FEDERAL HOME LOAN BANK -- 13.0%
     1.00% due 11/09/2017...........................  10,000,000   9,876,220
                                                                 -----------
   TOTAL U.S. GOVERNMENT AGENCIES
      (cost $25,000,000)............................              24,657,415
                                                                 -----------
   U.S. GOVERNMENT TREASURIES -- 9.7%
     United States Treasury Notes:
      0.38% due 04/15/2015..........................     500,000     501,308
      0.38% due 04/30/2016..........................     500,000     499,571
      0.88% due 04/15/2017..........................     500,000     500,313
      1.63% due 01/15/2015 TIPS(5)..................   1,598,246   1,636,578
      1.88% due 07/15/2015 TIPS(5)..................   1,568,957   1,642,135
      2.00% due 07/15/2014 TIPS(5)..................   1,619,007   1,641,521
      2.63% due 06/30/2014..........................   1,000,000   1,004,258
                                                                 -----------
   TOTAL U.S. GOVERNMENT TREASURIES
      (cost $7,239,979).............................               7,425,684
                                                                 -----------
   EXCHANGE-TRADED FUNDS -- 3.4%
     iShares Barclays 1-3 Year Credit Bond Fund.....      19,500   2,057,445
     iShares iBoxx Investment Grade Corporate
      Bond Fund.....................................       4,400     519,860
                                                                 -----------
   TOTAL EXCHANGE-TRADED FUNDS
      (cost $2,539,882).............................               2,577,305
                                                                 -----------
   TOTAL LONG-TERM INVESTMENT SECURITIES
      (cost $42,779,861)............................              43,824,503
                                                                 -----------
   SHORT-TERM INVESTMENT SECURITIES -- 40.3%
   TIME DEPOSITS -- 0.7%
     Euro Time Deposit with State Street
      Bank & Trust Co.
      0.01% due 05/01/2014..........................     553,976     553,976
                                                                 -----------

                                                     PRINCIPAL      VALUE
               SECURITY DESCRIPTION                   AMOUNT       (NOTE 4)
  --------------------------------------------------------------------------
  U.S. GOVERNMENT TREASURIES -- 39.6%
    United States Treasury Bills
     0.02% due 07/24/2014(2)....................... $ 2,200,000  $ 2,199,923
     0.09% due 10/16/2014(2)(4)....................   3,000,000    2,999,406
     0.09% due 10/16/2014(4).......................   5,000,000    4,999,010
     0.10% due 02/05/2015(2)(4)....................  12,000,000   11,993,472
     0.12% due 05/29/2014..........................   8,000,000    7,999,216
                                                                 -----------
                                                                  30,191,027
                                                                 -----------
  TOTAL SHORT-TERM INVESTMENT SECURITIES
     (cost $30,740,426)............................               30,745,003
                                                                 -----------
  REPURCHASE AGREEMENT --2.9%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.00%, dated
     04/30/2014, to be repurchased 05/01/2014
     in the amount $2,187,000 collateralized by
     $2,390,000 of Federal Home Loan Mtg.
     Assoc. Notes, bearing interest at 2.07% due
     11/07/2022 and having an approximate
     value of $2,234,311
     (cost $2,187,000).............................   2,187,000    2,187,000
                                                                 -----------
  TOTAL INVESTMENTS --
     (cost $75,707,287)(1).........................       100.6%  76,756,506
  Other assets less liabilities....................        (0.6)    (420,776)
                                                    -----------  -----------
  NET ASSETS --                                           100.0% $76,335,730
                                                    ===========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $9,164,099 representing 12.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
** Consolidated; see Note 2.
(1)See Note 7 for cost of investments on a tax basis.
(2)The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 4.
(4)The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)Principal amount of security is adjusted for inflation.

GSCI -- Goldman Sachs Commodity Index
TIPS -- Treasury Inflation Protected Securities
FRS -- Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA ALTERNATIVE STRATEGIES FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014** -- (UNAUDITED) (CONTINUED)

OPEN FUTURES CONTRACTS
------------------------------------------------------------------------------------------------
                                                                      VALUE AS OF   UNREALIZED
NUMBER OF                                                  VALUE AT    APRIL 30,  APPRECIATION/
CONTRACTS TYPE        DESCRIPTION        EXPIRATION MONTH TRADE DATE     2014     (DEPRECIATION)
--------- ----- ------------------------ ---------------- ----------- ----------- --------------
   18     Short Australian $ Currency       June 2014     $ 1,675,260 $ 1,668,060   $   7,200
   17     Long  British Pound Currency      June 2014       1,754,400   1,793,606      39,206
   32     Long  Dollar Index                June 2014       2,558,150   2,545,024     (13,126)
   10     Short Euro FX Currency            June 2014       1,725,125   1,733,750      (8,625)
   49     Long  Euro Stoxx 50               June 2014       2,081,829   2,137,975      56,146
   14     Long  Japanese Yen Currency       June 2014       1,724,100   1,714,125      (9,975)
   44     Short MSCI E-Mini Index           June 2014       2,067,120   2,187,900    (120,780)
   22     Long  Palladium Futures(a)        June 2014       1,719,985   1,787,500      67,515
   18     Short Russell 2000 Mini Index     June 2014       2,107,080   2,022,480      84,600
   15     Long  S&P 400 E-Mini Index        June 2014       2,059,810   2,029,650     (30,160)
   120    Long  S&P 500 E-Mini Index        June 2014      11,129,900  11,267,400     137,500
   19     Long  WTI Crude Futures(a)        June 2014       1,971,830   1,895,060     (76,770)
                                                                                    ---------
                                                                                    $ 132,731
                                                                                    =========

OPEN PUT OPTION CONTRACTS WRITTEN AT APRIL 30, 2014 FOR THE ALTERNATIVE STRATEGIES FUND WERE AS FOLLOWS:
---------------------------------------------------------------------------------------------------------
                                                                             VALUE AT      UNREALIZED
                                             STRIKE    NO. OF     PREMIUMS   APRIL 30,   APPRECIATION/
ISSUE                     EXPIRATION MONTH   PRICE    CONTRACTS   RECEIVED     2014      (DEPRECIATION)
-----                     ----------------   ------   ---------   --------   ---------   --------------
Gold 100 Oz Futures(a)         Jun-14        1,250        20      $10,000     $10,600       $   (600)
Silver Futures(a)              Jun-14        1,850        44       27,790      46,640        (18,850)
Corn Futures(a)                Jun-14        490          69       12,506      10,781          1,725
                                                         ---      -------     -------       --------
                                                         133      $50,296     $68,021       $(17,725)
                                                         ===      =======     =======       ========

--------
(a)The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2014 (see Note 4):

                                                      LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                          QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                                      --------------------- ----------------- ---------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Commodity Index-Linked Notes:
   Commodity Notes...................................      $       --          $ 9,164,099             $--           $ 9,164,099
  U.S. Government Agencies:
   Federal Farm Credit Bank..........................              --           14,781,195              --            14,781,195
   Federal Home Loan Bank............................              --            9,876,220              --             9,876,220
  U.S. Government Treasuries:
   United States Treasury Notes......................              --            7,425,684              --             7,425,684
  Exchange-Traded Funds..............................       2,577,305                   --              --             2,577,305
Short-Term Investment Securities:
  Time Deposits......................................              --            2,187,000              --               553,976
  U.S. Government Treasuries.........................              --           30,191,027              --            30,191,027
Repurchase Agreement.................................              --              553,976              --             2,187,000
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation.............         392,167                   --              --               392,167
  Open Put Options Contracts Written -- Appreciation.           1,725                   --              --                 1,725
                                                           ----------          -----------             ---           -----------
TOTAL                                                      $2,971,197          $74,179,201             $--           $77,150,398
                                                           ==========          ===========             ===           ===========
LIABILITIES:
Other Financial Instruments:+
  Open Futures Contracts -- Depreciation.............      $  259,436          $        --             $--           $   259,436
  Open Put Options Contracts Written -- Depreciation.          19,450                   --              --                19,450
                                                           ----------          -----------             ---           -----------
TOTAL                                                      $  278,886          $        --             $--           $   278,886
                                                           ==========          ===========             ===           ===========

--------
+ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

** Consolidated; see Note 2

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO PROFILE -- APRIL 30, 2014** -- (UNAUDITED)

INDUSTRY ALLOCATION*

 Repurchase Agreements..................................................  97.6%
 Other assets less liabilities (including open forward foreign currency
  contracts and futures contracts)......................................   2.4
                                                                         -----
 Net Assets --.......................................................... 100.0%
                                                                         =====

--------
*  Calculated as a percentage of net assets
** Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014* -- (UNAUDITED)



                                                    AMOUNT       VALUE
                SECURITY DESCRIPTION               PRINCIPAL    (NOTE 4)
      -------------------------------------------------------------------
      REPURCHASE AGREEMENTS -- 97.6%
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)................. $12,395,000  $12,395,000
        Bank of America Securities LLC Joint
         Repurchase Agreement(1)(2)..............   3,700,000    3,700,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)............................  12,505,000   12,505,000
        Barclays Capital, Inc. Joint Repurchase
         Agreement(1)(2).........................   3,745,000    3,745,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)............................   8,330,000    8,330,000
        BNP Paribas SA Joint Repurchase
         Agreement(1)(2).........................   2,490,000    2,490,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)............................  11,125,000   11,125,000
        Deutsche Bank AG Joint Repurchase
         Agreement(1)(2).........................   3,320,000    3,320,000
        UBS Securities LLC Joint Repurchase
         Agreement(1)............................   8,330,000    8,330,000
        UBS Securities LLC Joint Repurchase
         Agreement(1)(2).........................   2,490,000    2,490,000
                                                               -----------
      TOTAL REPURCHASE AGREEMENTS
         (cost $68,430,000)......................               68,430,000
                                                               -----------
      TOTAL INVESTMENTS --
         (cost $68,430,000)(3)...................        97.6%  68,430,000
      Other assets less liabilities..............         2.4    1,649,455
                                                  -----------  -----------
      NET ASSETS --                                     100.0% $70,079,455
                                                  ===========  ===========

--------
*  Consolidated; see Note 2.
(1)See Note 4 for details of Joint Repurchase Agreements.
(2)The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)See Note 7 for cost of investments on a tax basis.

OPEN FUTURES CONTRACTS
--------------------------------------------------------------------------------------------
                                                                  VALUE AS OF   UNREALIZED
NUMBER OF                                              VALUE AT    APRIL 30,   APPRECIATION
CONTRACTS TYPE         DESCRIPTION    EXPIRATION DATE TRADE DATE     2014     (DEPRECIATION)
--------- ----         -----          --------------- ----------- ----------- --------------
   42     Long Dax Index                 June 2014    $13,770,864 $14,009,245   $ 238,381
   36     Long EURO-Bund                 June 2014      7,132,585   7,218,989      86,404
   62     Long FTSE 100 Index            June 2014      7,059,619   7,060,193         574
   53     Long US Long Bond              June 2014      7,120,219   7,151,688      31,469
   75     Long S&P 500 E-Mini Index      June 2014      7,020,937   7,042,125      21,188
   72     Long Corn(a)                   July 2014      1,810,800   1,868,400      57,600
   36     Long WTI Crude Oil(a)          June 2014      3,700,800   3,590,640    (110,160)
   28     Long US Treasury 10YR Notes    June 2014      3,461,064   3,483,813      22,749
                                                                                ---------
                                                                                $ 348,205
                                                                                =========

--------
(a)The Security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA GLOBAL TRENDS FUND CONSOLIDATED PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014** -- (UNAUDITED) (CONTINUED)


OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------------------------------------------
                                                                                 DELIVERY   UNREALIZED   UNREALIZED
               COUNTERPARTY                  CONTRACT TO DELIVER IN EXCHANGE FOR   DATE    APPRECIATION DEPRECIATION
-------------------------------------------- ------------------- --------------- --------- ------------ ------------
Barclays Bank PLC                            USD    1,832,075    PLN  5,572,000  5/30/2014   $ 5,360      $     --
                                                                                             -------      --------
Morgan Stanley & Co. LLC                     PLN    5,572,000    USD  1,829,716  5/30/2014        --        (7,719)
                                                                                             -------      --------
Royal Bank of Canada                         BRL      495,000    USD    220,294   6/3/2014       312            --
                                                                                             -------      --------
Standard Chartered Bank                      BRL    4,089,000    USD  1,802,910   6/3/2014        --       (14,270)
                                             USD    1,991,831    BRL  4,584,000   6/3/2014    45,330            --
                                                                                             -------      --------
                                                                                              45,330       (14,270)
                                                                                             -------      --------
Net Unrealized Appreciation (Depreciation).                                                  $51,002      $(21,989)
                                                                                             =======      ========

BRL -- Brazilian Real
PLN -- Polish Zloty
USD -- United States Dollar

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2014 (see Note 4):

                                                             LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                                                 QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS
                                                             --------------------- ----------------- ----------------------
ASSETS:
Repurchase Agreement........................................       $     --           $68,430,000             $--
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation....................        458,365                    --              --
  Open Forward Foreign Currency Contracts -- Appreciation...             --                51,002              --
                                                                   --------           -----------             ---
TOTAL                                                              $458,365           $68,481,002             $--
                                                                   ========           ===========             ===

LIABILITIES:
  Other Financial Instruments:+
   Open Futures Contracts -- Depreciation...................       $110,160           $        --             $--
   Open Forward Foreign Currency Contracts -- Depreciation..             --                21,989              --
                                                                   --------           -----------             ---
TOTAL                                                              $110,160           $    21,989             $--
                                                                   ========           ===========             ===

                                                                TOTAL
                                                             -----------
ASSETS:
Repurchase Agreement........................................ $68,430,000
Other Financial Instruments:+
  Open Futures Contracts -- Appreciation....................     458,365
  Open Forward Foreign Currency Contracts -- Appreciation...      51,002
                                                             -----------
TOTAL                                                        $68,939,367
                                                             ===========

LIABILITIES:
  Other Financial Instruments:+
   Open Futures Contracts -- Depreciation................... $   110,160
   Open Forward Foreign Currency Contracts -- Depreciation..      21,989
                                                             -----------
TOTAL                                                        $   132,149
                                                             ===========

--------
+ Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

** Consolidated; See Note 2

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO PROFILE -- APRIL 30, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                 Medical-Biomedical/Gene................  12.6%
                 Transport-Rail.........................   7.8
                 Web Portals/ISP........................   7.3
                 Time Deposits..........................   7.0
                 Agricultural Chemicals.................   5.6
                 Finance-Credit Card....................   5.6
                 Applications Software..................   5.2
                 Retail-Major Department Stores.........   4.9
                 Internet Content-Entertainment.........   4.9
                 E-Commerce/Services....................   4.0
                 Hotels/Motels..........................   2.9
                 Diversified Manufacturing Operations...   2.6
                 Electric-Transmission..................   2.4
                 Oil Companies-Exploration & Production.   2.3
                 Resorts/Theme Parks....................   2.2
                 Professional Sports....................   1.9
                 Food-Canned............................   1.8
                 Distribution/Wholesale.................   1.7
                 Apparel Manufacturers..................   1.7
                 Retail-Sporting Goods..................   1.6
                 Insurance-Property/Casualty............   1.6
                 Retail-Automobile......................   1.5
                 Multimedia.............................   1.5
                 Consulting Services....................   1.5
                 Diagnostic Kits........................   1.2
                 Soap & Cleaning Preparation............   0.9
                 Enterprise Software/Service............   0.8
                 Medical Information Systems............   0.8
                 Commercial Services....................   0.7
                                                         -----

                 TOTAL INVESTMENTS --...................  96.5
                 Other assets less liabilities..........   3.5
                                                         -----
                 NET ASSETS --.......................... 100.0%
                                                         =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA GROWTH FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED)


                                                            VALUE
                   SECURITY DESCRIPTION           SHARES   (NOTE 4)
          -----------------------------------------------------------
          COMMON STOCKS -- 89.5%
          AGRICULTURAL CHEMICALS -- 5.6%
            Monsanto Co.......................... 295,548 $32,717,164
                                                          -----------
          APPAREL MANUFACTURERS -- 1.7%
            Under Armour, Inc., Class A+......... 195,000   9,533,550
                                                          -----------
          APPLICATIONS SOFTWARE -- 5.2%
            Salesforce.com, Inc.+................ 583,863  30,156,524
                                                          -----------
          COMMERCIAL SERVICES -- 0.7%
            CoStar Group, Inc.+..................  25,000   4,022,250
                                                          -----------
          CONSULTING SERVICES -- 1.5%
            Verisk Analytics, Inc., Class A+..... 144,700   8,695,023
                                                          -----------
          DIAGNOSTIC KITS -- 1.2%
            IDEXX Laboratories, Inc.+............  56,400   7,131,216
                                                          -----------
          DISTRIBUTION/WHOLESALE -- 1.7%
            Fastenal Co.......................... 192,400   9,635,392
                                                          -----------
          DIVERSIFIED MANUFACTURING OPERATIONS -- 2.6%
            Colfax Corp.+........................ 210,100  15,122,998
                                                          -----------
          E-COMMERCE/SERVICES -- 4.0%
            Priceline Group, Inc.+...............  19,762  22,879,455
                                                          -----------
          ELECTRIC-TRANSMISSION -- 2.4%
            ITC Holdings Corp.................... 375,000  13,863,750
                                                          -----------
          ENTERPRISE SOFTWARE/SERVICE -- 0.8%
            Guidewire Software, Inc.+............ 127,400   4,810,624
                                                          -----------
          FINANCE-CREDIT CARD -- 5.6%
            Visa, Inc., Class A.................. 160,022  32,422,057
                                                          -----------
          FOOD-CANNED -- 1.8%
            TreeHouse Foods, Inc.+............... 136,874  10,243,650
                                                          -----------
          HOTEL/MOTELS -- 2.9%
            Hyatt Hotels Corp., Class A+......... 300,000  16,884,000
                                                          -----------
          INSURANCE-PROPERTY/CASUALTY -- 1.6%
            Arch Capital Group, Ltd.+............ 164,300   9,417,676
                                                          -----------
          INTERNET CONTENT-ENTERTAINMENT -- 4.9%
            Facebook, Inc., Class A+............. 474,470  28,363,817
                                                          -----------
          MEDICAL INFORMATION SYSTEMS -- 0.8%
            athenahealth, Inc.+..................  35,000   4,327,400
                                                          -----------
          MEDICAL-BIOMEDICAL/GENE -- 12.6%
            Biogen Idec, Inc.+................... 115,569  33,182,171
            Gilead Sciences, Inc.+............... 511,327  40,134,056
                                                          -----------
                                                           73,316,227
                                                          -----------

                                                     SHARES/
                                                    PRINCIPAL      VALUE
                SECURITY DESCRIPTION                 AMOUNT       (NOTE 4)
    ---------------------------------------------
    MULTIMEDIA -- 1.5%
      FactSet Research Systems, Inc...............      83,000  $  8,839,500
                                                                ------------
    OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.3%
      Concho Resources, Inc.+.....................     100,000    13,045,000
                                                                ------------
    PROFESSIONAL SPORTS -- 1.9%
      Manchester United PLC, Class A+.............     675,000    11,225,250
                                                                ------------
    RESORT/THEME PARKS -- 2.2%
      Vail Resorts, Inc...........................     184,000    12,738,320
                                                                ------------
    RETAIL-AUTOMOBILE -- 1.5%
      CarMax, Inc.+...............................     203,000     8,887,340
                                                                ------------
    RETAIL-MAJOR DEPARTMENT STORES -- 4.9%
      TJX Cos., Inc...............................     490,820    28,555,908
                                                                ------------
    RETAIL-SPORTING GOODS -- 1.6%
      Dick's Sporting Goods, Inc..................     180,000     9,478,800
                                                                ------------
    SOAP & CLEANING PREPARATION -- 0.9%
      Church & Dwight Co., Inc....................      78,000     5,382,780
                                                                ------------
    TRANSPORT-RAIL -- 7.8%
      Canadian Pacific Railway, Ltd...............     235,688    36,760,257
      Genesee & Wyoming, Inc., Class A+...........      87,000     8,613,870
                                                                ------------
                                                                  45,374,127
                                                                ------------
    WEB PORTALS/ISP -- 7.3%
      Google, Inc., Class A+......................      40,001    21,395,735
      Google, Inc., Class C+......................      40,001    21,066,927
                                                                ------------
                                                                  42,462,662
                                                                ------------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $410,333,070)........................               519,532,460
                                                                ------------
    SHORT-TERM INVESTMENT SECURITIES -- 7.0%
    TIME DEPOSITS -- 7.0%
      Euro Time Deposit with State Street Bank &
       Trust Co.
       0.01% due 05/01/2014
       (cost $40,571,000)......................... $40,571,000    40,571,000
                                                                ------------
    TOTAL INVESTMENTS --
       (cost $450,904,070)(1).....................        96.5%  560,103,460
    Other assets less liabilities.................         3.5    20,157,750
                                                   -----------  ------------
    NET ASSETS --                                        100.0% $580,261,210
                                                   ===========  ============

--------
+  Non-income producing security
(1)See Note 7 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2014 (see Note 4):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock:
   Agricultural Chemicals........     $ 32,717,164         $        --             $--           $ 32,717,164
   Applications Software.........       30,156,524                  --              --             30,156,524
   Finance -- Credit Card........       32,422,057                  --              --             32,422,057
   Medical -- Biomedical/Gene....       73,316,227                  --              --             73,316,227
   Transport -- Rail.............       45,374,127                  --              --             45,374,127
   Web Portals/ISP...............       42,462,662                  --              --             42,462,662
   Other Industries*.............      263,083,699                  --              --            263,083,699
Short-Term Investment Securities
  Time Deposits..................               --          40,571,000              --             40,571,000
                                      ------------         -----------             ---           ------------
TOTAL                                 $519,532,460         $40,571,000             $--           $560,103,460
                                      ============         ===========             ===           ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO PROFILE -- APRIL 30, 2014 -- (UNAUDITED)


INDUSTRY ALLOCATION*

                  Web Portals/ISP......................  12.5%
                  Finance-Credit Card..................   9.9
                  Medical-Biomedical/Gene..............   9.4
                  Diversified Manufacturing Operations.   7.6
                  Diversified Banking Institutions.....   6.2
                  Retail-Drug Store....................   6.0
                  Medical-Drugs........................   5.2
                  Banks-Super Regional.................   5.2
                  Transport-Rail.......................   5.2
                  Retail-Building Products.............   4.8
                  Oil Refining & Marketing.............   4.8
                  Retail-Major Department Stores.......   4.4
                  Agricultural Chemicals...............   4.2
                  Applications Software................   3.9
                  Internet Content-Entertainment.......   3.6
                  E-Commerce/Services..................   2.9
                  Time Deposits........................   1.6
                                                        -----
                  TOTAL INVESTMENTS --.................  97.4
                  Other assets less liabilities........   2.6
                                                        -----
                  NET ASSETS --                         100.0%
                                                        =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED)

                                                   SHARES/
                                                  PRINCIPAL    VALUE
                  SECURITY DESCRIPTION             AMOUNT     (NOTE 4)
        ----------------------------------------------------------------
        COMMON STOCKS -- 95.8%
        AGRICULTURAL CHEMICALS -- 4.2%
          Monsanto Co............................   233,826 $ 25,884,538
                                                            ------------
        APPLICATIONS SOFTWARE -- 3.9%
          Salesforce.com, Inc.+..................   471,705   24,363,563
                                                            ------------
        BANKS-SUPER REGIONAL -- 5.2%
          US Bancorp.............................   798,108   32,546,844
                                                            ------------
        DIVERSIFIED BANKING INSTITUTIONS -- 6.2%
          Citigroup, Inc.........................   400,244   19,175,690
          JPMorgan Chase & Co....................   348,753   19,523,193
                                                            ------------
                                                              38,698,883
                                                            ------------
        DIVERSIFIED MANUFACTURING OPERATIONS -- 7.6%
          3M Co..................................   339,910   47,278,082
                                                            ------------
        E-COMMERCE/SERVICES -- 2.9%
          Priceline Group, Inc.+.................    15,616   18,079,424
                                                            ------------
        FINANCE-CREDIT CARD -- 9.9%
          Discover Financial Services............   590,997   33,036,732
          Visa, Inc., Class A....................   139,591   28,282,533
                                                            ------------
                                                              61,319,265
                                                            ------------
        INTERNET CONTENT-ENTERTAINMENT -- 3.6%
          Facebook, Inc., Class A+...............   375,763   22,463,112
                                                            ------------
        MEDICAL-BIOMEDICAL/GENE -- 9.4%
          Biogen Idec, Inc.+.....................    93,369   26,808,107
          Gilead Sciences, Inc.+.................   404,951   31,784,604
                                                            ------------
                                                              58,592,711
                                                            ------------
        MEDICAL-DRUGS -- 5.2%
          Pfizer, Inc............................ 1,043,443   32,638,897
                                                            ------------
        OIL REFINING & MARKETING -- 4.8%
          Marathon Petroleum Corp................   318,156   29,572,600
                                                            ------------
        RETAIL-BUILDING PRODUCTS -- 4.8%
          Lowe's Cos., Inc.......................   647,941   29,746,972
                                                            ------------
        RETAIL-DRUG STORE -- 6.0%
          CVS Caremark Corp......................   512,007   37,233,149
                                                            ------------
        RETAIL-MAJOR DEPARTMENT STORES -- 4.4%
          TJX Cos., Inc..........................   469,139   27,294,507
                                                            ------------
        TRANSPORT-RAIL -- 5.2%
          Canadian Pacific Railway, Ltd..........   205,596   32,066,808
                                                            ------------
        WEB PORTALS/ISP -- 12.5%
          Google, Inc., Class A+.................    72,790   38,933,915
          Google, Inc., Class C+.................    73,390   38,651,578
                                                            ------------
                                                              77,585,493
                                                            ------------
        TOTAL LONG-TERM INVESTMENT SECURITIES
           (cost $513,717,147)...................            595,364,848
                                                            ------------

                                                     SHARES/
                                                    PRINCIPAL     VALUE
                SECURITY DESCRIPTION                 AMOUNT      (NOTE 4)
    ----------------------------------------------------------------------
    SHORT-TERM INVESTMENT SECURITIES -- 1.6%
    TIME DEPOSITS -- 1.6%
      Euro Time Deposit with State Street Bank &
       Trust Co. 0.01% due 05/01/2014
       (cost $9,587,000).......................... $9,587,000  $  9,587,000
                                                               ------------
    TOTAL INVESTMENTS --
       (cost $523,304,147)(1).....................       97.4%  604,951,848
    Other assets less liabilities.................        2.6    16,310,131
                                                   ----------  ------------
    NET ASSETS --                                       100.0% $621,261,979
                                                   ==========  ============

--------
+  Non-income producing security
(1)See Note 7 for cost of investments on a tax basis.

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA FOCUSED ALPHA LARGE-CAP FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2014 (see Note 4):

                                          LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                              QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                          --------------------- ----------------- ---------------------- ------------
ASSETS:
Long-Term Investment Securities:
  Common Stock
   Bank-Super Regional...................     $ 32,546,844         $       --              $--           $ 32,546,844
   Diversified Banking Institutions......       38,698,883                 --               --             38,698,883
   Diversified Manufacturing Operations..       47,278,082                 --               --             47,278,082
   Finance-Credit Card...................       61,319,265                 --               --             61,319,265
   Medical-Biomedical/Gene...............       58,592,711                 --               --             58,592,711
   Medical-Drugs.........................       32,638,897                 --               --             32,638,897
   Retail-Drug Store.....................       37,233,149                 --               --             37,233,149
   Transport-Rail........................       32,066,808                 --               --             32,066,808
   Web Portals/ISP.......................       77,585,493                 --               --             77,585,493
   Other Indusrties*.....................      177,404,716                                                177,404,716
Short-Term Investment Securities
  Time Deposits..........................               --          9,587,000               --              9,587,000
                                              ------------         ----------              ---           ------------
TOTAL                                         $595,364,848         $9,587,000              $--           $604,951,848
                                              ============         ==========              ===           ============

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification. Please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO PROFILE -- APRIL 30, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

            Domestic Fixed Income Investment Companies......  20.4%
            International Fixed Income Investment Companies.  11.7
            Diversified Banking Institutions................   6.5
            Domestic Equity Investment Companies............   5.3
            Real Estate Investment Trusts...................   3.6
            Electric-Integrated.............................   3.4
            Telephone-Integrated............................   3.3
            Oil Companies-Integrated........................   3.0
            Insurance-Multi-line............................   3.0
            Insurance-Life/Health...........................   2.9
            Banks-Super Regional............................   2.5
            Time Deposits...................................   2.3
            Medical-Drugs...................................   2.1
            Telecom Services................................   2.1
            Tobacco.........................................   1.8
            Coal............................................   1.7
            Insurance-Reinsurance...........................   1.5
            Insurance-Property/Casualty.....................   1.4
            Banks-Special Purpose...........................   1.3
            Banks-Money Center..............................   1.2
            Metal-Copper....................................   1.2
            Banks-Commercial................................   1.0
            Diversified Financial Services..................   1.0
            Water...........................................   1.0
            Gambling (Non-Hotel)............................   1.0
            Electric-Generation.............................   0.9
            Machinery-General Industrial....................   0.8
            Building Societies..............................   0.7
            Electronic Components-Misc......................   0.7
            Shipbuilding....................................   0.7
            Oil Refining & Marketing........................   0.7
            Medical-Generic Drugs...........................   0.6
            Computers.......................................   0.6
            Domestic Mixed Allocation Investment Companies..   0.6
            Electronic Components-Semiconductors............   0.6
            Agricultural Operations.........................   0.6
            Exchange-Traded Funds...........................   0.6
            Pipelines.......................................   0.6
            Sovereign Agency................................   0.5
            Brewery.........................................   0.5
            Television......................................   0.5
            Chemicals-Diversified...........................   0.5
            Transport-Services..............................   0.5
            Consulting Services.............................   0.5
            Transport-Marine................................   0.3
            Investment Management/Advisor Services..........   0.1
            Finance-Other Services..........................   0.1
            Savings & Loans/Thrifts.........................   0.1
                                                             -----
            TOTAL INVESTMENTS --............................  98.5
            Other assets less liabilities...................   1.5
                                                             -----
            NET ASSETS --................................... 100.0%
                                                             =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED)

                                                                 VALUE
                     SECURITY DESCRIPTION               SHARES  (NOTE 4)
        ----------------------------------------------------------------
        COMMON STOCKS -- 28.1%
        BREWERY -- 0.5%
          AMBEV SA.....................................  15,760 $115,209
                                                                --------
        CHEMICALS-DIVERSIFIED -- 0.5%
          K+S AG.......................................   3,227  112,842
                                                                --------
        COAL -- 1.7%
          Banpu PCL.................................... 151,170  140,145
          Indo Tambangraya Megah Tbk PT................  41,000   90,341
          Inner Mongolia Yitai Coal Co., Ltd., Class B.  63,483   79,862
          Tambang Batubara Bukit Asam Persero Tbk PT...  88,389   75,495
                                                                --------
                                                                 385,843
                                                                --------
        COMPUTERS -- 0.6%
          Asustek Computer, Inc.+......................  14,000  144,645
                                                                --------
        CONSULTING SERVICES -- 0.5%
          Leidos Holdings, Inc.........................   2,818  104,942
                                                                --------
        ELECTRIC-GENERATION -- 0.5%
          Tractebel Energia SA+........................   7,500  111,537
                                                                --------
        ELECTRIC-INTEGRATED -- 1.5%
          CPFL Energia SA..............................  13,091  111,022
          E.ON SE......................................   7,846  150,052
          EDP -- Energias do Brasil SA.................  22,400   97,345
                                                                --------
                                                                 358,419
                                                                --------
        ELECTRONIC COMPONENTS-MISC. -- 0.7%
          Radiant Opto-Electronics Corp.+..............  42,000  168,985
                                                                --------
        ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.6%
          Intel Corp...................................   4,957  132,302
                                                                --------
        GAMBLING (NON-HOTEL) -- 1.0%
          OPAP SA......................................  14,237  227,145
                                                                --------
        INSURANCE-MULTI-LINE -- 0.7%
          Porto Seguro SA+.............................  10,900  158,874
                                                                --------
        INSURANCE-PROPERTY/CASUALTY -- 0.6%
          Dongbu Insurance Co., Ltd....................   2,560  141,217
                                                                --------
        MACHINERY-GENERAL INDUSTRIAL -- 0.8%
          Metso Oyj....................................   4,437  177,776
                                                                --------
        MEDICAL-DRUGS -- 2.1%
          AbbVie, Inc..................................   2,780  144,782
          AstraZeneca PLC..............................   2,447  192,694
          Orion Oyj, Class B...........................   4,917  149,871
                                                                --------
                                                                 487,347
                                                                --------
        MEDICAL-GENERIC DRUGS -- 0.6%
          Teva Pharmaceutical Industries, Ltd..........   3,009  149,994
                                                                --------
        METAL-COPPER -- 1.2%
          Freeport-McMoRan Copper & Gold, Inc..........   4,190  144,010
          Southern Copper Corp.........................   4,331  130,537
                                                                --------
                                                                 274,547
                                                                --------
        OIL COMPANIES-INTEGRATED -- 3.0%
          Ecopetrol SA.................................  58,200  108,341
          Eni SpA......................................   5,729  148,710
          PTT PCL......................................  10,761  103,753
          Statoil ASA..................................   5,629  170,831
          Total SA.....................................   2,432  173,695
                                                                --------
                                                                 705,330
                                                                --------

                                                                  VALUE
                   SECURITY DESCRIPTION                 SHARES   (NOTE 4)
     ---------------------------------------------------------------------
     OIL REFINING & MARKETING -- 0.7%
       HollyFrontier Corp..............................   2,884 $  151,670
                                                                ----------
     REAL ESTATE INVESTMENT TRUSTS -- 0.9%
       Annaly Capital Management, Inc..................  19,105    220,663
                                                                ----------
     SHIPBUILDING -- 0.7%
       Yangzijiang Shipbuilding Holdings, Ltd.......... 182,000    159,687
                                                                ----------
     TELECOM SERVICES -- 1.7%
       Bell Aliant, Inc................................   4,385    108,020
       Tele2 AB, Series B..............................   9,832    125,504
       Vivendi SA......................................   6,166    165,442
                                                                ----------
                                                                   398,966
                                                                ----------
     TELEPHONE-INTEGRATED -- 3.2%
       Belgacom SA.....................................   5,265    161,135
       Bezeq The Israeli Telecommunication Corp., Ltd..  85,697    155,272
       Elisa Oyj.......................................   5,951    177,754
       Magyar Telekom Telecommunications PLC...........  81,520    116,139
       TDC A/S.........................................  14,703    138,011
                                                                ----------
                                                                   748,311
                                                                ----------
     TELEVISION -- 0.5%
       ProSiebenSat.1 Media AG.........................   2,590    113,241
                                                                ----------
     TOBACCO -- 1.8%
       Altria Group, Inc...............................   3,324    133,325
       Lorillard, Inc..................................   2,652    157,582
       Reynolds American, Inc..........................   2,418    136,448
                                                                ----------
                                                                   427,355
                                                                ----------
     TRANSPORT-SERVICES -- 0.5%
       Hutchison Port Holdings Trust................... 158,556    107,818
                                                                ----------
     WATER -- 1.0%
       Cia de Saneamento Basico do
        Estado de Sao Paulo............................  11,700    110,822
       Cia de Saneamento de Minas Gerais-COPASA........   7,493    116,944
                                                                ----------
                                                                   227,766
                                                                ----------
     TOTAL COMMON STOCKS
      (cost $5,747,530)................................          6,512,431
                                                                ----------
     PREFERRED SECURITIES -- 13.5%
     AGRICULTURAL OPERATIONS -- 0.6%
       CHS, Inc.
        Series 2
        7.10%..........................................   4,700    129,814
                                                                ----------
     BANKS-COMMERCIAL -- 0.7%
       Barclays Bank PLC
        Series 4
        7.75%..........................................   2,500     64,800
       Barclays Bank PLC
        Series 5
        8.13%..........................................   1,300     33,683
       BB&T Corp.
        Series E
        5.63%..........................................   1,097     25,615
       PrivateBancorp, Inc.
        7.13%..........................................   1,150     29,187
       Zions Bancorporation
        Sereis G
        6.30%..........................................     700     17,661
                                                                ----------
                                                                   170,946
                                                                ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 4)
           ---------------------------------------------------------
           PREFERRED SECURITIES (CONTINUED)
           BANKS-MONEY CENTER -- 0.2%
             National Westminster Bank PLC
              Series C
              7.76%.................................  1,600 $ 41,264
                                                            --------
           BANKS-SPECIAL PURPOSE -- 1.3%
             AgriBank FCB
              6.88%.................................  3,000  312,562
                                                            --------
           BANKS-SUPER REGIONAL -- 1.0%
             Fifth Third Bancorp
              Series I
              6.63%.................................  1,600   42,496
             PNC Financial Services Group, Inc.
              Series P
              6.13%.................................  2,500   67,150
             US Bancorp
              Series F
              6.50%.................................  1,674   48,295
             Wells Fargo & Co.
              5.85%.................................  1,700   43,095
             Wells Fargo & Co.
              6.63%.................................    712   19,687
                                                            --------
                                                             220,723
                                                            --------
           DIVERSIFIED BANKING INSTITUTIONS -- 1.2%
             Citigroup, Inc.
              Series K
              6.88%.................................  1,500   40,245
             Countrywide Capital IV
              6.75%.................................  1,400   35,770
             Countrywide Capital V
              7.00%.................................  4,300  109,607
             GMAC Capital Trust I
              Series 2
              8.13%.................................  1,100   30,239
             Morgan Stanley
              6.88%.................................  2,600   69,134
                                                            --------
                                                             284,995
                                                            --------
           ELECTRIC-GENERATION -- 0.4%
             AES Tiete SA+.......................... 12,300   96,591
                                                            --------
           ELECTRIC-INTEGRATED -- 1.5%
             Cia Energetica de Minas Gerais+........ 13,261  101,045
             Cia Paranaense de Energia
              Class B...............................  9,600  137,558
             DTE Energy Co.
              6.50%.................................    550   14,223
             Integrys Energy Group, Inc.
              6.00%.................................  1,873   47,293
             SCE Trust III
              5.75%.................................  2,075   53,556
                                                            --------
                                                             353,675
                                                            --------
           FINANCE-OTHER SERVICES -- 0.1%
             RBS Capital Funding Trust VI
              Series F
              6.25%.................................  1,200   27,876
                                                            --------
           INSURANCE-LIFE/HEALTH -- 0.6%
             ING Groep NV
              7.20%.................................  1,600   41,296
             ING Groep NV
              7.38%.................................  3,300   85,272

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 4)
        ---------------------------------------------------------------
        INSURANCE-LIFE/HEALTH (CONTINUED)
          Principal Financial Group, Inc. VRS
           Series B
           6.52%.......................................   807  $ 20,659
                                                               --------
                                                                147,227
                                                               --------
        INSURANCE-MULTI-LINE -- 0.8%
          Aegon NV
           7.25%....................................... 1,250    31,762
          Allstate Corp.
           Series E
           6.63%....................................... 2,000    51,620
          Hartford Financial Services Group, Inc.
           7.88%....................................... 2,000    59,820
          Kemper Corp.
           7.38%....................................... 1,200    30,888
                                                               --------
                                                                174,090
                                                               --------
        INSURANCE-PROPERTY/CASUALTY -- 0.3%
          Arch Capital Group, Ltd.
           Series C
           6.75%.......................................   800    20,552
          Hanover Insurance Group, Inc.
           6.35%....................................... 1,100    26,257
          WR Berkley Corp.
           5.63%....................................... 1,000    22,550
                                                               --------
                                                                 69,359
                                                               --------
        INSURANCE-REINSURANCE -- 0.5%
          Aspen Insurance Holdings, Ltd.
           7.25%.......................................   600    15,912
          Axis Capital Holdings, Ltd.
           Series C
           6.88%.......................................   800    20,664
          Endurance Specialty Holdings, Ltd.
           Series B
           7.50%.......................................   500    13,155
          PartnerRe, Ltd.
           Series E
           7.25%.......................................   600    16,206
          Reinsurance Group of America, Inc.
           6.20%....................................... 1,800    48,780
                                                               --------
                                                                114,717
                                                               --------
        INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 0.1%
          Affiliated Managers Group, Inc.
           6.38%....................................... 1,400    34,762
                                                               --------
        PIPELINES -- 0.1%
          NuStar Logistics LP
           7.63%.......................................   550    14,636
                                                               --------
        REAL ESTATE INVESTMENT TRUSTS -- 2.7%
          American Realty Capital Properties, Inc.
           Series F
           6.70%....................................... 3,957    93,266
          CBL & Associates Properties, Inc.
           Series D
           7.38%....................................... 1,300    33,085
          Cedar Realty Trust, Inc.
           Series B
           7.25%.......................................   700    17,766
          Chesapeake Lodging Trust
           Series A
           7.75%....................................... 1,000    26,250

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                               VALUE
                    SECURITY DESCRIPTION               SHARES (NOTE 4)
         ------------------------------------------------------------
         PREFERRED SECURITIES (CONTINUED)
         REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
           Colony Financial, Inc.
            Series A
            8.50%..................................... 1,000  $ 26,270
           CoreSite Realty Corp.
            Series A
            7.25%..................................... 1,400    35,504
           Corporate Office Properties Trust
            Series L
            7.38%..................................... 1,300    33,553
           DDR Corp.
            Series J
            6.50...................................... 1,400    34,006
           DuPont Fabros Technology, Inc.
            Series A
            7.88%.....................................   900    23,256
           First Potomac Realty Trust
            Series A
            7.75%.....................................   426    10,889
           Glimcher Realty Trust
            Series H
            7.50%..................................... 1,000    25,760
           NorthStar Realty Finance Corp.
            Series D
            8.50%..................................... 1,100    27,984
           Pebblebrook Hotel Trust
            Series A
            7.88%.....................................   800    20,528
           Pennsylvania Real Estate Investment Trust
            Series A
            8.25%.....................................   950    24,833
           PS Business Parks, Inc.
            Series S
            6.45%..................................... 1,500    38,490
           Regency Centers Corp.
            Series 6
            6.63%.....................................   800    20,208
           Retail Properties of America, Inc.
            Series A
            7.00%..................................... 1,000    25,140
           Saul Centers, Inc.
            Series C
            6.88%..................................... 1,400    33,516
           Sunstone Hotel Investors, Inc.
            Series D
            8.00%.....................................   500    12,975
           Taubman Centers, Inc.
            Series K
            6.25%.....................................   800    19,248
           Vornado Realty Trust
            Series I
            6.63%..................................... 1,300    32,877
           Vornado Realty Trust
            Series J
            6.88%.....................................   500    12,995
                                                              --------
                                                               628,399
                                                              --------

                                                    SHARES/
                                                   PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT(2)   (NOTE 4)
       ----------------------------------------------------------------
       SAVINGS & LOANS/THRIFTS -- 0.1%
         First Niagara Financial Group, Inc.
          Series B
          8.63%..................................         500 $   14,515
                                                              ----------
       SOVEREIGN AGENCY -- 0.5%
         Farm Credit Bank of Texas
          6.75%*.................................       1,200    123,563
                                                              ----------
       TELECOM SERVICES -- 0.4%
         Qwest Corp.
          6.13%..................................         991     22,753
         Qwest Corp.
          7.00%..................................       1,000     26,140
         Qwest Corp.
          7.38%..................................       1,300     34,723
                                                              ----------
                                                                  83,616
                                                              ----------
       TELEPHONE-INTEGRATED -- 0.1%
         Telephone & Data Systems, Inc.
          6.88%..................................         600     15,114
                                                              ----------
       TRANSPORT-MARINE -- 0.3%
         Seaspan Corp.
          6.38%..................................       1,800     45,288
         Teekay Offshore Partners LP
          Series A
          7.25%..................................         600     15,414
                                                              ----------
                                                                  60,702
                                                              ----------
       TOTAL PREFERRED SECURITIES
        (cost $3,013,378)........................              3,119,146
                                                              ----------
       PREFERRED SECURITIES/CAPITAL SECURITIES -- 16.0%
       BANKS-COMMERCIAL -- 0.3%
         Rabobank Nederland FRS
          11.00% due 06/30/2019*(1)..............   $  50,000     66,625
                                                              ----------
       BANKS-MONEY CENTER -- 1.0%
         Dresdner Funding Trust I
          8.15% due 06/30/2031*..................     100,000    116,000
         HBOS Capital Funding LP
          6.85% due 09/23/2014(1)................      50,000     50,275
         HSBC Capital Funding LP FRS
          10.18% due 06/30/2030*(1)..............      50,000     73,000
                                                              ----------
                                                                 239,275
                                                              ----------
       BANKS-SUPER REGIONAL -- 1.5%
         PNC Financial Services Group, Inc. FRS
          6.75% due 08/01/2021(1)................     100,000    110,250
         Wells Fargo & Co. FRS
          Series K
          7.98% due 03/15/2018(1)................     200,000    227,000
                                                              ----------
                                                                 337,250
                                                              ----------
       BUILDING SOCIETIES -- 0.7%
         Nationwide Building Society VRS
          6.88% due 06/20/2019(1)................ GBP 100,000    172,428
                                                              ----------
       DIVERSIFIED BANKING INSTITUTIONS -- 5.3%
         Barclays PLC VRS
          8.25% due 12/15/2018(1)................     200,000    213,000
         Credit Suisse Group AG VRS
          7.50% due 12/11/2023*(1)...............     200,000    217,250

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                     PRINCIPAL    VALUE
                  SECURITY DESCRIPTION               AMOUNT(2)   (NOTE 4)
      --------------------------------------------------------------------
      PREFERRED SECURITIES/CAPITAL SECURITIES (CONTINUED)
      DIVERSIFIED BANKING INSTITUTIONS (CONTINUED)
        Goldman Sachs Capital II FRS
         4.00% due 06/23/2014(1)...................     $75,000 $   57,750
        Goldman Sachs Group, Inc. FRS
         Series L
         5.70% due 05/10/2019(1)...................      50,000     51,063
        JPMorgan Chase & Co. FRS
         Series U
         6.13% due 04/30/2024(1)...................      50,000     50,000
        JPMorgan Chase & Co. FRS
         Series 1
         7.90% due 04/30/2018(1)...................     125,000    141,250
        JPMorgan Chase & Co. FRS
         Series S
         6.75% due 02/01/2024(1)...................     100,000    106,000
        Lloyds Banking Group PLC VRS
         Jr. Sub Bonds
         7.50% due 06/27/2024(1)...................     200,000    209,000
        Morgan Stanley VRS
         Series H
         5.45% due 07/15/2019(1)...................      44,000     44,385
        Societe Generale SA VRS
         6.75% due 04/07/2021(1)................... EUR 100,000    142,203
                                                                ----------
                                                                 1,231,901
                                                                ----------
      DIVERSIFIED FINANCIAL SERVICES -- 1.0%
        General Electric Capital Corp. FRS
         Series A
         7.13% due 06/15/2022(1)...................     200,000    230,000
                                                                ----------
      ELECTRIC-INTEGRATED -- 0.4%
        PPL Capital Funding, Inc. FRS
         Series A
         6.70% due 03/30/2067......................     100,000    101,000
                                                                ----------
      INSURANCE-LIFE/HEALTH -- 2.3%
        Dai-ichi Life Insurance Co., Ltd. FRS
         7.25% due 07/25/2021*(1)..................      50,000     58,500
        NN Group NV FRS
         4.63% due 04/08/2044...................... EUR 100,000    144,146
        Prudential Financial, Inc. FRS
         5.63% due 06/15/2043......................     100,000    103,250
        Sumitomo Life Insurance Co. FRS
         6.50% due 09/20/2073*.....................     200,000    230,500
                                                                ----------
                                                                   536,396
                                                                ----------
      INSURANCE-MULTI-LINE -- 1.5%
        AXA SA FRS
         6.46% due 12/14/2018*(1)..................     100,000    107,200
        Catlin Insurance Co., Ltd. FRS
         7.25% due 01/19/2017*(1)..................     100,000    103,000
        MetLife Capital Trust X
         9.25% due 04/08/2068*.....................     100,000    134,500
                                                                ----------
                                                                   344,700
                                                                ----------
      INSURANCE-PROPERTY/CASUALTY -- 0.5%
        Mitsui Sumitomo Insurance Co., Ltd. FRS
         7.00% due 03/15/2072*.....................     100,000    117,625
                                                                ----------

                                                         SHARES/
                                                        PRINCIPAL   VALUE
                  SECURITY DESCRIPTION                  AMOUNT(2)  (NOTE 4)
    -----------------------------------------------------------------------
    INSURANCE-REINSURANCE -- 1.0%
      Aquarius+ Investments PLC for Swiss
       Reinsurance Co., Ltd. VRS
       8.25% due 09/01/2018(1)......................... $200,000  $  224,440
                                                                  ----------
    PIPELINES -- 0.5%
      Enterprise Products Operating LLC FRS
       Series A
       8.38% due 08/01/2066............................  100,000     113,250
                                                                  ----------
    TOTAL PREFERRED SECURITIES/CAPITAL SECURITIES
       (cost $3,567,106)...............................            3,714,890
                                                                  ----------
    REGISTERED INVESTMENT COMPANIES -- 38.0%
    DOMESTIC EQUITY INVESTMENT COMPANIES -- 5.3%
      Eaton Vance Tax-Advantaged Dividend Income
       Fund............................................   20,155     401,488
      Eaton Vance Tax-Managed Diversified Equity
       Income Fund.....................................   23,751     269,811
      Gabelli Dividend & Income Trust..................   14,030     312,869
      John Hancock Tax-Advantaged Dividend Income
       Fund............................................   12,286     254,566
                                                                  ----------
                                                                   1,238,734
                                                                  ----------
    DOMESTIC FIXED INCOME INVESTMENT COMPANIES -- 20.4%
      AllianceBernstein Income Fund....................   16,054     118,800
      AllianzGI Convertible & Income Fund..............   30,492     314,372
      AllianzGI Convertible & Income Fund II...........   16,958     166,188
      BlackRock Build America Bond Trust...............    2,765      56,544
      BlackRock Corporate High Yield Fund VI, Inc......   17,780     217,272
      BlackRock Limited Duration Income Trust..........   10,101     175,252
      Calamos Convertible and High Income Fund.........   17,208     242,117
      Eaton Vance Limited Duration Income Fund.........    6,443      99,866
      Eaton Vance Senior Floating-Rate Trust...........    3,966      59,212
      Flaherty & Crumrine Preferred Securities Income
       Fund, Inc.......................................   11,145     221,674
      Flaherty & Crumrine Total Return Fund, Inc.......    5,759     118,405
      Franklin Templeton Limited Duration Income
       Trust...........................................   11,077     146,992
      John Hancock Preferred Income Fund...............    6,571     133,457
      MFS Multimarket Income Trust.....................   21,714     143,747
      New America High Income Fund, Inc................   17,576     175,233
      Nuveen Credit Strategies Income Fund.............   22,936     216,057
      Nuveen Floating Rate Income Opportunity Fund.....    9,648     118,091
      Nuveen Mortgage Opportunity Term Fund............    3,805      91,548
      Nuveen Mortgage Opportunity Term Fund 2..........    3,215      75,906
      Nuveen Preferred Income Opportunities Fund.......   31,505     299,613
      Nuveen Short Duration Credit Opportunities
       Fund............................................    8,085     148,441
      PIMCO Corporate & Income Opportunity Fund........   11,896     218,054
      PIMCO Income Strategy Fund II....................   25,757     274,827
      Pioneer Diversified High Income Trust............    5,627     117,323
      Pioneer Floating Rate Trust......................   12,589     155,348
      Wells Fargo Advantage Income Opportunities
       Fund............................................   24,138     229,794
      Western Asset Global Corporate Defined
       Opportunity Fund, Inc...........................    9,009     167,207
      Western Asset High Yield Defined Opportunity
       Fund, Inc.......................................   12,112     218,743
                                                                  ----------
                                                                   4,720,083
                                                                  ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                                  VALUE
                   SECURITY DESCRIPTION                  SHARES  (NOTE 4)
    ----------------------------------------------------------------------
    REGISTERED INVESTMENT COMPANIES (CONTINUED)
    DOMESTIC MIXED ALLOCATION INVESTMENT COMPANIES -- 0.6%
      Flaherty & Crumrine Dynamic Preferred and Income
       Fund, Inc........................................  6,028 $   137,197
                                                                -----------
    INTERNATIONAL FIXED INCOME INVESTMENT COMPANIES -- 11.7%
      AllianceBernstein Global High Income Fund, Inc ... 19,722     293,661
      First Trust Aberdeen Global Opportunity Income
       Fund............................................. 15,015     213,663
      Legg Mason BW Global Income Opportunities Fund,
       Inc.............................................. 14,437     253,947
      Nuveen Preferred & Income Term Fund............... 12,385     289,314
      PIMCO Dynamic Credit Income Fund.................. 16,360     380,206
      PIMCO Dynamic Income Fund......................... 11,374     367,608
      PIMCO Income Opportunity Fund..................... 11,008     318,682
      Stone Harbor Emerging Markets Income Fund.........  8,378     163,203
      Templeton Global Income Fund......................  6,006      47,688
      Wells Fargo Advantage Multi-Sector Income Fund.... 14,668     216,646
      Western Asset Global High Income Fund, Inc........ 12,127     154,619
                                                                -----------
                                                                  2,699,237
                                                                -----------
    TOTAL REGISTERED INVESTMENT COMPANIES
       (cost $8,493,688)................................          8,795,251
                                                                -----------
    EXCHANGE-TRADED FUNDS -- 0.6%
      iShares MSCI ACWI ETF
       (cost $124,367)..................................  2,192     128,955
                                                                -----------
    RIGHTS -- 0.0%
    BREWERY -- 0.0%
      AMBEV SA
       Expires 05/27/2014
       (Strike Price BRL 16.09)+
       (cost $0)........................................     22           2
                                                                -----------
    TOTAL LONG-TERM INVESTMENT SECURITIES
       (cost $20,946,069)...............................         22,270,675
                                                                -----------

                                                     PRINCIPAL   VALUE
                  SECURITY DESCRIPTION               AMOUNT(2)  (NOTE 4)
      -------------------------------------------------------------------
      SHORT-TERM INVESTMENT SECURITIES -- 2.3%
      TIME DEPOSITS -- 2.3%
        Euro Time Deposit with State Street Bank &
         Trust Co.
         0.01% due 05/01/2014
         (cost $532,000)............................ $532,000  $   532,000
                                                               -----------
      TOTAL INVESTMENTS
         (cost $21,478,069)(3)......................     98.5%  22,802,675
      Other assets less liabilities.................      1.5      350,367
                                                     --------  -----------
      NET ASSETS                                        100.0% $23,153,042
                                                     ========  ===========

--------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At April 30, 2014, the aggregate value of these securities was $1,347,763 representing 5.8% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
+  Non-income producing security.
(1)Perpetual maturity - maturity date reflects the next call date.
(2)Denominated in United States dollars unless otherwise indicated.
(3)See Note 7 for cost of investments on a tax basis.
EUR -- Euro Dollar
GBP -- Pound Sterling
FRS -- Floating Rate Security
VRS -- Variable Rate Security
The rates shown on FRS and VRS are the current interest rates at April 30, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

OPEN FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------------------------------------------
                                                                                 DELIVERY   UNREALIZED   UNREALIZED
               COUNTERPARTY                 CONTRACT TO DELIVER IN EXCHANGE FOR    DATE    APPRECIATION DEPRECIATION
--------------------------------------------------------------------------------------------------------------------
Brown Brothers Harriman & Co                EUR     202,225     USD   278,119   05/05/2014     $ --       $(2,437)
                                            EUR     205,825     USD   285,280   06/03/2014       --          (147)
                                            GBP      99,900     USD   166,460   05/02/2014       --        (2,211)
                                            GBP     102,154     USD   172,397   06/03/2014       --           (26)
                                            USD     168,652     GBP    99,900   05/02/2014       19            --
                                            USD     280,339     EUR   202,225   05/05/2014      217            --
                                                                                               ----       -------
Net Unrealized Appreciation (Depreciation)                                                     $236       $(4,821)
                                                                                               ====       =======

EUR -- Euro Dollar
GBP -- Pound Sterling
USD -- United States Dollar

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA INCOME EXPLORER FUND PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2014 (see Note 4):

                                                     LEVEL 1--UNADJUSTED  LEVEL 2--OTHER   LEVEL 3--SIGNIFICANT
                                                        QUOTED PRICES    OBSERVABLE INPUTS UNOBSERVABLE INPUTS     TOTAL
                                                     ------------------- ----------------- -------------------- -----------
ASSETS:
Long-Term Investment Securities:
  Common Stock......................................     $ 6,512,431        $       --             $--          $ 6,512,431
  Preferred Securities:
   Sovereign Agency.................................              --           123,563              --              123,563
   Other Industries*................................       2,995,583                --              --            2,995,583
  Preferred Securities/Capital Securities:
   Diversified Banking Institutions.................              --         1,231,901              --            1,231,901
   Other Industries*................................              --         2,482,989              --            2,482,989
  Registered Investment Companies:
   Domestic Equity Investment Companies.............       1,238,734                --              --            1,238,734
   Domestic Fixed Income Investment Companies.......       4,720,083                --              --            4,720,083
   Domestic Mixed Allocation Investment Companies...         137,197                --              --              137,197
   International Fixed Income Investment Companies..       2,699,237                --              --            2,699,237
  Exchange-Traded Funds.............................         128,955                --              --              128,955
  Rights............................................               2                --              --                    2
Short-Term Investment Securities:
  Time Deposits.....................................              --           532,000              --              532,000
Other Financial Instruments:+
  Open Forward Currency Contracts -- Appreciation...              --               236              --                  236
                                                         -----------        ----------             ---          -----------
TOTAL...............................................     $18,432,222        $4,370,689             $--          $22,802,911
                                                         ===========        ==========             ===          ===========
LIABILITIES:
Other Financial Instruments:+
  Open Forward Currency Contracts -- Depreciation...     $        --        $    4,821             $--          $     4,821
                                                         ===========        ==========             ===          ===========

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO PROFILE -- APRIL 30, 2014 -- (UNAUDITED)

INDUSTRY ALLOCATION*

                Banks-Commercial.......................... 4.4%
                Medical-Biomedical/Gene................... 4.3
                Real Estate Investment Trusts............. 4.1
                Oil Companies-Exploration & Production.... 3.2
                Retail-Restaurants........................ 2.7
                Medical-Drugs............................. 2.7
                Electronic Components-Semiconductors...... 2.6
                Enterprise Software/Service............... 1.8
                Auto/Truck Parts & Equipment-Original..... 1.7
                Time Deposits............................. 1.6
                Consulting Services....................... 1.6
                Insurance-Property/Casualty............... 1.4
                Paper & Related Products.................. 1.4
                Exchange-Traded Funds..................... 1.3
                Finance-Investment Banker/Broker.......... 1.3
                Oil-Field Services........................ 1.3
                Investment Management/Advisor Services.... 1.2
                Building-Mobile Home/Manufactured Housing. 1.1
                Printing-Commercial....................... 1.1
                Commercial Services....................... 1.1
                Transport-Truck........................... 1.0
                Drug Delivery Systems..................... 1.0
                Applications Software..................... 1.0
                Medical Instruments....................... 0.9
                Real Estate Management/Services........... 0.9
                Food-Misc./Diversified.................... 0.9
                Electric-Integrated....................... 0.9
                Metal Processors & Fabrication............ 0.9
                Internet Application Software............. 0.9
                Chemicals-Diversified..................... 0.8
                Hazardous Waste Disposal.................. 0.8
                Wire & Cable Products..................... 0.8
                Machinery-General Industrial.............. 0.8
                Consumer Products-Misc.................... 0.8
                Building & Construction Products-Misc..... 0.8
                Telecommunication Equipment............... 0.7
                Computer Services......................... 0.7
                Internet Content-Information/News......... 0.7
                Transport-Marine.......................... 0.7
                Retail-Apparel/Shoe....................... 0.7
                Auto/Truck Parts & Equipment-Replacement.. 0.7
                Retail-Convenience Store.................. 0.7
                Human Resources........................... 0.7
                Cosmetics & Toiletries.................... 0.7
                Therapeutics.............................. 0.7
                Lighting Products & Systems............... 0.7
                E-Services/Consulting..................... 0.6
                Computer Software......................... 0.6
                Savings & Loans/Thrifts................... 0.6
                Funeral Services & Related Items.......... 0.6
                Retail-Discount........................... 0.6
                Building Products-Air & Heating........... 0.6
                Home Furnishings.......................... 0.6
                Medical-Outpatient/Home Medical........... 0.6
                Pollution Control......................... 0.6
                Non-Ferrous Metals........................ 0.6
                Diagnostic Equipment...................... 0.6
                Physical Therapy/Rehabilitation Centers... 0.6
                Medical Products.......................... 0.6
                Apparel Manufacturers..................... 0.6
                Theaters.................................. 0.6

               Retail-Leisure Products...................... 0.6%
               Advertising Services......................... 0.6
               Medical Labs & Testing Services.............. 0.5
               Web Portals/ISP.............................. 0.5
               Investment Companies......................... 0.5
               Distribution/Wholesale....................... 0.5
               Aerospace/Defense-Equipment.................. 0.5
               Electronic Security Devices.................. 0.5
               Coffee....................................... 0.5
               Chemicals-Specialty.......................... 0.5
               Vitamins & Nutrition Products................ 0.5
               Diversified Manufacturing Operations......... 0.5
               Gas-Distribution............................. 0.5
               Textile-Home Furnishings..................... 0.4
               Building Products-Doors & Windows............ 0.4
               Diversified Operations....................... 0.4
               Healthcare Safety Devices.................... 0.4
               Semiconductor Components-Integrated Circuits. 0.4
               Commercial Services-Finance.................. 0.4
               Insurance-Life/Health........................ 0.4
               Electronic Components-Misc................... 0.3
               Retail-Home Furnishings...................... 0.3
               Semiconductor Equipment...................... 0.3
               Wound, Burn & Skin Care...................... 0.3
               Wireless Equipment........................... 0.3
               Footwear & Related Apparel................... 0.3
               Medical-HMO.................................. 0.3
               Building-Residential/Commercial.............. 0.3
               Transport-Services........................... 0.3
               Retail-Automobile............................ 0.3
               Aerospace/Defense............................ 0.3
               Networking Products.......................... 0.3
               Airlines..................................... 0.3
               Electronic Forms............................. 0.3
               Data Processing/Management................... 0.3
               Internet Security............................ 0.2
               Medical Information Systems.................. 0.2
               Power Converter/Supply Equipment............. 0.2
               Office Furnishings-Original.................. 0.2
               Schools...................................... 0.2
               Finance-Consumer Loans....................... 0.2
               Electronic Measurement Instruments........... 0.2
               Insurance-Reinsurance........................ 0.2
               Food-Wholesale/Distribution.................. 0.2
               Telecom Equipment-Fiber Optics............... 0.2
               Finance-Other Services....................... 0.2
               E-Commerce/Services.......................... 0.2
               Miscellaneous Manufacturing.................. 0.2
               Engineering/R&D Services..................... 0.2
               Telecom Services............................. 0.2
               Computers-Integrated Systems................. 0.2
               Coal......................................... 0.2
               Retail-Drug Store............................ 0.2
               Building & Construction-Misc................. 0.2
               Financial Guarantee Insurance................ 0.2
               Chemicals-Plastics........................... 0.2
               Instruments-Controls......................... 0.1
               Transactional Software....................... 0.1
               Filtration/Separation Products............... 0.1
               E-Marketing/Info............................. 0.1
               Water........................................ 0.1

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO PROFILE -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                     Finance-Mortgage Loan/Banker.... 0.1%
                     Oil Refining & Marketing........ 0.1
                     Independent Power Producers..... 0.1
                     Instruments-Scientific.......... 0.1
                     Alternative Waste Technology.... 0.1
                     Computers-Periphery Equipment... 0.1
                     Oil Field Machinery & Equipment. 0.1
                     Energy-Alternate Sources........ 0.1
                     Resorts/Theme Parks............. 0.1
                     Steel-Producers................. 0.1
                     Computer Aided Design........... 0.1
                     Lasers-System/Components........ 0.1
                     Leisure Products................ 0.1
                     Rental Auto/Equipment........... 0.1
                     Dental Supplies & Equipment..... 0.1
                     Pipelines....................... 0.1
                     Electric Products-Misc.......... 0.1
                     Satellite Telecom............... 0.1
                     E-Commerce/Products............. 0.1
                     Containers-Paper/Plastic........ 0.1
                     Transport-Equipment & Leasing... 0.1
                     Retail-Misc./Diversified........ 0.1
                     Building Products-Cement........ 0.1
                     Patient Monitoring Equipment.... 0.1
                     Multimedia...................... 0.1
                     Batteries/Battery Systems....... 0.1
                     Audio/Video Products............ 0.1
                     Poultry......................... 0.1
                     Security Services............... 0.1
                     Retail-Pawn Shops............... 0.1
                     Industrial Automated/Robotic.... 0.1
                     Research & Development.......... 0.1
                     Building-Heavy Construction..... 0.1
                     Food-Canned..................... 0.1
                     Web Hosting/Design.............. 0.1
                     Food-Retail..................... 0.1
                     Medical-Nursing Homes........... 0.1
                     Auction Houses/Art Dealers...... 0.1
                     Tobacco......................... 0.1
                     Medical Sterilization Products.. 0.1
                     Publishing-Newspapers........... 0.1
                     Telephone-Integrated............ 0.1
                     Retail-Building Products........ 0.1
                     Recreational Centers............ 0.1
                     Television...................... 0.1

               Real Estate Operations & Development.......   0.1%
               Agricultural Operations....................   0.1
               Storage/Warehousing........................   0.1
               Oil & Gas Drilling.........................   0.1
               Linen Supply & Related Items...............   0.1
               Diversified Minerals.......................   0.1
               Computers-Memory Devices...................   0.1
               Racetracks.................................   0.1
               Internet Connectivity Services.............   0.1
               Steel Pipe & Tube..........................   0.1
               Medical-Hospitals..........................   0.1
               Brewery....................................   0.1
               Metal-Aluminum.............................   0.1
               Retail-Sporting Goods......................   0.1
               Retirement/Aged Care.......................   0.1
               Firearms & Ammunition......................   0.1
               Insurance-Multi-line.......................   0.1
               Food-Flour & Grain.........................   0.1
               Electronic Design Automation...............   0.1
               Hotels/Motels..............................   0.1
               Retail-Office Supplies.....................   0.1
               Broadcast Services/Program.................   0.1
               Environmental Consulting & Engineering.....   0.1
               Diversified Operations/Commercial Services.   0.1
               Entertainment Software.....................   0.1
               Platinum...................................   0.1
               Machinery-Electrical.......................   0.1
               Machinery-Construction & Mining............   0.1
               Medical-Generic Drugs......................   0.1
               Diagnostic Kits............................   0.1
               Auto Repair Centers........................   0.1
               Veterinary Diagnostics.....................   0.1
               Identification Systems.....................   0.1
               Casino Hotels..............................   0.1
               Health Care Cost Containment...............   0.1
               Seismic Data Collection....................   0.1
               Rubber-Tires...............................   0.1
               Rubber/Plastic Products....................   0.1
               Disposable Medical Products................   0.1
               Building-Maintenance & Services............   0.1
               Machinery-Farming..........................   0.1
               Gambling (Non-Hotel).......................   0.1
                                                           -----
               Total Investments --.......................  99.2
               Other assets less liabilities..............   0.8
                                                           -----
               Net Assets --.............................. 100.0%
                                                           =====

--------
* Calculated as a percentage of net assets

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED)


                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 4)
         -------------------------------------------------------------
         COMMON STOCKS -- 96.3%
         ADVERTISING AGENCIES -- 0.0%
           MDC Partners, Inc., Class A................    626 $ 15,287
                                                              --------
         ADVERTISING SERVICES -- 0.6%
           Marchex, Inc., Class B..................... 30,297  280,247
           Marin Software, Inc.+......................    144    1,351
           Millennial Media, Inc.+....................    554    3,540
           Sizmek, Inc.+..............................    380    3,640
                                                              --------
                                                               288,778
                                                              --------
         AEROSPACE/DEFENSE -- 0.3%
           Aerovironment, Inc.+.......................    291    9,827
           Cubic Corp.................................    312   14,798
           Esterline Technologies Corp.+..............    491   53,529
           Kratos Defense & Security Solutions, Inc.+.    690    4,982
           National Presto Industries, Inc............     76    5,491
           Teledyne Technologies, Inc.+...............    587   54,509
                                                              --------
                                                               143,136
                                                              --------
         AEROSPACE/DEFENSE-EQUIPMENT -- 0.5%
           AAR Corp...................................    624   16,162
           Astronics Corp.+...........................    237   13,537
           Curtiss-Wright Corp........................    735   46,996
           Ducommun, Inc.+............................    167    4,053
           Erickson Air-Crane, Inc.+..................     59      933
           GenCorp, Inc.+.............................    950   16,682
           HEICO Corp.................................  1,042   57,644
           Innovative Solutions & Support, Inc.+......    198    1,333
           Kaman Corp.................................    425   17,837
           LMI Aerospace, Inc.+.......................    163    2,223
           Moog, Inc., Class A+.......................    712   46,600
           Orbital Sciences Corp.+....................    942   27,695
                                                              --------
                                                               251,695
                                                              --------
         AGRICULTURAL BIOTECH -- 0.0%
           Marrone Bio Innovations, Inc+..............     86    1,047
                                                              --------
         AGRICULTURAL CHEMICALS -- 0.0%
           Intrepid Potash, Inc.+.....................    859   14,001
           Rentech, Inc.+.............................  3,548    7,522
                                                              --------
                                                                21,523
                                                              --------
         AGRICULTURAL OPERATIONS -- 0.1%
           Alico, Inc.................................     45    1,572
           Andersons, Inc.............................    441   27,470
           Griffin Land & Nurseries, Inc..............     41    1,197
           Limoneira Co...............................    157    3,606
           Tejon Ranch Co.+...........................    216    6,698
                                                              --------
                                                                40,543
                                                              --------
         AIRLINES -- 0.3%
           Allegiant Travel Co........................    235   27,601
           Hawaiian Holdings, Inc.+...................    815   11,777
           JetBlue Airways Corp.+.....................  3,652   28,869
           Republic Airways Holdings, Inc.+...........    772    6,415
           SkyWest, Inc...............................    815    9,454
           Spirit Airlines, Inc.+.....................    947   53,827
                                                              --------
                                                               137,943
                                                              --------

                                                           VALUE
                     SECURITY DESCRIPTION          SHARES (NOTE 4)
             -----------------------------------------------------
             ALTERNATIVE WASTE TECHNOLOGY -- 0.1%
               Calgon Carbon Corp.+...............    850 $ 17,025
               Darling International, Inc.+.......  2,485   49,725
                                                          --------
                                                            66,750
                                                          --------
             APPAREL MANUFACTURERS -- 0.6%
               American Apparel, Inc.+............    910      588
               Columbia Sportswear Co.............    203   17,454
               G-III Apparel Group, Ltd.+.........    264   18,947
               Oxford Industries, Inc.............    211   13,928
               Quiksilver, Inc.+..................  2,082   13,367
               Superior Uniform Group, Inc........ 13,940  226,665
               Vince Holding Corp.+...............    181    4,979
                                                          --------
                                                           295,928
                                                          --------
             APPLIANCES -- 0.0%
               iRobot Corp.+......................    444   14,874
                                                          --------
             APPLICATIONS SOFTWARE -- 1.0%
               Actuate Corp.+.....................    743    4,183
               Callidus Software, Inc.+...........    634    6,052
               Cvent, Inc.+.......................    101    2,781
               Dealertrack Technologies, Inc.+....    683   31,206
               Demandware, Inc.+..................    290   14,393
               Ebix, Inc..........................    488    7,701
               Epiq Systems, Inc..................    494    6,318
               Imperva, Inc.+.....................    317    7,253
               inContact, Inc.+................... 29,328  241,956
               Infoblox, Inc.+....................    832   16,324
               Model N, Inc.+.....................    127    1,144
               PDF Solutions, Inc.+...............    395    7,414
               Progress Software Corp.+...........    815   17,490
               PTC, Inc.+.........................  1,879   66,460
               RealPage, Inc.+....................    731   12,975
               Tangoe, Inc.+......................    487    7,324
               Verint Systems, Inc.+..............    828   36,242
                                                          --------
                                                           487,216
                                                          --------
             ATHLETIC EQUIPMENT -- 0.0%
               Black Diamond, Inc.+...............    356    3,969
               Nautilus, Inc.+....................    487    4,057
                                                          --------
                                                             8,026
                                                          --------
             AUCTION HOUSE/ART DEALERS -- 0.1%
               Sotheby's..........................  1,072   45,088
                                                          --------
             AUDIO/VIDEO PRODUCTS -- 0.1%
               Daktronics, Inc....................    574    7,473
               DTS, Inc.+.........................    272    5,062
               Skullcandy, Inc.+..................    283    2,179
               TiVo, Inc.+........................  1,988   23,578
               Universal Electronics, Inc.+.......    250    9,337
               VOXX International Corp.+..........    293    3,443
                                                          --------
                                                            51,072
                                                          --------
             AUTO REPAIR CENTERS -- 0.1%
               Monro Muffler Brake, Inc...........    491   27,692
                                                          --------
             AUTO-TRUCK TRAILERS -- 0.0%
               Wabash National Corp.+.............  1,076   14,375
                                                          --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 4)
       -----------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- 1.7%
         Accuride Corp.+................................    629 $  3,548
         American Axle & Manufacturing Holdings, Inc.+..  1,056   18,638
         Dana Holding Corp..............................  2,480   52,502
         Federal-Mogul Corp.+...........................    310    5,338
         Fuel Systems Solutions, Inc.+..................    221    2,316
         Gentherm, Inc.+................................  8,213  298,542
         Meritor, Inc.+.................................  1,531   18,173
         Miller Industries, Inc.........................    176    3,409
         Modine Manufacturing Co.+......................    742   12,228
         Spartan Motors, Inc............................    536    2,846
         Superior Industries International, Inc.........    365    7,716
         Tenneco, Inc.+.................................    955   57,176
         Titan International, Inc.......................    841   14,726
         Tower International, Inc.+..................... 12,706  353,354
                                                                --------
                                                                 850,512
                                                                --------
       AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT -- 0.7%
         Commercial Vehicle Group, Inc.+................    376    3,651
         Dorman Products, Inc.+.........................    396   22,790
         Douglas Dynamics, Inc..........................    349    5,888
         Motorcar Parts of America, Inc.+............... 10,950  300,468
         Remy International, Inc........................    220    5,834
         Standard Motor Products, Inc...................    311   11,815
                                                                --------
                                                                 350,446
                                                                --------
       B2B/E-COMMERCE -- 0.0%
         Covisint Corp.+................................    116      819
         ePlus, Inc.+...................................     59    2,952
         Global Sources, Ltd.+..........................    297    2,640
         SPS Commerce, Inc.+............................    252   13,054
         TechTarget, Inc.+..............................    183    1,175
                                                                --------
                                                                  20,640
                                                                --------
       BANKS-COMMERCIAL -- 4.4%
         1st Source Corp................................    237    6,989
         1st United Bancorp, Inc........................    469    3,433
         Access National Corp...........................    115    1,696
         American National Bankshares, Inc..............    123    2,621
         Ameris Bancorp+................................    394    8,380
         Ames National Corp.............................    146    3,187
         Arrow Financial Corp...........................    167    4,180
         BancFirst Corp.................................    111    6,461
         Bancorp, Inc.+.................................    516    8,163
         BancorpSouth, Inc..............................  1,495   34,923
         Bank of Kentucky Financial Corp................     96    3,313
         Bank of Marin Bancorp..........................     92    4,178
         Bank of the Ozarks, Inc........................    488   29,231
         Banner Corp....................................    306   12,099
         Bar Harbor Bankshares..........................     62    2,330
         BBCN Bancorp, Inc..............................  1,240   19,108
         BNC Bancorp....................................    288    4,694
         Bridge Bancorp, Inc............................    176    4,280
         Bridge Capital Holdings+.......................    151    3,382
         Bryn Mawr Bank Corp............................ 10,912  297,679
         C&F Financial Corp.............................     51    1,594
         Camden National Corp...........................    120    4,580
         Capital Bank Financial Corp., Class A+.........    369    8,801
         Capital City Bank Group, Inc...................    196    2,724
         Cardinal Financial Corp........................    502    8,434

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 4)
             ------------------------------------------------------
             BANKS-COMMERCIAL (CONTINUED)
               Cascade Bancorp+....................    96  $   454
               Cass Information Systems, Inc.......   162    8,183
               Cathay General Bancorp.............. 1,239   29,240
               Center Bancorp, Inc.................   185    3,424
               Centerstate Banks, Inc..............   473    5,189
               Central Pacific Financial Corp......   343    6,438
               Century Bancorp, Inc., Class A......    53    1,776
               Chemical Financial Corp.............   463   12,996
               Chemung Financial Corp..............    57    1,630
               Citizens & Northern Corp............   194    3,636
               City Holding Co.....................   246   10,576
               CNB Financial Corp..................   226    3,734
               CoBiz Financial, Inc................   557    5,592
               Columbia Banking System, Inc........   801   19,881
               Community Bank System, Inc..........   628   23,355
               Community Trust Bancorp, Inc........   220    8,111
               CommunityOne Bancorp+...............   165    1,609
               ConnectOne Bancorp, Inc.+...........    27    1,296
               CU Bancorp+.........................   148    2,686
               Customers Bancorp, Inc.+............   314    6,917
               CVB Financial Corp.................. 1,442   20,851
               Eagle Bancorp, Inc.+................   350   11,687
               Enterprise Bancorp, Inc.............   114    2,082
               Enterprise Financial Services Corp..   303    5,415
               Farmers Capital Bank Corp.+.........   117    2,444
               Fidelity Southern Corp..............   230    3,038
               Financial Institutions, Inc.........   217    5,024
               First BanCorp+...................... 1,132    5,818
               First Bancorp.......................   309    5,318
               First Bancorp, Inc..................   150    2,390
               First Busey Corp.................... 1,138    6,259
               First Commonwealth Financial Corp... 1,538   13,211
               First Community Bancshares, Inc.....   266    3,939
               First Connecticut Bancorp, Inc......   267    4,232
               First Financial Bancorp.............   909   14,717
               First Financial Bankshares, Inc.....   495   29,230
               First Financial Corp................   176    5,634
               First Financial Holdings, Inc.......   377   21,666
               First Interstate Bancsystem, Inc....   275    6,845
               First Merchants Corp................   549   11,650
               First Midwest Bancorp, Inc.......... 1,179   19,300
               First NBC Bank Holding Co.+.........    65    2,022
               First of Long Island Corp...........   124    4,497
               First Security Group, Inc.+......... 1,046    1,987
               FirstMerit Corp..................... 2,603   50,472
               FNB Corp............................ 2,447   30,441
               Franklin Financial Corp.+...........   169    3,373
               German American Bancorp, Inc........   199    5,182
               Glacier Bancorp, Inc................ 1,131   29,021
               Great Southern Bancorp, Inc.........   162    4,645
               Guaranty Bancorp....................   231    2,908
               Hampton Roads Bankshares, Inc.+.....   530      880
               Hancock Holding Co.................. 1,333   44,962
               Hanmi Financial Corp................   496   10,550
               Heartland Financial USA, Inc........   233    5,662
               Heritage Commerce Corp..............   327    2,655
               Heritage Financial Corp.............   238    3,846
               Heritage Oaks Bancorp+..............   343    2,542

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 4)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            BANKS-COMMERCIAL (CONTINUED)
              Home BancShares, Inc..................    710 $ 22,514
              Horizon Bancorp.......................    137    2,739
              Hudson Valley Holding Corp............    258    4,737
              Iberiabank Corp.......................    466   29,311
              Independent Bank Corp.................    372   13,809
              International Bancshares Corp.........    838   19,240
              Intervest Bancshares Corp.............    281    2,127
              Lakeland Bancorp, Inc.................    561    5,857
              Lakeland Financial Corp...............    258    9,443
              LCNB Corp.............................    116    1,856
              Macatawa Bank Corp....................    373    1,817
              MainSource Financial Group, Inc.......    320    5,290
              MB Financial, Inc.....................    861   23,109
              Mercantile Bank Corp..................    137    2,673
              Merchants Bancshares, Inc.............     88    2,558
              Metro Bancorp, Inc.+..................    222    4,533
              Middleburg Financial Corp.............     84    1,456
              MidSouth Bancorp, Inc.................    129    2,157
              MidWestOne Financial Group, Inc.......    106    2,611
              National Bankshares, Inc..............    109    3,551
              National Penn Bancshares, Inc.........  1,838   17,957
              NBT Bancorp, Inc......................    688   15,583
              NewBridge Bancorp+....................    397    3,053
              Northrim BanCorp, Inc.................    102    2,447
              OFG Bancorp...........................    717   12,232
              Old National Bancorp..................  1,592   22,479
              OmniAmerican Bancorp, Inc.............    180    4,475
              Pacific Continental Corp..............    281    3,704
              PacWest Bancorp.......................  1,468   57,795
              Palmetto Bancshares, Inc.+............     70      946
              Park National Corp....................    181   13,126
              Park Sterling Corp....................    702    4,584
              Peapack Gladstone Financial Corp......    189    3,593
              Penns Woods Bancorp, Inc..............     76    3,344
              Peoples Bancorp, Inc..................    170    4,432
              Pinnacle Financial Partners, Inc......    550   19,014
              Preferred Bank+....................... 10,343  221,857
              PrivateBancorp, Inc...................  1,019   28,094
              Prosperity Bancshares, Inc............    947   55,873
              Renasant Corp.........................    480   13,066
              Republic Bancorp, Inc., Class A.......    152    3,650
              S&T Bancorp, Inc......................    467   10,862
              Sandy Spring Bancorp, Inc.............    392    9,428
              Seacoast Banking Corp. of Florida+....    261    2,767
              Sierra Bancorp........................    191    2,982
              Simmons First National Corp., Class A.    259    9,365
              Southside Bancshares, Inc.............    294    8,109
              Southwest Bancorp, Inc................    309    5,160
              State Bank Financial Corp.............    501    8,307
              Stock Yards Bancorp, Inc..............    219    6,456
              Suffolk Bancorp+......................    182    3,991
              Sun Bancorp, Inc.+....................    635    2,413
              Susquehanna Bancshares, Inc...........  2,929   30,344
              Talmer Bancorp, Inc., Class A+........    281    3,768
              Taylor Capital Group, Inc.+...........    271    5,770
              Texas Capital Bancshares, Inc.+.......    641   36,018
              Tompkins Financial Corp...............    227   10,701
              TowneBank.............................    413    6,373

                                                                VALUE
                    SECURITY DESCRIPTION               SHARES  (NOTE 4)
       -----------------------------------------------------------------
       BANKS-COMMERCIAL (CONTINUED)
         TriCo Bancshares.............................   252  $    6,111
         Tristate Capital Holdings, Inc.+.............   103       1,347
         TrustCo Bank Corp............................ 1,480       9,783
         Trustmark Corp............................... 1,055      24,128
         UMB Financial Corp...........................   560      32,878
         Umpqua Holdings Corp......................... 2,650      44,069
         Union Bankshares Corp........................   665      17,017
         United Bankshares, Inc....................... 1,021      29,864
         United Community Banks, Inc.+................   676      10,917
         Univest Corp. of Pennsylvania................   262       5,164
         VantageSouth Bancshares, Inc.+...............   189       1,160
         ViewPoint Financial Group, Inc...............   627      16,346
         Washington Banking Co........................   244       4,197
         Washington Trust Bancorp, Inc................   227       7,763
         Webster Financial Corp....................... 1,418      42,739
         WesBanco, Inc................................   407      12,308
         West Bancorporation, Inc.....................   225       3,265
         Westamerica Bancorporation...................   424      21,548
         Western Alliance Bancorp+.................... 1,163      26,830
         Wilshire Bancorp, Inc........................ 1,064      10,640
         Wintrust Financial Corp......................   675      30,253
         Yadkin Financial Corp.+......................   226       4,328
                                                              ----------
                                                               2,247,739
                                                              ----------
       BANKS-FIDUCIARY -- 0.0%
         Boston Private Financial Holdings, Inc....... 1,252      15,663
                                                              ----------
       BANKS-MORTGAGE -- 0.0%
         Walker & Dunlop, Inc.+.......................   259       4,061
                                                              ----------
       BANKS-SUPER REGIONAL -- 0.0%
         Independent Bank Group, Inc..................    60       2,953
                                                              ----------
       BATTERIES/BATTERY SYSTEMS -- 0.1%
         EnerSys, Inc.................................   756      51,090
                                                              ----------
       BEVERAGES-NON-ALCOHOLIC -- 0.0%
         Coca-Cola Bottling Co. Consolidated..........    73       6,003
         National Beverage Corp.+.....................   178       3,432
                                                              ----------
                                                                   9,435
                                                              ----------
       BICYCLE MANUFACTURING -- 0.0%
         Fox Factory Holding Corp.+...................   155       2,633
                                                              ----------
       BREWERY -- 0.1%
         Boston Beer Co., Inc., Class A+..............   129      31,739
         Craft Brew Alliance, Inc.+...................   166       2,485
                                                              ----------
                                                                  34,224
                                                              ----------
       BROADCAST SERVICES/PROGRAM -- 0.1%
         Crown Media Holdings, Inc., Class A+.........   544       1,948
         Hemisphere Media Group, Inc.+................   135       1,633
         Nexstar Broadcasting Group, Inc., Class A....   461      18,371
         World Wrestling Entertainment, Inc., Class A.   452       8,814
                                                              ----------
                                                                  30,766
                                                              ----------
       BUILDING & CONSTRUCTION PRODUCTS-MISC. -- 0.8%
         Builders FirstSource, Inc.+..................   702       5,511
         Drew Industries, Inc.........................   360      18,115
         Gibraltar Industries, Inc.+..................   482       8,233
         Louisiana-Pacific Corp.+..................... 2,189      35,878
         NCI Building Systems, Inc.+..................   325       5,083

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 4)
      -------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      BUILDING & CONSTRUCTION PRODUCTS-MISC. (CONTINUED)
        Nortek, Inc.+....................................    141 $ 11,585
        Patrick Industries, Inc.+........................    105    4,207
        Ply Gem Holdings, Inc.+..........................    248    3,162
        Quanex Building Products Corp....................    582   10,965
        Simpson Manufacturing Co., Inc...................    637   20,887
        Stock Building Supply Holdings, Inc.+............ 12,086  209,209
        Trex Co., Inc.+..................................    270   21,200
        USG Corp.+.......................................  1,204   35,951
                                                                 --------
                                                                  389,986
                                                                 --------
      BUILDING & CONSTRUCTION-MISC. -- 0.2%
        Aegion Corp.+....................................    614   15,651
        Dycom Industries, Inc.+..........................    519   16,296
        Layne Christensen Co.+...........................    311    5,418
        MasTec, Inc.+....................................    933   36,928
        MYR Group, Inc.+.................................    330    7,742
                                                                 --------
                                                                   82,035
                                                                 --------
      BUILDING PRODUCTS-AIR & HEATING -- 0.6%
        AAON, Inc........................................    441   12,502
        Comfort Systems USA, Inc......................... 20,664  309,960
                                                                 --------
                                                                  322,462
                                                                 --------
      BUILDING PRODUCTS-CEMENT -- 0.1%
        Continental Building Products, Inc.+.............    213    3,621
        Headwaters, Inc.+................................  1,148   14,327
        Texas Industries, Inc.+..........................    342   29,651
        US Concrete, Inc.+...............................    222    5,466
                                                                 --------
                                                                   53,065
                                                                 --------
      BUILDING PRODUCTS-DOORS & WINDOWS -- 0.4%
        Apogee Enterprises, Inc..........................    451   14,329
        Griffon Corp.....................................    641    6,820
        PGT, Inc.+....................................... 19,335  192,383
                                                                 --------
                                                                  213,532
                                                                 --------
      BUILDING PRODUCTS-LIGHT FIXTURES -- 0.0%
        LSI Industries, Inc..............................    339    2,580
                                                                 --------
      BUILDING PRODUCTS-WOOD -- 0.0%
        Boise Cascade Co.+...............................    193    4,829
        Universal Forest Products, Inc...................    312   15,753
                                                                 --------
                                                                   20,582
                                                                 --------
      BUILDING-HEAVY CONSTRUCTION -- 0.1%
        Granite Construction, Inc........................    610   22,802
        Orion Marine Group, Inc.+........................    428    5,020
        Sterling Construction Co., Inc.+.................    261    2,005
        Tutor Perini Corp.+..............................    582   17,227
                                                                 --------
                                                                   47,054
                                                                 --------
      BUILDING-MAINTENANCE & SERVICES -- 0.1%
        ABM Industries, Inc..............................    858   23,243
        Swisher Hygiene, Inc.+...........................  1,787      718
                                                                 --------
                                                                   23,961
                                                                 --------
      BUILDING-MOBILE HOME/MANUFACTURED HOUSING -- 1.1%
        Cavco Industries, Inc.+..........................  3,689  287,557
        Winnebago Industries, Inc.+...................... 11,661  278,698
                                                                 --------
                                                                  566,255
                                                                 --------

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 4)
            --------------------------------------------------------
            BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
              Beazer Homes USA, Inc.+...............    394 $  7,470
              Hovnanian Enterprises, Inc., Class A+.  1,777    7,926
              Installed Building Products, Inc.+....    135    1,878
              KB Home...............................  1,312   21,661
              LGI Homes, Inc.+......................    151    2,223
              M/I Homes, Inc.+......................    380    8,463
              MDC Holdings, Inc.....................    614   16,946
              Meritage Homes Corp.+.................    609   23,495
              New Home Co., Inc.+...................    141    1,939
              Ryland Group, Inc.....................    724   27,794
              Standard Pacific Corp.+...............  2,328   18,601
              TRI Pointe Homes, Inc.+...............    232    3,728
              UCP, Inc., Class A+...................    122    1,726
              WCI Communities, Inc.+................    107    2,051
              William Lyon Homes, Class A+..........    216    5,638
                                                            --------
                                                             151,539
                                                            --------
            CAPACITORS -- 0.0%
              Kemet Corp.+..........................    706    3,537
                                                            --------
            CASINO HOTELS -- 0.1%
              Boyd Gaming Corp.+....................  1,091   12,896
              Caesars Entertainment Corp.+..........    634   11,710
              Monarch Casino & Resort, Inc.+........    135    2,165
                                                            --------
                                                              26,771
                                                            --------
            CASINO SERVICES -- 0.0%
              Multimedia Games Holding Co., Inc.+...    453   13,228
              Scientific Games Corp., Class A+......    750    8,985
                                                            --------
                                                              22,213
                                                            --------
            CELLULAR TELECOM -- 0.0%
              Comverse, Inc.+.......................    349    8,704
              Leap Wireless CVR+(1).................    881        0
              NII Holdings, Inc.+...................  2,702    2,323
              NTELOS Holdings Corp..................    240    3,310
              Vringo, Inc.+.........................  1,053    4,307
                                                            --------
                                                              18,644
                                                            --------
            CHEMICALS-DIVERSIFIED -- 0.8%
              Aceto Corp............................ 12,410  271,531
              Axiall Corp...........................  1,096   51,074
              Chemtura Corp.+.......................  1,544   34,431
              Innophos Holdings, Inc................    345   19,472
              Innospec, Inc.........................    369   15,889
              Olin Corp.............................  1,261   35,434
                                                            --------
                                                             427,831
                                                            --------
            CHEMICALS-OTHER -- 0.0%
              American Vanguard Corp................    450    8,015
              Taminco Corp.+........................    248    4,982
                                                            --------
                                                              12,997
                                                            --------
            CHEMICALS-PLASTICS -- 0.2%
              A. Schulman, Inc......................    462   16,595
              Landec Corp.+.........................    407    4,827
              PolyOne Corp..........................  1,561   58,491
                                                            --------
                                                              79,913
                                                            --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                           VALUE
                     SECURITY DESCRIPTION          SHARES (NOTE 4)
             -----------------------------------------------------
             COMMON STOCKS (CONTINUED)
             CHEMICALS-SPECIALTY -- 0.5%
               Balchem Corp.......................    466 $ 28,869
               Ferro Corp.+.......................  1,138   14,771
               H.B. Fuller Co.....................    790   36,601
               Hawkins, Inc.......................    148    5,358
               KMG Chemicals, Inc.................    129    2,014
               Kraton Performance Polymers, Inc.+.    511   13,311
               Minerals Technologies, Inc.........    548   32,600
               Oil-Dri Corp. of America...........     76    2,547
               OM Group, Inc......................    502   14,703
               OMNOVA Solutions, Inc.+............    739    6,740
               Penford Corp.+.....................    151    1,903
               Quaker Chemical Corp...............    206   15,332
               Sensient Technologies Corp.........    786   42,483
               Stepan Co..........................    296   17,118
               Zep, Inc...........................    356    6,155
                                                          --------
                                                           240,505
                                                          --------
             CIRCUIT BOARDS -- 0.0%
               Multi-Fineline Electronix, Inc.+...    138    1,708
               Park Electrochemical Corp..........    327    8,718
               TTM Technologies, Inc.+............    831    6,557
                                                          --------
                                                            16,983
                                                          --------
             COAL -- 0.2%
               Alpha Natural Resources, Inc.+.....  3,468   14,912
               Arch Coal, Inc.....................  3,334   15,270
               Cloud Peak Energy, Inc.+...........    955   18,804
               Hallador Energy Co.................    136    1,246
               SunCoke Energy, Inc.+..............  1,099   22,936
               Walter Energy, Inc.................    983    7,077
               Westmoreland Coal Co.+.............    185    5,478
                                                          --------
                                                            85,723
                                                          --------
             COFFEE -- 0.5%
               Farmer Bros. Co.+.................. 12,303  242,492
                                                          --------
             COMMERCIAL SERVICES -- 1.1%
               Acacia Research Corp...............    773   12,399
               Convergys Corp.....................  1,650   35,541
               CoStar Group, Inc.+................    448   72,079
               ExlService Holdings, Inc.+.........    512   14,487
               Healthcare Services Group, Inc.....  1,075   31,282
               HMS Holdings Corp.+................  1,378   22,282
               Intersections, Inc.................    149      837
               Live Nation Entertainment, Inc.+...  2,210   46,145
               Medifast, Inc.+....................    206    6,520
               National Research Corp., Class A+..    154    2,427
               Perceptron, Inc.................... 18,541  218,784
               Performant Financial Corp.+........    351    3,057
               PHH Corp.+.........................    897   21,322
               Providence Service Corp.+..........    167    6,782
               RPX Corp.+.........................    509    8,337
               ServiceSource International, Inc.+.    959    5,984
               SFX Entertainment, Inc.+...........    314    2,060
               SP Plus Corp.+.....................    242    5,910
               Steiner Leisure, Ltd.+.............    230    9,929
               Team, Inc.+........................    323   13,853
               TeleTech Holdings, Inc.+...........    313    7,553
                                                          --------
                                                           547,570
                                                          --------

                                                           VALUE
                     SECURITY DESCRIPTION          SHARES (NOTE 4)
             -----------------------------------------------------
             COMMERCIAL SERVICES-FINANCE -- 0.4%
               Cardtronics, Inc.+.................    705 $ 23,603
               CBIZ, Inc.+........................    561    4,808
               Euronet Worldwide, Inc.+...........    783   36,010
               EVERTEC, Inc.......................    463   10,899
               Global Cash Access Holdings, Inc.+.  1,040    6,864
               Green Dot Corp., Class A+..........    405    7,035
               Heartland Payment Systems, Inc.....    571   23,377
               JTH Holding, Inc.+.................     72    1,958
               MoneyGram International, Inc.+.....    336    4,435
               PRGX Global, Inc.+.................    453    2,913
               Tree.com, Inc.+....................    101    2,937
               WEX, Inc.+.........................    609   58,446
               Xoom Corp.+........................    128    2,856
                                                          --------
                                                           186,141
                                                          --------
             COMMUNICATIONS SOFTWARE -- 0.0%
               Audience, Inc.+....................    160    1,840
               Digi International, Inc.+..........    406    3,597
               Jive Software, Inc.+...............    656    4,907
               Seachange International, Inc.+.....    514    4,816
                                                          --------
                                                            15,160
                                                          --------
             COMPUTER AIDED DESIGN -- 0.1%
               Aspen Technology, Inc.+............  1,472   63,281
                                                          --------
             COMPUTER DATA SECURITY -- 0.0%
               Qualys, Inc.+......................    234    4,514
               Varonis Systems, Inc.+.............     83    2,097
                                                          --------
                                                             6,611
                                                          --------
             COMPUTER GRAPHICS -- 0.0%
               Monotype Imaging Holdings, Inc.....    600   15,846
                                                          --------
             COMPUTER SERVICES -- 0.7%
               Acorn Energy, Inc..................    348      807
               CACI International, Inc., Class A+.    362   25,213
               Carbonite, Inc.+...................    190    1,879
               CIBER, Inc.+.......................  1,172    5,063
               Computer Task Group, Inc...........    243    3,842
               EPAM Systems, Inc.+................    343   10,678
               FleetMatics Group PLC+.............    273    8,198
               iGATE Corp.+.......................    547   20,020
               Insight Enterprises, Inc.+.........    684   17,866
               j2 Global, Inc.....................    721   33,426
               KEYW Holding Corp.+................    501    6,438
               LivePerson, Inc.+..................    865    8,564
               Luxoft Holding, Inc.+..............     74    1,997
               Manhattan Associates, Inc.+........  1,223   38,561
               NetSol Technologies, Inc.+......... 31,050  133,515
               Sykes Enterprises, Inc.+...........    617   12,210
               Syntel, Inc.+......................    242   19,438
               Unisys Corp.+......................    803   19,569
               Virtusa Corp.+.....................    357   11,770
                                                          --------
                                                           379,054
                                                          --------
             COMPUTER SOFTWARE -- 0.6%
               AVG Technologies NV+...............    376    7,042
               Blackbaud, Inc.....................    717   21,833
               Cornerstone OnDemand, Inc.+........    634   23,306
               Envestnet, Inc.+...................    373   13,745

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 4)
            --------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            COMPUTER SOFTWARE (CONTINUED)
              Guidance Software, Inc.+..............    264 $  2,431
              Planet Payment, Inc.+.................    668    1,757
              Simulations Plus, Inc................. 36,540  221,067
              SS&C Technologies Holdings, Inc.+.....    915   35,612
                                                            --------
                                                             326,793
                                                            --------
            COMPUTERS -- 0.0%
              Silicon Graphics International Corp.+.    531    6,414
                                                            --------
            COMPUTERS-INTEGRATED SYSTEMS -- 0.2%
              Agilysys, Inc.+.......................    223    2,796
              Cray, Inc.+...........................    622   17,858
              Maxwell Technologies, Inc.+...........    458    6,897
              Mercury Systems, Inc.+................    508    7,092
              MTS Systems Corp......................    248   15,989
              Netscout Systems, Inc.+...............    569   22,168
              Radisys Corp.+........................    446    1,427
              Silver Spring Networks, Inc.+.........     93    1,393
              Super Micro Computer, Inc.+...........    500   10,180
                                                            --------
                                                              85,800
                                                            --------
            COMPUTERS-MEMORY DEVICES -- 0.1%
              Datalink Corp.+.......................    301    3,865
              Fusion-io, Inc.+......................  1,282   11,063
              Hutchinson Technology, Inc.+..........    368    1,023
              Imation Corp.+........................    533    2,302
              Quantum Corp.+........................  3,334    3,601
              Spansion, Inc., Class A+..............    743   13,248
              Violin Memory, Inc.+..................    293    1,055
                                                            --------
                                                              36,157
                                                            --------
            COMPUTERS-PERIPHERY EQUIPMENT -- 0.1%
              Electronics for Imaging, Inc.+........    729   27,549
              Immersion Corp.+......................    438    4,967
              Mitek Systems, Inc.+..................    392    1,278
              Synaptics, Inc.+......................    510   31,696
              Uni-Pixel, Inc.+......................    159      870
                                                            --------
                                                              66,360
                                                            --------
            COMPUTERS-VOICE RECOGNITION -- 0.0%
              Vocera Communications, Inc.+..........    331    5,048
                                                            --------
            CONSULTING SERVICES -- 1.6%
              Advisory Board Co.+...................    558   31,951
              Corporate Executive Board Co..........    528   36,442
              CRA International, Inc.+..............    160    3,483
              Forrester Research, Inc...............    197    6,980
              Franklin Covey Co.+................... 16,003  324,381
              FTI Consulting, Inc.+.................    633   21,712
              Hackett Group, Inc....................    408    2,448
              Huron Consulting Group, Inc.+.........    366   26,059
              ICF International, Inc.+..............    310   12,081
              Information Services Group, Inc.+..... 53,872  266,666
              MAXIMUS, Inc..........................  1,073   45,678
              Navigant Consulting, Inc.+............    792   13,305
              Pendrell Corp.+.......................  2,544    4,198
                                                            --------
                                                             795,384
                                                            --------
            CONSUMER PRODUCTS-MISC. -- 0.8%
              Blyth, Inc............................    146    1,368
              Central Garden and Pet Co., Class A+..    657    5,433

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 4)
            --------------------------------------------------------
            CONSUMER PRODUCTS-MISC. (CONTINUED)
              CSS Industries, Inc...................    133 $  3,188
              Helen of Troy, Ltd.+..................    501   31,413
              Spectrum Brands Holdings, Inc.........    338   25,969
              Tumi Holdings, Inc.+..................    752   15,356
              WD-40 Co..............................  4,303  313,430
                                                            --------
                                                             396,157
                                                            --------
            CONTAINERS-PAPER/PLASTIC -- 0.1%
              AEP Industries, Inc.+.................     69    2,458
              Berry Plastics Group, Inc.+...........    870   19,566
              Graphic Packaging Holding Co.+........  3,081   31,611
              UFP Technologies, Inc.+...............     88    2,232
                                                            --------
                                                              55,867
                                                            --------
            COSMETICS & TOILETRIES -- 0.7%
              Elizabeth Arden, Inc.+................    403   14,806
              Inter Parfums, Inc....................    258    9,440
              Revlon, Inc., Class A+................ 10,698  322,438
                                                            --------
                                                             346,684
                                                            --------
            DATA PROCESSING/MANAGEMENT -- 0.3%
              Acxiom Corp.+.........................  1,161   32,787
              CommVault Systems, Inc.+..............    730   35,332
              CSG Systems International, Inc........    532   14,023
              Fair Isaac Corp.......................    563   32,204
              Pegasystems, Inc......................    546    9,047
              Schawk, Inc...........................    212    4,240
                                                            --------
                                                             127,633
                                                            --------
            DECISION SUPPORT SOFTWARE -- 0.0%
              Interactive Intelligence Group, Inc.+.    243   15,204
              QAD, Inc..............................     92    1,753
                                                            --------
                                                              16,957
                                                            --------
            DENTAL SUPPLIES & EQUIPMENT -- 0.1%
              Align Technology, Inc.+...............  1,149   57,898
                                                            --------
            DIAGNOSTIC EQUIPMENT -- 0.6%
              Accelerate Diagnostics, Inc.+.........    174    3,207
              Affymetrix, Inc.+.....................  1,117    8,299
              Cepheid, Inc.+........................  1,054   45,828
              GenMark Diagnostics, Inc.+............    563    5,039
              MGC Diagnostics Corp.+................ 22,294  245,234
              Oxford Immunotec Global PLC+..........     97    1,736
              TearLab Corp.+........................    456    1,970
                                                            --------
                                                             311,313
                                                            --------
            DIAGNOSTIC KITS -- 0.1%
              Meridian Bioscience, Inc..............    651   13,000
              OraSure Technologies, Inc.+...........    872    5,712
              Quidel Corp.+.........................    441    9,459
                                                            --------
                                                              28,171
                                                            --------
            DIRECT MARKETING -- 0.0%
              Harte-Hanks, Inc......................    675    5,427
              ValueVision Media, Inc., Class A+.....    617    2,888
                                                            --------
                                                               8,315
                                                            --------
            DISPOSABLE MEDICAL PRODUCTS -- 0.1%
              ICU Medical, Inc.+....................    203   11,323
              Medical Action Industries, Inc.+......    228    1,462

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 4)
         -------------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         DISPOSABLE MEDICAL PRODUCTS (CONTINUED)
           Merit Medical Systems, Inc.+...............    668 $  8,597
           Utah Medical Products, Inc.................     52    2,641
                                                              --------
                                                                24,023
                                                              --------
         DISTRIBUTION/WHOLESALE -- 0.5%
           Beacon Roofing Supply, Inc.+...............    765   27,219
           BlueLinx Holdings, Inc.+...................    531      696
           Core-Mark Holding Co., Inc.................    180   14,497
           Houston Wire & Cable Co....................    281    3,501
           MWI Veterinary Supply, Inc.+...............    201   31,485
           Owens & Minor, Inc.........................    995   33,372
           Pool Corp..................................    732   43,203
           Rentrak Corp.+.............................    164    9,346
           ScanSource, Inc.+..........................    438   16,823
           Speed Commerce, Inc.+......................    707    2,333
           Titan Machinery, Inc.+.....................    270    4,763
           United Stationers, Inc.....................    637   23,907
           Watsco, Inc................................    403   41,473
                                                              --------
                                                               252,618
                                                              --------
         DIVERSIFIED FINANCIAL SERVICES -- 0.0%
           DFC Global Corp.+..........................    636    5,927
           Ladder Capital Corp., Class A+.............    239    4,276
                                                              --------
                                                                10,203
                                                              --------
         DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
           Actuant Corp., Class A.....................  1,149   38,905
           AZZ, Inc...................................    400   17,368
           Barnes Group, Inc..........................    844   32,511
           Blount International, Inc.+................    773    8,634
           Chase Corp.................................    101    3,145
           EnPro Industries, Inc.+....................    328   23,357
           Fabrinet+..................................    445    9,612
           Federal Signal Corp........................    981   14,892
           GP Strategies Corp.+.......................    231    6,071
           Handy & Harman, Ltd.+......................     86    1,944
           Koppers Holdings, Inc......................    325   13,878
           LSB Industries, Inc.+......................    300   11,457
           Lydall, Inc.+..............................    268    6,274
           NL Industries, Inc.........................    106    1,063
           Park-Ohio Holdings Corp....................    136    7,941
           Raven Industries, Inc......................    571   17,644
           Standex International Corp.................    199   11,815
           Tredegar Corp..............................    387    8,053
                                                              --------
                                                               234,564
                                                              --------
         DIVERSIFIED MINERALS -- 0.1%
           AMCOL International Corp...................    437   20,037
           General Moly, Inc.+........................    902      992
           United States Lime & Minerals, Inc.........     31    1,676
           US Silica Holdings, Inc....................    337   15,222
                                                              --------
                                                                37,927
                                                              --------
         DIVERSIFIED OPERATIONS -- 0.4%
           Harbinger Group, Inc.+.....................    519    6,052
           Horizon Pharma, Inc.+...................... 14,443  204,802
           Resource America, Inc., Class A............    191    1,625
                                                              --------
                                                               212,479
                                                              --------

                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 4)
      -------------------------------------------------------------------
      DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.1%
        Chemed Corp......................................    277 $ 23,066
        Viad Corp........................................    319    7,353
                                                                 --------
                                                                   30,419
                                                                 --------
      DRUG DELIVERY SYSTEMS -- 1.0%
        Antares Pharma, Inc.+............................ 70,031  194,686
        BioDelivery Sciences International, Inc.+........    585    5,212
        Depomed, Inc.+................................... 18,757  262,786
        Nektar Therapeutics+.............................  1,963   23,105
        Revance Therapeutics, Inc.+......................    108    3,702
                                                                 --------
                                                                  489,491
                                                                 --------
      E-COMMERCE/PRODUCTS -- 0.1%
        1-800-FLOWERS.COM, Inc., Class A+................    405    2,207
        Blue Nile, Inc.+.................................    195    6,772
        Chegg, Inc.+.....................................    236    1,244
        FTD Cos., Inc.+..................................    291    8,829
        Net Element, Inc.+...............................     35       78
        Overstock.com, Inc.+.............................    176    2,820
        Shutterfly, Inc.+................................    596   24,394
        Stamps.com, Inc.+................................    216    7,498
        Vitacost.com, Inc.+..............................    345    2,301
                                                                 --------
                                                                   56,143
                                                                 --------
      E-COMMERCE/SERVICES -- 0.2%
        Angie's List, Inc.+..............................    663    7,499
        ChannelAdvisor Corp.+............................    100    2,624
        Move, Inc.+......................................    626    6,692
        OpenTable, Inc.+.................................    358   24,043
        Orbitz Worldwide, Inc.+..........................    377    2,771
        RetailMeNot, Inc.+...............................    156    4,650
        Spark Networks, Inc.+............................    276    1,250
        United Online, Inc...............................    208    2,465
        Zillow, Inc., Class A+...........................    366   39,784
                                                                 --------
                                                                   91,778
                                                                 --------
      E-MARKETING/INFO -- 0.1%
        comScore, Inc.+..................................    561   17,576
        Constant Contact, Inc.+..........................    482   12,465
        Conversant, Inc.+................................  1,049   25,638
        Liquidity Services, Inc.+........................    390    6,727
        Marketo, Inc.+...................................    119    3,230
        QuinStreet, Inc.+................................    492    3,001
        ReachLocal, Inc.+................................    163    1,630
        YuMe, Inc.+......................................     83      555
                                                                 --------
                                                                   70,822
                                                                 --------
      E-SERVICES/CONSULTING -- 0.6%
        Perficient, Inc.+................................ 16,516  301,747
        Sapient Corp.+...................................  1,733   28,196
                                                                 --------
                                                                  329,943
                                                                 --------
      EDUCATIONAL SOFTWARE -- 0.0%
        Rosetta Stone, Inc.+.............................    182    2,168
                                                                 --------
      ELECTRIC PRODUCTS-MISC. -- 0.1%
        GrafTech International, Ltd.+....................  1,835   20,570
        Graham Corp......................................    157    4,685
        Littelfuse, Inc..................................    347   31,421
                                                                 --------
                                                                   56,676
                                                                 --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 4)
         -------------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         ELECTRIC-DISTRIBUTION -- 0.0%
           EnerNOC, Inc.+.............................    412 $  9,723
           Genie Energy, Ltd.+........................    203    1,644
                                                              --------
                                                                11,367
                                                              --------
         ELECTRIC-GENERATION -- 0.0%
           Atlantic Power Corp........................  1,882    5,590
                                                              --------
         ELECTRIC-INTEGRATED -- 0.9%
           ALLETE, Inc................................    627   32,454
           Ameresco, Inc., Class A+...................    307    1,968
           Avista Corp................................    941   30,253
           Black Hills Corp...........................    698   40,310
           Cleco Corp.................................    949   49,870
           El Paso Electric Co........................    632   23,902
           Empire District Electric Co................    670   16,294
           IDACORP, Inc...............................    789   44,294
           MGE Energy, Inc............................    545   20,830
           NorthWestern Corp..........................    595   28,786
           Otter Tail Corp............................    570   16,701
           Pike Corp.+................................    407    3,907
           PNM Resources, Inc.........................  1,251   34,628
           Portland General Electric Co...............  1,189   39,796
           UIL Holdings Corp..........................    887   32,580
           Unitil Corp................................    217    7,204
           UNS Energy Corp............................    651   39,099
                                                              --------
                                                               462,876
                                                              --------
         ELECTRONIC COMPONENTS-MISC. -- 0.3%
           Bel Fuse, Inc., Class B....................    155    3,373
           Benchmark Electronics, Inc.+...............    854   19,796
           CTS Corp...................................    526    9,357
           GSI Group, Inc.+...........................    477    5,791
           InvenSense, Inc.+..........................    892   19,205
           Methode Electronics, Inc...................    582   16,145
           NVE Corp.+.................................     76    3,991
           OSI Systems, Inc.+.........................    313   17,468
           Plexus Corp.+..............................    536   22,469
           Rogers Corp.+..............................    285   17,106
           Sanmina Corp.+.............................  1,300   26,325
           Sparton Corp.+.............................    161    4,373
           Stoneridge, Inc.+..........................    447    4,778
           Viasystems Group, Inc.+....................     57      685
           Vishay Precision Group, Inc.+..............    194    3,148
           Zagg, Inc.+................................    483    2,101
                                                              --------
                                                               176,111
                                                              --------
         ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.6%
           Alpha & Omega Semiconductor, Ltd.+.........    273    1,966
           Ambarella, Inc.+...........................  4,611  114,583
           Amkor Technology, Inc.+....................  1,102    8,761
           Applied Micro Circuits Corp.+..............  1,148   11,147
           Cavium, Inc.+..............................    806   34,150
           Ceva, Inc.+................................    348    5,648
           Diodes, Inc.+..............................    564   14,873
           DSP Group, Inc.+...........................    311    2,476
           Entropic Communications, Inc.+.............  1,407    5,192
           GSI Technology, Inc.+......................    322    2,045
           GT Advanced Technologies, Inc.+............  2,108   35,014
           Inphi Corp.+............................... 17,952  265,510

                                                                 VALUE
                    SECURITY DESCRIPTION                SHARES  (NOTE 4)
      -------------------------------------------------------------------
      ELECTRONIC COMPONENTS-SEMICONDUCTORS (CONTINUED)
        Integrated Silicon Solution, Inc.+............. 17,308 $  250,274
        International Rectifier Corp.+.................  1,091     28,410
        Intersil Corp., Class A........................  1,998     24,655
        IXYS Corp...................................... 23,650    255,183
        Kopin Corp.+...................................  1,042      3,397
        Lattice Semiconductor Corp.+...................  1,816     15,291
        Microsemi Corp.+...............................  1,459     34,316
        Monolithic Power Systems, Inc.+................    608     22,557
        MoSys, Inc.+...................................    739      2,889
        OmniVision Technologies, Inc.+.................    848     16,561
        Peregrine Semiconductor Corp.+.................    415      2,228
        PLX Technology, Inc.+..........................    716      4,153
        PMC-Sierra, Inc.+..............................  3,205     21,922
        QLogic Corp.+..................................  1,399     16,200
        Rambus, Inc.+..................................  1,753     21,194
        Richardson Electronics, Ltd....................    179      1,794
        Rubicon Technology, Inc.+......................    333      3,373
        Semtech Corp.+.................................  1,058     25,371
        Silicon Image, Inc.+...........................  1,212      6,799
        SunEdison, Inc.+...............................  4,185     80,477
                                                               ----------
                                                                1,338,409
                                                               ----------
      ELECTRONIC DESIGN AUTOMATION -- 0.1%
        Mentor Graphics Corp...........................  1,498     31,009
                                                               ----------
      ELECTRONIC FORMS -- 0.3%
        Datawatch Corp.+............................... 10,020    135,571
                                                               ----------
      ELECTRONIC MEASUREMENT INSTRUMENTS -- 0.2%
        Analogic Corp..................................    192     14,415
        Badger Meter, Inc..............................    226     11,198
        ESCO Technologies, Inc.........................    415     13,869
        FARO Technologies, Inc.+.......................    268     10,693
        Itron, Inc.+...................................    621     23,598
        Measurement Specialties, Inc.+.................    242     15,573
        Mesa Laboratories, Inc.........................     42      3,600
        Zygo Corp.+....................................    261      5,022
                                                               ----------
                                                                   97,968
                                                               ----------
      ELECTRONIC SECURITY DEVICES -- 0.5%
        American Science & Engineering, Inc............    128      8,602
        Taser International, Inc.+..................... 14,614    236,016
                                                               ----------
                                                                  244,618
                                                               ----------
      ELECTRONICS-MILITARY -- 0.0%
        API Technologies Corp.+........................    507      1,156
        M/A-COM Technology Solutions Holdings, Inc.+...    166      2,907
                                                               ----------
                                                                    4,063
                                                               ----------
      ENERGY-ALTERNATE SOURCES -- 0.1%
        Amyris, Inc.+..................................    412      1,450
        Clean Energy Fuels Corp.+......................  1,070      9,470
        Enphase Energy, Inc.+..........................    251      1,895
        FuelCell Energy, Inc.+.........................  3,110      7,060
        FutureFuel Corp................................    341      6,844
        Green Plains Renewable Energy, Inc.............    397     11,870
        KiOR, Inc., Class A+...........................    689        420
        Pattern Energy Group, Inc......................    289      7,745
        Renewable Energy Group, Inc.+..................    332      3,908
        REX American Resources Corp.+..................     86      5,621
        Solazyme, Inc.+................................    751      8,081
                                                               ----------
                                                                   64,364
                                                               ----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 4)
        ---------------------------------------------------------------
        COMMON STOCKS (CONTINUED)
        ENGINEERING/R&D SERVICES -- 0.2%
          Argan, Inc...................................    219 $  5,863
          EMCOR Group, Inc.............................  1,054   48,473
          Engility Holdings, Inc.+.....................    270   11,783
          Exponent, Inc................................    207   14,577
          Mistras Group, Inc.+.........................    250    5,677
          VSE Corp.....................................     65    4,061
                                                               --------
                                                                 90,434
                                                               --------
        ENGINES-INTERNAL COMBUSTION -- 0.0%
          Briggs & Stratton Corp.......................    757   16,177
          Power Solutions International, Inc.+.........     34    2,814
                                                               --------
                                                                 18,991
                                                               --------
        ENTERPRISE SOFTWARE/SERVICE -- 1.8%
          Advent Software, Inc.........................    513   14,785
          American Software, Inc., Class A............. 26,547  255,913
          Benefitfocus, Inc.+..........................     80    2,592
          Digital River, Inc.+.........................    525    8,027
          E2open, Inc.+................................    258    4,456
          Guidewire Software, Inc.+....................    766   28,924
          ICG Group, Inc.+.............................    597   12,167
          ManTech International Corp., Class A.........    374   11,156
          MedAssets, Inc.+.............................    957   21,848
          MicroStrategy, Inc., Class A+................    142   17,243
          Omnicell, Inc.+..............................    571   15,120
          Proofpoint, Inc.+............................    361    9,184
          PROS Holdings, Inc.+.........................    353    9,672
          Qlik Technologies, Inc.+.....................  1,367   30,047
          Rally Software Development Corp.+............    108    1,413
          Sapiens International Corp. NV+..............    307    2,416
          SciQuest, Inc.+.............................. 14,271  342,218
          SYNNEX Corp.+................................    415   27,963
          Tyler Technologies, Inc.+....................    495   40,417
          Ultimate Software Group, Inc.+...............    434   51,919
                                                               --------
                                                                907,480
                                                               --------
        ENTERTAINMENT SOFTWARE -- 0.1%
          Glu Mobile, Inc.+............................  1,007    4,028
          Take-Two Interactive Software, Inc.+.........  1,272   25,923
                                                               --------
                                                                 29,951
                                                               --------
        ENVIRONMENTAL CONSULTING & ENGINEERING -- 0.1%
          Tetra Tech, Inc..............................  1,020   29,244
          TRC Cos., Inc.+..............................    254    1,506
                                                               --------
                                                                 30,750
                                                               --------
        ENVIRONMENTAL MONITORING & DETECTION -- 0.0%
          MSA Safety, Inc..............................    445   23,474
                                                               --------
        FEMALE HEALTH CARE PRODUCTS -- 0.0%
          Female Health Co.............................    341    2,578
                                                               --------
        FILTRATION/SEPARATION PRODUCTS -- 0.1%
          CLARCOR, Inc.................................    780   45,053
          PMFG, Inc.+..................................    329    1,865
          Polypore International, Inc.+................    733   25,421
                                                               --------
                                                                 72,339
                                                               --------

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 4)
        ---------------------------------------------------------------
        FINANCE-AUTO LOANS -- 0.0%
          Consumer Portfolio Services, Inc.+...........    284 $  1,982
          Credit Acceptance Corp.+.....................    112   14,730
          Nicholas Financial, Inc......................    161    2,531
                                                               --------
                                                                 19,243
                                                               --------
        FINANCE-COMMERCIAL -- 0.0%
          Horizon Technology Finance Corp..............    129    1,690
          NewStar Financial, Inc.+.....................    412    4,705
          WhiteHorse Finance, Inc......................    108    1,473
                                                               --------
                                                                  7,868
                                                               --------
        FINANCE-CONSUMER LOANS -- 0.2%
          Encore Capital Group, Inc.+..................    393   16,986
          First Marblehead Corp.+......................    143      752
          Nelnet, Inc., Class A........................    359   15,171
          Portfolio Recovery Associates, Inc.+.........    796   45,491
          Regional Management Corp.+...................     84    1,289
          Springleaf Holdings, Inc.+...................    381    8,755
          World Acceptance Corp.+......................    136    9,874
                                                               --------
                                                                 98,318
                                                               --------
        FINANCE-CREDIT CARD -- 0.0%
          Blackhawk Network Holdings, Inc.+............    804   19,288
                                                               --------
        FINANCE-INVESTMENT BANKER/BROKER -- 1.3%
          Cowen Group, Inc., Class A+..................  1,534    6,305
          Diamond Hill Investment Group, Inc...........     44    5,224
          Evercore Partners, Inc., Class A.............    497   26,555
          FBR & Co.+...................................    126    3,251
          FXCM, Inc., Class A..........................    575    8,901
          Gain Capital Holdings, Inc...................    173    1,747
          GFI Group, Inc...............................  1,093    4,066
          Greenhill & Co., Inc.........................    443   22,216
          INTL. FCStone, Inc.+.........................    221    4,181
          Investment Technology Group, Inc.+...........    584   12,054
          JMP Group, Inc............................... 38,067  263,043
          KCG Holdings, Inc.+..........................  1,116   11,104
          Ladenburg Thalmann Financial Services, Inc.+. 81,022  221,190
          Oppenheimer Holdings, Inc., Class A..........    156    3,972
          Piper Jaffray Cos.+..........................    253   11,097
          RCS Capital Corp., Class A...................     31    1,066
          Stifel Financial Corp.+......................    998   46,676
          SWS Group, Inc.+.............................    455    3,372
                                                               --------
                                                                656,020
                                                               --------
        FINANCE-LEASING COMPANIES -- 0.0%
          Aircastle, Ltd...............................  1,075   18,888
          California First National Bancorp............     36      534
          Marlin Business Services Corp................    130    2,232
                                                               --------
                                                                 21,654
                                                               --------
        FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
          Arlington Asset Investment Corp., Class A....    251    6,639
          Doral Financial Corp.+.......................    103      985
          Ellie Mae, Inc.+.............................    438   10,683
          Federal Agricultural Mtg. Corp., Class C.....    162    5,764
          Home Loan Servicing Solutions, Ltd...........  1,115   24,697
          PennyMac Financial Services, Inc., Class A+..    201    3,190
          Stonegate Mtg. Corp.+........................    128    1,619
          Walter Investment Management Corp.+..........    579   15,390
                                                               --------
                                                                 68,967
                                                               --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 4)
            -------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            FINANCE-OTHER SERVICES -- 0.2%
              BGC Partners, Inc., Class A..........  1,996 $ 14,311
              Higher One Holdings, Inc.+...........    493    2,953
              Imperial Holdings, Inc.+.............    271    1,813
              JGWPT Holdings, Inc., Class A+.......    176    2,494
              MarketAxess Holdings, Inc............    589   31,736
              Outerwall, Inc.+.....................    320   22,192
              WageWorks, Inc.+.....................    392   16,609
                                                           --------
                                                             92,108
                                                           --------
            FINANCIAL GUARANTEE INSURANCE -- 0.2%
              MGIC Investment Corp.+...............  5,092   43,791
              Radian Group, Inc....................  2,715   37,956
                                                           --------
                                                             81,747
                                                           --------
            FIREARMS & AMMUNITION -- 0.1%
              Smith & Wesson Holding Corp.+........    876   13,447
              Sturm Ruger & Co., Inc...............    303   19,498
                                                           --------
                                                             32,945
                                                           --------
            FOOD-CANNED -- 0.1%
              Seneca Foods Corp., Class A+.........    128    3,635
              TreeHouse Foods, Inc.+...............    569   42,584
                                                           --------
                                                             46,219
                                                           --------
            FOOD-CONFECTIONERY -- 0.0%
              Tootsie Roll Industries, Inc.........    317    8,936
                                                           --------
            FOOD-DAIRY PRODUCTS -- 0.0%
              Lifeway Foods, Inc...................     72    1,081
                                                           --------
            FOOD-FLOUR & GRAIN -- 0.1%
              Post Holdings, Inc.+.................    604   31,565
                                                           --------
            FOOD-MISC./DIVERSIFIED -- 0.9%
              Annie's, Inc.+.......................    215    6,990
              B&G Foods, Inc.......................    830   27,224
              Boulder Brands, Inc.+................    935   13,801
              Cal-Maine Foods, Inc.................    233   13,894
              Chiquita Brands International, Inc.+.    730    8,380
              Diamond Foods, Inc.+.................    350   10,700
              Hain Celestial Group, Inc.+..........    603   51,870
              Inventure Foods, Inc.+............... 20,671  248,465
              J&J Snack Foods Corp.................    235   21,996
              John B. Sanfilippo & Son, Inc........    128    2,950
              Lancaster Colony Corp................    291   27,610
              Seaboard Corp.+......................      5   12,190
              Snyder's-Lance, Inc..................    747   19,840
                                                           --------
                                                            465,910
                                                           --------
            FOOD-RETAIL -- 0.1%
              Fairway Group Holdings Corp.+........    247    1,712
              Ingles Markets, Inc., Class A........    186    4,276
              Nutrisystem, Inc.....................    450    6,750
              SUPERVALU, Inc.+.....................  3,188   22,284
              Village Super Market, Inc., Class A..     99    2,395
              Weis Markets, Inc....................    173    7,973
                                                           --------
                                                             45,390
                                                           --------
            FOOD-WHOLESALE/DISTRIBUTION -- 0.2%
              Calavo Growers, Inc..................    192    5,969
              Chefs' Warehouse, Inc.+..............    260    5,223

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 4)
           ---------------------------------------------------------
           FOOD-WHOLESALE/DISTRIBUTION (CONTINUED)
             Fresh Del Monte Produce, Inc...........    595 $ 17,190
             Spartan Stores, Inc....................    575   12,386
             United Natural Foods, Inc.+............    775   53,498
                                                            --------
                                                              94,266
                                                            --------
           FOOTWEAR & RELATED APPAREL -- 0.3%
             Crocs, Inc.+...........................  1,384   20,940
             Iconix Brand Group, Inc.+..............    762   32,385
             R.G. Barry Corp........................    157    2,870
             Skechers U.S.A., Inc., Class A+........    607   24,881
             Steven Madden, Ltd.+...................    945   33,651
             Weyco Group, Inc.......................    102    2,559
             Wolverine World Wide, Inc..............  1,576   44,286
                                                            --------
                                                             161,572
                                                            --------
           FORESTRY -- 0.0%
             Deltic Timber Corp.....................    175   10,631
                                                            --------
           FUNERAL SERVICES & RELATED ITEMS -- 0.6%
             Carriage Services, Inc................. 19,087  307,110
             Matthews International Corp., Class A..    434   17,512
                                                            --------
                                                             324,622
                                                            --------
           GAMBLING (NON-HOTEL) -- 0.1%
             Isle of Capri Casinos, Inc.+...........    332    2,258
             Pinnacle Entertainment, Inc.+..........    917   21,338
                                                            --------
                                                              23,596
                                                            --------
           GAS-DISTRIBUTION -- 0.5%
             Chesapeake Utilities Corp..............    151    9,552
             Delta Natural Gas Co., Inc.............    108    2,060
             Laclede Group, Inc.....................    513   24,321
             New Jersey Resources Corp..............    656   32,623
             Northwest Natural Gas Co...............    423   18,726
             Piedmont Natural Gas Co., Inc..........  1,186   42,447
             South Jersey Industries, Inc...........    502   28,840
             Southwest Gas Corp.....................    728   40,047
             WGL Holdings, Inc......................    812   32,310
                                                            --------
                                                             230,926
                                                            --------
           GOLD MINING -- 0.0%
             Allied Nevada Gold Corp.+..............  1,632    5,533
             Gold Resource Corp.....................    521    2,402
             Midway Gold Corp.+.....................  1,762    1,611
                                                            --------
                                                               9,546
                                                            --------
           GOLF -- 0.0%
             Callaway Golf Co.......................  1,215   10,583
                                                            --------
           HAZARDOUS WASTE DISPOSAL -- 0.8%
             Heritage-Crystal Clean, Inc.+..........    139    2,224
             Sharps Compliance Corp.+............... 36,980  151,988
             US Ecology, Inc........................  6,018  268,703
                                                            --------
                                                             422,915
                                                            --------
           HEALTH CARE COST CONTAINMENT -- 0.1%
             Corvel Corp.+..........................    179    8,152
             ExamWorks Group, Inc.+.................    505   18,584
                                                            --------
                                                              26,736
                                                            --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 4)
      -------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      HEALTHCARE SAFETY DEVICES -- 0.4%
        Harvard Apparatus Regenerative Technology, Inc.+.    100 $    865
        Tandem Diabetes Care, Inc.+...................... 10,924  191,935
        Unilife Corp.+...................................  1,612    5,239
                                                                 --------
                                                                  198,039
                                                                 --------
      HEART MONITORS -- 0.0%
        HeartWare International, Inc.+...................    257   21,835
                                                                 --------
      HOME FURNISHINGS -- 0.6%
        American Woodmark Corp.+.........................  8,475  254,335
        Bassett Furniture Industries, Inc................    170    2,344
        Ethan Allen Interiors, Inc.......................    390    9,469
        Flexsteel Industries, Inc........................     77    2,643
        Hooker Furniture Corp............................    169    2,341
        Kimball International, Inc., Class B.............    509    8,531
        La-Z-Boy, Inc....................................    822   19,917
        Norcraft Cos., Inc.+.............................    116    1,842
        Select Comfort Corp.+............................    874   16,081
                                                                 --------
                                                                  317,503
                                                                 --------
      HOTELS/MOTELS -- 0.1%
        Intrawest Resorts Holdings, Inc.+................    282    3,198
        Marcus Corp......................................    291    4,868
        Morgans Hotel Group Co.+.........................    418    3,135
        Orient-Express Hotels, Ltd., Class A+............  1,505   19,716
                                                                 --------
                                                                   30,917
                                                                 --------
      HOUSEWARES -- 0.0%
        EveryWare Global, Inc.+..........................    154      419
        Libbey, Inc.+....................................    330    8,801
        Lifetime Brands, Inc.............................    160    3,056
                                                                 --------
                                                                   12,276
                                                                 --------
      HUMAN RESOURCES -- 0.7%
        AMN Healthcare Services, Inc.+...................    723    9,023
        Barrett Business Services, Inc...................    111    5,596
        Care.com, Inc.+..................................    103    1,262
        CDI Corp.........................................    222    3,401
        Cross Country Healthcare, Inc.+..................    426    3,020
        Edgewater Technology, Inc.+...................... 21,766  154,103
        Heidrick & Struggles International, Inc..........    284    5,354
        Insperity, Inc...................................    353   11,317
        Kelly Services, Inc., Class A....................    423    8,908
        Kforce, Inc......................................    425    9,826
        Korn/Ferry International+........................    765   22,223
        Monster Worldwide, Inc.+.........................  1,510   10,404
        On Assignment, Inc.+.............................    718   25,130
        Resources Connection, Inc........................    641    8,724
        Team Health Holdings, Inc.+......................  1,079   52,310
        TrueBlue, Inc.+..................................    639   17,093
                                                                 --------
                                                                  347,694
                                                                 --------
      IDENTIFICATION SYSTEMS -- 0.1%
        Brady Corp., Class A.............................    726   18,723
        Checkpoint Systems, Inc.+........................    644    8,224
                                                                 --------
                                                                   26,947
                                                                 --------

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 4)
        ---------------------------------------------------------------
        INDEPENDENT POWER PRODUCERS -- 0.1%
          Dynegy, Inc.+................................ 1,571  $ 44,695
          NRG Yield, Inc...............................   354    15,166
          Ormat Technologies, Inc......................   277     7,390
                                                               --------
                                                                 67,251
                                                               --------
        INDUSTRIAL AUTOMATED/ROBOTIC -- 0.1%
          Cognex Corp.+................................ 1,365    46,997
          Hurco Cos., Inc..............................   101     2,693
                                                               --------
                                                                 49,690
                                                               --------
        INSTRUMENTS-CONTROLS -- 0.1%
          Control4 Corp.+..............................    72     1,271
          Watts Water Technologies, Inc., Class A......   448    23,834
          Woodward, Inc................................ 1,080    48,416
                                                               --------
                                                                 73,521
                                                               --------
        INSTRUMENTS-SCIENTIFIC -- 0.1%
          FEI Co.......................................   656    52,165
          Fluidigm Corp.+..............................   399    14,987
                                                               --------
                                                                 67,152
                                                               --------
        INSURANCE BROKERS -- 0.0%
          Crawford & Co., Class B......................   412     4,705
          eHealth, Inc.+...............................   289    12,106
                                                               --------
                                                                 16,811
                                                               --------
        INSURANCE-LIFE/HEALTH -- 0.4%
          American Equity Investment Life Holding Co... 1,005    23,437
          CNO Financial Group, Inc..................... 3,489    60,185
          FBL Financial Group, Inc., Class A...........   139     6,215
          Fidelity & Guaranty Life.....................   180     3,859
          Health Insurance Innovations, Inc.+..........    72       726
          Independence Holding Co......................   124     1,619
          Kansas City Life Insurance Co................    62     2,578
          National Western Life Insurance Co., Class A.    34     7,930
          Phoenix Cos., Inc.+..........................    91     4,006
          Primerica, Inc...............................   895    41,072
          Symetra Financial Corp....................... 1,280    26,445
                                                               --------
                                                                178,072
                                                               --------
        INSURANCE-MULTI-LINE -- 0.1%
          Citizens, Inc.+..............................   682     4,481
          Fortegra Financial Corp.+....................   101       729
          Horace Mann Educators Corp...................   623    18,733
          United Fire Group, Inc.......................   323     8,986
                                                               --------
                                                                 32,929
                                                               --------
        INSURANCE-PROPERTY/CASUALTY -- 1.4%
          Ambac Financial Group, Inc.+.................   707    21,337
          AMERISAFE, Inc...............................   289    12,326
          AmTrust Financial Services, Inc..............   487    18,832
          Baldwin & Lyons, Inc., Class B...............   145     3,772
          Donegal Group, Inc., Class A.................   116     1,712
          EMC Insurance Group, Inc.....................    71     2,342
          Employers Holdings, Inc......................   486     9,890
          Enstar Group, Ltd.+..........................   156    20,140
          First American Financial Corp................ 1,699    45,193
          Global Indemnity PLC+........................   132     3,538
          Hallmark Financial Services, Inc.+...........   223     1,873

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 4)
          -----------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          INSURANCE-PROPERTY/CASUALTY (CONTINUED)
            HCI Group, Inc...........................  6,324 $244,612
            Hilltop Holdings, Inc.+..................  1,047   23,390
            Infinity Property & Casualty Corp........    181   11,615
            Investors Title Co.......................     21    1,486
            Meadowbrook Insurance Group, Inc.........    784    4,390
            National Interstate Corp.................    104    2,914
            Navigators Group, Inc.+..................    163    9,286
            OneBeacon Insurance Group, Ltd., Class A.    355    5,481
            RLI Corp.................................    669   28,807
            Safety Insurance Group, Inc..............    202   10,849
            Selective Insurance Group, Inc...........    872   20,004
            State Auto Financial Corp................    235    4,808
            Stewart Information Services Corp........    335   10,218
            Third Point Reinsurance, Ltd.+...........    398    6,225
            Tower Group International, Ltd...........    902    2,219
            United Insurance Holdings Corp........... 13,690  208,773
            Universal Insurance Holdings, Inc........    408    5,969
                                                             --------
                                                              742,001
                                                             --------
          INSURANCE-REINSURANCE -- 0.2%
            Argo Group International Holdings, Ltd...    427   18,967
            Blue Capital Reinsurance Holdings, Ltd...     98    1,819
            Essent Group, Ltd.+......................    356    6,711
            Greenlight Capital Re, Ltd., Class A+....    443   14,101
            Maiden Holdings, Ltd.....................    783    9,239
            Montpelier Re Holdings, Ltd..............    648   19,816
            Platinum Underwriters Holdings, Ltd......    431   27,028
                                                             --------
                                                               97,681
                                                             --------
          INTERNET APPLICATION SOFTWARE -- 0.9%
            Bazaarvoice, Inc.+.......................    797    5,356
            Brightcove, Inc.+........................ 13,812  119,059
            eGain Corp.+............................. 13,805   90,285
            Intralinks Holdings, Inc.+...............    603    5,517
            Lionbridge Technologies, Inc.+........... 34,674  203,883
            RealNetworks, Inc.+......................    353    2,662
            Textura Corp.+...........................     87    1,550
            Tremor Video, Inc.+......................    118      532
            VirnetX Holding Corp.+...................    663   10,442
            Vocus, Inc.+.............................    295    5,304
                                                             --------
                                                              444,590
                                                             --------
          INTERNET CONNECTIVITY SERVICES -- 0.1%
            Boingo Wireless, Inc.+...................    291    1,921
            Cogent Communications Group, Inc.........    741   25,542
            Internap Network Services Corp.+.........    842    5,658
            PC-Tel, Inc..............................    290    2,393
                                                             --------
                                                               35,514
                                                             --------
          INTERNET CONTENT-ENTERTAINMENT -- 0.0%
            Global Eagle Entertainment, Inc.+........    442    4,875
            Limelight Networks, Inc.+................    839    1,737
            Shutterstock, Inc.+......................    116    8,411
                                                             --------
                                                               15,023
                                                             --------
          INTERNET CONTENT-INFORMATION/NEWS -- 0.7%
            Bankrate, Inc.+..........................    726   12,720
            Dice Holdings, Inc.+.....................    600    4,590
            HealthStream, Inc.+......................    316    7,157

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 4)
         --------------------------------------------------------------
         INTERNET CONTENT-INFORMATION/NEWS (CONTINUED)
           Reis, Inc.+................................. 17,903 $294,683
           Travelzoo, Inc.+............................    125    2,243
           WebMD Health Corp.+.........................    447   19,708
           XO Group, Inc.+.............................    421    4,471
           Yelp, Inc.+.................................    510   29,743
                                                               --------
                                                                375,315
                                                               --------
         INTERNET INCUBATORS -- 0.0%
           ModusLink Global Solutions, Inc.+...........    581    2,347
           Safeguard Scientifics, Inc.+................    329    6,913
                                                               --------
                                                                  9,260
                                                               --------
         INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
           CyrusOne, Inc...............................    301    6,020
                                                               --------
         INTERNET INFRASTRUCTURE SOFTWARE -- 0.0%
           Barracuda Networks, Inc.+...................     65    1,679
           Mavenir Systems, Inc.+......................     88    1,313
           support.com, Inc.+..........................    829    2,048
           TeleCommunication Systems, Inc., Class A+...    747    1,905
           Unwired Planet, Inc.+.......................  1,552    3,538
                                                               --------
                                                                 10,483
                                                               --------
         INTERNET SECURITY -- 0.2%
           VASCO Data Security International, Inc.+....    454    5,180
           Zix Corp.+.................................. 36,512  119,759
                                                               --------
                                                                124,939
                                                               --------
         INTERNET TELEPHONE -- 0.0%
           BroadSoft, Inc.+............................    440   11,167
           magicJack VocalTec, Ltd.+...................    291    5,145
           RingCentral, Inc.+..........................    135    2,047
                                                               --------
                                                                 18,359
                                                               --------
         INVESTMENT COMPANIES -- 0.5%
           Apollo Investment Corp......................  3,530   28,205
           BlackRock Kelso Capital Corp................  1,164   10,569
           Capital Southwest Corp......................    211    7,406
           Fifth Street Finance Corp...................  2,148   19,998
           Garrison Capital, Inc.......................     94    1,325
           Gladstone Capital Corp......................    330    3,191
           Golub Capital BDC, Inc......................    586    9,798
           KCAP Financial, Inc.........................    444    3,539
           Main Street Capital Corp....................    613   19,273
           MCG Capital Corp............................  1,118    3,757
           Medallion Financial Corp....................    334    4,542
           MVC Capital, Inc............................    355    4,629
           New Mountain Finance Corp...................    752   10,761
           NGP Capital Resources Co....................    330    2,247
           PennantPark Floating Rate Capital, Ltd......    231    3,211
           PennantPark Investment Corp.................  1,044   11,171
           Prospect Capital Corp.......................  4,899   52,958
           Solar Capital, Ltd..........................    707   15,483
           Solar Senior Capital, Ltd...................    181    2,996
           Stellus Capital Investment Corp.............    189    2,542
           TCP Capital Corp............................    558    9,034
           THL Credit, Inc.............................    533    7,158
           TICC Capital Corp...........................    825    7,945
           Triangle Capital Corp.......................    442   11,523
                                                               --------
                                                                253,261
                                                               --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                   VALUE
                     SECURITY DESCRIPTION                  SHARES (NOTE 4)
      --------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      INVESTMENT MANAGEMENT/ADVISOR SERVICES -- 1.2%
        Calamos Asset Management, Inc., Class A...........    312 $  3,800
        CIFC Corp.........................................    107      825
        Cohen & Steers, Inc...............................    296   11,991
        Financial Engines, Inc............................    768   33,984
        GAMCO Investors, Inc., Class A....................     95    7,213
        Janus Capital Group, Inc..........................  2,344   28,433
        Manning & Napier, Inc.............................    213    3,540
        Medley Capital Corp...............................    740    9,649
        Pzena Investment Management, Inc., Class A........ 26,038  283,033
        Silvercrest Asset Management Group, Inc., Class A. 11,637  202,484
        Virtus Investment Partners, Inc.+.................    106   19,609
        Westwood Holdings Group, Inc......................    110    6,399
        WisdomTree Investments, Inc.+.....................  1,578   17,816
                                                                  --------
                                                                   628,776
                                                                  --------
      LASERS-SYSTEM/COMPONENTS -- 0.1%
        Applied Optoelectronics, Inc.+....................     73    1,642
        Coherent, Inc.+...................................    382   22,809
        Electro Scientific Industries, Inc................    374    3,172
        II-VI, Inc.+......................................    802   11,549
        Newport Corp.+....................................    614   11,469
        Rofin-Sinar Technologies, Inc.+...................    444    9,857
                                                                  --------
                                                                    60,498
                                                                  --------
      LEISURE PRODUCTS -- 0.1%
        Brunswick Corp....................................  1,421   57,110
        Johnson Outdoors, Inc., Class A...................     78    1,633
        Marine Products Corp..............................    165    1,171
                                                                  --------
                                                                    59,914
                                                                  --------
      LIGHTING PRODUCTS & SYSTEMS -- 0.7%
        Acuity Brands, Inc................................    673   83,836
        Orion Energy Systems ,Inc.+....................... 43,787  232,071
        Revolution Lighting Technologies, Inc.+...........    466    1,356
        Universal Display Corp.+..........................    632   16,463
                                                                  --------
                                                                   333,726
                                                                  --------
      LINEN SUPPLY & RELATED ITEMS -- 0.1%
        G&K Services, Inc., Class A.......................    307   16,253
        UniFirst Corp.....................................    230   22,135
                                                                  --------
                                                                    38,388
                                                                  --------
      MACHINE TOOLS & RELATED PRODUCTS -- 0.0%
        Hardinge, Inc.....................................    198    2,645
                                                                  --------
      MACHINERY-CONSTRUCTION & MINING -- 0.1%
        Astec Industries, Inc.............................    320   12,784
        Hyster-Yale Materials Handling, Inc...............    165   15,904
                                                                  --------
                                                                    28,688
                                                                  --------
      MACHINERY-ELECTRICAL -- 0.1%
        Franklin Electric Co., Inc........................    745   28,809
                                                                  --------
      MACHINERY-FARMING -- 0.1%
        Alamo Group, Inc..................................    111    5,897
        Lindsay Corp......................................    202   17,802
                                                                  --------
                                                                    23,699
                                                                  --------
      MACHINERY-GENERAL INDUSTRIAL -- 0.8%
        Albany International Corp., Class A...............    439   15,795
        Altra Industrial Motion Corp......................    424   14,484

                                                             VALUE
                     SECURITY DESCRIPTION            SHARES (NOTE 4)
           ---------------------------------------------------------
           MACHINERY-GENERAL INDUSTRIAL (CONTINUED)
             Applied Industrial Technologies, Inc...    662 $ 31,723
             Chart Industries, Inc.+................    476   32,473
             DXP Enterprises, Inc.+.................    149   16,868
             Kadant, Inc............................    176    6,116
             Manitex International, Inc.+...........    216    3,555
             Middleby Corp.+........................    295   74,482
             Tennant Co.............................    289   18,435
             Twin Disc, Inc.........................  6,365  184,140
                                                            --------
                                                             398,071
                                                            --------
           MACHINERY-MATERIAL HANDLING -- 0.0%
             Columbus McKinnon Corp.................    306    8,106
             NACCO Industries, Inc., Class A........     74    3,966
                                                            --------
                                                              12,072
                                                            --------
           MACHINERY-PRINT TRADE -- 0.0%
             ExOne Co.+.............................    104    3,592
                                                            --------
           MACHINERY-PUMPS -- 0.0%
             Gorman-Rupp Co.........................    296    9,191
             Tecumseh Products Co., Class A+........    290    1,743
                                                            --------
                                                              10,934
                                                            --------
           MACHINERY-THERMAL PROCESS -- 0.0%
             Global Power Equipment Group, Inc......    267    4,680
                                                            --------
           MARINE SERVICES -- 0.0%
             Great Lakes Dredge & Dock Corp.+.......    933    8,052
             Odyssey Marine Exploration, Inc.+......  1,313    2,875
                                                            --------
                                                              10,927
                                                            --------
           MEDICAL IMAGING SYSTEMS -- 0.0%
             Merge Healthcare, Inc.+................  1,026    2,339
                                                            --------
           MEDICAL INFORMATION SYSTEMS -- 0.2%
             athenahealth, Inc.+....................    577   71,340
             Computer Programs & Systems, Inc.......    174   10,985
             Medidata Solutions, Inc.+..............    835   30,319
             Quality Systems, Inc...................    627    9,261
                                                            --------
                                                             121,905
                                                            --------
           MEDICAL INSTRUMENTS -- 0.9%
             Abaxis, Inc.+..........................    347   14,092
             AngioDynamics, Inc.+................... 15,947  214,328
             ArthroCare Corp.+......................    443   21,499
             AtriCure, Inc.+........................    379    5,837
             Cardiovascular Systems, Inc.+..........    410   11,788
             CONMED Corp............................    436   20,200
             CryoLife, Inc..........................    431    3,913
             DexCom, Inc.+..........................  1,110   36,008
             Endologix, Inc.+.......................    986   12,502
             Genomic Health, Inc.+..................    263    6,901
             Integra LifeSciences Holdings Corp.+...    360   16,409
             Natus Medical, Inc.+...................    477   11,844
             Navidea Biopharmaceuticals, Inc.+......  1,878    3,136
             NuVasive, Inc.+........................    695   23,428
             Spectranetics Corp.+...................    634   13,479
             SurModics, Inc.+.......................    216    4,700
             Symmetry Medical, Inc.+................    585    4,832
             Thoratec Corp.+........................    900   29,502
             Vascular Solutions, Inc.+..............    259    5,675
             Volcano Corp.+.........................    857   15,049
                                                            --------
                                                             475,122
                                                            --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 4)
          ------------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          MEDICAL LABS & TESTING SERVICES -- 0.5%
            Bio-Reference Labs, Inc.+.................    384 $  9,754
            Psychemedics Corp......................... 16,740  263,822
                                                              --------
                                                               273,576
                                                              --------
          MEDICAL LASER SYSTEMS -- 0.0%
            Biolase, Inc.+............................    541    1,044
            Cutera, Inc.+.............................    230    2,371
            Cynosure, Inc., Class A+..................    301    7,387
            PhotoMedex, Inc.+.........................    208    3,143
                                                              --------
                                                                13,945
                                                              --------
          MEDICAL PRODUCTS -- 0.6%
            ABIOMED, Inc.+............................    608   14,404
            Accuray, Inc.+............................  1,164    9,778
            Alphatec Holdings, Inc.+..................    974    1,315
            Atrion Corp...............................     25    7,208
            Cantel Medical Corp.......................    515   17,077
            Cerus Corp.+..............................  1,095    4,741
            Chindex International, Inc.+..............    198    4,718
            Cyberonics, Inc.+.........................    434   25,676
            Exactech, Inc.+...........................    147    3,266
            Globus Medical, Inc., Class A+............    858   20,952
            Greatbatch, Inc.+.........................    375   17,261
            Haemonetics Corp.+........................    802   24,349
            Hanger, Inc.+.............................    545   18,895
            Invacare Corp.............................    503    7,947
            LDR Holding Corp.+........................     90    2,243
            Luminex Corp.+............................    587   11,276
            MiMedx Group, Inc.+.......................  1,426    8,242
            NxStage Medical, Inc.+....................    938   10,731
            Orthofix International NV+................    286    8,637
            Rockwell Medical, Inc.+...................    617    6,269
            Tornier NV+...............................    408    6,924
            West Pharmaceutical Services, Inc.........  1,086   47,111
            Wright Medical Group, Inc.+...............    634   17,340
            Zeltiq Aesthetics, Inc.+..................    278    5,085
                                                              --------
                                                               301,445
                                                              --------
          MEDICAL STERILIZATION PRODUCTS -- 0.1%
            STERIS Corp...............................    926   44,494
                                                              --------
          MEDICAL-BIOMEDICAL/GENE -- 4.3%
            Acceleron Pharma, Inc.+...................    112    3,847
            Achillion Pharmaceuticals, Inc.+..........  1,517    4,323
            Acorda Therapeutics, Inc.+................    637   22,582
            Aegerion Pharmaceuticals, Inc.+...........    453   20,050
            Alnylam Pharmaceuticals, Inc.+............    913   45,221
            AMAG Pharmaceuticals, Inc.+...............    339    6,190
            Arena Pharmaceuticals, Inc.+..............  3,420   21,888
            Argos Therapeutics, Inc.+.................     66      586
            Arqule, Inc.+.............................    932    1,510
            BIND Therapeutics, Inc.+..................     83      783
            BioTime, Inc.+............................    580    1,502
            Bluebird Bio, Inc.+.......................    107    2,119
            Cambrex Corp.+............................ 17,422  356,977
            Cell Therapeutics, Inc.+..................  2,040    6,018
            Celladon Corp.+...........................     99    1,163
            Celldex Therapeutics, Inc.+...............  1,400   21,000
            Cellular Dynamics International, Inc.+....     60      717
            Chelsea Therapeutics International, Ltd.+.  1,232    6,012

                                                               VALUE
                     SECURITY DESCRIPTION             SHARES  (NOTE 4)
          ------------------------------------------------------------
          MEDICAL-BIOMEDICAL/GENE (CONTINUED)
            Coronado Biosciences, Inc.+..............     545 $    948
            Curis, Inc.+.............................   1,348    3,047
            Cytokinetics, Inc.+......................     514    2,339
            Dendreon Corp.+..........................   2,475    6,386
            Dicerna Pharmaceuticals, Inc.+...........      55    1,032
            Dynavax Technologies Corp.+.............. 152,315  248,273
            Eleven Biotherapeutics, Inc.+............      71      958
            Emergent Biosolutions, Inc.+.............     431   11,361
            Endocyte, Inc.+..........................     479    8,675
            Enzon Pharmaceuticals, Inc...............     590      525
            Epizyme, Inc.+...........................     106    2,313
            Exact Sciences Corp.+....................  11,126  133,512
            Exelixis, Inc.+..........................   3,050   10,797
            Fibrocell Science, Inc.+.................     352    1,338
            Five Prime Therapeutics, Inc.+...........     106    1,481
            Foundation Medicine, Inc.+...............     108    3,149
            Galena Biopharma, Inc.+..................   1,851    4,535
            Genocea Biosciences, Inc.+...............      61    1,183
            Geron Corp.+.............................   2,432    4,815
            GlycoMimetics, Inc.+.....................     126    1,672
            GTx, Inc.+...............................     412      635
            Halozyme Therapeutics, Inc.+.............   1,515   11,287
            Harvard Bioscience, Inc.+................  52,332  220,841
            Idenix Pharmaceuticals, Inc.+............   1,763    9,714
            ImmunoGen, Inc.+.........................   1,328   17,184
            Immunomedics, Inc.+......................   1,151    4,846
            Insmed, Inc.+............................     543    7,569
            Intercept Pharmaceuticals, Inc.+.........     113   29,846
            InterMune, Inc.+.........................   1,543   49,499
            Intrexon Corp.+..........................     181    3,417
            Isis Pharmaceuticals, Inc.+..............   1,764   46,940
            Karyopharm Therapeutics, Inc.+...........     123    3,300
            KYTHERA Biopharmaceuticals, Inc.+........   2,555   83,319
            Lexicon Pharmaceuticals, Inc.+...........   3,570    5,498
            Ligand Pharmaceuticals, Inc.+............     280   17,688
            MacroGenics, Inc.+.......................      97    1,934
            Medicines Co.+...........................     994   26,440
            MEI Pharma, Inc.+........................     189    1,478
            Merrimack Pharmaceuticals, Inc.+.........   1,518    6,664
            Momenta Pharmaceuticals, Inc.+...........     742    8,474
            Nanosphere, Inc.+........................     857    1,466
            NeoGenomics, Inc.+.......................     516    1,708
            NewLink Genetics Corp.+..................     289    6,358
            Novavax, Inc.+...........................  25,632  112,268
            NPS Pharmaceuticals, Inc.+...............   1,576   41,953
            Omeros Corp.+............................     532    6,586
            OncoGenex Pharmaceutical, Inc.+..........     230      892
            OncoMed Pharmaceuticals, Inc.+...........      74    1,949
            Onconova Therapeutics, Inc.+.............      93      519
            OvaScience, Inc.+........................     187    1,518
            Pacific Biosciences of California, Inc.+.     811    3,585
            PDL BioPharma, Inc.......................   2,519   21,386
            Peregrine Pharmaceuticals, Inc.+.........   2,772    4,823
            Prothena Corp. PLC+......................     223    4,906
            PTC Therapeutics, Inc.+..................     178    3,478
            Puma Biotechnology, Inc.+................     365   27,572
            Repligen Corp.+..........................  20,444  324,037
            Retrophin, Inc.+.........................     298    4,258

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                           VALUE
                    SECURITY DESCRIPTION          SHARES  (NOTE 4)
             ------------------------------------------------------
             COMMON STOCKS (CONTINUED)
             MEDICAL-BIOMEDICAL/GENE (CONTINUED)
               Rigel Pharmaceuticals, Inc.+......  1,369 $    4,381
               RTI Surgical, Inc.+...............    884      3,801
               Sangamo BioSciences, Inc.+........  1,047     14,491
               Sequenom, Inc.+...................  1,809      4,939
               Spectrum Pharmaceuticals, Inc.+...    994      6,829
               Stemline Therapeutics, Inc.+......    151      2,312
               Sunesis Pharmaceuticals, Inc.+....    592      3,037
               Synageva BioPharma Corp.+.........    324     27,984
               Ultragenyx Pharmaceutical, Inc.+..    104      4,033
               Veracyte, Inc.+...................     79      1,012
               Verastem, Inc.+...................    272      2,271
               Vical, Inc.+......................  1,193      1,348
               XOMA Corp.+.......................  1,213      5,386
               ZIOPHARM Oncology, Inc.+..........  1,263      4,547
                                                         ----------
                                                          2,183,033
                                                         ----------
             MEDICAL-DRUGS -- 2.7%
               ACADIA Pharmaceuticals, Inc.+.....  1,213     24,418
               AcelRx Pharmaceuticals, Inc.+.....    367      3,971
               Aerie Pharmaceuticals, Inc.+......    121      1,895
               Akorn, Inc.+......................    914     23,051
               Alimera Sciences, Inc.+...........    320      1,946
               Amicus Therapeutics, Inc.+........    477      1,059
               Ampio Pharmaceuticals, Inc.+......    608      3,703
               Anacor Pharmaceuticals, Inc.+.....    398      6,555
               Array BioPharma, Inc.+............  1,943      7,733
               Auspex Pharmaceuticals, Inc.+.....    126      2,701
               Auxilium Pharmaceuticals, Inc.+...    774     17,423
               Cempra, Inc.+.....................    310      2,827
               ChemoCentryx, Inc.+...............    386      2,115
               Chimerix, Inc.+...................    133      2,570
               Clovis Oncology, Inc.+............    282     15,248
               Conatus Pharmaceuticals, Inc.+....     94        578
               ContraVir Pharmaceuticals, Inc.+..    129        241
               Corcept Therapeutics, Inc.+.......    836      3,695
               Cytori Therapeutics, Inc.+........    992      2,242
               Durata Therapeutics, Inc.+........    205      2,776
               Eagle Pharmaceuticals, Inc.+......     53        523
               Enanta Pharmaceuticals, Inc.+.....  7,237    269,289
               Furiex Pharmaceuticals, Inc.+.....    104     10,750
               Infinity Pharmaceuticals, Inc.+...    752      7,347
               Insys Therapeutics, Inc.+.........  6,234    255,968
               Ironwood Pharmaceuticals, Inc.+...  1,670     18,403
               Keryx Biopharmaceuticals, Inc.+...  9,481    140,034
               Lannett Co., Inc.+................    293     10,117
               Ophthotech Corp.+.................    148      5,030
               OPKO Health, Inc.+................  2,965     24,521
               Orexigen Therapeutics, Inc.+...... 21,392    120,223
               Pacira Pharmaceuticals, Inc.+.....    433     29,656
               Pernix Therapeutics Holdings+.....    275      1,323
               PharMerica Corp.+.................    466     12,671
               Pozen, Inc........................    424      3,545
               Prestige Brands Holdings, Inc.+...    803     26,917
               Progenics Pharmaceuticals, Inc.+..  1,075      3,795
               Raptor Pharmaceutical Corp.+......    937      7,749
               Receptos, Inc.+...................    114      3,852
               Regulus Therapeutics, Inc.+.......    160      1,141
               Relypsa, Inc.+....................     95      2,121
               Repros Therapeutics, Inc.+........    361      6,090

                                                              VALUE
                    SECURITY DESCRIPTION             SHARES  (NOTE 4)
         -------------------------------------------------------------
         MEDICAL-DRUGS (CONTINUED)
           Sagent Pharmaceuticals, Inc.+............    296 $    6,124
           Sciclone Pharmaceuticals, Inc.+..........    849      4,058
           SIGA Technologies, Inc.+.................    577      1,656
           Sucampo Pharmaceuticals, Inc., Class A+.. 35,295    243,888
           Supernus Pharmaceuticals, Inc.+..........    317      2,603
           Synergy Pharmaceuticals, Inc.+...........  1,265      5,680
           Synta Pharmaceuticals Corp.+.............    785      3,305
           Targacept, Inc.+.........................    438      1,945
           TESARO, Inc.+............................    232      5,791
           TetraLogic Pharmaceuticals Corp.+........     56        319
           Tetraphase Pharmaceuticals, Inc.+........    220      2,363
           TG Therapeutics, Inc.+...................    283      1,508
           TherapeuticsMD, Inc.+....................  1,355      5,691
           Trevena, Inc.+...........................    116        581
           Vanda Pharmaceuticals, Inc.+.............    521      7,257
           Vivus, Inc.+.............................  1,581      8,221
           XenoPort, Inc.+..........................    858      3,483
           Zogenix, Inc.+...........................  1,546      3,772
                                                            ----------
                                                             1,396,057
                                                            ----------
         MEDICAL-GENERIC DRUGS -- 0.1%
           Impax Laboratories, Inc.+................  1,076     28,137
           KaloBios Pharmaceuticals, Inc.+..........    187        425
                                                            ----------
                                                                28,562
                                                            ----------
         MEDICAL-HMO -- 0.3%
           Centene Corp.+...........................    855     56,772
           Magellan Health Services, Inc.+..........    425     24,531
           Molina Healthcare, Inc.+.................    445     16,643
           Triple-S Management Corp., Class B+......    372      5,573
           Universal American Corp..................    603      4,323
           WellCare Health Plans, Inc.+.............    683     46,082
                                                            ----------
                                                               153,924
                                                            ----------
         MEDICAL-HOSPITALS -- 0.1%
           Acadia Healthcare Co., Inc.+.............    556     23,363
           Select Medical Holdings Corp.............    764     10,666
           USMD Holdings, Inc.+.....................     17        214
                                                            ----------
                                                                34,243
                                                            ----------
         MEDICAL-NURSING HOMES -- 0.1%
           Ensign Group, Inc........................    305     12,963
           Kindred Healthcare, Inc..................    849     21,310
           National Healthcare Corp.................    169      9,249
           Skilled Healthcare Group, Inc., Class A+.    311      1,605
                                                            ----------
                                                                45,127
                                                            ----------
         MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.6%
           Addus HomeCare Corp.+.................... 11,286    244,003
           Air Methods Corp.+.......................    611     34,014
           Almost Family, Inc.+.....................    130      2,791
           Amedisys, Inc.+..........................    494      6,733
           Amsurg Corp.+............................    502     21,742
           Gentiva Health Services, Inc.+...........    492      3,705
           LHC Group, Inc.+.........................    189      3,928
                                                            ----------
                                                               316,916
                                                            ----------
         METAL PROCESSORS & FABRICATION -- 0.9%
           Ampco-Pittsburgh Corp....................    133      2,664
           CIRCOR International, Inc................    276     22,414

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 4)
       ------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       METAL PROCESSORS & FABRICATION (CONTINUED)
         Dynamic Materials Corp..........................   215  $  4,343
         Global Brass & Copper Holdings, Inc.............   126     1,998
         Haynes International, Inc.......................   194    10,292
         LB Foster Co., Class A..........................   160     7,576
         Mueller Industries, Inc.........................   883    25,554
         NN, Inc.........................................   269     5,264
         RBC Bearings, Inc.+.............................   361    22,476
         Rexnord Corp.+..................................   476    12,728
         RTI International Metals, Inc.+.................   492    13,855
         Sun Hydraulics Corp............................. 7,097   290,126
         Worthington Industries, Inc.....................   830    30,544
                                                                 --------
                                                                  449,834
                                                                 --------
       METAL PRODUCTS-DISTRIBUTION -- 0.0%
         A.M. Castle & Co.+..............................   275     3,377
         Olympic Steel, Inc..............................   142     3,743
                                                                 --------
                                                                    7,120
                                                                 --------
       METAL-ALUMINUM -- 0.1%
         Century Aluminum Co.+...........................   808    11,110
         Kaiser Aluminum Corp............................   297    20,909
         Noranda Aluminum Holding Corp...................   530     1,881
                                                                 --------
                                                                   33,900
                                                                 --------
       METAL-DIVERSIFIED -- 0.0%
         Molycorp, Inc.+................................. 2,337    11,101
                                                                 --------
       MISCELLANEOUS MANUFACTURING -- 0.2%
         American Railcar Industries, Inc................   148    10,277
         FreightCar America, Inc.........................   189     4,963
         Hillenbrand, Inc................................   863    26,235
         John Bean Technologies Corp.....................   454    13,162
         Movado Group, Inc...............................   278    10,920
         TriMas Corp.+...................................   706    25,317
                                                                 --------
                                                                   90,874
                                                                 --------
       MRI/MEDICAL DIAGNOSTIC IMAGING -- 0.0%
         Alliance HealthCare Services, Inc.+.............    78     2,220
         Surgical Care Affiliates, Inc.+.................   177     5,200
                                                                 --------
                                                                    7,420
                                                                 --------
       MULTIMEDIA -- 0.1%
         Demand Media, Inc.+.............................   568     2,363
         Entravision Communications Corp., Class A.......   866     4,598
         EW Scripps Co., Class A+........................   491     8,411
         Journal Communications, Inc., Class A+..........   693     5,558
         Martha Stewart Living Omnimedia, Inc., Class A+.   383     1,497
         Media General, Inc., Class A+...................   308     4,719
         Meredith Corp...................................   561    24,723
                                                                 --------
                                                                   51,869
                                                                 --------
       NETWORKING PRODUCTS -- 0.3%
         Anixter International, Inc......................   426    41,739
         Black Box Corp..................................   253     5,379
         Calix, Inc.+....................................   629     5,541
         Cyan, Inc.+.....................................   126       527
         Extreme Networks, Inc.+......................... 1,461     8,357
         Gigamon, Inc.+..................................   122     1,924
         Infinera Corp.+................................. 1,923    17,230
         Ixia+...........................................   887    11,017

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 4)
        ---------------------------------------------------------------
        NETWORKING PRODUCTS (CONTINUED)
          LogMeIn, Inc.+...............................    382 $ 17,362
          NeoPhotonics Corp.+..........................    317    1,829
          NETGEAR, Inc.+...............................    573   18,508
          Parkervision, Inc.+..........................  1,390    6,338
          Procera Networks, Inc.+......................    323    2,991
                                                               --------
                                                                138,742
                                                               --------
        NON-FERROUS METALS -- 0.6%
          Globe Specialty Metals, Inc..................  1,013   19,632
          Horsehead Holding Corp.+..................... 17,782  277,221
          Materion Corp................................    323   10,869
          Ur-Energy, Inc.+.............................  2,007    2,409
          Uranium Energy Corp.+........................  1,343    1,437
                                                               --------
                                                                311,568
                                                               --------
        NON-HAZARDOUS WASTE DISPOSAL -- 0.0%
          Casella Waste Systems, Inc., Class A+........    607    3,096
                                                               --------
        OFFICE FURNISHINGS-ORIGINAL -- 0.2%
          CompX International, Inc.....................     18      166
          Herman Miller, Inc...........................    921   28,394
          HNI Corp.....................................    714   25,154
          Interface, Inc...............................    932   16,767
          Knoll, Inc...................................    757   13,770
          Steelcase, Inc., Class A.....................  1,324   21,819
                                                               --------
                                                                106,070
                                                               --------
        OFFICE SUPPLIES & FORMS -- 0.0%
          ACCO Brands Corp.+...........................  1,783   10,930
                                                               --------
        OIL & GAS DRILLING -- 0.1%
          Hercules Offshore, Inc.+.....................  2,505   11,198
          North Atlantic Drilling, Ltd.................  1,123    9,635
          Parker Drilling Co.+.........................  1,871   12,405
          Vantage Drilling Co.+........................  3,157    5,272
                                                               --------
                                                                 38,510
                                                               --------
        OIL COMPANIES-EXPLORATION & PRODUCTION -- 3.2%
          Abraxas Petroleum Corp.+.....................  1,290    7,043
          Apco Oil and Gas International, Inc.+........    144    2,013
          Approach Resources, Inc.+....................    548   11,371
          Athlon Energy, Inc.+.........................    285   11,517
          Bill Barrett Corp.+..........................    766   18,139
          Bonanza Creek Energy, Inc.+..................    462   22,462
          BPZ Resources, Inc.+.........................  1,850    4,995
          Callon Petroleum Co.+........................    626    5,747
          Carrizo Oil & Gas, Inc.+.....................    713   39,229
          Clayton Williams Energy, Inc.+...............     92   13,292
          Comstock Resources, Inc......................    759   21,100
          Contango Oil & Gas Co.+......................    233   11,193
          Diamondback Energy, Inc.+....................    333   23,956
          Emerald Oil, Inc.+...........................    890    6,292
          Endeavour International Corp.+...............    793    2,728
          Energy XXI Bermuda, Ltd......................  1,147   27,448
          EPL Oil & Gas, Inc.+.........................    469   18,357
          Equal Energy, Ltd............................    559    2,532
          Evolution Petroleum Corp.....................    266    3,139
          EXCO Resources, Inc..........................  2,665   16,923
          Forest Oil Corp.+............................  1,874    3,486
          FX Energy, Inc.+.............................    839    4,740

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                  VALUE
                    SECURITY DESCRIPTION                 SHARES  (NOTE 4)
     ---------------------------------------------------------------------
     COMMON STOCKS (CONTINUED)
     OIL COMPANIES-EXPLORATION & PRODUCTION (CONTINUED)
       Gastar Exploration, Inc.+........................    871 $    5,775
       Goodrich Petroleum Corp.+........................    492     12,374
       Halcon Resources Corp.+..........................  3,638     20,082
       Isramco, Inc.+...................................     14      1,820
       Jones Energy, Inc., Class A+..................... 18,455    285,499
       Kodiak Oil & Gas Corp.+..........................  4,169     52,988
       Magnum Hunter Resources Corp.+...................  2,700     22,950
       Matador Resources Co.+...........................    914     26,250
       Midstates Petroleum Co., Inc.+...................    521      3,074
       Miller Energy Resources, Inc.+...................    479      2,309
       Northern Oil and Gas, Inc.+......................  1,002     15,461
       Panhandle Oil and Gas, Inc., Class A.............    109      4,780
       PDC Energy, Inc.+................................    559     35,591
       Penn Virginia Corp.+.............................    867     14,427
       PetroQuest Energy, Inc.+.........................    896      5,394
       Quicksilver Resources, Inc.+.....................  1,957      6,380
       Resolute Energy Corp.+...........................  1,063      7,972
       Rex Energy Corp.+................................    710     14,953
       Rosetta Resources, Inc.+.........................    959     45,399
       RSP Permian, Inc.+...............................    361     10,234
       Sanchez Energy Corp.+............................    598     16,911
       Stone Energy Corp.+..............................    785     38,504
       Swift Energy Co.+................................    681      8,397
       Synergy Resources Corp.+......................... 30,187    351,377
       Triangle Petroleum Corp.+........................  1,068     10,274
       VAALCO Energy, Inc.+............................. 37,290    343,814
       W&T Offshore, Inc................................    546     10,483
       Warren Resources, Inc.+..........................  1,144      5,800
       ZaZa Energy Corp.+...............................    582        288
                                                                ----------
                                                                 1,657,262
                                                                ----------
     OIL FIELD MACHINERY & EQUIPMENT -- 0.1%
       Bolt Technology Corp.............................    135      2,279
       Flotek Industries, Inc.+.........................    750     21,007
       Forum Energy Technologies, Inc.+.................    618     18,453
       Gulf Island Fabrication, Inc.....................    227      4,554
       Mitcham Industries, Inc.+........................    202      2,788
       Natural Gas Services Group, Inc.+................    194      5,954
       Thermon Group Holdings, Inc.+....................    426     10,147
                                                                ----------
                                                                    65,182
                                                                ----------
     OIL REFINING & MARKETING -- 0.1%
       Adams Resources & Energy, Inc....................     33      2,378
       Alon USA Energy, Inc.............................    366      5,962
       Arabian American Development Co.+................    312      3,410
       Delek US Holdings, Inc...........................    583     18,650
       Western Refining, Inc............................    850     36,975
                                                                ----------
                                                                    67,375
                                                                ----------
     OIL-FIELD SERVICES -- 1.3%
       Basic Energy Services, Inc.+.....................    470     12,417
       C&J Energy Services, Inc.+.......................    708     21,282
       Cal Dive International, Inc.+....................  1,538      2,276
       CARBO Ceramics, Inc..............................    311     43,512
       Exterran Holdings, Inc...........................    904     38,890
       Helix Energy Solutions Group, Inc.+..............  1,664     40,003
       Hornbeck Offshore Services, Inc.+................    562     23,284
       Key Energy Services, Inc.+.......................  2,392     24,016
       Matrix Service Co.+..............................    409     12,667

                                                                 VALUE
                     SECURITY DESCRIPTION                SHARES (NOTE 4)
        ----------------------------------------------------------------
        OIL-FIELD SERVICES (CONTINUED)
          Newpark Resources, Inc.+......................  1,353 $ 16,290
          Pioneer Energy Services Corp.+................    977   14,626
          SEACOR Holdings, Inc.+........................    316   26,351
          Targa Resources Corp..........................    517   55,831
          Tesco Corp....................................    475    9,500
          TETRA Technologies, Inc.+.....................  1,229   15,362
          Willbros Group, Inc.+......................... 26,398  293,282
                                                                --------
                                                                 649,589
                                                                --------
        OPTICAL RECOGNITION EQUIPMENT -- 0.0%
          Digimarc Corp.................................     98    3,236
                                                                --------
        OPTICAL SUPPLIES -- 0.0%
          Staar Surgical Co.+...........................    577    9,815
                                                                --------
        PAPER & RELATED PRODUCTS -- 1.4%
          Clearwater Paper Corp.+.......................    331   20,320
          KapStone Paper and Packaging Corp.+...........  1,283   33,846
          Neenah Paper, Inc.............................  6,721  338,537
          Orchids Paper Products Co.....................  9,234  248,118
          P.H. Glatfelter Co............................    674   17,200
          Resolute Forest Products, Inc.+...............  1,096   19,553
          Schweitzer-Mauduit International, Inc.........    493   21,514
          Wausau Paper Corp.............................    776    9,281
          Xerium Technologies, Inc.+....................    171    2,308
                                                                --------
                                                                 710,677
                                                                --------
        PATIENT MONITORING EQUIPMENT -- 0.1%
          Insulet Corp.+................................    839   31,572
          Masimo Corp.+.................................    765   20,471
                                                                --------
                                                                  52,043
                                                                --------
        PHARMACY SERVICES -- 0.0%
          BioScrip, Inc.+...............................    916    6,339
                                                                --------
        PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.6%
          HealthSouth Corp..............................  1,370   47,457
          U.S. Physical Therapy, Inc....................  8,550  263,767
                                                                --------
                                                                 311,224
                                                                --------
        PHYSICIANS PRACTICE MANAGEMENT -- 0.0%
          Healthways, Inc.+.............................    537    9,666
          IPC The Hospitalist Co., Inc.+................    263   10,651
                                                                --------
                                                                  20,317
                                                                --------
        PIPELINES -- 0.1%
          Primoris Services Corp........................    554   15,501
          SemGroup Corp., Class A.......................    660   42,161
                                                                --------
                                                                  57,662
                                                                --------
        PLATINUM -- 0.1%
          Stillwater Mining Co.+........................  1,855   29,272
                                                                --------
        POLLUTION CONTROL -- 0.6%
          Advanced Emissions Solutions, Inc.+...........    338    7,750
          CECO Environmental Corp....................... 19,456  309,156
                                                                --------
                                                                 316,906
                                                                --------
        POULTRY -- 0.1%
          Pilgrim's Pride Corp.+........................    952   20,811
          Sanderson Farms, Inc..........................    361   29,699
                                                                --------
                                                                  50,510
                                                                --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 4)
          ------------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          POWER CONVERTER/SUPPLY EQUIPMENT -- 0.2%
            Advanced Energy Industries, Inc.+.........    617 $ 13,500
            Capstone Turbine Corp.+...................  4,784    9,855
            Generac Holdings, Inc.....................    810   47,693
            Powell Industries, Inc....................    145    9,181
            PowerSecure International, Inc.+..........    340    7,558
            SunPower Corp.+...........................    647   21,623
            Vicor Corp.+..............................    278    2,324
                                                              --------
                                                               111,734
                                                              --------
          PRECIOUS METALS -- 0.0%
            Coeur Mining, Inc.+.......................  1,594   13,804
            Paramount Gold and Silver Corp.+..........  2,166    2,188
                                                              --------
                                                                15,992
                                                              --------
          PRINTING-COMMERCIAL -- 1.1%
            ARC Document Solutions, Inc.+............. 33,602  215,053
            Cenveo, Inc.+............................. 83,756  258,806
            Deluxe Corp...............................    799   43,905
            Ennis, Inc................................    411    6,149
            Multi-Color Corp..........................    192    6,691
            Quad/Graphics, Inc........................    392    8,487
            VistaPrint NV+............................    513   20,248
                                                              --------
                                                               559,339
                                                              --------
          PRIVATE EQUITY -- 0.0%
            Fidus Investment Corp.....................    215    3,939
            Gladstone Investment Corp.................    416    3,270
                                                              --------
                                                                 7,209
                                                              --------
          PROTECTION/SAFETY -- 0.0%
            Landauer, Inc.............................    150    6,486
                                                              --------
          PUBLISHING-BOOKS -- 0.0%
            Courier Corp..............................    180    2,615
            Houghton Mifflin Harcourt Co.+............    330    6,742
            Scholastic Corp...........................    415   13,658
                                                              --------
                                                                23,015
                                                              --------
          PUBLISHING-NEWSPAPERS -- 0.1%
            AH Belo Corp., Class A....................    297    3,419
            Daily Journal Corp.+......................     14    2,468
            McClatchy Co., Class A+...................    955    5,233
            New York Times Co., Class A...............  2,026   32,578
                                                              --------
                                                                43,698
                                                              --------
          PUBLISHING-PERIODICALS -- 0.0%
            Dex Media, Inc.+..........................    269    1,972
                                                              --------
          RACETRACKS -- 0.1%
            Churchill Downs, Inc......................    216   18,971
            International Speedway Corp., Class A.....    437   13,739
            Speedway Motorsports, Inc.................    183    3,329
                                                              --------
                                                                36,039
                                                              --------
          RADIO -- 0.0%
            Beasley Broadcasting Group, Inc., Class A.     69      531
            Cumulus Media, Inc., Class A+.............  1,463    9,378
            Entercom Communications Corp., Class A+...    376    4,061
            Saga Communications, Inc., Class A........     76    3,367
            Salem Communications Corp., Class A.......    163    1,436
                                                              --------
                                                                18,773
                                                              --------

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 4)
         --------------------------------------------------------------
         REAL ESTATE INVESTMENT TRUSTS -- 4.1%
           Acadia Realty Trust.........................   865  $23,467
           AG Mortgage Investment Trust, Inc...........   439    7,766
           Agree Realty Corp...........................   234    6,990
           Alexander's, Inc............................    33   11,410
           Altisource Residential Corp.................   888   24,971
           American Assets Trust, Inc..................   528   17,926
           American Capital Mortgage Investment Corp...   831   16,454
           American Realty Capital Properties, Inc..... 7,385   96,670
           American Residential Properties, Inc.+......   215    3,864
           AmREIT, Inc., Class B.......................   308    5,131
           Anworth Mtg. Asset Corp..................... 2,145   11,583
           Apollo Commercial Real Estate Finance, Inc..   579    9,849
           Apollo Residential Mortgage, Inc............   503    8,123
           Ares Commercial Real Estate Corp............   336    4,287
           Armada Hoffler Properties, Inc..............   298    2,885
           ARMOUR Residential REIT, Inc................ 5,876   24,914
           Ashford Hospitality Prime, Inc..............   289    4,433
           Ashford Hospitality Trust, Inc..............   965    9,901
           Associated Estates Realty Corp..............   904   15,169
           Aviv REIT, Inc..............................   181    4,777
           Campus Crest Communities, Inc............... 1,014    8,731
           Capstead Mortgage Corp...................... 1,501   19,183
           CatchMark Timber Trust, Inc., Class A.......   190    2,561
           Cedar Realty Trust, Inc..................... 1,136    7,032
           Chambers Street Properties.................. 3,714   28,932
           Chatham Lodging Trust.......................   413    8,396
           Chesapeake Lodging Trust....................   763   20,593
           Colony Financial, Inc....................... 1,451   31,559
           CoreSite Realty Corp........................   326    9,917
           Cousins Properties, Inc..................... 2,640   30,703
           CubeSmart................................... 2,203   40,976
           CYS Investments, Inc........................ 2,539   21,835
           DCT Industrial Trust, Inc................... 4,968   38,850
           DiamondRock Hospitality Co.................. 3,070   37,669
           DuPont Fabros Technology, Inc...............   980   23,745
           Dynex Capital, Inc..........................   863    7,405
           EastGroup Properties, Inc...................   475   30,044
           Education Realty Trust, Inc................. 1,791   18,268
           Ellington Residential Mortgage REIT.........   101    1,650
           Empire State Realty Trust, Inc., Class A.... 1,294   19,798
           EPR Properties..............................   811   43,478
           Equity One, Inc.............................   946   21,313
           Excel Trust, Inc............................   751    9,478
           FelCor Lodging Trust, Inc................... 1,949   17,989
           First Industrial Realty Trust, Inc.......... 1,688   31,009
           First Potomac Realty Trust..................   923   12,027
           Franklin Street Properties Corp............. 1,414   17,223
           Geo Group, Inc.............................. 1,125   37,721
           Getty Realty Corp...........................   402    7,606
           Gladstone Commercial Corp...................   246    4,339
           Glimcher Realty Trust....................... 2,270   23,131
           Government Properties Income Trust..........   859   21,862
           Gramercy Property Trust, Inc................   933    4,870
           Hannon Armstrong Sustainable
            Infrastructure Capital, Inc................   231    3,054
           Healthcare Realty Trust, Inc................ 1,506   37,876
           Hersha Hospitality Trust.................... 3,181   18,482
           Highwoods Properties, Inc................... 1,411   56,934

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                 VALUE
                    SECURITY DESCRIPTION                SHARES  (NOTE 4)
      -------------------------------------------------------------------
      COMMON STOCKS (CONTINUED)
      REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
        Hudson Pacific Properties, Inc.................    790 $   18,605
        Inland Real Estate Corp........................  1,340     14,003
        Invesco Mortgage Capital, Inc..................  1,956     32,607
        Investors Real Estate Trust....................  1,667     14,536
        iStar Financial, Inc.+.........................  1,336     19,853
        JAVELIN Mortgage Investment Corp...............    188      2,484
        Kite Realty Group Trust........................  2,052     12,722
        LaSalle Hotel Properties.......................  1,633     54,020
        Lexington Realty Trust.........................  2,822     30,365
        LTC Properties, Inc............................    546     21,092
        Medical Properties Trust, Inc..................  2,538     34,263
        Monmouth Real Estate Investment Corp., Class A.    714      6,704
        National Health Investors, Inc.................    458     28,254
        New Residential Investment Corp................  3,974     24,241
        New York Mortgage Trust, Inc...................  1,187      8,748
        NorthStar Realty Finance Corp..................  5,135     82,263
        One Liberty Properties, Inc....................    185      4,094
        Parkway Properties, Inc........................    928     17,502
        Pebblebrook Hotel Trust........................    965     33,235
        Pennsylvania Real Estate Investment Trust......  1,068     17,675
        PennyMac Mortgage Investment Trust.............  1,107     25,948
        Physicians Realty Trust........................    316      4,336
        Potlatch Corp..................................    636     24,314
        PS Business Parks, Inc.........................    305     26,160
        QTS Realty Trust, Inc., Class A................    221      6,022
        RAIT Financial Trust...........................  1,279     10,462
        Ramco-Gershenson Properties Trust..............  1,045     17,222
        Redwood Trust, Inc.............................  1,290     28,122
        Resource Capital Corp..........................  1,994     10,967
        Retail Opportunity Investments Corp............  1,128     17,642
        Rexford Industrial Realty, Inc.................    266      3,783
        RLJ Lodging Trust..............................  1,942     51,793
        Rouse Properties, Inc..........................    409      6,867
        Ryman Hospitality Properties, Inc..............    693     31,566
        Sabra Health Care REIT, Inc....................    586     17,562
        Saul Centers, Inc..............................    123      5,644
        Select Income REIT.............................    344     10,588
        Silver Bay Realty Trust Corp...................    239      3,580
        Sovran Self Storage, Inc.......................    493     37,419
        STAG Industrial, Inc...........................    697     16,400
        Strategic Hotels & Resorts, Inc.+..............  2,848     30,730
        Summit Hotel Properties, Inc...................  1,254     11,361
        Sun Communities, Inc...........................    634     28,891
        Sunstone Hotel Investors, Inc..................  2,872     41,098
        Terreno Realty Corp............................    393      7,180
        UMH Properties, Inc............................    282      2,778
        Universal Health Realty Income Trust...........    187      7,934
        Urstadt Biddle Properties, Inc., Class A.......    391      7,980
        Washington Real Estate Investment Trust........  1,044     25,536
        Western Asset Mortgage Capital Corp............    422      6,233
        Whitestone REIT, Class B.......................    335      4,700
        Winthrop Realty Trust..........................    502      6,978
        ZAIS Financial Corp............................     89      1,468
                                                               ----------
                                                                2,103,339
                                                               ----------
      REAL ESTATE MANAGEMENT/SERVICES -- 0.9%
        HFF, Inc., Class A............................. 12,860    437,240
        Kennedy-Wilson Holdings, Inc...................  1,019     22,255
        Marcus & Millichap, Inc.+......................    108      1,785

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 4)
         -------------------------------------------------------------
         REAL ESTATE MANAGEMENT/SERVICES (CONTINUED)
           RE/MAX Holdings, Inc., Class A.............   182  $  5,136
                                                              --------
                                                               466,416
                                                              --------
         REAL ESTATE OPERATIONS & DEVELOPMENT -- 0.1%
           Alexander & Baldwin, Inc...................   676    25,222
           AV Homes, Inc.+............................   148     2,535
           Consolidated-Tomoka Land Co................    92     3,637
           Forestar Group, Inc.+......................   544     9,275
                                                              --------
                                                                40,669
                                                              --------
         RECREATIONAL CENTERS -- 0.1%
           ClubCorp Holdings, Inc.....................   325     6,123
           Life Time Fitness, Inc.+...................   676    32,448
           Town Sports International Holdings, Inc....   377     2,643
                                                              --------
                                                                41,214
                                                              --------
         RECREATIONAL VEHICLES -- 0.0%
           Arctic Cat, Inc............................   207     8,464
           Malibu Boats, Inc., Class A+...............   129     2,872
                                                              --------
                                                                11,336
                                                              --------
         RENTAL AUTO/EQUIPMENT -- 0.1%
           Electro Rent Corp..........................   295     4,764
           H&E Equipment Services, Inc.+..............   467    18,003
           McGrath RentCorp...........................   396    12,506
           Rent-A-Center, Inc.........................   839    24,507
                                                              --------
                                                                59,780
                                                              --------
         RESEARCH & DEVELOPMENT -- 0.1%
           Albany Molecular Research, Inc.+...........   365     5,862
           AVEO Pharmaceuticals, Inc.+................   815     1,002
           PAREXEL International Corp.+...............   893    40,498
                                                              --------
                                                                47,362
                                                              --------
         RESORTS/THEME PARKS -- 0.1%
           Marriott Vacations Worldwide Corp.+........   458    24,952
           Vail Resorts, Inc..........................   564    39,046
                                                              --------
                                                                63,998
                                                              --------
         RESPIRATORY PRODUCTS -- 0.0%
           Inogen, Inc.+..............................    80     1,129
                                                              --------
         RETAIL-APPAREL/SHOE -- 0.7%
           Aeropostale, Inc.+......................... 1,232     6,123
           ANN, Inc.+.................................   741    29,040
           bebe stores, Inc...........................   546     2,757
           Body Central Corp.+........................   260       270
           Brown Shoe Co., Inc........................   679    16,018
           Buckle, Inc................................   439    20,629
           Burlington Stores, Inc.+...................   241     6,264
           Cato Corp., Class A........................   433    12,336
           Children's Place Retail Stores, Inc........   363    17,424
           Christopher & Banks Corp.+.................   570     3,557
           Destination Maternity Corp.................   213     5,253
           Destination XL Group, Inc.+................   661     3,569
           Express, Inc.+............................. 1,341    19,538
           Finish Line, Inc., Class A.................   773    21,281
           Francesca's Holdings Corp.+................   691    11,305
           Genesco, Inc.+.............................   377    28,791
           Jos. A. Bank Clothiers, Inc.+..............   439    28,337

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 4)
            -------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            RETAIL-APPAREL/SHOE (CONTINUED)
              Kate Spade & Co.+....................  1,884 $ 65,507
              Men's Wearhouse, Inc.................    745   35,298
              New York & Co., Inc.+................    452    1,894
              Pacific Sunwear of California, Inc.+.    725    2,088
              Shoe Carnival, Inc...................    236    5,390
              Stein Mart, Inc......................    435    5,437
              Tilly's, Inc.+.......................    155    1,752
              Vera Bradley, Inc.+..................    340    9,622
              Wet Seal, Inc., Class A+.............  1,397    1,579
              Winmark Corp.........................     35    2,655
                                                           --------
                                                            363,714
                                                           --------
            RETAIL-APPLIANCES -- 0.0%
              Conn's, Inc.+........................    353   15,613
              hhgregg, Inc.+.......................    189    1,629
                                                           --------
                                                             17,242
                                                           --------
            RETAIL-AUTO PARTS -- 0.0%
              Pep Boys-Manny Moe & Jack+...........    835    8,534
                                                           --------
            RETAIL-AUTOMOBILE -- 0.3%
              America's Car-Mart, Inc.+............    126    4,554
              Asbury Automotive Group, Inc.+.......    490   30,253
              Group 1 Automotive, Inc..............    342   24,668
              Lithia Motors, Inc., Class A.........    349   25,924
              Penske Automotive Group, Inc.........    663   30,405
              Rush Enterprises, Inc., Class A+.....    545   17,494
              Sonic Automotive, Inc., Class A......    612   14,896
                                                           --------
                                                            148,194
                                                           --------
            RETAIL-BEDDING -- 0.0%
              Mattress Firm Holding Corp.+.........    211    9,535
                                                           --------
            RETAIL-BOOKSTORES -- 0.0%
              Barnes & Noble, Inc.+................    635   10,414
                                                           --------
            RETAIL-BUILDING PRODUCTS -- 0.1%
              Lumber Liquidators Holdings, Inc.+...    431   37,566
              Tile Shop Holdings, Inc.+............    290    4,087
                                                           --------
                                                             41,653
                                                           --------
            RETAIL-COMPUTER EQUIPMENT -- 0.0%
              PC Connection, Inc...................    147    2,941
              Systemax, Inc.+......................    171    2,957
                                                           --------
                                                              5,898
                                                           --------
            RETAIL-CONSUMER ELECTRONICS -- 0.0%
              RadioShack Corp.+....................  1,566    2,239
                                                           --------
            RETAIL-CONVENIENCE STORE -- 0.7%
              Casey's General Stores, Inc..........    602   41,333
              Pantry, Inc.+........................ 18,980  285,459
              Susser Holdings Corp.+...............    283   21,899
                                                           --------
                                                            348,691
                                                           --------
            RETAIL-DISCOUNT -- 0.6%
              Citi Trends, Inc.+................... 16,033  272,401
              Fred's, Inc., Class A................    577   10,513
              Gordmans Stores, Inc.................    139      624
              HSN, Inc.............................    531   30,819
              Tuesday Morning Corp.+...............    673    9,408
                                                           --------
                                                            323,765
                                                           --------

                                                              VALUE
                     SECURITY DESCRIPTION             SHARES (NOTE 4)
           ----------------------------------------------------------
           RETAIL-DRUG STORE -- 0.2%
             Rite Aid Corp.+......................... 11,468 $ 83,716
                                                             --------
           RETAIL-HAIR SALONS -- 0.0%
             Regis Corp..............................    746    9,802
                                                             --------
           RETAIL-HOME FURNISHINGS -- 0.3%
             Haverty Furniture Cos., Inc.............  4,940  126,168
             Kirkland's, Inc.+.......................    219    3,747
             Pier 1 Imports, Inc.....................  1,489   27,189
             Restoration Hardware Holdings, Inc.+....    278   17,344
                                                             --------
                                                              174,448
                                                             --------
           RETAIL-HYPERMARKETS -- 0.0%
             Roundy's, Inc...........................    432    2,925
                                                             --------
           RETAIL-JEWELRY -- 0.0%
             Zale Corp.+.............................    510   10,909
                                                             --------
           RETAIL-LEISURE PRODUCTS -- 0.6%
             MarineMax, Inc.+........................ 17,946  288,213
             West Marine, Inc.+......................    267    2,857
                                                             --------
                                                              291,070
                                                             --------
           RETAIL-MAJOR DEPARTMENT STORES -- 0.0%
             Sears Hometown and Outlet Stores, Inc.+.    136    3,211
                                                             --------
           RETAIL-MISC./DIVERSIFIED -- 0.1%
             Container Store Group, Inc.+............    226    6,235
             Five Below, Inc.+.......................    515   20,760
             PriceSmart, Inc.........................    296   28,428
                                                             --------
                                                               55,423
                                                             --------
           RETAIL-MUSIC STORE -- 0.0%
             Trans World Entertainment Corp..........    166      543
                                                             --------
           RETAIL-OFFICE SUPPLIES -- 0.1%
             Office Depot, Inc.+.....................  7,541   30,843
                                                             --------
           RETAIL-PAWN SHOPS -- 0.1%
             Cash America International, Inc.........    448   19,510
             Ezcorp, Inc., Class A+..................    802    8,365
             First Cash Financial Services, Inc.+....    458   22,337
                                                             --------
                                                               50,212
                                                             --------
           RETAIL-PET FOOD & SUPPLIES -- 0.0%
             PetMed Express, Inc.....................    316    4,136
                                                             --------
           RETAIL-REGIONAL DEPARTMENT STORES -- 0.0%
             Bon-Ton Stores, Inc.....................    212    2,332
             Stage Stores, Inc.......................    514    9,859
                                                             --------
                                                               12,191
                                                             --------
           RETAIL-RESTAURANTS -- 2.7%
             Biglari Holdings, Inc.+.................     23    9,867
             BJ's Restaurants, Inc.+.................    387   11,049
             Bloomin' Brands, Inc.+..................    869   18,527
             Bob Evans Farms, Inc....................    388   18,186
             Bravo Brio Restaurant Group, Inc.+......    308    4,611
             Buffalo Wild Wings, Inc.+...............    295   43,105
             Carrols Restaurant Group, Inc.+.........    372    2,496
             Cheesecake Factory, Inc.................    838   37,618
             Chuy's Holdings, Inc.+..................  7,245  260,458
             Cracker Barrel Old Country Store, Inc...    309   29,275
             Del Frisco's Restaurant Group, Inc.+....  9,368  243,662

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                 VALUE
                    SECURITY DESCRIPTION                SHARES  (NOTE 4)
       ------------------------------------------------------------------
       COMMON STOCKS (CONTINUED)
       RETAIL-RESTAURANTS (CONTINUED)
         Denny's Corp.+................................ 46,791 $  315,371
         DineEquity, Inc...............................    260     19,711
         Diversified Restaurant Holdings, Inc.+........    168        842
         Einstein Noah Restaurant Group, Inc...........    102      1,567
         Fiesta Restaurant Group, Inc.+................    352     12,887
         Ignite Restaurant Group, Inc.+................    113      1,598
         Jack in the Box, Inc.+........................    658     35,229
         Jamba, Inc.+..................................    262      2,898
         Kona Grill, Inc.+.............................  8,350    195,807
         Krispy Kreme Doughnuts, Inc.+.................  1,028     18,031
         Luby's, Inc.+.................................    313      1,696
         Nathan's Famous, Inc.+........................     43      2,119
         Noodles & Co.+................................     97      3,181
         Papa John's International, Inc................    503     22,062
         Popeyes Louisiana Kitchen, Inc.+..............    375     14,287
         Potbelly Corp.+...............................    136      2,312
         Red Robin Gourmet Burgers, Inc.+..............    222     15,092
         Ruby Tuesday, Inc.+...........................    957      7,378
         Ruth's Hospitality Group, Inc.................    563      7,088
         Sonic Corp.+..................................    882     16,793
         Texas Roadhouse, Inc..........................    980     24,245
                                                               ----------
                                                                1,399,048
                                                               ----------
       RETAIL-SPORTING GOODS -- 0.1%
         Big 5 Sporting Goods Corp.....................    264      3,224
         Hibbett Sports, Inc.+.........................    408     21,971
         Zumiez, Inc.+.................................    332      8,117
                                                               ----------
                                                                   33,312
                                                               ----------
       RETAIL-VITAMINS & NUTRITION SUPPLEMENTS -- 0.0%
         Vitamin Shoppe, Inc.+.........................    477     22,839
                                                               ----------
       RETIREMENT/AGED CARE -- 0.1%
         Capital Senior Living Corp.+..................    450     11,128
         Emeritus Corp.+...............................    633     18,882
         Five Star Quality Care, Inc.+.................    673      3,251
                                                               ----------
                                                                   33,261
                                                               ----------
       RUBBER-TIRES -- 0.1%
         Cooper Tire & Rubber Co.......................    995     25,024
                                                               ----------
       RUBBER/PLASTIC PRODUCTS -- 0.1%
         Myers Industries, Inc.........................    443      8,284
         Proto Labs, Inc.+.............................    268     16,225
                                                               ----------
                                                                   24,509
                                                               ----------
       SATELLITE TELECOM -- 0.1%
         DigitalGlobe, Inc.+...........................  1,170     34,843
         Iridium Communications, Inc.+.................  1,008      6,723
         Loral Space & Communications, Inc.+...........    205     14,758
                                                               ----------
                                                                   56,324
                                                               ----------
       SAVINGS & LOANS/THRIFTS -- 0.6%
         Astoria Financial Corp........................  1,387     18,392
         Banc of California, Inc.......................    256      3,218
         Bank Mutual Corp..............................    729      4,389
         BankFinancial Corp............................    331      3,257
         BBX Capital Corp.+............................    113      2,116
         Beneficial Mutual Bancorp, Inc.+..............    502      6,546
         Berkshire Hills Bancorp, Inc..................    394      9,231
         BofI Holding, Inc.+...........................    190     15,316

                                                                VALUE
                     SECURITY DESCRIPTION               SHARES (NOTE 4)
         --------------------------------------------------------------
         SAVINGS & LOANS/THRIFTS (CONTINUED)
           Brookline Bancorp, Inc...................... 1,101  $  9,997
           Capitol Federal Financial, Inc.............. 2,340    28,174
           Charter Financial Corp......................   357     3,927
           Clifton Bancorp, Inc........................   129     1,495
           Dime Community Bancshares, Inc..............   500     8,150
           ESB Financial Corp..........................   202     2,549
           ESSA Bancorp, Inc...........................   134     1,392
           EverBank Financial Corp..................... 1,264    23,662
           First Defiance Financial Corp...............   153     4,134
           First Federal Bancshares of Arkansas, Inc.+.    46       408
           First Financial Northwest, Inc..............   238     2,428
           Flagstar Bancorp, Inc.+.....................   312     5,491
           Flushing Financial Corp.....................   484     9,302
           Fox Chase Bancorp, Inc......................   191     3,186
           Hingham Institution for Savings.............    20     1,390
           Home Bancorp, Inc.+.........................   102     2,065
           Home Federal Bancorp, Inc...................   228     3,431
           HomeStreet, Inc.............................   204     3,705
           HomeTrust Bancshares, Inc.+.................   327     4,993
           Investors Bancorp, Inc......................   793    21,197
           Kearny Financial Corp.+.....................   225     3,280
           Meridian Interstate Bancorp, Inc.+..........   131     3,310
           Meta Financial Group, Inc...................    94     3,940
           NASB Financial, Inc.........................    66     1,575
           Northfield Bancorp, Inc.....................   914    11,855
           Northwest Bancshares, Inc................... 1,472    19,563
           OceanFirst Financial Corp...................   216     3,503
           Oritani Financial Corp......................   713    10,574
           Pacific Premier Bancorp, Inc.+..............   261     3,563
           Provident Financial Holdings, Inc...........   136     1,914
           Provident Financial Services, Inc...........   937    16,285
           Rockville Financial, Inc....................   407     5,356
           Sterling Bancorp............................ 1,310    15,668
           Territorial Bancorp, Inc....................   158     3,233
           United Community Financial Corp.+...........   775     2,581
           United Financial Bancorp, Inc...............   309     5,451
           Waterstone Financial, Inc...................   127     1,322
           Westfield Financial, Inc....................   285     1,952
           WSFS Financial Corp.........................   123     8,317
                                                               --------
                                                                326,783
                                                               --------
         SCHOOLS -- 0.2%
           American Public Education, Inc.+............   277     9,584
           Bridgepoint Education, Inc.+................   236     3,741
           Bright Horizons Family Solutions, Inc.+.....   186     7,585
           Capella Education Co........................   174    10,155
           Career Education Corp.+.....................   867     6,260
           Corinthian Colleges, Inc.+.................. 1,245     1,432
           Education Management Corp.+.................   379     1,505
           Grand Canyon Education, Inc.+...............   713    30,744
           ITT Educational Services, Inc.+.............   367     9,909
           K12, Inc.+..................................   427    10,111
           Lincoln Educational Services Corp...........   377     1,538
           Strayer Education, Inc.+....................   170     7,247
           Universal Technical Institute, Inc..........   336     4,035
                                                               --------
                                                                103,846
                                                               --------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                                  VALUE
                     SECURITY DESCRIPTION               SHARES   (NOTE 4)
            -------------------------------------------------------------
            COMMON STOCKS (CONTINUED)
            SECURITY SERVICES -- 0.1%
              Ascent Capital Group, Inc., Class A+.....   222    $ 15,267
              Brink's Co...............................   753      19,156
              LifeLock, Inc.+.......................... 1,007      15,810
                                                                 --------
                                                                   50,233
                                                                 --------
            SEISMIC DATA COLLECTION -- 0.1%
              Dawson Geophysical Co....................   126       3,561
              Geospace Technologies Corp.+.............   203      11,800
              ION Geophysical Corp.+................... 2,091       9,201
              TGC Industries, Inc.+....................   250       1,265
                                                                 --------
                                                                   25,827
                                                                 --------
            SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.4%
              Aeroflex Holding Corp.+..................   308       2,356
              ANADIGICS, Inc.+......................... 1,292       1,615
              Cirrus Logic, Inc.+......................   995      22,188
              Cypress Semiconductor Corp............... 2,309      21,866
              Emulex Corp.+............................ 1,264       9,038
              Exar Corp.+..............................   601       6,503
              Hittite Microwave Corp...................   495      29,383
              Integrated Device Technology, Inc.+...... 2,070      24,157
              MaxLinear, Inc., Class A+................   382       3,006
              Micrel, Inc..............................   731       7,281
              Pericom Semiconductor Corp.+.............   360       2,905
              Power Integrations, Inc..................   455      21,490
              Sigma Designs, Inc.+.....................   481       1,813
              TriQuint Semiconductor, Inc.+............ 2,564      36,358
                                                                 --------
                                                                  189,959
                                                                 --------
            SEMICONDUCTOR EQUIPMENT -- 0.3%
              Axcelis Technologies, Inc.+.............. 1,701       3,045
              Brooks Automation, Inc................... 1,044      10,680
              Cabot Microelectronics Corp.+............   384      16,654
              Cohu, Inc................................   388       3,996
              Entegris, Inc.+.......................... 2,188      24,265
              FormFactor, Inc.+........................   847       4,870
              Intermolecular, Inc.+....................   271         737
              LTX-Credence Corp.+......................   747       7,194
              MKS Instruments, Inc.....................   833      23,449
              Nanometrics, Inc.+.......................   363       5,902
              Photronics, Inc.+........................   955       8,289
              Rudolph Technologies, Inc.+..............   513       4,674
              Tessera Technologies, Inc................   829      18,180
              Ultra Clean Holdings, Inc.+..............   375       3,195
              Ultratech, Inc.+.........................   436      11,606
              Veeco Instruments, Inc.+.................   615      22,737
                                                                 --------
                                                                  169,473
                                                                 --------
            SILVER MINING -- 0.0%
              Hecla Mining Co.......................... 5,227      16,047
                                                                 --------
            SOFTWARE TOOLS -- 0.0%
              Rocket Fuel, Inc.+.......................    83       2,662
                                                                 --------
            SPECIFIED PURPOSE ACQUISITIONS -- 0.0%
              National Bank Holdings Corp., Class A....   714      13,680
                                                                 --------
            STEEL PIPE & TUBE -- 0.1%
              Furmanite Corp.+.........................   587       6,152
              Mueller Water Products, Inc., Class A.... 2,480      22,618

                                                                  VALUE
                     SECURITY DESCRIPTION                 SHARES (NOTE 4)
       -----------------------------------------------------------------
       STEEL PIPE & TUBE (CONTINUED)
         Northwest Pipe Co.+.............................    148 $  5,294
         Omega Flex, Inc.................................     43      867
                                                                 --------
                                                                   34,931
                                                                 --------
       STEEL-PRODUCERS -- 0.1%
         AK Steel Holding Corp.+.........................  2,141   14,987
         Commercial Metals Co............................  1,836   35,251
         Schnitzer Steel Industries, Inc., Class A.......    404   11,340
         Shiloh Industries, Inc.+........................     96    1,895
                                                                 --------
                                                                   63,473
                                                                 --------
       STEEL-SPECIALTY -- 0.0%
         Universal Stainless & Alloy Products, Inc.+.....    109    3,912
                                                                 --------
       STORAGE/WAREHOUSING -- 0.1%
         Mobile Mini, Inc................................    602   26,597
         Wesco Aircraft Holdings, Inc.+..................    647   13,108
                                                                 --------
                                                                   39,705
                                                                 --------
       SUPERCONDUCTOR PRODUCT & SYSTEMS -- 0.0%
         American Superconductor Corp.+..................    829    1,061
                                                                 --------
       SUPRANATIONAL BANKS -- 0.0%
         Banco Latinoamericano de Comercio Exterior SA,
          Class E........................................    460   11,831
                                                                 --------
       TELECOM EQUIPMENT-FIBER OPTICS -- 0.2%
         Alliance Fiber Optic Products, Inc..............    181    3,479
         Ciena Corp.+....................................  1,595   31,533
         Finisar Corp.+..................................  1,467   38,362
         Harmonic, Inc.+.................................  1,591   11,185
         KVH Industries, Inc.+...........................    244    3,296
         Oplink Communications, Inc.+....................    299    5,125
                                                                 --------
                                                                   92,980
                                                                 --------
       TELECOM SERVICES -- 0.2%
         Aviat Networks, Inc.+...........................    962    1,453
         Cbeyond, Inc.+..................................    421    4,164
         Consolidated Communications Holdings, Inc.......    630   12,550
         EarthLink Holdings Corp.........................  1,619    5,521
         FairPoint Communications, Inc.+.................    326    4,447
         Hawaiian Telcom Holdco, Inc.+...................    162    4,312
         Inteliquent, Inc................................    511    6,970
         Lumos Networks Corp.............................    243    3,210
         ORBCOMM, Inc.+..................................    653    4,094
         Premiere Global Services, Inc.+.................    756    9,616
         RigNet, Inc.+...................................    186    8,697
         Straight Path Communications, Inc., Class B+....    121      847
         USA Mobility, Inc...............................    340    5,824
         Vonage Holdings Corp.+..........................  2,440    9,370
         West Corp.......................................    335    8,157
                                                                 --------
                                                                   89,232
                                                                 --------
       TELECOMMUNICATION EQUIPMENT -- 0.7%
         8x8, Inc.+...................................... 25,645  248,757
         ADTRAN, Inc.....................................    931   20,882
         ARRIS Group, Inc.+..............................  1,830   47,745
         Comtech Telecommunications Corp.................    241    7,652
         Neonode, Inc.+..................................    427    2,284
         Numerex Corp., Class A+.........................    220    2,255
         Plantronics, Inc................................    680   29,628

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)


                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 4)
         -------------------------------------------------------------
         COMMON STOCKS (CONTINUED)
         TELECOMMUNICATION EQUIPMENT (CONTINUED)
           Preformed Line Products Co.................     41 $  2,450
           ShoreTel, Inc.+............................    924    6,976
           Sonus Networks, Inc.+......................  2,995    9,794
           Westell Technologies, Inc. Class A+........    698    2,275
                                                              --------
                                                               380,698
                                                              --------
         TELEPHONE-INTEGRATED -- 0.1%
           Atlantic Tele-Network, Inc.................    152    8,994
           Cincinnati Bell, Inc.+.....................  3,266   10,941
           General Communication, Inc., Class A+......    494    5,158
           HickoryTech Corp.+.........................    213    2,528
           IDT Corp., Class B.........................    242    3,833
           Shenandoah Telecommunications Co...........    377   10,567
                                                              --------
                                                                42,021
                                                              --------
         TELEVISION -- 0.1%
           Central European Media Enterprises, Ltd.,
            Class A+..................................  1,203    3,296
           Gray Television, Inc.+.....................    790    8,887
           Sinclair Broadcast Group, Inc., Class A....  1,075   28,735
                                                              --------
                                                                40,918
                                                              --------
         TEXTILE-APPAREL -- 0.0%
           Perry Ellis International, Inc.+...........    194    2,929
           Unifi, Inc.+...............................    234    5,181
                                                              --------
                                                                 8,110
                                                              --------
         TEXTILE-HOME FURNISHINGS -- 0.4%
           Crown Crafts, Inc.......................... 25,380  216,491
                                                              --------
         TEXTILE-PRODUCTS -- 0.0%
           Culp, Inc..................................    128    2,310
                                                              --------
         THEATERS -- 0.6%
           AMC Entertainment Holdings, Inc., Class A+.    331    7,659
           Carmike Cinemas, Inc.+.....................  9,012  267,296
           National CineMedia, Inc....................    947   14,385
           Reading International, Inc.+...............    274    1,940
                                                              --------
                                                               291,280
                                                              --------
         THERAPEUTICS -- 0.7%
           Agios Pharmaceuticals, Inc.+...............    107    4,500
           Anika Therapeutics, Inc.+..................    189    8,078
           AVANIR Pharmaceuticals, Inc., Class A+.....  2,279   11,349
           Cara Therapeutics, Inc.+...................     85    1,223
           Concert Pharmaceuticals, Inc.+.............    104      930
           Dyax Corp.+................................ 27,373  180,935
           Egalet Corp.+..............................     53      613
           Esperion Therapeutics, Inc.+...............     72      993
           Flexion Therapeutics, Inc.+................     71      841
           Hyperion Therapeutics, Inc.+...............    132    3,252
           MannKind Corp.+............................  2,336   15,301
           Neurocrine Biosciences, Inc.+..............  1,183   16,586
           Osiris Therapeutics, Inc.+.................    260    3,700
           Portola Pharmaceuticals, Inc.+.............    172    4,035
           Questcor Pharmaceuticals, Inc..............    815   66,977
           Sarepta Therapeutics, Inc.+................    590   21,907
           Threshold Pharmaceuticals, Inc.+...........    740    3,034
           Xencor, Inc.+..............................    230    2,277
                                                              --------
                                                               346,531
                                                              --------

                                                            VALUE
                     SECURITY DESCRIPTION           SHARES (NOTE 4)
             ------------------------------------------------------
             TOBACCO -- 0.1%
               Alliance One International, Inc.+...  1,377 $  3,539
               Universal Corp......................    367   20,027
               Vector Group, Ltd...................    993   21,151
                                                           --------
                                                             44,717
                                                           --------
             TOYS -- 0.0%
               JAKKS Pacific, Inc..................    302    2,645
               LeapFrog Enterprises, Inc.+.........  1,001    6,857
                                                           --------
                                                              9,502
                                                           --------
             TRANSACTIONAL SOFTWARE -- 0.1%
               ACI Worldwide, Inc.+................    626   35,776
               Bottomline Technologies de, Inc.+...    594   18,794
               InnerWorkings, Inc.+................    696    5,011
               Synchronoss Technologies, Inc.+.....    457   13,911
                                                           --------
                                                             73,492
                                                           --------
             TRANSPORT-AIR FREIGHT -- 0.0%
               Air Transport Services Group, Inc.+.    814    6,374
               Atlas Air Worldwide Holdings, Inc.+.    406   14,206
                                                           --------
                                                             20,580
                                                           --------
             TRANSPORT-EQUIPMENT & LEASING -- 0.1%
               Greenbrier Cos., Inc.+..............    384   20,137
               TAL International Group, Inc........    532   22,440
               Textainer Group Holdings, Ltd.......    335   13,165
                                                           --------
                                                             55,742
                                                           --------
             TRANSPORT-MARINE -- 0.7%
               CAI International, Inc.+............    270    5,872
               Frontline, Ltd.+....................    904    3,074
               GasLog, Ltd.........................    470   12,586
               Gulfmark Offshore, Inc., Class A....    419   18,859
               International Shipholding Corp......     88    2,371
               Knightsbridge Tankers, Ltd.......... 21,119  252,372
               Nordic American Tankers, Ltd........  1,181   10,192
               Scorpio Bulkers, Inc.+..............  2,074   18,562
               Scorpio Tankers, Inc................  2,900   26,129
               Ship Finance International, Ltd.....    879   15,497
               Teekay Tankers, Ltd., Class A.......    977    3,410
               Ultrapetrol Bahamas, Ltd.+..........    336      951
                                                           --------
                                                            369,875
                                                           --------
             TRANSPORT-SERVICES -- 0.3%
               Bristow Group, Inc..................    568   43,622
               CHC Group, Ltd.+....................    559    3,773
               Echo Global Logistics, Inc.+........    280    5,477
               Era Group, Inc.+....................    316    9,022
               Hub Group, Inc., Class A+...........    581   25,942
               Matson, Inc.........................    670   15,872
               PHI, Inc.+..........................    198    8,870
               Universal Truckload Services, Inc...     85    2,096
               UTi Worldwide, Inc..................  1,425   13,951
               XPO Logistics, Inc.+................    811   22,011
                                                           --------
                                                            150,636
                                                           --------
             TRANSPORT-TRUCK -- 1.0%
               ArcBest Corp........................    404   15,926
               Celadon Group, Inc..................    316    7,271
               Forward Air Corp....................    474   20,965

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                               VALUE
                     SECURITY DESCRIPTION              SHARES (NOTE 4)
          ------------------------------------------------------------
          COMMON STOCKS (CONTINUED)
          TRANSPORT-TRUCK (CONTINUED)
            Heartland Express, Inc....................    722 $ 15,711
            Knight Transportation, Inc................    922   21,879
            Marten Transport, Ltd..................... 14,868  348,803
            Patriot Transportation Holding, Inc.+.....    103    3,592
            Quality Distribution, Inc.+...............    331    4,161
            Roadrunner Transportation Systems, Inc.+..    292    7,192
            Saia, Inc.+...............................    381   15,686
            Swift Transportation Co.+.................  1,317   31,674
            Werner Enterprises, Inc...................    718   18,381
            YRC Worldwide, Inc.+......................    491   11,013
                                                              --------
                                                               522,254
                                                              --------
          TRAVEL SERVICES -- 0.0%
            Diamond Resorts International, Inc.+......    280    5,239
            Interval Leisure Group, Inc...............    618   15,926
                                                              --------
                                                                21,165
                                                              --------
          VENTURE CAPITAL -- 0.0%
            GSV Capital Corp.+........................    303    2,660
            Hercules Technology Growth Capital, Inc...    967   13,229
                                                              --------
                                                                15,889
                                                              --------
          VETERINARY DIAGNOSTICS -- 0.1%
            Aratana Therapeutics, Inc.+...............    125    1,723
            Kindred Biosciences, Inc.+................    135    2,145
            Neogen Corp.+.............................    564   23,561
                                                              --------
                                                                27,429
                                                              --------
          VIRTUAL REALITY PRODUCTS -- 0.0%
            RealD, Inc.+..............................    636    6,971
                                                              --------
          VITAMINS & NUTRITION PRODUCTS -- 0.5%
            Lifevantage Corp.+........................  1,610    2,222
            Natural Grocers by Vitamin Cottage, Inc.+.  6,009  213,920
            Nature's Sunshine Products, Inc...........    171    2,284
            Nutraceutical International Corp.+........    134    3,339
            Omega Protein Corp.+......................    313    3,556
            Star Scientific, Inc.+....................  2,615    1,715
            Synutra International, Inc.+..............    272    1,518
            USANA Health Sciences, Inc.+..............     94    6,379
                                                              --------
                                                               234,933
                                                              --------
          WATER -- 0.1%
            American States Water Co..................    606   18,398
            Artesian Resources Corp., Class A.........    119    2,620
            California Water Service Group............    750   16,875
            Connecticut Water Service, Inc............    170    5,525
            Consolidated Water Co., Ltd...............    230    2,673
            Middlesex Water Co........................    248    5,042
            PICO Holdings, Inc.+......................    357    8,300
            SJW Corp..................................    243    6,617
            York Water Co.............................    203    4,062
                                                              --------
                                                                70,112
                                                              --------
          WATER TREATMENT SYSTEMS -- 0.0%
            Energy Recovery, Inc.+....................    694    3,546
            Nuverra Environmental Solutions, Inc.+....    224    3,810
            Pure Cycle Corp.+.........................    270    1,515
                                                              --------
                                                                 8,871
                                                              --------

                                                            VALUE
                   SECURITY DESCRIPTION            SHARES  (NOTE 4)
          -----------------------------------------------------------
          WEB HOSTING/DESIGN -- 0.1%
            Endurance International Group
             Holdings, Inc.+......................    342 $     4,326
            NIC, Inc..............................  1,019      18,689
            Web.com Group, Inc.+..................    658      20,207
            Wix.com, Ltd.+........................    131       2,684
                                                          -----------
                                                               45,906
                                                          -----------
          WEB PORTALS/ISP -- 0.5%
            Blucora, Inc.+........................ 12,374     238,199
            Towerstream Corp.+....................  1,043       1,930
            Trulia, Inc.+.........................    435      14,790
                                                          -----------
                                                              254,919
                                                          -----------
          WIRE & CABLE PRODUCTS -- 0.8%
            Belden, Inc...........................    692      51,076
            Encore Wire Corp......................    325      15,837
            General Cable Corp....................    782      20,035
            Insteel Industries, Inc............... 15,903     327,284
                                                          -----------
                                                              414,232
                                                          -----------
          WIRELESS EQUIPMENT -- 0.3%
            Aruba Networks, Inc.+.................  1,677      33,154
            CalAmp Corp.+.........................    551       9,780
            Gogo, Inc.+...........................    173       2,339
            InterDigital, Inc.....................    646      22,429
            RF Micro Devices, Inc.+...............  4,417      37,280
            Ruckus Wireless, Inc.+................    726       7,587
            Telenav, Inc.+........................    279       1,710
            Tessco Technologies, Inc..............     86       2,829
            Ubiquiti Networks, Inc.+..............    198       7,669
            ViaSat, Inc.+.........................    621      39,874
                                                          -----------
                                                              164,651
                                                          -----------
          WOUND, BURN & SKIN CARE -- 0.3%
            Derma Sciences, Inc.+................. 16,109     166,567
                                                          -----------
          TOTAL COMMON STOCKS
             (cost $49,563,649)...................         49,509,453
                                                          -----------
          EXCHANGE-TRADED FUNDS -- 1.3%
          EXCHANGE-TRADED FUNDS -- 1.3%
            iShares Russell 2000 Index Fund
             (cost $702,755)......................  5,998     671,656
                                                          -----------
          REGISTERED INVESTMENT COMPANIES -- 0.0%
          CLOSED-END FUNDS -- 0.0%
            Capitala Finance Corp.................     63       1,158
            Firsthand Technology Value Fund, Inc..    142       2,778
                                                          -----------
          TOTAL REGISTERED INVESTMENT COMPANIES
             (cost $4,539)........................              3,936
                                                          -----------
          TOTAL LONG-TERM INVESTMENT SECURITIES
             (cost $50,270,943)...................         50,185,045
                                                          -----------

        SUNAMERICA SPECIALTY SERIES -- SUNAMERICA SMALL-CAP FUND
        PORTFOLIO OF INVESTMENTS -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)

                                                    PRINCIPAL   VALUE
                  SECURITY DESCRIPTION               AMOUNT    (NOTE 4)
       -----------------------------------------------------------------
       SHORT-TERM INVESTMENT SECURITIES -- 1.6%
       TIME DEPOSITS -- 1.6%
         Euro Time Deposit with State Street Bank
          & Trust Co. 0.01% due 05/01/2014
          (cost $802,000).......................... $802,000  $   802,000
                                                              -----------
       TOTAL INVESTMENTS
          (cost $51,072,943)(2)....................     99.2%  50,987,045
       Other assets less liabilities...............      0.8      413,426
                                                    --------  -----------
       NET ASSETS                                      100.0% $51,400,471
                                                    ========  ===========

--------
+  Non-income producing security
(1)Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 4.
(2)See Note 7 for cost of investments on a tax basis.
CVRContingent Value Rights.

The following is a summary of the inputs used to value the Fund's net assets as of April 30, 2014 (see Note 4):

                                   LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                       QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                   --------------------- ----------------- ---------------------- -----------
ASSETS:
Lont-Term Investment Securities:
  Common Stocks:
   Cellular Telecom...............      $    18,644          $     --               $ 0           $    18,644
   Other Industries*..............       49,490,809                --                --            49,490,809
  Exchange-Traded Funds...........          671,656                --                --               671,656
  Registered Investment Companies.            3,936                --                --                 3,936
Short-Term Investment Securities:
  Time Deposits...................               --           802,000                --               802,000
                                        -----------          --------               ---           -----------
TOTAL.............................      $50,185,045          $802,000               $ 0           $50,987,045
                                        ===========          ========               ===           ===========

--------
* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)

Note 1. Organization

   SunAmerica Specialty Series (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end management investment company and is organized as a Delaware Statutory Trust. The Trust consists of six different investment funds (each a "Fund" and collectively, the "Funds") as of April 30, 2014. Each Fund is managed by SunAmerica Asset Management, LLC (the "Adviser" or "SunAmerica") (formerly SunAmerica Asset Management Corp.*). An investor may invest in one or more of the following
   Funds: SunAmerica Alternative Strategies Fund (the "Alternative Strategies Fund"), SunAmerica Global Trends Fund (the "Global Trends Fund"), SunAmerica Focused Alpha Growth Fund (the "Focused Alpha Growth Fund"), SunAmerica Focused Alpha Large-Cap Fund (the "Focused Alpha Large-Cap Fund"), SunAmerica Income Explorer Fund (the "Income Explorer Fund") and SunAmerica Small-Cap Fund ("the Small-Cap Fund").

   On June 18, 2012, the Class A and Class C shares of the 2020 High Watermark Fund were closed to new investments as a result of an Early Closure Condition, as defined in the prospectus, which was caused by certain low interest rate conditions. The Class I shares of the Fund closed to new investments effective August 31, 2012 as a result of the same Early Closure Condition. This Early Closure Condition does not require the Fund to irrevocably allocate its assets to its fixed income portfolio.

   In reorganizations that occurred on January 23, 2012 (the "Reorganizations"), the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund acquired the assets and assumed the liabilities of the Focused Alpha Growth Fund, Inc. and the Focused Alpha Large-Cap Fund, Inc., respectively (each a "Predecessor Fund" and together, the "Predecessor Funds"), both closed-end registered investment companies, in exchange for Class A shares of Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, respectively. These transactions were structured to qualify as a tax-free reorganizations under the Internal Revenue Code. As a result of the Reorganizations, each of the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund carried forward the performance and accounting history of the corresponding Predecessor Fund, as each Predecessor Fund is the accounting survivor of the respective Reorganization. The most recent fiscal year end of the Predecessor Funds was December 31, 2011.

   The Funds are considered to be separate entities for financial and tax reporting purposes. The investment objective and principal investment techniques for each Fund are as follows:

   The 2020 High Watermark Fund seeks capital appreciation to the extent consistent with the preservation of capital investment gains in order to have a net asset value ("NAV") on August 31, 2020, its Protected Maturity Date, at least equal to the protected high watermark value ("Protected High Watermark Value"). The Fund seeks high total return as a secondary objective. The Protected High Watermark Value for the Fund is the highest NAV per share attained, (i) reduced by an amount that is proportionate to the sum of all dividends and distributions paid by the Fund subsequent to the time that the highest NAV was achieved, (ii) reduced by extraordinary expenses, if any, and (iii) increased by appreciation in share value to the extent such appreciation exceeds this adjusted share value subsequent to the last paid dividend or distribution. The Fund's undertaking (the "Payment Undertaking") that shareholders in the Fund will be entitled to redeem their shares on the Protected Maturity Date for the Protected High Watermark Value is backed by a master agreement between the Trust, on behalf of the Fund, and Prudential Global Funding, LLC ("PGF"), under which PGF will pay to the Fund any shortfall between its Protected High Watermark Value and the actual NAV per share on the Fund's Protected Maturity Date, provided certain conditions are met. Pursuant to the Master Agreement between the Trust and PGF, the Fund pays PGF a fee at an annual rate of 0.35% of the average daily net assets of the Fund.

   If the NAV of the 2020 High Watermark Fund at its Protected Maturity Date is insufficient to satisfy the Payment Undertaking, a shareholder's ability to receive the Protected High Watermark Value will depend on the Fund's ability to collect the difference under the Master Agreement with PGF. A shareholder's ability to rely on the Master Agreement is subject to certain conditions and restrictions that may reduce, or eliminate, the Fund's ability to meet the Payment Undertaking.

   The 2020 High Watermark Fund is subject to conditions of the Master Agreement that require Trajectory Asset Management LLC ("Trajectory"), the Fund's subadviser, to provide certain information to PGF on a daily basis and to follow certain parameters and proprietary mathematical formulae in making investment allocation decisions. These limitations are designed to reduce, but do not eliminate, the risk that the Fund's assets will be insufficient to allow the Fund to redeem shares at not less than the Protected High Watermark Value on its Protected Maturity Date.

--------
* Effective upon the close of business December 31, 2013, SunAmerica Asset Management Corp. was reorganized as a Delaware limited liability company and its name concurrently changed to SunAmerica Asset Management, LLC.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   While Trajectory intends to meet all obligations under the Master Agreement, a failure to meet the commercially negotiated terms could permit PGF to cancel the Master Agreement and thus terminate its obligations to make any payment to the 2020 High Watermark Fund if a shortfall exists to the Payment Undertaking on the Protected Maturity Date. In this event, shareholders will not receive the Protected High Watermark Value but instead will receive the Fund's then-current net asset value when they redeem their shares, which may be lower than the Protected High Watermark Value and lower than the shareholder's initial investment.

   As described under Note 5, SunAmerica has contractually agreed to reduce its fees in the event that the 2020 High Watermark Fund becomes completely invested in fixed income securities. However, if this reduction in fees is not sufficient to reduce total annual operating expenses to an extent that they are covered by the current yield on the Fund's fixed income securities, and the Fund is within three years of its Protected Maturity Date, that date will be accelerated and the Trust's Board of Trustees will consider appropriate action under all of the circumstances as described below. PGF may, however, permit the Fund to hold a higher proportion of its assets in obligations of U.S. government agencies and instrumentalities (which generally pay higher rates of interest than direct obligations of the U.S. Treasury) in order to avoid this circumstance.

   Under the Master Agreement, if certain low interest rate conditions occur and the 2020 High Watermark Fund is within three years of its initial Protected Maturity Date, the Fund can terminate early. If the Fund terminates early under these circumstances ("Early Fund Termination"), the 2020 High Watermark Fund's Protected High Watermark Value will be accelerated and shareholders will receive the benefit of the Protected High Watermark Value. Thereafter, the Trust's Board of Trustees will consider appropriate action under all of the circumstances. These actions could include liquidating the Fund or continuing to operate the Fund and pursuing a strategy other than the High Watermark Strategy. Shareholders will receive 30 days' written notice of any shareholder distribution of liquidation proceeds or other action following a Protected Maturity Date or Early Fund Termination.

   Please refer to the 2020 High Watermark Fund's prospectus for additional details concerning the calculation of the Protected High Watermark Value, the Payment Undertaking, the Master Agreement, an Early Closure Condition and an Early Fund Termination.

   The Alternative Strategies Fund seeks to provide long-term total return by utilizing an actively managed quantitative investment process to provide exposure to a diversified portfolio of alternative, or non-traditional, investment strategies and asset classes, and by investing in U.S. Government Securities and other fixed income securities.

   The Global Trends Fund seeks to provide capital appreciation by utilizing an actively managed rules based investment process to allocate assets across a diversified, broad-based spectrum of asset classes, including the global equity and fixed income market, currencies and commodities.

   The Focused Alpha Growth Fund seeks to provide growth of capital through active trading of equity securities of large, small and mid-cap companies.

   The Focused Alpha Large-Cap Fund seeks to provide growth of capital through active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies. Under normal market conditions, the Fund will invest at least 80% of its net assets, plus any borrowing for investment purposes, in large-cap companies.

   The Income Explorer Fund seeks to achieve its investment objectives primarily by strategically allocating its assets among a preferred securities strategy, closed-end fund strategy and global dividend equity strategy. Through this combination of investments, the Fund expects to gain exposure to a broad range of income-producing investments, including both fixed income and equity securities.

   The Small-Cap Fund seeks to provide long-term growth of capital by strategically allocating its assets between a small-cap index strategy and a micro-cap growth strategy.

   Each Fund, except for the Focused Alpha Growth Fund and Focused Alpha Large-Cap Fund, is a "diversified" Fund within the meaning of the 1940 Act.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   Each Fund offers multiple classes of shares of beneficial interest. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, any purchases of Class A shares in excess of $1,000,000 will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase.

   Class C shares are offered at net asset value and may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Class C shares of the 2020 High Watermark Fund will convert automatically to Class A shares approximately eight years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I shares are offered at net asset value per share. The class is offered exclusively to participants in certain employee retirement plans and other programs.

   Class W shares are offered at net asset value per share. The class is offered exclusively through advisory fee-based programs sponsored by certain financial intermediaries and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Funds' registration statement. Class A and Class C shares make distribution and account maintenance fee payments under a distribution plan pursuant to Rule 12b-1 under the 1940 Act except that Class C shares are subject to higher distribution fee rates. Class I shares and Class W shares have not adopted 12b-1 Plans and make no payments thereunder, however, Class I shares and Class W shares pay a service fee to the Funds' distributor for administrative and shareholder services (see Note 5).

   Class A shares acquired in connection with the Reorganizations were subject to a redemption fee of 1.00% of the total redemption amount (calculated at net asset value) on fund shares redeemed or exchanged on or before April 20, 2012. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative daily net assets of each class.

   INDEMNIFICATIONS: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an "interested person," as defined in
   Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the "Disinterested Trustees"), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

   The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the "Alternative Strategies Subsidiary"), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Alternative Strategies Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund's prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As of April 30, 2014, net assets of the Alternative Strategies Fund were $76,322,214, of which approximately $17,621,269, or approximately 23.1%, represented the Alternative Strategies Fund's ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

   The SunAmerica Global Trends Cayman Fund, Ltd. (the "Global Trends Subsidiary"), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund's prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or "earmarking" requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of April 30, 2014, net assets of the Global Trends Fund were $70,079,455, of which approximately $15,933,168, or approximately 22.7%, represented the Global Trends Fund's ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 3. Fund Mergers

   Pursuant to a plan of reorganization, all of the assets and liabilities of the Focused Small-Cap Growth Portfolio, a series of SunAmerica Series, Inc., were transferred in a tax-free exchange to the Focused Alpha Growth Fund, in exchange for shares of the Focused Alpha Growth Fund. The reorganization was consummated on July 22, 2013. The acquiring fund acquired all of the assets and liabilities of the target fund as shown in the table below.

   Class A and Class B shares of the Focused Small-Cap Growth Portfolio were exchanged tax-free for Class A shares of Focused Alpha Growth Fund at an exchange ratio of 0.64 to 1 and 0.54 to 1, respectively. Class C shares of the Focused Small-Cap Growth Portfolio were exchanged tax-free for Class C shares of Focused Alpha Growth Fund at an exchange ratio of 0.55 to 1. Class I shares of the Focused Small-Cap Growth Portfolio were exchanged tax-free for Class W shares of Focused Alpha Growth Fund at an exchange ratio of 0.66 to 1. Shares of the Focused Alpha Growth Fund issued in connection with the acquisition of the Focused Small-Cap Growth Portfolio were 6,205,050 with a value of $141,677,844. The assets in the investment portfolio of the Focused Small-Cap Growth Portfolio with a value of $141,916,849 and identified cost of $119,711,124 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                             NET ASSET NET UNREALIZED
                                      SHARES        NET        VALUE    APPRECIATION
                                    OUTSTANDING    ASSETS    PER SHARE (DEPRECIATION)
                                    ----------- ------------ --------- --------------
Target Portfolio
Focused Small-Cap Growth Portfolio.                                     $22,205,725
Class A............................  8,209,610  $120,203,448  $14.64
Class B............................    582,073     7,205,458   12.38
Class C............................  1,124,179    13,899,595   12.36
Class I............................     24,416       369,343   15.13

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                    NET ASSET NET UNREALIZED
                             SHARES        NET        VALUE    APPRECIATION
                           OUTSTANDING    ASSETS    PER SHARE (DEPRECIATION)
                           ----------- ------------ --------- --------------
Acquiring Portfolio
Focused Alpha Growth Fund.                                     $ 84,733,521
Class A................... 13,440,236  $307,168,509  $22.85
Class C...................  2,064,779    46,731,861   22.63
Class W...................    857,550    19,663,419   22.93
Post Reorganization
Focused Alpha Growth Fund.                                     $106,939,246
Class A................... 19,015,047  $434,577,415  $22.85
Class C...................  2,678,910    60,631,456   22.63
Class W...................    873,658    20,032,762   22.93

   Assuming the reorganization had been completed on November 1, 2012, the beginning of the annual reporting period for the acquiring fund, the unaudited pro forma results of operations for the period ended October 31, 2013, are as follows:

Net investment income (loss)................... $ (4,855,797)
Net realized/unrealized gains (losses).........  127,774,435
                                                ------------
Change in net assets resulting from operations. $122,918,638
                                                ============

   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since July 22, 2013.

   Pursuant to separate plans of reorganization, all of the assets and liabilities of the SunAmerica Value Fund, a series of SunAmerica Equity Funds, and Focused Large-Cap Growth Portfolio, a series of SunAmerica Series, Inc., were transferred in a tax-free exchange to the Focused Alpha Large-Cap Fund, in exchange for shares of the Focused Alpha Large-Cap Fund. The reorganizations were consummated on October 28, 2013. The acquiring fund acquired all of the assets and liabilities of the target funds as shown in the table below.

   Class A and Class B shares of the SunAmerica Value Fund were exchanged tax-free for Class A shares of Focused Alpha Large-Cap Fund at an exchange ratio of 0.69 to 1, and 0.64 to 1, respectively. Class C shares of the SunAmerica Value Fund were exchanged tax-free for Class C shares of Focused Alpha Large-Cap Fund at an exchange ratio of 0.65 to 1. Shares of the Focused Alpha Large-Cap Fund issued in connection with the acquisition of the SunAmerica Value Fund were 4,825,314 with a value of $117,688,841. The assets in the investment fund of the SunAmerica Value Fund with a value of $117,772,716 and identified cost of $113,080,223 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

   Class A and Class B shares of the Focused Large-Cap Growth Portfolio were exchanged tax-free for Class A shares of Focused Alpha Large-Cap Fund at an exchange ratio of 0.88 to 1, and 0.78 to 1, respectively. Class C shares of the Focused Large-Cap Growth Portfolio were exchanged tax-free for Class C shares of Focused Alpha Large-Cap Fund at an exchange ratio of 0.80 to 1. Shares of the Focused Alpha Large-Cap Fund issued in connection with the acquisition of the Focused Large-Cap Growth Portfolio were 12,055,950 with a value of $293,805,253. The assets in the investment fund of the Focused Large-Cap Growth Portfolio with a value of $294,098,834 and identified cost of $273,900,011 as of the date of the reorganization, were the principal assets acquired by the acquiring fund. For financial statement purposes, assets received and shares issued by the acquiring fund were recorded at value; however, the cost basis of the investments received from the target fund were carried forward to align ongoing reporting of the acquiring fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the reorganization:

                                                             NET ASSET NET UNREALIZED
                                      SHARES        NET        VALUE    APPRECIATION
                                    OUTSTANDING    ASSETS    PER SHARE (DEPRECIATION)
                                    ----------- ------------ --------- --------------
Target Portfolios
SunAmerica Value Fund..............                                     $ 4,692,493
Class A............................  5,738,126  $ 96,360,436  $16.79
Class B............................    309,811     4,880,519   15.75
Class C............................  1,048,415    16,447,886   15.69
Focused Large-Cap Growth Portfolio.                                     $20,198,823
Class A............................ 10,179,932  $218,386,283  $21.45
Class B............................    635,452    12,150,961   19.12
Class C............................  3,291,565    63,268,009   19.22
Acquiring Portfolio
Focused Alpha Large-Cap Fund.......                                     $66,353,818
Class A............................ 11,487,070  $280,587,605  $24.43
Class C............................  1,642,556    39,696,207   24.17
Class W............................    100,765     2,471,541   24.53
Post Reorganization
Focused Alpha Large-Cap Fund.......                                     $91,245,134
Class A............................ 25,069,827  $612,365,804  $24.43
Class C............................  4,941,063   119,412,102   24.17
Class W............................    100,765     2,471,541   24.53

   Assuming the reorganization had been completed on November 1, 2012, the beginning of the annual reporting period for the acquiring fund, the unaudited pro forma results of operations for the period ended October 31, 2013, are as follows:

Net investment income (loss)..................... $ (1,926,881)
Net realized/unrealized gains (losses)...........  174,033,638
                                                  ------------
Change in net assets resulting from operations .. $172,106,757
                                                  ============

   Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the target fund that have been included in the Statement of Operations since
   October 28, 2013.

Note 4. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Trust/Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities
   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees ("the Board") , etc.).
   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Funds' own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of inputs used to value the Funds' net assets as of April 30, 2014 are reported on a schedule following the Portfolio of Investments.

   Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund's shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

   Bonds, debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

   Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

   Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange for which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts ("forward contracts") are valued at the 4:00pm eastern time forward rate and are generally categorized as Level 2.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC procedures") for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   DERIVATIVE INSTRUMENTS:

   Futures: The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the period ended April 30, 2014, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the period ended April 30, 2014, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the period ended April 30, 2014, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

   Futures contracts are reported on a schedule following the Portfolio of Investments. As of April 30, 2014, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

   A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the "broker"). Subsequent payments are made or received by the Funds as a result of changes in the

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   The primary risk to the 2020 High Watermark Fund of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund's and Global Trend Fund's use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are exchange-traded.

   At April 30, 2014, the amount shown in the Statements of Assets and Liabilities as Due from broker for the Alternative Strategies Fund and the Global Trends Fund includes amounts set aside for margin requirements for open futures contracts.

   Forward Foreign Currency Contracts: The Global Trends Fund may enter into forward contracts for investment purposes in order to gain currency exposure and enhance return. The Income Explorer Fund may enter into forward contracts for various purposes including to facilitate settlement of foreign currency denominated portfolio transactions to attempt to protect securities and related receivables against changes in future foreign exchange rates. During the six months ended April 30, 2014, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. During the six months ended April 30, 2014, the Income Explorer Fund used forward contracts on foreign currencies to attempt to protect securities and related receivables against changes in future exchange rates. As of April 30, 2014, the Global Trends and Income Explorer Fund have open forward contracts which are reported on a schedule following the Funds' Portfolio of Investments.

   A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For federal income tax purposes, the Income Explorer Fund has made an election to treat gains and losses from forward foreign currency contracts as capital gains and losses.

   Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission ("CFTC") and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

   Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund's market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund's securities or an increase in prices of securities that may be purchased, or to generate income. During the six months ended April 30, 2014, the Alternative Strategies Fund used option contracts to decrease the Fund's market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund's securities or an increase in prices of securities that may be purchased. As of April 30, 2014, Alternative Strategies Fund had open option contracts.

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        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund's Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

   Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended April 30, 2014 are summarized as follows:

                                                     WRITTEN OPTIONS FUTURE CONTRACTS
                                                     --------------------------------
                                                     ALTERNATIVE STRATEGIES FUND
                                                     --------------------------------
                                                     NUMBER OF        PREMIUMS
                                                     CONTRACTS        RECEIVED
                                                     ---------        --------
Options outstanding as of October 31, 2013..........     72           $ 24,920
Options written.....................................    732            267,464
Options terminated in closing purchase transactions.     --                 --
Options exercised...................................    164             49,391
Options expired.....................................    507            192,697
                                                        ---              --------
Options outstanding as of April 30, 2014 . .........    133           $ 50,296
                                                        ===              ========

   Commodity-Linked and Hedge Fund-Linked Notes: The Alternative Strategies Fund and the Global Trends Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund will not invest directly in commodities. During the period ended April 30, 2014, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets.

   Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

   The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended April 30, 2014, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

   The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund and Global Trends Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

   Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements ("Master Agreements") with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund's net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund's net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund's net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty's long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty's credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund's financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Notes to Financial Statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

   The following tables represent the value of derivatives held as of April 30, 2014, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended April 30, 2014. For a detailed presentation of derivatives held as of April 30, 2014, please refer to the Portfolio of Investments.

                                                           2020 HIGH WATERMARK FUND
                     -----------------------------------------------------------------------------------------------------
                                     ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                     --------------------------------------------------  --------------------------------------------------
DERIVATIVE
CONTRACTS(1)         STATEMENT OF ASSETS AND LIABILITIES LOCATION  VALUE STATEMENT OF ASSETS AND LIABILITIES LOCATION  VALUE
------------         --------------------------------------------  ----- --------------------------------------------  -----
Equity
 contracts(2)(3).... Variation margin on futures contracts         $ 305 Variation margin on futures contracts          $--
                                                                   =====                                                ===

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                                                                                                  CHANGE IN UNREALIZED
                                                                                                      APPRECIATION
                               LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
DERIVATIVE                      DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
CONTRACTS(1)                     STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
------------         ------------------------------------------------ ------------------------- -------------------------
Equity contracts(2). Net realized gain (loss) on futures contracts and written options contracts/Change in
                     unrealized appreciation (depreciation) on
                     futures contracts and written options contracts           $9,077                    $(2,083)
                                                                               ======                    =======

--------
(1)The Portfolio's derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures was $91,849
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $1,355 as reported in the Portfolio of Investments.

                                                            ALTERNATIVE STRATEGIES FUND
                     ----------------------------------------------------------------------------------------------------------
                                      ASSET DERIVATIVES                               LIABILITY DERIVATIVES
         -           ----------------------------------------------------  --------------------------------------------  --------
DERIVATIVE
CONTRACTS(1)         STATEMENT OF ASSETS AND LIABILITIES LOCATION   VALUE  STATEMENT OF ASSETS AND LIABILITIES LOCATION   VALUE
------------         --------------------------------------------  ------- --------------------------------------------  --------
Equity
 contracts(2)(3)(4). Variation margin on futures contracts         $54,390 Variation margin on futures contracts         $ 16,945
                     Call and put options written, at value             -- Call and put options written, at value          68,021
Interest rate
 contracts(2)(3).... Variation margin on futures contracts              -- Variation margin on futures contracts               --
Commodity
 contracts(2)(3).... Variation margin on futures contracts          10,120 Variation margin on futures contracts           81,660
Foreign exchange
 contracts(2)(3).... Variation margin on futures contracts          13,475 Variation margin on futures contracts           22,933
                                                                   -------                                               --------
                                                                   $77,985                                               $189,559
                                                                   =======                                               ========

                                                                                                  CHANGE IN UNREALIZED
                                                                                                      APPRECIATION
                               LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
DERIVATIVE                      DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
CONTRACTS(1)                     STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
------------         ------------------------------------------------ ------------------------- -------------------------
Equity               Net realized gain (loss) on futures contracts
 contracts(2)(4).... and written options contracts/Change in unrealized appreciation (depreciation) on
                     futures contracts and written options contracts         $  645,558                 $133,795
Interest rate        Net realized gain (loss) on futures contracts
 contracts(2)....... and written options contracts/Change in unrealized appreciation (depreciation) on
                     futures contracts and written options contracts            (31,469)                   4,278
Commodity            Net realized gain (loss) on futures contracts
 contracts(2)....... and written options contracts/Change in unrealized appreciation (depreciation) on
                     futures contracts and written options contracts            368,244                  141,181
Foreign exchange     Net realized gain (loss) on futures contracts
 contracts(2)....... and written options contracts/Change in unrealized appreciation (depreciation) on
                     futures contracts and written options contracts             30,138                  107,349
                                                                             ----------                 --------
                                                                             $1,012,471                 $386,603
                                                                             ==========                 ========

--------
(1)The Portfolio's derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures, commodity futures contracts, and foreign exchange futures contracts was $16,549,649, $11,364,780 and $7,712,319, respectively.
(3)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $132,731 as reported in the Portfolio of Investments.
(4)The average value outstanding for written put options on equity contracts is $29,667.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                                                                GLOBAL TRENDS FUND
                     ----------------------------------------------------------------------------------------------------------
                                      ASSET DERIVATIVES                                    LIABILITY DERIVATIVES
                     -----------------------------------------------------  ----------------------------------------------------
DERIVATIVE
CONTRACTS(1)         STATEMENT OF ASSETS AND LIABILITIES LOCATION   VALUE   STATEMENT OF ASSETS AND LIABILITIES LOCATION   VALUE
------------         --------------------------------------------  -------- --------------------------------------------  -------
Equity
 contracts(2)(4).... Variation margin on futures contracts         $ 41,932 Variation margin on futures contracts         $    --
Interest rate
 contracts(2)(4).... Variation margin on futures contracts           56,436 Variation margin on futures contracts              --
Commodity
 contracts(2)(4).... Variation margin on futures contracts               -- Variation margin on futures contracts          64,440
Foreign exchange
 contracts(3)....... Unrealized appreciation on forward                     Unrealized depreciation on forward
                     foreign currency contracts                      51,002 foreign currency contracts                     21,989
                                                                   --------                                               -------
                                                                   $149,370                                               $86,429
                                                                   ========                                               =======

                                                                                                  CHANGE IN UNREALIZED
                                                                                                      APPRECIATION
                               LOCATION OF GAIN (LOSS) ON              REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
DERIVATIVE                      DERIVATIVES RECOGNIZED IN             DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
CONTRACTS(1)                     STATEMENT OF OPERATIONS               STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
------------         ------------------------------------------------ ------------------------- -------------------------
Equity contracts(2). Net realized gain (loss) on futures contracts and written options contracts/Change in
                     unrealized appreciation (depreciation) on
                     futures contracts and written options contracts          $(214,706)                $(141,995)
Interest rate        Net realized gain (loss) on futures contracts
 contracts(2)....... and written options contracts/Change in unrealized appreciation (depreciation) on
                     futures contracts and written options contracts               (401)                  (13,120)
Commodity            Net realized gain (loss) on futures contracts
 contracts(2)....... and written options contracts/Change in unrealized appreciation (depreciation) on
                     futures contracts and written options contracts           (492,337)                 (107,053)
Foreign exchange     Net realized foreign exchange gain (loss) on
 contracts(3)....... other assets and liabilities/Change in
                     unrealized foreign exchange gain (loss) on
                     other assets and liabilities                               (67,773)                  140,213
                                                                              ---------                 ---------
                                                                              $(775,217)                $(121,955)
                                                                              =========                 =========

--------
(1)The Portfolio's derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average value outstanding for equity futures, interest rate futures, and commodity futures contracts was $37,557,461, $17,262,968, and $6,219,263, respectively.
(3)The average notional amount outstanding for forward foreign currency contracts was $17,244,887.
(4)The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $348,205 as reported in the Portfolio of Investments.

                                                             INCOME EXPLORER FUND
                     ------------------------------------------------------------------------------------------------------
                                     ASSET DERIVATIVES                                 LIABILITY DERIVATIVES
                     --------------------------------------------------  ---------------------------------------------------
DERIVATIVE
CONTRACTS(1)         STATEMENT OF ASSETS AND LIABILITIES LOCATION  VALUE STATEMENT OF ASSETS AND LIABILITIES LOCATION  VALUE
------------         --------------------------------------------  ----- --------------------------------------------  ------
Foreign exchange     Unrealized appreciation on forward                  Unrealized depreciation on forward
 contracts(2)....... foreign currency contracts                    $236  foreign currency contracts                    $4,821
                                                                   ====                                                ======

                                                                                               CHANGE IN UNREALIZED
                                                                                                   APPRECIATION
                              LOCATION OF GAIN (LOSS) ON            REALIZED GAIN (LOSS) ON      (DEPRECIATION) ON
DERIVATIVE                    DERIVATIVES RECOGNIZED IN            DERIVATIVES RECOGNIZED IN DERIVATIVES RECOGNIZED IN
CONTRACTS(1)                   STATEMENT OF OPERATIONS              STATEMENT OF OPERATIONS   STATEMENT OF OPERATIONS
------------         --------------------------------------------- ------------------------- -------------------------
Foreign exchange     Net realized foreign exchange gain (loss) on
 contracts(2)....... other assets and liabilities/Change in
                     unrealized foreign exchange gain (loss) on
                     other assets and liabilities                           $(1,826)                  $(4,585)
                                                                            =======                   =======

--------
(1)The Portfolio's derivative contracts held during the period ended April 30, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)The average notional amount outstanding for forward foreign currency contracts was $308,361.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   As of April 30, 2014, the following tables represent derivative and financial assets and liabilities (by type) on a gross basis and related collateral pledged for derivatives and financial instruments subject to master netting arrangements. If a Fund does not have a derivative or financial asset or liability a table will not be presented. Futures contracts are presented at the variation margin receivable or payable. The repurchase agreements held by a Fund as of April 30, 2014, are also subject to master netting agreements but are not included in the following tables. See the Portfolio of Investments and Notes to the Financial Statements for more information about a Portfolio's holdings in repurchase agreements.

                                                                                2020 HIGH WATERMARK FUND
                                                               ----------------------------------------------------------
                                                                   GROSS                            NET AMOUNTS OF ASSETS
                                                                AMOUNTS OF    GROSS AMOUNTS OFFSET    PRESENTED IN THE
                                                                RECOGNIZED    IN THE STATEMENT OF    STATEMENT OF ASSETS
                                                                  ASSETS     ASSETS AND LIABILITIES    AND LIABILITIES
                                                               ------------- ---------------------- ---------------------
ASSETS:
-------
DESCRIPTION
-----------
Derivatives:
  Equity contracts
    Exchange traded...........................................     $305               $--                   $305
                                                                   ----               ---                   ----
Total derivatives, subject to a master netting arrangement or
 similar arrangement..........................................     $305               $--                   $305
                                                                   ====               ===                   ====

                                                                                   GROSS AMOUNTS NOT OFFSET IN THE
                                                                                 STATEMENT OF ASSETS AND LIABILITIES
                                                                             --------------------------------------------
                                                               NET AMOUNT OF
                                                               ASSETS IN THE
                                                               STATEMENT OF
                                                                ASSETS AND         FINANCIAL             COLLATERAL
COUNTERPARTY                                                    LIABILITIES       INSTRUMENTS@            RECEIVED@
------------                                                   ------------- ---------------------- ---------------------
Merrill Lynch, Pierce, Fenner & Smith Inc.*...................     $305               $--                   $ --
                                                                   ====               ===                   ====







ASSETS:
-------
DESCRIPTION
-----------
Derivatives:
  Equity contracts
    Exchange traded...........................................

Total derivatives, subject to a master netting arrangement or similar arrangement..........................................









COUNTERPARTY                                                   NET AMOUNT#
------------                                                   -----------
Merrill Lynch, Pierce, Fenner & Smith Inc.*...................    $305
                                                                  ====

--------
@ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
# Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
* Exchange Traded Futures -- Merrill Lynch, Pierce, Fenner & Smith Inc. as Futures Commission Merchant

                                                                          ALTERNATIVE STRATEGIES FUND
                                                            -------------------------------------------------------
                                                              GROSS                           NET AMOUNTS OF ASSETS
                                                            AMOUNTS OF  GROSS AMOUNTS OFFSET    PRESENTED IN THE
                                                            RECOGNIZED  IN THE STATEMENT OF    STATEMENT OF ASSETS
                                                              ASSETS   ASSETS AND LIABILITIES    AND LIABILITIES
                                                            ---------- ---------------------- ---------------------
ASSETS:
-------
DESCRIPTION
-----------
Derivatives:
  Equity contracts
    Exchange traded........................................  $54,390            $--                  $54,390
  Commodity contracts
    Exchange traded........................................   10,120             --                   10,120
  Foreign exchange contracts
    Exchange traded........................................   13,475             --                   13,475
                                                             -------            ---                  -------
Total derivatives, subject to a master netting arrangement
 or similar arrangement....................................  $77,985            $--                  $77,985
                                                             =======            ===                  =======

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                                                                        GROSS AMOUNTS NOT OFFSET IN THE
                                                                                      STATEMENT OF ASSETS AND LIABILITIES
                                                                               ------------------------------------------------
                                                              NET AMOUNT OF
                                                              ASSETS IN THE
                                                               STATEMENT OF
                                                                ASSETS AND           FINANCIAL                COLLATERAL
COUNTERPARTY                                                   LIABILITIES          INSTRUMENTS@              RECEIVED@
------------                                                ------------------ ---------------------- --------------------------
Citigroup Global Markets Inc.*.............................      $  5,940             $ (5,940)               $      --
Credit Suisse Securities (USA) LLC*........................        48,450              (13,140)                      --
Morgan Stanley & Co. LLC*..................................        23,595              (22,933)                      --
                                                                 --------             --------                ---------
                                                                 $ 77,985             $(42,013)               $      --
                                                                 ========             ========                =========

                                                                  GROSS                               NET AMOUNTS OF LIABILITIES
                                                                AMOUNTS OF      GROSS AMOUNTS OFFSET       PRESENTED IN THE
                                                                RECOGNIZED      IN THE STATEMENT OF      STATEMENT OF ASSETS
                                                               LIABILITIES     ASSETS AND LIABILITIES      AND LIABILITIES
                                                            ------------------ ---------------------- --------------------------
LIABILITIES:
------------
DESCRIPTION
-----------
Derivatives:
  Equity contracts
    Exchange traded........................................      $ 84,966             $     --                $  84,966
  Commodity contracts
    Exchange traded........................................        81,660                   --                   81,660
  Foreign exchange contracts
    Exchange traded........................................        22,933                   --                   22,933
                                                                 --------             --------                ---------
Total derivatives, subject to a master netting arrangement
 or similar arrangement....................................      $189,559             $     --                $ 189,559
                                                                 ========             ========                =========

                                                                                        GROSS AMOUNTS NOT OFFSET IN THE
                                                                                      STATEMENT OF ASSETS AND LIABILITIES
                                                                               ------------------------------------------------
                                                              NET AMOUNT OF
                                                            LIABILITIES IN THE
                                                               STATEMENT OF
                                                                ASSETS AND           FINANCIAL                COLLATERAL
COUNTERPARTY                                                   LIABILITIES          INSTRUMENTS@               PLEDGED@
------------                                                ------------------ ---------------------- --------------------------
Citigroup Global Markets Inc.*.............................      $153,486             $ (5,940)               $(147,546)
Credit Suisse Securities (USA) LLC*........................        13,140              (13,140)                      --
Morgan Stanley & Co. LLC*..................................        22,933              (22,933)                      --
                                                                 --------             --------                ---------
                                                                 $189,559             $(42,013)               $(147,546)
                                                                 ========             ========                =========







COUNTERPARTY                                                NET AMOUNT#
------------                                                -----------
Citigroup Global Markets Inc.*.............................   $    --
Credit Suisse Securities (USA) LLC*........................    35,310
Morgan Stanley & Co. LLC*..................................       662
                                                              -------
                                                              $35,972
                                                              =======






LIABILITIES:
------------
DESCRIPTION
-----------
Derivatives:
  Equity contracts
    Exchange traded........................................
  Commodity contracts
    Exchange traded........................................
  Foreign exchange contracts
    Exchange traded........................................

Total derivatives, subject to a master netting arrangement
 or similar arrangement....................................









COUNTERPARTY                                                NET AMOUNT#
------------                                                -----------
Citigroup Global Markets Inc.*.............................   $    --
Credit Suisse Securities (USA) LLC*........................        --
Morgan Stanley & Co. LLC*..................................        --
                                                              -------
                                                              $    --
                                                              =======

--------
@ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
# Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
* Exchange Traded Futures -- Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, and Morgan Stanley & Co. LLC as Futures Commission Merchant

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                                                                         GLOBAL TRENDS
                                              --------------------------------------------------------------------
                                                    GROSS                                 NET AMOUNTS OF ASSETS
                                                  AMOUNTS OF      GROSS AMOUNTS OFFSET       PRESENTED IN THE
                                                  RECOGNIZED      IN THE STATEMENT OF      STATEMENT OF ASSETS
                                                    ASSETS       ASSETS AND LIABILITIES      AND LIABILITIES
                                              ------------------ ---------------------- --------------------------
ASSETS:
-------
DESCRIPTION
-----------
Derivatives:
 Equity contracts
   Exchange traded...........................      $ 41,932             $     --                 $ 41,932
 Interest rate contracts
   Exchange traded...........................        56,436                   --                   56,436
 Foreign exchange contracts
   Over the counter..........................        51,002                   --                   51,002
                                                   --------             --------                 --------
Total derivatives, subject to a master
 netting arrangement or similar arrangement..      $149,370             $     --                 $149,370
                                                   ========             ========                 ========

                                                                          GROSS AMOUNTS NOT OFFSET IN THE
                                                                        STATEMENT OF ASSETS AND LIABILITIES
                                                                 -------------------------------------------------
                                                NET AMOUNT OF
                                                ASSETS IN THE
                                                 STATEMENT OF
                                                  ASSETS AND           FINANCIAL                COLLATERAL
COUNTERPARTY                                     LIABILITIES          INSTRUMENTS@              RECEIVED@          NET AMOUNT#
------------                                  ------------------ ---------------------- -------------------------- -----------
Barclays Bank PLC............................      $  5,360             $     --                 $     --            $ 5,360
Morgan Stanley & Co. LLC*....................        98,368              (64,440)                      --             33,928
Royal Bank of Canada.........................           312                   --                       --                312
Standard Chartered Bank......................        45,330              (14,270)                      --             31,060
                                                   --------             --------                 --------            -------
                                                   $149,370             $(78,710)                $     --            $70,660
                                                   ========             ========                 ========            =======

                                                    GROSS                               NET AMOUNTS OF LIABILITIES
                                                  AMOUNTS OF      GROSS AMOUNTS OFFSET       PRESENTED IN THE
                                                  RECOGNIZED      IN THE STATEMENT OF      STATEMENT OF ASSETS
                                                 LIABILITIES     ASSETS AND LIABILITIES      AND LIABILITIES
                                              ------------------ ---------------------- --------------------------
LIABILITIES:
------------
DESCRIPTION
-----------
Derivatives:
 Commodity contracts
   Exchange traded...........................      $ 64,440             $     --                 $ 64,440
 Foreign exchange contracts
   Over the counter..........................        21,989                   --                   21,989
                                                   --------             --------                 --------
Total derivatives, subject to a master
 netting arrangement or similar arrangement..      $ 86,429             $     --                 $ 86,429
                                                   ========             ========                 ========

                                                                          GROSS AMOUNTS NOT OFFSET IN THE
                                                                        STATEMENT OF ASSETS AND LIABILITIES
                                                                 -------------------------------------------------
                                                NET AMOUNT OF
                                              LIABILITIES IN THE
                                                 STATEMENT OF
                                                  ASSETS AND           FINANCIAL                COLLATERAL
COUNTERPARTY                                     LIABILITIES          INSTRUMENTS@               PLEDGED@          NET AMOUNT#
------------                                  ------------------ ---------------------- -------------------------- -----------
Morgan Stanley & Co. LLC*....................      $ 64,440             $(64,440)                $     --            $    --
Morgan Stanley & Co. LLC.....................         7,719                   --                       --              7,719
Standard Chartered Bank......................        14,270              (14,270)                      --                 --
                                                   --------             --------                 --------            -------
                                                   $ 86,429             $(78,710)                $     --            $ 7,719
                                                   ========             ========                 ========            =======

--------
@ For each respective counterparty, collateral received or (pledged) is limited to an amount not to exceed 100% of the net amount of the derivative or financial asset/liability in the table above.
# Net amount represents the net amount due from (due to) the counterparty in the event of a default based on the contractual set-off rights under the master netting arrangement.
* Exchange Traded Futures -- Morgan Stanley & Co. LLC as Futures Commission Merchant

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                                                                                    INCOME EXPLORER FUND
                                                                -------------------------------------------------------------
                                                                   GROSS                             NET AMOUNTS OF ASSETS
                                                                AMOUNTS OF   GROSS AMOUNTS OFFSET       PRESENTED IN THE
                                                                RECOGNIZED   IN THE STATEMENT OF      STATEMENT OF ASSETS
                                                                  ASSETS    ASSETS AND LIABILITIES      AND LIABILITIES
                                                                ----------- ---------------------- --------------------------
ASSETS:
-------
DESCRIPTION
-----------
Derivatives:
Total derivatives, not subject to a master netting arrangement
 or similar arrangement........................................   $  236             $--                     $  236
                                                                  ======             ===                     ======           =

                                                                   GROSS                           NET AMOUNTS OF LIABILITIES
                                                                AMOUNTS OF   GROSS AMOUNTS OFFSET       PRESENTED IN THE
                                                                RECOGNIZED   IN THE STATEMENT OF      STATEMENT OF ASSETS
                                                                LIABILITIES ASSETS AND LIABILITIES      AND LIABILITIES
                                                                ----------- ---------------------- --------------------------
LIABILITIES:
------------
DESCRIPTION
-----------
Derivatives:
Total derivatives, not subject to a master netting arrangement
 or similar arrangement........................................   $4,821             $--                     $4,821
                                                                  ======             ===                     ======           =

   REPURCHASE AGREEMENTS: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in such repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

   As of April 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

                                 PERCENTAGE  PRINCIPAL
PORTFOLIO                        OWNERSHIP    AMOUNT
---------                        ---------- -----------
Global Trends...................    8.33%   $12,395,000
Global Trends Cayman Fund, Ltd..    2.49      3,700,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Bank of America Securities LLC, dated April 30, 2014, bearing interest at a rate of 0.03% per annum, with a principal amount of $148,715,000, a repurchase price of $148,715,124, and a maturity date of May 1, 2014. The repurchase agreement is collateralized by the following:

                     INTEREST  MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE      DATE      AMOUNT        VALUE
------------------   -------- ---------- ------------ ------------
U.S. Treasury Notes.   0.88%  12/31/2016 $100,000,000 $100,566,000
U.S. Treasury Notes.   1.88%   6/30/2015 $ 11,336,000 $ 11,635,951
U.S. Treasury Notes.   3.13%  10/31/2016 $ 37,496,000 $ 39,781,006

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   As of April 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

                                 PERCENTAGE  PRINCIPAL
PORTFOLIO                        OWNERSHIP    AMOUNT
---------                        ---------- -----------
Global Trends...................    8.33%   $12,505,000
Global Trends Cayman Fund, Ltd..    2.49%     3,745,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Barclays Capital, Inc., dated April 30, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $150,150,000, a repurchase price of $150,150,167, and a maturity date of May 1, 2014. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT        VALUE
------------------   -------- --------- ------------ ------------
U.S. Treasury Notes.   0.63%  9/30/2017 $155,556,000 $153,168,215

   As of April 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

                                 PERCENTAGE PRINCIPAL
PORTFOLIO                        OWNERSHIP   AMOUNT
---------                        ---------- ----------
Global Trends...................    8.33%   $8,330,000
Global Trends Cayman Fund, Ltd..    2.49     2,490,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   BNP Paribas SA, dated April 30, 2014, bearing interest at a rate of 0.05% per annum, with a principal amount of $99,965,000, a repurchase price of $99,965,139, and a maturity date of May 1, 2014. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT        VALUE
------------------   -------- --------- ------------ ------------
U.S. Treasury Bills.   1.00%  3/31/2017 $101,619,000 $102,022,427

   As of April 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

                                 PERCENTAGE  PRINCIPAL
PORTFOLIO                        OWNERSHIP    AMOUNT
---------                        ---------- -----------
Global Trends...................    8.33%   $11,125,000
Global Trends Cayman Fund, Ltd..    2.49      3,320,000

   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   Deutsche Bank AG, dated April 30, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $133,485,000, a repurchase price of $133,485,148, and a maturity date of May 1, 2014. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT        VALUE
------------------   -------- --------- ------------ ------------
U.S. Treasury Notes.   4.50%  5/15/2017 $120,839,000 $136,224,221

   As of April 30, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

                                 PERCENTAGE PRINCIPAL
PORTFOLIO                        OWNERSHIP   AMOUNT
---------                        ---------- ----------
Global Trends...................    8.33%   $8,330,000
Global Trends Cayman Fund, Ltd..    2.49     2,490,000

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

   UBS Securities LLC, dated April 30, 2014, bearing interest at a rate of 0.04% per annum, with a principal amount of $99,965,000, a repurchase price of $99,965,111, and a maturity date of May 1, 2014. The repurchase agreement is collateralized by the following:

                     INTEREST MATURITY   PRINCIPAL
TYPE OF COLLATERAL     RATE     DATE      AMOUNT       VALUE
------------------   -------- --------- ----------- -----------
U.S. Treasury Bonds.   4.63%  2/15/2040 $36,000,000 $43,989,480
U.S. Treasury Notes.   0.38%  6/30/2015 $33,485,100 $33,618,706
U.S. Treasury Notes.   1.88%  6/30/2015 $24,000,000 $24,635,040

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis.

   Interest income is accrued daily from settlement date except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Dividend income is recorded on the exdividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date.

   Distributions received from Real Estate Investment Trusts ("REIT") investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year's allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

   Expenses common to all Funds, not directly related to individual Funds are allocated among the Funds based on relative net assets or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally paid monthly for the Income Explorer Fund. All other Funds pay annually. Capital gain distributions, if any, are paid annually. Each of the Funds reserves the right to declare and pay dividends less frequently than disclosed above, provided that the net realized capital gains and net investment income, if any, are paid at least annually. The Funds record dividends and distributions to their shareholders on the ex-dividend date.

   The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that each Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2010 - 2012 or expected to be taken in each Funds' 2013 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2010.

   FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

   The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

   Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

   Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates and realized gains and losses on forward foreign currency contracts.

   ORGANIZATION AND OFFERING COSTS: Organizational and offering costs incurred in connection with the commencement of the Small-Cap Fund have been expensed while offering costs are reflected as "Deferred offering costs" in the Statement of Assets and Liabilities of the Fund, and amortized over a 12-month period.

   NEW ACCOUNTING PRONOUNCEMENTS: In December 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities", which was subsequently clarified in ASU 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities" which was issued in January 2013. The amended Standard requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The new and revised disclosures are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. All required changes to accounting policies have been made in accordance with ASU No. 2011-11 and 2013-01.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


Note 5. Investment Advisory and Management Agreements, Distribution and Service Agreements

   The Trust, on behalf of each Fund, has entered into Investment Advisory and Management agreements (the "Agreements") with SunAmerica. Under the Agreements, SunAmerica provides continuous supervision of each Fund's portfolio and administrative affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates and oversees the performance of services provided to the Funds by third parties. Pursuant to the Agreements, the Funds pay SunAmerica a management fee at an annual rate based on average daily net assets, which is computed daily and payable monthly, as follows:

FUND                          PERCENTAGE
----                          ----------
2020 High Watermark Fund(1)..    0.65%
Alternative Strategies Fund..    1.00%
Global Trends Fund...........    1.10%
Focused Alpha Growth Fund....    1.00%
Focused Alpha Large Cap Fund.    1.00%
Income Explorer Fund.........    1.00%
Small-Cap Fund...............    1.00%

--------
   (1)If the 2020 High Watermark Fund's portfolio becomes completely and irreversibly invested in fixed income securities, the management fees for the Fund will be reduced to 0.40%, for the remainder of the investment period.

   The Alternative Strategies Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Alternative Strategies Subsidiary. In consideration of these services, the Alternative Strategies Subsidiary pays SunAmerica a management fee at the annual rate of 1.00% of average daily net assets of the Alternative Strategies Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Alternative Strategies Fund in an amount equal to the management fee paid by the Alternative Strategies Subsidiary to SunAmerica (the "Alternative Strategies Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Alternative Strategies Subsidiary is in place. For the period ended April 30, 2014, the amount of advisory fees waived was $94,909.

   The Global Trends Subsidiary has entered into a separate contract with SunAmerica whereby SunAmerica provides investment advisory and other services to the Global Trends Subsidiary. In consideration of these services, the Global Trends Subsidiary pays SunAmerica a management fee at the annual rate of 1.10% of average daily net assets of the Global Trends Subsidiary. SunAmerica has contractually agreed to waive the management fee it receives from the Global Trends Fund in an amount equal to the management fee paid by the Global Trends Subsidiary to SunAmerica (the "Global Trends Subsidiary management fee waiver"). This waiver may not be terminated by SunAmerica, and will remain in effect for as long as SunAmerica's contract with the Global Trends Subsidiary is in place. For the period ended
   April 30, 2014, the amount of advisory fees waived was $103,901.

   Pursuant to the Subadvisory Agreement between SunAmerica, Trajectory and the Trust (the "High Watermark Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities to Trajectory. Trajectory's fee will be 43% of the net management fee. The term "net management fee" means the gross management fee less any fund waivers and/or reimbursement made by SunAmerica. SunAmerica has agreed to pay Trajectory a minimum annual fee equal to 0.20% of the 2020 High Watermark Fund's average daily net assets, accrued daily and payable monthly (the "Minimum Fee"). The Minimum Fee will continue in effect for successive annual periods ending October 31, upon mutual agreement of SunAmerica and Trajectory, and subject to approval by the Board, including a majority of Trustees who are not parties to the High Watermark Subadvisory Agreement or interested persons of any such party. Payments to Trajectory for its services are made by SunAmerica, not by the Funds. The continuation of the Minimum Fee was most recently approved at the June 3, 2014 board meeting to continue in effect until October 31, 2015.

   Pursuant to the Subadvisory Agreement between SunAmerica and Franklin Alternative Strategies Advisers, LLC (d/b/a Pelagos Capital Management, LLC ("Pelagos")) (the "Alternative Strategies Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Alternative Strategies Fund to Pelagos and pays Pelagos a subadvisory fee at an annual rate of 0.40% of the average daily net assets of the Fund. Pursuant to a Subadvisory Agreement between SunAmerica and

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   Pelagos with respect to the Alternative Strategies Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Alternative Strategies Subsidiary to Pelagos and pays Pelagos a subadvisory fee at an annual rate of 0.40% of average daily net assets of the Alternative Strategies Subsidiary. Payments to Pelagos for its services are made by SunAmerica, not by the Fund. Pelagos has contractually agreed to waive the subadvisory fee it receives with respect to the Alternative Strategies Fund in an amount equal to the subadvisory fee paid by SunAmerica to Pelagos with respect to the Alternative Strategies Subsidiary. This waiver may not be terminated by Pelagos and will remain in effect for as long as Pelagos' contract with the Alternative Strategies Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP ("Wellington") (the "Global Trends Subadvisory Agreement"), SunAmerica has delegated portfolio management responsibilities of Global Trends Fund to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of the average daily net assets of the Fund on the first $1 billion and 0.40% thereafter. Pursuant to a Subadvisory Agreement between SunAmerica and Wellington with respect to the Global Trends Subsidiary, SunAmerica has delegated portfolio management responsibilities of the Global Trends Subsidiary to Wellington and pays Wellington a subadvisory fee at an annual rate of 0.45% of average daily net assets of the Global Trends Subsidiary on the first $1 billion and 0.40% thereafter. Payments to Wellington for its services are made by SunAmerica, not by the Fund. Wellington has contractually agreed to waive the subadvisory fee it receives with respect to the Global Trends Fund in an amount equal to the subadvisory fee paid by SunAmerica to Wellington with respect to the Global Trends Subsidiary. This waiver may not be terminated by Wellington and will remain in effect for as long as Wellington's contract with the Global Trends Subsidiary is in place.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco Capital Management, LLC ("Marisco"), and the Subadvisory Agreement between SunAmerica and BAMCO, Inc. ("BAMCO"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Growth Fund to Marisco and BAMCO. SunAmerica pays Marisco and BAMCO a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six month period ended April 30, 2014, SunAmerica paid Marisco and BAMCO at an aggregate annual rate of 0.47% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap portion of the Fund and BAMCO is responsible for managing the small- and mid-cap portion of the Fund. Each subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Marisco and the Subadvisory Agreement between SunAmerica and Blackrock Investment Management, LLC ("Blackrock"), SunAmerica has delegated portfolio management responsibilities of the Focused Alpha Large-Cap Fund to Marisco and Blackrock. SunAmerica pays Marisco and Blackrock a fee equal to a percentage of the average daily total assets of the Fund allocated to each Subadviser. For the six month period ended April 30, 2014, SunAmerica paid Marisco and Blackrock at an aggregate annual rate of 0.40% of the Fund's average daily total net assets. Marsico is responsible for managing the large-cap growth portion of the Fund and Blackrock is responsible for managing the large-cap value portion of the Fund. Each Subadviser is paid by SunAmerica and not the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cohen & Steers Capital Management, Inc. ("Cohen & Steers"), SunAmerica has delegated a portion of portfolio management responsibilities of the Income Explorer Fund to Cohen & Steers. For its services under the Subadvisory Agreement, Cohen & Steers will receive a subadvisory fee at an annual rate of 0.40% of the average daily net assets on the first $200 million, 0.35% on the next $200 million and 0.30% thereafter of the portion of the Fund that it manages. Cohen & Steers is paid by SunAmerica and not by the Fund.

   Pursuant to the Subadvisory Agreement between SunAmerica and Cadence Capital Management, LLC ("Cadence"), SunAmerica has delegated a portion of portfolio management responsibilities of the Small-Cap Fund to Cadence. Cadence is responsible for managing the micro-cap growth portion of the Fund. For its services under the Subadvisory Agreement, Cadence will receive a subadvisory fee at an annual rate of 0.50% of the average daily net assets of the Fund. Cadence is paid by SunAmerica and not by the Fund.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Funds' annual Fund operating expense at the following percentages of each Class's average daily net assets. For the purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, such as litigation or acquired Fund fees and expenses brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Fund's business. The contractual expense fee

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   waivers and expense reimbursements will continue in effect indefinitely, unless terminated by the Trustees, including a majority of the Disinterested Trustees. Any contractual waivers and/or reimbursements made by SunAmerica with respect to a Fund, with the exception of the Subsidiary management fee waivers, are subject to recoupment from the Funds within two years after the occurrence of any such waivers and/or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made:

FUND                             PERCENTAGE
----                             ----------
2020 High Watermark Class A.....    1.65%
2020 High Watermark Class C.....    2.30
2020 High Watermark Class I.....    1.18
Alternative Strategies Class A..    1.72
Alternative Strategies Class C..    2.37
Alternative Strategies Class W..    1.52
Global Trends Class A...........    1.85
Global Trends Class C...........    2.50
Global Trends Class W...........    1.65
Focused Alpha Growth Class A....    1.72
Focused Alpha Growth Class C....    2.37
Focused Alpha Growth Class W....    1.52
Focused Alpha Large-Cap Class A.    1.72
Focused Alpha Large-Cap Class C.    2.37
Focused Alpha Large-Cap Class W.    1.52
Income Explorer Class A.........    1.72
Income Explorer Class C.........    2.37
Income Explorer Class W.........    1.52
Small-Cap Class A(1)............    1.72
Small-Cap Class C(1)............    2.37
Small-Cap Class W(1)............    1.52

   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to increase the investment return to the Fund's investors or, with respect to the 2020 High Watermark Fund, to prevent an Early Closure Condition from occurring, however, it is under no obligation to do so and may discontinue such voluntary waivers at any time. The exact amount of such waivers and/or reimbursements may change on a day-to-day basis. For the period ended April 30, 2014, SunAmerica voluntarily waived and/or reimbursed expenses in the amount of $62,851 for the 2020 High Watermark Fund.

   For the period ended April 30, 2014, pursuant to the contractual expense limitations referred above, SunAmerica has waived or reimbursed expenses as follows:

                            OTHER
                           EXPENSES
FUND                      REIMBURSED
----                      ----------
2020 High Watermark......  $17,265
Alternative Strategies...   50,061
Global Trends............       --
Focused Alpha Growth.....       --
Focused Alpha Large-Cap..       --
Income Explorer..........   16,782
Small-Cap (1)............    7,098

--------
(1)For the period February 6, 2014 (commencement of operations) to April 30,
   2014.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                                 CLASS SPECIFIC
                                    EXPENSES
FUND                               REIMBURSED
----                             --------------
2020 High Watermark Class A.....    $23,567
2020 High Watermark Class C.....     11,142
2020 High Watermark Class I.....     35,616
Alternative Strategies Class A..     61,986
Alternative Strategies Class C..     17,986
Alternative Strategies Class W..     16,553
Global Trends Class A...........     32,665
Global Trends Class C...........      5,461
Global Trends Class W...........      2,136
Focused Alpha Growth Class A....         --
Focused Alpha Growth Class C....      5,132
Focused Alpha Growth Class W....         --
Focused Alpha Large-Cap Class A.         --
Focused Alpha Large-Cap Class C.         --
Focused Alpha Large-Cap Class W.      1,653
Income Explorer Class A.........     37,779
Income Explorer Class C.........      1,640
Income Explorer Class W.........      1,221
Small-Cap Class A(1)............     31,962
Small-Cap Class C(1)............      4,336
Small-Cap Class W(1)............      4,296

   For the period ended April 30, 2014, the amounts recouped by SunAmerica are as follows:

                           OTHER
                          EXPENSES
FUND                      RECOUPED
----                      --------
2020 High Watermark......   $--
Alternative Strategies...    --
Global Trends............    --
Focused Alpha Growth.....    --
Focused Alpha Large-Cap..    --
Income Explorer..........    --
Small-Cap (1)............    --


                                 CLASS SPECIFIC
                                    EXPENSES
FUND                                RECOUPED
----                             --------------
2020 High Watermark Class A.....    $    --
2020 High Watermark Class C.....         --
2020 High Watermark Class I.....         --
Alternative Strategies Class A..         --
Alternative Strategies Class C..         --
Alternative Strategies Class W..         --
Global Trends Class A...........         --
Global Trends Class C...........         --
Global Trends Class W...........         53
Focused Alpha Growth Class A....         --
Focused Alpha Growth Class C....     20,094
Focused Alpha Growth Class W....     20,972
Focused Alpha Large-Cap Class A.     68,125
Focused Alpha Large-Cap Class C.     29,435
Focused Alpha Large-Cap Class W.         25

--------
(1)For the period February 6, 2014 (commencement of operations) to April 30,
   2014.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                         CLASS SPECIFIC
                            EXPENSES
FUND                        RECOUPED
----                     --------------
Income Explorer Class A.      $--
Income Explorer Class C.       --
Income Explorer Class W.       --
Small-Cap Class A(1)....       --
Small-Cap Class C(1)....       --
Small-Cap Class W(1)....       --

   At April 30, 2014, expenses previously waived and/or reimbursed by SunAmerica that are subject to recoupment and expire during the time periods indicated are as follows:

                                            OTHER EXPENSES REIMBURSED
                                 ------------------------------------------------
FUND                             OCTOBER 31, 2014 OCTOBER 31, 2015 APRIL 30, 2016
----                             ---------------- ---------------- --------------
2020 High Watermark.............     $14,345          $ 33,664        $17,265
Alternative Strategies..........          --            13,652         50,061
Global Trends...................          --                --             --
Focused Alpha Growth............          --                --             --
Focused Alpha Large-Cap.........          --                --             --
Income Explorer Fund............          --           195,833         16,782
Small-Cap Fund(1)...............          --                --          7,099

                                        CLASS SPECIFIC EXPENSES REIMBURSED
                                 ------------------------------------------------
FUND                             OCTOBER 31, 2014 OCTOBER 31, 2015 APRIL 30, 2016
----                             ---------------- ---------------- --------------
2020 High Watermark Class A.....     $29,727          $ 52,937        $23,567
2020 High Watermark Class C.....      18,060            25,575         11,142
2020 High Watermark Class I.....      49,700            81,445         35,616
Alternative Strategies Class A..          --           175,196         61,986
Alternative Strategies Class C..         678            57,267         17,986
Alternative Strategies Class W..          --            51,346         16,553
Global Trends Class A...........          --            35,376         32,665
Global Trends Class C...........          --                --          5,461
Global Trends Class W...........          --                --          2,136
Focused Alpha Growth Class A....          --                --             --
Focused Alpha Growth Class C....          --            12,519          5,132
Focused Alpha Growth Class W....          --             2,040             --
Focused Alpha Large-Cap Class A.          --                --             --
Focused Alpha Large-Cap Class C.          --                --             --
Focused Alpha Large-Cap Class W.      15,288            12,084          1,654
Income Explorer Class A.........          --            31,444         37,779
Income Explorer Class C.........          --            17,195          1,640
Income Explorer Class W.........          --            16,675          1,221
Small-Cap Class A(1)............          --                --         31,962
Small-Cap Class C(1)............          --                --          4,336
Small-Cap Class W(1)............          --                --          4,296

--------
(1)For the period February 6, 2014 (commencement of operations) to April 30,
   2014.

   The Trust, on behalf of each Fund, has a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor")*, an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of its Class A shares and Class C shares (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan" and the "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable

--------
* Effective February 28, 2014, SunAmerica Capital Services, Inc. ("SACS") changed its name to AIG Capital Services, Inc. ("ACS").

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan and Class C Plan, the Distributor receives payments from a Fund at an annual rate of 0.10% and 0.75%, respectively, of average daily net assets of such Fund's Class to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated for include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Plan may exceed the Distributor's distribution costs as described above. The Plans further provide that the Class A and Class C shares of each Fund shall pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the average daily net assets of such class of shares for payments to broker-dealers for providing account maintenance activities. Accordingly, for the period ended April 30, 2014, ACS received fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of the 2020 High Watermark Fund, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.25% of average daily net assets of Class I shares as compensation for providing administrative and shareholder services to Class I shareholders. For the period ended April 30, 2014, ACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   The Trust, on behalf of the Alternative Strategies, Global Trends, Focused Alpha Growth, Focused Alpha Large-Cap, Income Explorer and Small-Cap Funds, has entered into an Administrative and Shareholder Services Agreement with ACS, pursuant to which ACS is paid an annual fee of 0.15% of average daily net assets of Class W shares as compensation for providing administrative and shareholder services to Class W shareholders. For the period ended
   April 30, 2014, ACS earned fees (see Statement of Operations) based upon the aforementioned rates.

   ACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and nonaffiliated broker-dealers. ACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A and Class C shares. ACS has advised the Funds that for the period ended April 30, 2014, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                                CLASS A                    CLASS A       CLASS C
                                 -------------------------------------- ------------- -------------
                                                                         CONTINGENT    CONTINGENT
                                  SALES     AFFILIATED   NON-AFFILIATED   DEFERRED      DEFERRED
FUND                             CHARGES  BROKER-DEALERS BROKER-DEALERS SALES CHARGES SALES CHARGES
----                             -------- -------------- -------------- ------------- -------------
2020 High Watermark Fund........ $     --    $     --       $     --       $   --        $   --
Alternative Strategies Fund.....   16,831       6,927          7,244           --           198
Global Trends Fund..............   30,626      15,808          9,694        2,369         1,907
Focused Alpha Growth Fund.......  571,957     184,597        300,111        1,335         6,817
Focused Alpha Large-Cap Fund....  217,755      98,095         87,792        3,665         1,734
SunAmerica Income Explorer Fund.   14,643      11,367            996           --            80
SunAmerica Small-Cap Fund.......    3,565       1,810          1,228           --            --

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent, State Street Bank and Trust Company, in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of daily net assets. For the six months ended April 30, 2014, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


                                            PAYABLE AT
FUND                             EXPENSES APRIL 30, 2014
----                             -------- --------------
2020 High Watermark Class A..... $ 28,620    $ 4,614
2020 High Watermark Class C.....    7,673      1,115
2020 High Watermark Class I.....   12,687      2,011
Alternative Strategies Class A..   66,203     10,481
Alternative Strategies Class C..   13,462      2,054
Alternative Strategies Class W..    8,386      1,434
Global Trends Class A...........   62,168      9,018
Global Trends Class C...........   21,804      3,086
Global Trends Class W...........    8,896      1,093
Focused Alpha Growth Class A....  474,302     78,596
Focused Alpha Growth Class C....   90,375     16,248
Focused Alpha Growth Class W....   51,122     11,125
Focused Alpha Large-Cap Class A.  574,184     90,746
Focused Alpha Large-Cap Class C.  133,603     21,582
Focused Alpha Large-Cap Class W.    4,900      1,139
Income Explorer Class A.........   23,027      3,920
Income Explorer Class C.........      500        142
Income Explorer Class W.........      119         22
Small-Cap Class A...............   26,931      9,482
Small-Cap Class C...............       58         22
Small-Cap Class W...............       52         18

   At April 30, 2014, The following affiliates owned a percentage of the outstanding shares of the following Portfolios:

FUND                                        HOLDER                     PERCENTAGE
----                     --------------------------------------------- ----------
Alternative Strategies   SunAmerica Focused Multi-Asset Strategy Fund.    45.3%
Global Trends            SunAmerica Focused Multi-Asset Strategy Fund.    22.7%
                         SunAmerica Focused Balanced Strategy Fund....     8.6%
Focused Alpha Growth     SunAmerica Focused Multi-Asset Strategy Fund.     5.8%
Focused Alpha Large-Cap  SunAmerica Focused Multi-Asset Strategy Fund.     5.5%
Income Explorer          SunAmerica Focused Multi-Asset Strategy Fund.    75.4%
                         SunAmerica Focused Balanced Strategy Fund....    16.4%
Small-Cap                SunAmerica Focused Multi-Asset Strategy Fund.    64.7%
                         SunAmerica Focused Balanced Strategy Fund....    34.4%

   At April 30, 2014, The Variable Annuity Life Insurance Company, an affiliate of SunAmerica, owned 25.6% of the outstanding shares of the 2020 High Watermark Fund.

   On April 16, 2014, the Alternative Strategies Fund was reimbursed by Franklin Alternative Strategies Advisers, LLC (d/b/a Pelagos Capital Management, LLC ("Pelagos")), the Fund's subadviser, and the Adviser in the amount of $645,464 and $161,366, respectively, for a total of $806,830. These reimbursements were made in connection with certain foreign currency losses and interest charges incurred as a result of the management of the Fund's foreign futures accounts. A portion of the interest charges reimbursed ($232,463) was recorded by the Alternative Strategies Fund in the Fund's October 31, 2013 fiscal year end financial statements. The remaining portion of the reimbursement ($574,367) is reflected in the Fund's April 30, 2014 period end financial statements; $37,532 is reflected in the "net (fees waived and expenses reimbursed)/recouped by investment advisor" line in the Statement Operations and $536,835 is reflected in the "Net increase from payment by affiliates" line in the Statement of Operations.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended April 30, 2014 were as follows:

                            PURCHASES         SALES
                          OF PORTFOLIO    OF PORTFOLIO
                           SECURITIES      SECURITIES    PURCHASES    SALES
                         (EXCLUDING U.S. (EXCLUDING U.S.  OF U.S.    OF U.S.
                           GOVERNMENT      GOVERNMENT    GOVERNMENT GOVERNMENT
FUND                       SECURITIES)     SECURITIES)   SECURITIES SECURITIES
----                     --------------- --------------- ---------- -----------
2020 High Watermark.....  $         --    $         --   $       -- $ 4,342,440
Alternative Strategies..            --       2,549,789    1,500,488  13,641,627
Global Trends...........            --              --           --          --
Focused Alpha Growth....   191,441,745     183,386,350           --          --
Focused Alpha Large-Cap.   126,876,996     197,707,223           --          --
Income Explorer.........     3,800,848       3,553,603           --          --
Small-Cap(2)............    59,873,512       9,477,810           --          --

Note 7. Federal Income Taxes

   At April 30, 2014, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                          AGGREGATE    AGGREGATE         NET
                          UNREALIZED   UNREALIZED    UNREALIZED     COST OF
FUND                         GAIN         LOSS       GAIN/(LOSS)  INVESTMENTS
----                     ------------ ------------  ------------  ------------
2020 High Watermark..... $  5,181,379 $    (65,905) $  5,115,474  $ 37,610,232
Alternative Strategies..    1,392,630   (9,400,372)   (8,007,742)   84,684,630
Global Trends...........           --  (13,790,096)  (13,790,096)   82,548,198
Focused Alpha Growth....  118,923,087   (9,741,935)  109,181,152   450,922,308
Focused Alpha Large-Cap.   85,589,512   (5,631,767)   79,957,745   524,994,103
Income Explorer.........    1,642,281     (372,526)    1,269,755    21,532,920
Small-Cap...............    2,891,720   (2,977,618)      (85,898)   51,072,943

   The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily due to taxable income from wholly-owned foreign subsidiary, amortization of organizational costs, late year ordinary loss deferral, retirement pension expense, wash sales and derivative transactions.

                                  DISTRIBUTABLE EARNINGS              TAX DISTRIBUTIONS
                         ----------------------------------------  ------------------------
                                        FOR THE YEAR ENDED OCTOBER 31, 2013
                         ------------------------------------------------------------------
                                       LONG-TERM      UNREALIZED
                          ORDINARY   GAINS/ CAPITAL  APPRECIATION   ORDINARY    LONG-TERM
FUND                       INCOME    LOSS CARRYOVER (DEPRECIATION)   INCOME   CAPITAL GAINS
----                     ----------- -------------- -------------- ---------- -------------
2020 High Watermark..... $   914,721  $(17,984,685)  $  6,617,815  $1,279,700  $        --
Alternative Strategies#.          --   (81,206,338)    (9,693,949)         --           --
Global Trends#..........   5,649,589     3,481,687    (13,742,408)         --           --
Focused Alpha Growth....  16,878,538     5,493,832    111,109,496          --   34,000,761
Focused Alpha Large-Cap.  16,852,120    16,392,918     71,453,969   3,281,834    8,086,339
Income Explorer(1)......      81,091        (5,588)       556,518     235,019           --

--------
(1)For the period July 2, 2013 (commencement of operations) to October 31, 2013.
(2)For the period February 6, 2014 (commencement of operations) to April 30,
   2014.
#  Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


   Under the current tax law, late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended October 31, 2013, the Funds elected to defer late year ordinary losses as follows:

                         DEFERRED LATE YEAR
FUND                       ORDINARY LOSS
----                     ------------------
2020 High Watermark.....      $     --
Alternative Strategies..       884,314
Global Trends...........            --
Focused Alpha Growth....            --
Focused Alpha Large-Cap.            --
Income Explorer.........            --

   As of October 31, 2013, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                CAPITAL LOSS CARRYFORWARD+                  UNLIMITED+
                     ------------------------------------------------ -----------------------
FUND                    2014         2015         2016        2017        ST          LT
----                 ----------- ------------ ------------ ---------- ----------- -----------
2020 High Watermark. $        -- $         -- $ 16,670,260 $1,314,425 $        -- $        --
Alternative
 Strategies#........          --           --           --         --  48,664,430  32,541,908
Global Trends#......          --           --           --         --          --          --
Focused Alpha
 Growth*............   1,672,470   95,462,623   24,550,515         --     267,039     150,313
Focused Alpha
 Large-Cap*.........  14,248,265  125,167,120  101,250,673         --          --          --
Income Explorer.....          --           --           --         --       5,588          --

--------
+ On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are effective for taxable years beginning after the date of enactment. Under the Act, the funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment without expiration. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused.
* Certain capital loss carryforward amounts may be subject to limitations on their use pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible that not all of the capital losses will be available for use. As of October 31, 2013, based on current tax law, the Focused Alpha Growth, and Focused Alpha Large-Cap have $109,747,929 and $192,524,570, respectively, of capital losses that will not be available for use.
#  Consolidated; See Note 2.

Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                 2020 HIGH WATERMARK FUND
                --------------------------------------------------------------------------------------------------
                       CLASS A                    CLASS A                CLASS C                    CLASS C
                -------------------------  ---------------------  -------------------------  ---------------------
                       FOR THE                    FOR THE                FOR THE                    FOR THE
                     PERIOD ENDED                YEAR ENDED            PERIOD ENDED                YEAR ENDED
                APRIL 30, 2014 (UNAUDITED)    OCTOBER 31, 2013    APRIL 30, 2014 (UNAUDITED)    OCTOBER 31, 2013
                -------------------------  ---------------------  -------------------------  ---------------------
                 SHARES        AMOUNT       SHARES      AMOUNT     SHARES        AMOUNT       SHARES      AMOUNT
                 --------    -----------   --------  -----------   --------    -----------   --------  -----------
Shares
 sold(1)(2)....  161,092    $ 1,457,443     244,520  $ 2,306,692       152    $     1,369       1,196  $    11,482

 Reinvested
 shares........   68,635        617,714      67,858      658,897    11,950        107,672      17,054      165,426
Shares
 redeemed(1)(2) (307,589)    (2,787,144)   (739,466)  (7,079,246) (230,391)    (2,081,570)   (568,052)  (5,404,124)
                 --------    -----------   --------  -----------   --------    -----------   --------  -----------
Net
 increase
 (decrease)....  (77,862)   $  (711,988)   (427,088) $(4,113,657) (218,289)   $(1,972,529)   (549,802) $(5,227,216)
                 ========    ===========   ========  ===========   ========    ===========   ========  ===========

--------
(1)For the period ended April 30, 2014, includes automatic conversion of 56,143 shares of Class C shares in the amount of $509,647 to 56,010 shares of Class A shares in the amount of $509,647.
(2)For the period ended October 31, 2013, includes automatic conversion of 145,327 shares of Class C shares in the amount of $1,381,224 to 144,709 shares of Class A shares in the amount of $1,381,224.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                                  2020 HIGH WATERMARK FUND
                        ------------------------------------------------
                               CLASS I                    CLASS I
                        -------------------------  ---------------------
                               FOR THE                    FOR THE
                             PERIOD ENDED                YEAR ENDED
                        APRIL 30, 2014 (UNAUDITED)    OCTOBER 31, 2013
                        -------------------------  ---------------------
                         SHARES        AMOUNT       SHARES      AMOUNT
                         --------    -----------   --------  -----------
Shares
 sold..................       --    $        --          --  $        --

 Reinvested
 shares................   37,886        341,353      42,420      412,742
Shares
 redeemed.............. (133,411)    (1,215,796)   (372,363)  (3,569,526)
                         --------    -----------   --------  -----------
Net increase (decrease)  (95,525)   $  (874,443)   (329,943) $(3,156,784)
                         ========    ===========   ========  ===========

                                                   ALTERNATIVE STRATEGIES FUND#
              ---------------------------------------------------------------------------------------------------------
                       CLASS A                     CLASS A                  CLASS C                      CLASS C
              ------------------------   --------------------------  -------------------------  ------------------------
                       FOR THE                     FOR THE                  FOR THE                      FOR THE
                    PERIOD ENDED                 YEAR ENDED               PERIOD ENDED                 YEAR ENDED
              APRIL 30, 2014 (UNAUDITED)      OCTOBER 31, 2013       APRIL 30, 2014 (UNAUDITED)     OCTOBER 31, 2013
              ------------------------   --------------------------  -------------------------  ------------------------
                SHARES        AMOUNT        SHARES        AMOUNT      SHARES        AMOUNT        SHARES       AMOUNT
              ----------   ------------  -----------  -------------   --------    -----------   ----------  ------------
Shares
 sold........    210,589   $  1,678,322    2,548,594  $  21,077,267    40,710    $   319,503       160,060  $  1,317,219

 Reinvested
 shares......         --             --           --             --        --             --            --            --
Shares
 redeemed.... (1,470,328)   (11,716,983) (15,065,610)  (125,689,392) (458,555)    (3,580,678)   (3,481,257)  (28,604,414)
              ----------   ------------  -----------  -------------   --------    -----------   ----------  ------------

 Net increase
 (decrease).. (1,259,739)  $(10,038,661) (12,517,016) $(104,612,125) (417,845)   $(3,261,175)   (3,321,197) $(27,287,195)
              ==========   ============  ===========  =============   ========    ===========   ==========  ============

                          ALTERNATIVE STRATEGIES FUND#
              ----------------------------------------------------
                       CLASS W                     CLASS W
              ------------------------   --------------------------
                       FOR THE                     FOR THE
                    PERIOD ENDED                 YEAR ENDED
              APRIL 30, 2014 (UNAUDITED)      OCTOBER 31, 2013
              ------------------------   --------------------------
                SHARES        AMOUNT        SHARES        AMOUNT
              ----------   ------------  -----------  -------------
Shares
 sold........    231,642   $  1,860,411      658,944  $   5,465,750

 Reinvested
 shares......         --             --           --             --
Shares
 redeemed....   (433,024)    (3,473,120)  (5,012,702)   (41,864,508)
              ----------   ------------  -----------  -------------

 Net increase
 (decrease)..   (201,382)  $ (1,612,709)  (4,353,758) $ (36,398,758)
              ==========   ============  ===========  =============

                                                       GLOBAL TRENDS FUND#
              ---------------------------------------------------------------------------------------------------------
                       CLASS A                     CLASS A                  CLASS C                      CLASS C
              ------------------------   --------------------------  -------------------------  ------------------------
                       FOR THE                     FOR THE                  FOR THE                      FOR THE
                    PERIOD ENDED                 YEAR ENDED               PERIOD ENDED                 YEAR ENDED
              APRIL 30, 2014 (UNAUDITED)      OCTOBER 31, 2013       APRIL 30, 2014 (UNAUDITED)     OCTOBER 31, 2013
              ------------------------   --------------------------  -------------------------  ------------------------
                SHARES        AMOUNT        SHARES        AMOUNT      SHARES        AMOUNT        SHARES       AMOUNT
              ----------   ------------  -----------  -------------   --------    -----------   ----------  ------------
Shares
 sold........    267,972   $  3,759,290      927,516  $  13,860,930    71,321    $   969,670       160,335  $  2,371,848

 Reinvested
 shares......    412,489      5,630,475           --             --   111,421      1,499,730            --            --
Shares
 redeemed.... (1,493,637)   (21,062,782)  (9,600,969)  (142,618,005) (500,472)    (6,948,293)   (2,561,824)  (37,818,642)
              ----------   ------------  -----------  -------------   --------    -----------   ----------  ------------

 Net increase
 (decrease)..   (813,176)  $(11,673,017)  (8,673,453) $(128,757,075) (317,730)   $(4,478,893)   (2,401,489) $(35,446,794)
              ==========   ============  ===========  =============   ========    ===========   ==========  ============

--------
#  Consolidated; See Note 2.

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                            GLOBAL TRENDS FUND#
              ---------------------------------------------------
                     CLASS W                      CLASS W
              -------------------------  ------------------------
                     FOR THE                      FOR THE
                   PERIOD ENDED                 YEAR ENDED
              APRIL 30, 2014 (UNAUDITED)     OCTOBER 31, 2013
              -------------------------  ------------------------
               SHARES        AMOUNT        SHARES       AMOUNT
               --------    -----------   ----------  ------------
Shares
 sold........   75,424    $ 1,055,455       263,214  $  3,918,356

 Reinvested
 shares......   14,700        201,537            --            --
Shares
 redeemed.... (362,118)    (5,117,340)   (3,763,887)  (55,820,770)
               --------    -----------   ----------  ------------

 Net increase
 (decrease).. (271,994)   $(3,860,348)   (3,500,673) $(51,902,414)
               ========    ===========   ==========  ============

--------
#  Consolidated; See Note 2.

                                                 FOCUSED ALPHA GROWTH FUND
            ------------------------------------------------------------------------------------------------------
                     CLASS A                    CLASS A                  CLASS C                     CLASS C
            ------------------------   -------------------------  -------------------------  ----------------------
                     FOR THE                    FOR THE                  FOR THE                     FOR THE
                  PERIOD ENDED                 YEAR ENDED              PERIOD ENDED                YEAR ENDED
            APRIL 30, 2014 (UNAUDITED)      OCTOBER 31, 2013      APRIL 30, 2014 (UNAUDITED)    OCTOBER 31, 2013
            ------------------------   -------------------------  -------------------------  ----------------------
              SHARES        AMOUNT       SHARES        AMOUNT      SHARES        AMOUNT        SHARES      AMOUNT
            ----------   ------------  ----------  -------------   --------      ------      ---------  -----------
Shares
 sold......  2,773,198   $ 68,564,397   4,418,092  $  96,680,107   943,492    $23,225,188    1,005,375  $22,051,216
Shares
 issued
 in
 merger@...         --             --   5,574,811    127,408,906        --             --      614,131   13,899,595

 Reinvested
 shares....    688,314     16,409,393   1,376,617     25,921,701   112,639      2,650,390      173,060    3,239,688
Shares
 redeemed.. (2,574,104)   (63,688,535) (6,096,556)  (134,216,314) (240,461)    (5,870,398)    (392,238)  (8,412,791)
            ----------   ------------  ----------  -------------   --------    -----------   ---------  -----------
Net
 increase
 (decrease)    887,408   $ 21,285,255   5,272,964  $ 115,794,400   815,670    $20,005,180    1,400,328  $30,777,708
            ==========   ============  ==========  =============   ========    ===========   =========  ===========

                         FOCUSED ALPHA GROWTH FUND
            ---------------------------------------------------
                     CLASS W                    CLASS W
            ------------------------   -------------------------
                     FOR THE                    FOR THE
                  PERIOD ENDED                 YEAR ENDED
            APRIL 30, 2014 (UNAUDITED)      OCTOBER 31, 2013
            ------------------------   -------------------------
              SHARES        AMOUNT       SHARES        AMOUNT
            ----------   ------------  ----------  -------------
Shares
 sold......  1,853,676   $ 46,435,635   1,163,542  $  26,309,777
Shares
 issued
 in
 merger@...         --             --      16,108        369,343

 Reinvested
 shares....     25,143        602,183       1,760         33,219
Shares
 redeemed..   (604,136)   (15,249,813)   (182,937)    (4,100,839)
            ----------   ------------  ----------  -------------
Net
 increase
 (decrease)  1,274,683   $ 31,788,005     998,473  $  22,611,500
            ==========   ============  ==========  =============

                                               FOCUSED ALPHA LARGE-CAP FUND
            ------------------------------------------------------------------------------------------------------
                     CLASS A                    CLASS A                  CLASS C                     CLASS C
            ------------------------   -------------------------  -------------------------  ----------------------
                     FOR THE                    FOR THE                  FOR THE                     FOR THE
                  PERIOD ENDED                 YEAR ENDED              PERIOD ENDED                YEAR ENDED
            APRIL 30, 2014 (UNAUDITED)      OCTOBER 31, 2013      APRIL 30, 2014 (UNAUDITED)    OCTOBER 31, 2013
            ------------------------   -------------------------  -------------------------  ----------------------
              SHARES        AMOUNT       SHARES        AMOUNT      SHARES        AMOUNT        SHARES      AMOUNT
            ----------   ------------  ----------  -------------   --------    -----------   ---------  -----------
Shares
 sold......    673,744   $ 16,623,751   1,927,465  $  37,790,873   121,814    $ 2,970,213      158,217  $ 3,362,470
Shares
 issued
 in
 merger@...         --             --  13,582,757    331,778,199        --             --    3,298,507   79,715,895

 Reinvested
 shares....  1,064,727     25,371,388     492,819      9,112,223   236,612      5,569,836       70,365    1,294,013
Shares
 redeemed.. (2,667,264)   (65,829,736) (6,320,366)  (144,755,194) (350,558)    (8,591,030)    (281,650)  (5,916,654)
            ----------   ------------  ----------  -------------   --------    -----------   ---------  -----------
Net
 increase
 (decrease)   (928,793)  $(23,834,597)  9,682,675  $ 233,926,101     7,868    $   (50,981)   3,245,439  $78,455,724
            ==========   ============  ==========  =============   ========    ===========   =========  ===========

--------
@  See Note 3

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

                  FOCUSED ALPHA LARGE-CAP FUND
            ---------------------------------------------
                  CLASS W                    CLASS W
            -------------------------  ------------------
                  FOR THE                    FOR THE
                PERIOD ENDED               YEAR ENDED
            APRIL 30, 2014 (UNAUDITED)  OCTOBER 31, 2013
            -------------------------  ------------------
             SHARES       AMOUNT       SHARES    AMOUNT
             -------     ----------    ------  ----------
Shares
 sold...... 183,745     $4,558,340     92,061  $2,078,580
Shares
 issued
 in
 merger@...      --             --         --          --

 Reinvested
 shares....   3,772         90,304        433       8,025
Shares
 redeemed.. (24,612)      (618,961)    (9,043)   (200,631)
             -------     ----------    ------  ----------
Net
 increase
 (decrease) 162,905     $4,029,683     83,451  $1,885,974
             =======     ==========    ======  ==========

--------
@  See Note 3

                                            INCOME EXPLORER FUND
             -------------------------------------------------------------------------------------------------
                     CLASS A                    CLASS A                 CLASS C                    CLASS C
             -------------------------  -------------------------  -------------------------  ----------------
                                            FOR THE PERIOD                                     FOR THE PERIOD
                     FOR THE                 JULY 2, 2013*              FOR THE                 JULY 2, 2013*
                  PERIOD ENDED                  THROUGH              PERIOD ENDED                  THROUGH
             APRIL 30, 2014 (UNAUDITED)    OCTOBER 31, 2013        APRIL 30, 2014 (UNAUDITED) OCTOBER 31, 2013
             -------------------------  -------------------------  -------------------------  ----------------
               SHARES        AMOUNT       SHARES        AMOUNT     SHARES        AMOUNT       SHARES   AMOUNT
              ---------   -----------    ---------   -----------   ------         --------    ------  --------
Shares
 sold.......    59,122    $   930,577   1,473,407    $22,280,178   45,294       $710,497      12,142  $183,435

 Reinvested
 shares.....    33,046        512,013      15,244        232,274      478          7,447          90     1,374
Shares
 redeemed...  (115,484)    (1,796,295)   (108,817)    (1,644,690)  (1,294)       (20,416)         (1)      (12)
              ---------   -----------    ---------   -----------     ------       --------    ------  --------
Net
 increase
 (decrease).   (23,316)      (353,705)  1,379,834     20,867,762   44,478        697,528      12,231   184,797
              =========   ===========    =========   ===========     ======       ========    ======  ========

                          INCOME EXPLORER FUND
             ----------------------------------------------------
                     CLASS W                    CLASS W
             -------------------------  -------------------------
                                            FOR THE PERIOD
                     FOR THE                 JULY 2, 2013*
                  PERIOD ENDED                  THROUGH
             APRIL 30, 2014 (UNAUDITED)    OCTOBER 31, 2013
             -------------------------  -------------------------
               SHARES        AMOUNT       SHARES        AMOUNT
              ---------   -----------    ---------   -----------
Shares
 sold.......     3,085    $    50,000       6,667    $   100,000

 Reinvested
 shares.....       185          2,882          87          1,332
Shares
 redeemed(1)        --             --          --             --
              ---------   -----------    ---------   -----------
Net
 increase
 (decrease).     3,270         52,882       6,754        101,332
              =========   ===========    =========   ===========

                                      SMALL-CAP FUND
             -------------------------------------------------------------------------------
                     CLASS A                    CLASS C                 CLASS W
             -------------------------  -------------------------  -------------------------
                 FOR THE PERIOD             FOR THE PERIOD          FOR THE PERIOD
                FEBRUARY 6, 2014*          FEBRUARY 6, 2014*       FEBRUARY 6, 2014*
                     THROUGH                    THROUGH                 THROUGH
             APRIL 30, 2014 (UNAUDITED) APRIL 30, 2014 (UNAUDITED) APRIL 30, 2014 (UNAUDITED)
             -------------------------  -------------------------  -------------------------
               SHARES        AMOUNT       SHARES        AMOUNT     SHARES        AMOUNT
              ---------   -----------    ---------   -----------   ------         --------
Shares
 sold....... 3,524,648    $52,880,160       8,101    $   122,362    6,667       $100,000

 Reinvested
 shares.....        --             --          --             --       --             --
Shares
 redeemed...   (98,929)    (1,540,074)         --             --       --             --
              ---------   -----------    ---------   -----------     ------       --------
Net
 increase
 (decrease). 3,425,719     51,340,086       8,101        122,362    6,667        100,000
              =========   ===========    =========   ===========     ======       ========

--------
*  Commencement of operations.

   On September 13, 2010, the SunAmerica Focused Alpha Growth Fund, Inc. announced its intention to conduct an in-kind tender offer to acquire up to 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares at a price equal to 98.5% of the SunAmerica Focused Alpha Growth Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Growth Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)

   fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. eastern time on November 18, 2010.

   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Growth Fund, Inc. accepted 6,106,571 properly tendered shares, representing 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares of common stock, at a price per share of $17.96, which is equal to 98.5% of the SunAmerica Focused Alpha Growth Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the SunAmerica Focused Alpha Growth Fund, Inc. distributed in payment for such properly tendered shares accepted was $109,674,015. Because the number of shares tendered exceeded 30% of the SunAmerica Focused Alpha Growth Fund, Inc. outstanding shares of common stock, the SunAmerica Focused Alpha Growth Fund, Inc. purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 44.2% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the SunAmerica Focused Alpha Growth Fund, Inc. recorded net realized gains of $26,382,332 for financial statement purposes.

   On September 13, 2010, the SunAmerica Focused Alpha Large-Cap Fund, Inc. announced its intention to conduct an in-kind tender offer to acquire up to 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares at a price equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value (NAV) per share in exchange for a pro rata distribution of the SunAmerica Focused Alpha Large-Cap Fund, Inc. portfolio securities (subject to certain exceptions, including paying cash in lieu of fractional shares and paying cash in lieu of delivering any "odd lot" of portfolio securities (i.e., fewer than 100 shares) to a participating shareholder). The in-kind tender offer commenced on October 7, 2010 and expired at 5:00 p.m. Eastern time on November 18, 2010.

   In accordance with the terms of the in-kind tender offer, the SunAmerica Focused Alpha Large-Cap Fund, Inc. accepted 2,413,809 properly tendered shares, representing 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, at a price per share of $16.64, which is equal to 98.5% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. net asset value per share as of the close of regular trading on the New York Stock Exchange on November 19, 2010. The total value of the assets of the SunAmerica Focused Alpha Large-Cap Fund, Inc. distributed in payment for such properly tendered shares accepted was $40,165,782. Because the number of shares tendered exceeded 25% of the SunAmerica Focused Alpha Large-Cap Fund, Inc. outstanding shares of common stock, the SunAmerica Focused Alpha Large-Cap Fund, Inc. purchased tendered shares on a pro rata basis. Accordingly, on a pro rata basis, approximately 33.3% of the shares properly tendered by each participating shareholder were accepted for payment. As a result of the in-kind tender offer, the Focused Alpha Large-Cap Fund, Inc. recorded net realized gains of $6,723,429 for financial statement purposes.

Note 9. Line of Credit

   The Trust has established a $10 million committed secured line of credit with State Street Bank and Trust Company, the custodian for the 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund. The SunAmerica family of mutual funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, for the Focused Alpha Growth, Focused Alpha Large-Cap and Income Explorer Funds. Interest is currently payable at the higher of the Federal Funds Rate or London Interbank Offered Rate plus 125 basis points on both of the committed lines and State Street Bank and Trust Company's discretionary bid rate on both uncommitted lines of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of both committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under both of the lines of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the period ended April 30, 2014, the following Funds had borrowings:

                                                           WEIGHTED
                            DAYS     INTEREST AVERAGE DEBT AVERAGE
FUND                     OUTSTANDING CHARGES    UTILIZED   INTEREST
----                     ----------- -------- ------------ --------
Focused Alpha Large-Cap.      5        $543    $2,907,736    1.35%
                              =        ====    ==========    ====

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


Note 10. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended April 30, 2014, the amount of expense reductions received by each Fund used to offset the Fund's non-affiliated expenses were as follows:

                           TOTAL
                          EXPENSE
FUND                     REDUCTIONS
----                     ----------
Focused Alpha Growth....   $5,554
Focused Alpha Large-Cap.    3,052

Note 11. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended April 30, 2014, none of the Funds participated in this program.

Note 12. Trustees' Retirement Plan

   The Board has adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Disinterested Trustees. The Retirement Plan provides generally that a Disinterested Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Trustees from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Trustees' fees and expenses payable line on the Statements of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statements of Operations.

                              RETIREMENT RETIREMENT RETIREMENT
                                 PLAN       PLAN       PLAN
                              LIABILITY   EXPENSE    PAYMENTS
                              ---------- ---------- ----------
FUND                                AS OF APRIL 30, 2014
----                          --------------------------------
Focused Alpha Growth Fund....   $3,963      $44       $2,158
Focused Alpha Large-Cap Fund.    9,558       67        5,236

        SUNAMERICA SPECIALTY SERIES
        NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2014 -- (UNAUDITED)
        (CONTINUED)


Note 13. Investment Concentration

   The Funds may invest in U.S. Treasury securities, including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. government and, as such, are backed by the "full faith and credit" of the U.S. government. The Funds may also invest in obligations issued by agencies and instrumentalities of the U.S. government that may vary in the level of support they receive from the government. These obligations may not be backed by the full faith and credit of the U.S. government. With respect to those instruments that are not backed by the full faith and credit of the U.S. government, the U.S. government may choose not to provide financial support to such government sponsored agencies or instrumentalities since it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund holding securities of such issuer might not be able to recover its investment from the U.S. government. As a result of the Funds' concentration in U.S. government agencies or instrumentalities, they may be subject to risks associated with the U.S. government. At the end of the period, the 2020 High Watermark Fund and the Alternative Strategies Fund had 14.2% and 32.3%, respectively, of their total net assets invested in such securities.

Note 14. Security Transactions with Affiliated Portfolios

   The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended April 30, 2014, the following Portfolios engaged in security transactions with affiliated Portfolios:

                       COST OF   PROCEEDS   REALIZED
PORTFOLIO             PURCHASES FROM SALES GAIN\(LOSS)
---------             --------- ---------- ----------- -
Focused Alpha Growth.    $--    $3,966,656  $(154,179)
Focused Large-Cap....     --     3,412,132   (132,502)

        SUNAMERICA SPECIALTY SERIES
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- SUNAMERICA SMALL-CAP FUND -- APRIL 30, 2014 -- (UNAUDITED)

The Board of the Trust, including the Trustees who are not "interested persons," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended of the Trust, SunAmerica, or Cadence Capital Management LLC ("Cadence") (the "Disinterested Trustees") approved the Investment Advisory and Management Agreement between the Trust, on behalf of the SunAmerica Small-Cap Fund (the "Fund"), and SunAmerica (the "Advisory Agreement") for an initial term ending June 30, 2015 at an in-person meeting held on September 17, 2013 (the "September Meeting"). At the September Meeting, the Board also approved the Subadvisory Agreement between SunAmerica and Cadence with respect to the Fund (the "Subadvisory Agreement"), for an initial term ending June 30, 2015.

In accordance with Section 15(c) of the 1940 Act, the Board requested and SunAmerica and Cadence, as applicable, provided materials relating to the Board's consideration of whether to approve the Advisory Agreement and the Subadvisory Agreement. These materials included, among other things: (a) a summary of the services to be provided to the Fund by SunAmerica and its affiliates, and by Cadence; (b) information independently compiled and prepared by Lipper on the proposed fees and expenses of the Fund as compared with a peer group of funds, along with along with fee and performance data with respect to any other mutual funds or other accounts advised or subadvised by SunAmerica or Cadence with similar investment objectives and/or strategies, as applicable;
(c) information about SunAmerica's compliance policies and procedures and the services it provides in connection with its oversight of subadvisers;
(d) information about SunAmerica's and Cadence's risk management processes;
(e) information regarding brokerage and soft dollar practices; and
(f) information about the key personnel of SunAmerica and its affiliates, and Cadence, that will be involved in the investment management, administration, compliance and risk management activities with respect to the Fund, as well as current and projected staffing levels and compensation practices.

In determining whether to approve the Advisory Agreement and Subadvisory Agreement, the Board, including the Disinterested Trustees, considered the following information:

Nature, Extent and Quality of Services Provided by SunAmerica and Cadence. The Board, including the Disinterested Trustees, considered the nature, quality and extent of services to be provided by SunAmerica. The Board noted that the services would include acting as investment manager and adviser to the Fund, managing the daily business affairs of the Fund and obtaining and evaluating economic, statistical and financial information to formulate and implement investment policies for the Fund. The Board also observed that SunAmerica would provide office space, bookkeeping, accounting, legal, compliance, clerical, secretarial and certain administrative services (exclusive of, and in addition to, any such service provided by any other party retained by the Fund) and has authorized its officers and employees, if elected, to serve as officers or Trustees of the Trust without compensation. Finally, the Board noted that SunAmerica would be responsible for monitoring and reviewing the activities of affiliated and unaffiliated third-party service providers, including Cadence. In addition to the quality of the advisory services to be provided by SunAmerica, the Board considered the quality of the administrative and other services to be provided by SunAmerica to the Fund pursuant to the Advisory Agreement.

In connection with the services to be provided by SunAmerica, it was further noted that the Board analyzed the structure and duties of SunAmerica's fund administration, accounting, operations, legal and compliance departments and concluded that they would be adequate to meet the needs of the Fund. The Board also reviewed the personnel that would be responsible for providing advisory services to the Fund and other key personnel of SunAmerica, in addition to current and projected staffing levels and compensation practices and concluded, based on their experience and interaction with SunAmerica, that: (i) SunAmerica has the ability to retain quality investment and other personnel;
(ii) SunAmerica would exhibit a high level of diligence and attention to detail in carrying out its advisory and other responsibilities under the Advisory Agreement; (iii) SunAmerica would be responsive to requests of the Board; and
(iv) SunAmerica would keep the Board apprised of developments relating to the Fund and the industry in general. The Board concluded that the nature and extent of services to be provided under the Advisory Agreement were reasonable and appropriate in relation to the management fee and that the quality of services was expected to be high.

The Board also considered SunAmerica's reputation and considered the benefit to shareholders of investing in a fund that is part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board considered SunAmerica's experience in providing management and investment advisory and administrative services to advisory clients and noted that as of July 31, 2013, SunAmerica managed, advised and/or administered approximately $61.3 billion in assets. In addition, the Board considered SunAmerica's code of ethics and its commitment to compliance generally and with respect to its proposed management and administration of the Fund. The Board also considered SunAmerica's risk management processes. The Board further observed that SunAmerica has developed internal procedures for monitoring compliance with the investment objectives, policies and restrictions of

        SUNAMERICA SPECIALTY SERIES
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- SUNAMERICA SMALL-CAP FUND -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)

the Fund. The Board also reviewed SunAmerica's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact SunAmerica from effectively serving as the investment adviser to the Fund.

The Board also considered the nature, quality and extent of services to be provided by Cadence to the Fund. The Board observed that Cadence would be responsible for providing day-to-day investment management services, including investment research, advice and supervision, and determining which securities will be purchased or sold by the portions of the Fund that it manages, subject to the oversight and review of SunAmerica. The Board reviewed Cadence's history, structure, size, visibility and resources, which are needed to attract and retain highly qualified investment professionals, and then reviewed the personnel that would be responsible for providing subadvisory services to the Fund and other key personnel of Cadence, in addition to current and projected staffing levels and compensation practices, and concluded, based on discussions with Cadence representatives and the diligence conducted by management, that
Cadence: (i) has the ability to retain high quality portfolio managers and other investment personnel; (ii) would exhibit a high level of diligence and attention to detail in carrying out its responsibilities under the Subadvisory Agreement; and (iii) would be responsive to requests of the Board and of SunAmerica. In addition, the Board considered Cadence's code of ethics and its risk management processes. The Board further observed that Cadence has developed internal policies and procedures for monitoring compliance with the investment objectives, policies and restrictions of the Fund. The Board also reviewed Cadence's compliance and regulatory history and noted that there were no material legal, regulatory or compliance issues that would potentially impact Cadence from effectively serving as a subadviser to the Fund. The Board concluded that the nature and extent of services to be provided by Cadence under the Subadvisory Agreement were reasonable and appropriate in relation to the subadvisory fees and that the quality of services was expected to be high.

Consideration of the Management Fee and Subadvisory Fee and the Cost of the Services to be Provided by SunAmerica and Cadence. The Board then noted that it received and reviewed information regarding the fees to be paid by the Fund to SunAmerica pursuant to the Advisory Agreement and the fees to be paid by SunAmerica to Cadence pursuant to the Subadvisory Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services to be provided and any potential additional benefits to be received by SunAmerica, Cadence or their affiliates in connection with providing such services to the Fund.

To assist in analyzing the reasonableness of the management fee for the Fund, the Board received reports independently prepared by Lipper, which contained comparative fee and expense information with respect to the Fund (which is based on estimated expense amounts) and a representative group of similar funds as determined by Lipper. In considering the reasonableness of the management fee to be paid by the Fund to SunAmerica, the Board reviewed a number of expense comparisons, including: (i) contractual and actual advisory fees; and
(ii) total operating expenses. In considering the Fund's projected total operating expenses, the Board analyzed the level of fee waivers and expense reimbursements and the net expense caps contractually agreed upon by SunAmerica with respect to the Fund. The Board further considered that, unlike the funds in the Peer Group and Peer Universe, the fee waivers and/or reimbursements anticipated to be made by SunAmerica with respect to the Fund are only reflected in the total expenses category of the Lipper report, rather than also being reflected as specific management fee waivers in the actual management fees category of the Lipper report. As a result, the Board took into account that the actual management fees presented by Lipper for the funds in the Peer Group and Peer Universe may appear lower on a relative basis. The Board also considered the various expense components of the Fund and compared the Fund's net expense ratio to those of other funds within its Peer Group and Peer Universe as a guide to help assess the reasonableness of the management fee for the Fund. The Board acknowledged that it was difficult to make precise comparisons with other funds in the Peer Group and Peer Universe since the exact nature of services provided under the various fund agreements is often not apparent. The Board noted, however, that the comparative fee information provided by Lipper as a whole was useful in assessing whether SunAmerica would be providing services at a cost that was competitive with other, similar funds. The Board took into account management's discussion of the Fund's proposed fees and anticipated expenses.

The Board also considered the advisory fee received by SunAmerica with respect to another mutual fund with similar investment strategies to the portion of the Fund to be managed by SunAmerica, and reviewed any relevant distinctions or differences with respect to such other mutual fund.

It was noted that the Board also received and reviewed information regarding the subadvisory fee to be paid by SunAmerica to Cadence pursuant to the Subadvisory Agreement. To assist in analyzing the reasonableness of the subadvisory fees, the Board received a report prepared independently by Lipper. The report showed comparative fee information of the Fund's Peer Group and

        SUNAMERICA SPECIALTY SERIES
        APPROVAL OF THE INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENT -- SUNAMERICA SMALL-CAP FUND -- APRIL 30, 2014 -- (UNAUDITED) (CONTINUED)

Peer Universe that the Board used as a guide to help assess the reasonableness of the subadvisory fees. The Board noted that the Peer Group/Universe information as a whole was useful in assessing whether Cadence was providing services at a cost that was competitive with other similar funds. The Board also considered that the subadvisory fee, which was negotiated at arms'-length, will be paid by SunAmerica out of its advisory fee and not by the Fund, and that subadvisory fees may vary widely within a peer group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of the subadvisory fees to be paid out by SunAmerica and the amount of the advisory fee that it would retain and determined that these amounts were reasonable in light of the services to be performed by SunAmerica and Cadence, respectively.

The Board also considered fees received by Cadence with respect to other mutual funds and accounts for which they serve as adviser or subadviser that have similar investment strategies to the portions of the Fund that they would manage, and reviewed any relevant distinctions or differences with respect to such other mutual funds or accounts.

Profitability. The Board noted that it did not receive information regarding the profitability of SunAmerica, its affiliates, or Cadence because the Fund had not yet commenced operations and the Advisory Agreement and Subadvisory Agreement were not yet in effect.

The Board noted that it had reviewed financial statements and/or other financial reports from SunAmerica and Cadence and considered whether SunAmerica and Cadence had the financial resources necessary to attract and retain high quality investment management personnel and to provide high quality services to the Fund.

The Board concluded that SunAmerica and Cadence had the resources necessary to perform their obligations under the Advisory Agreement and Subadvisory Agreement, respectively, and to provide the Fund with high quality services that the Board expects. The Board also concluded that the advisory fee and subadvisory fee were reasonable in light of the factors discussed above.

Economies of Scale. The Board did not review specific information regarding whether shareholders would benefit from economies of scale with respect to the Fund as the Fund has not yet commenced operations. However, the Board did consider that as a result of being part of the SunAmerica fund complex, the Fund will share common resources and may share certain expenses, and if the size of the complex increases, the Fund could incur lower expenses than it otherwise would achieve as a standalone entity.

Other Factors. The Board also received and reviewed information regarding SunAmerica's and Cadence's brokerage and soft dollar practices. The Board considered that SunAmerica and Cadence would be responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and negotiation of commission rates, as applicable. The Board also considered the potential benefits SunAmerica and Cadence may derive from soft dollar arrangements, as applicable, including arrangements under which brokers provide research and/or certain limited brokerage services to clients in return for allocating brokerage.

Conclusion. After a full and complete discussion, the Board approved the Advisory Agreement and the Subadvisory Agreement, each for an initial term ending June 30, 2015. Based upon their evaluation of all these factors in their totality, the Board, including the Disinterested Trustees, was satisfied that the terms of the Advisory Agreement and the Subadvisory Agreement were fair and reasonable and in the best interests of the Fund and its shareholders. In arriving at a decision to approve the Advisory Agreement and the Subadvisory Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and each Disinterested Trustee may have attributed different weights to different factors. The Disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

[LOGO] SunAmerica
       Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES                       OTHER INFORMATION                          This report is submitted solely for the
 Richard W. Grant                        The most recent annual and/or quar-        general information of shareholders of
 Peter A. Harbeck                        terly report of Prudential Financial,      the Funds. Distribution of this report
 Dr. Judith L. Craven                    Inc. and Prudential Global Funding,        to persons other than shareholders of
 William F. Devin                        Inc. is available without charge by call-  the Funds is authorized only in con-
 Stephen J. Gutman                       ing (800) 858-8850.                        nection with a currently effective pro-
 William J. Shea                                                                    spectus, setting forth details of the
                                         VOTING PROXIES ON FUND PORTFOLIO           Funds, which must precede or accom-
OFFICERS                                 SECURITIES                                 pany this report.
 John T. Genoy, President and Chief      A description of the policies and proce-
   Executive Officer                     dures that the Trust uses to determine     DELIVERY OF SHAREHOLDER DOCUMENTS
 Timothy P. Pettee, Vice President       how to vote proxies related to securities  The Funds have adopted a policy that
 James Nichols, Vice President           held in a Fund's portfolio, which is       allows them to send only one copy of a
 Katherine Stoner, Vice President and    available in the Trust's Statement of      Fund's prospectus, proxy material,
   Chief Compliance Officer              Additional Information, may be ob-         annual report and semi-annual report
 Gregory N. Bressler, Secretary          tained without charge upon request, by     (the "shareholder documents") to
 Gregory R. Kingston, Treasurer          calling (800) 858-8850. The in-            shareholders with multiple accounts
 Kathleen Fuentes, Chief Legal Officer   formation is also available from the       residing at the same "household." This
   and Assistant Secretary               EDGAR database on the U.S. Secu-           practice is called householding and
 Thomas D. Peeney, Assistant Secretary   rities and Exchange Commission's           reduces Fund expenses, which benefits
 Nori L. Gabert, Vice President and      website at http://www.sec.gov.             you and other shareholders. Unless the
   Assistant Secretary                                                              Funds receive instructions to the con-
 Matthew J. Hackethal, Anti-Money        PROXY VOTING RECORD ON FUND                trary, you will only receive one copy of
   Laundering Compliance Officer         PORTFOLIO SECURITIES                       the shareholder documents. The Funds
 Shawn Parry, Assistant Treasurer        Information regarding how the Trust        will continue to household the share-
                                         voted proxies related to securities held   holder documents indefinitely, until we
INVESTMENT ADVISER                       in the Funds during the most recent        are instructed otherwise. If you do not
 SunAmerica Asset Management, LLC        twelve month period ended June 30 is       wish to participate in householding
 Harborside Financial Center             available, once filed with the U.S.        please contact Shareholder Services at
 3200 Plaza 5                            Securities and Exchange Commission,        (800) 858-8850 ext. 6010 or send a
 Jersey City, NJ 07311-4992              without charge, upon request, by call-     written request with your name, the
                                         ing (800) 858-8850 or on the U.S.          name of your fund(s) and your account
DISTRIBUTOR                              Securities and Exchange Commission         number(s) to SunAmerica Mutual
 AIG Capital Services, Inc.              website at http://www.sec.gov.             Funds c/o BFDS, P.O. Box 219186,
 Harborside Financial Center                                                        Kansas City MO, 64121-9186. We
 3200 Plaza 5                            DISCLOSURE OF QUARTERLY PORTFOLIO          will resume individual mailings for
 Jersey City, NJ 07311-4992              HOLDINGS                                   your account within thirty (30) days of
                                         The Trust is required to file its com-     receipt of your request.
SHAREHOLDER SERVICING AGENT              plete schedule of portfolio holdings
 SunAmerica Fund Services, Inc.          with the U.S. Securities and Exchange      The accompanying report has not been
 Harborside Financial Center             Commission for its first and third fiscal  audited by independent accountants
 3200 Plaza 5                            quarters on Form N-Q. The Trust's          and accordingly no opinion has been
 Jersey City, NJ 07311-4992              Forms N-Q are available on the U.S.        expressed thereon.
                                         Securities and Exchange Commission
CUSTODIAN AND TRANSFER AGENT             website at www.sec.gov. You can also
 State Street Bank and Trust Company     review and obtain copies of the Forms
 P.O. Box 5607                           N-Q at the U.S. Securities and Ex-
 Boston, MA 02110                        change Commission Public Reference
                                         Room in Washington DC (informa
                                         tion on the operation of the Public
                                         Reference Room may be obtained by
                                         calling 1-800-SEC-0330).

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1
                       GO TO WWW.SAFUNDS.COM

                   2
                       CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

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ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  INVESTMENTS.

         Included in Item 1 to the Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a) (1) Not applicable.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: July 8, 2014

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: July 8, 2014